UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2013

Investment Adviser

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

(This Page Intentionally Left Blank)

Old Westbury Funds, Inc.
A Letter From the President (Unaudited)

Dear Shareholders:

In contrast to the roller-coaster investment environment of 2011-2012, last year’s market behavior was downright bulldozer-like. In the face of potential obstacles, ranging from U.S. political dysfunction to Federal Reserve uncertainty and fears about Chinese GDP, global economic growth still managed relentlessly to push forward. Pleasantly surprised, investors drove global stock markets to new heights. During the 12-month period, global stocks rose more than 20%, the S&P 500 Index returned 23%, and small-and-mid-cap stocks delivered an extraordinary 29%.

What exactly happened?

In the U.S., uncertainty dominated the fiscal year from its outset. Investors weighed who would be elected president and whether the U.S. would go over the much-feared “fiscal cliff.” As the year progressed, attention turned to the Federal Reserve, when the nation’s central bank announced its intention to begin “tapering” its easy-money bond-buying program. More unease arose over who would be nominated to succeed Fed Chairman Ben Bernanke, culminating in yet another debt-ceiling debate and, in October, a 16-day government shutdown. Yet, for all these potential difficulties, the market – and the economy – continued to push forward. President Obama was re-elected, the Fed delayed the taper, the debt ceiling was extended, the shutdown ended, and the economy remained undaunted. U.S. GDP stayed on track to expand 1.6% in 2013, home prices rose, unemployment fell, and the U.S. budget deficit shrank. All in all, it was a good year.

Similarly, outside the U.S., economic progress persisted despite lingering anxieties. In Europe, uncertainty surrounded the potential outcome of federal elections in Germany, the Italian political environment – instigated by Berlusconi – devolved into chaos, and the euro zone was bedeviled by high joblessness and unsustainable debt. Yet Europe still managed to emerge from a painful six-month-long recession, thanks to accommodative measures from the European Central Bank and a rebound in consumer and business sentiment. Meanwhile, fears over Chinese economic growth proved to be exaggerated as the nation, in November, welcomed new leadership. China, the world’s second-largest economy is expected to grow 7.6% in 2013.

In this environment, our portfolio results were mixed. The strongest absolute returns came, not surprisingly, from our three all-equity funds. Large Cap Core, Large Cap Strategies, and Global Small & Mid Cap each returned over 20%, with the first two outperforming their benchmarks thanks to favorable security selection and excellent performance from growth stocks. Although high-quality bonds suffered as interest rates rose, the Fixed Income Fund proved more protective than its benchmark thanks to its lower duration, while the Municipal Bond Fund’s emphasis on high credit quality dampened relative returns during a year when lower-quality bonds fared better. The Global Opportunities Fund, despite achieving double-digit returns, underperformed its all-equity benchmark substantially, given its low-volatility, protective mandate. Finally, Real Return struggled in an extremely difficult environment for commodities, underperforming primarily as the result of positions in the energy sector.

During the year, we made a few notable changes. In March, we transitioned the Fixed Income Fund to a new benchmark that better matches the fund’s mandate and the risk/return profile of its investors. In September, we added a value-themed U.S. equity strategy to the Large Cap Strategies Fund in order to complement the fund’s three other global strategies. Led by a Bessemer Investment Management team, the U.S. equity portfolio gives us the ability to invest in a range of U.S.-based value stocks not necessarily targeted by the other three managers. We are confident this will give us greater flexibility to adjust the balance between U.S. and non-U.S. stocks and to generate competitive long-term returns.

At year end, we remain committed to our longstanding investment approach, defined by our global perspective, independent research, and long-term thinking. We believe these disciplines will continue to provide favorable results for our clients and position us to fulfill our central mandate of participating in strong market environments while preserving capital during difficult ones.

Thank you for the trust you have placed in us.

Sincerely,

David W. Rossmiller
President
Old Westbury Funds, Inc.

2

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2013 was 23.12%. In comparison, the return of the S&P Global LargeCap Index (the “Index”) was 22.25%.

The most significant contributor to the Fund’s relative outperformance during the year was favorable stock selection in the consumer staples (11.28% of the Fund as of October 31, 2013), financial (15.88%), and energy (8.17%) sectors. Several positions were particularly strong: Japanese telecommunications firm KDDI (1.47%) benefited from improved data usage and smartphone adoption among consumers in Japan. After shares of tech giant Apple (2.78%) dipped earlier in the year, the Cupertino-based company saw its earnings estimates stabilize, sending shares meaningfully higher. (On this, we were helped by our decision not to own Apple at the beginning of the fiscal year, when the stock was especially hard-hit.) Shares of drugstore conglomerate Walgreen (2.36%) rose as the benefits of recent acquisitions became more apparent to investors. Finally, scientific instrument maker Thermo Fisher Scientific (2.21%) had favorable results thanks to improving economic fundamentals and an alleviation of concerns over the U.S. government’s much-feared “sequestration,” which threatened to minimize grants to academic institutions that purchase the firm’s equipment.

The Fund’s results were held back by an overweighting to the underperforming utilities sector (3.96%), an area that tends to lag during strong equity markets. Moreover, stock selection in the consumer discretionary (15.07%) and materials (1.70%) sectors dampened results as well, with camera maker Nikon (1.19%) falling behind in an increasingly competitive camera market and China Telecom (2.17%), one of the country’s largest telecom operators, struggling to keep pace with other Chinese carriers. Moreover, mining company Barrick Gold (sold) was beset by weak gold prices.

At fiscal year-end, the Fund was overweight the healthcare (12.43%), consumer discretionary (15.07%), and telecommunications (7.67%) sectors, and was underweight the financials and materials sectors. In each case, these sector weightings are the product not of specific industry forecasts but rather bottom-up stock selection. The Fund remains overweight the U.S. (48.78%) and developed Europe (25.97%) and underweight other developed countries (2.30%) and emerging markets (7.20%).

3

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Banks	6.1%
Consumer Discretionary	15.1
Consumer Staples	11.3
Energy	8.2
Health Care	12.4
Industrials	9.2
Information Technology	10.5
Insurance	9.1
Materials	1.7
Real Estate	0.7
Telecommunication Services	7.7
Utilities	4.0
Other**	4.0
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

4

Old Westbury Funds, Inc.
Large Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

Average Annual Total Returns

For the Period Ended October 31, 2013

Large Cap Core Fund
One Year	23.12%
Five Year	7.61%
Ten Year	3.45%

S&P Global LargeCap Index (Net)
One Year	22.25%
Five Year	12.73%
Ten Year	7.38%

On November 16, 2011, the Fund changed its name to Large Cap Core Fund (formerly U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to October 2, 2008, the Fund was named the Large Cap Equity Fund and operated under a different investment strategy. Prior to February 16, 2004, the Fund was named the Core Equities Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.00%, as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.07%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

The chart above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The S&P Global LargeCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2013 was 25.69%. In comparison, the return of the S&P Global LargeCap Index was 22.25%.

During the fiscal year, the Fund posted excellent absolute and relative returns, with outperformance from each of its three main components: the Bessemer-managed global sleeve (51.04% of the Fund as of October 31, 2013), which targets companies with strong global brands and sustainable competitive advantages; aggressive-growth manager Sands Capital Management LLC (23.47%); and deep-value manager Oldfield Partners LLP (11.04%). The fourth component, a U.S.-only mandate (14.31%) managed by Bessemer, was added approximately one month before fiscal year-end, so its impact was minimal.

One of the chief contributors to relative performance was stock selection in technology (21.86%). The most noteworthy performer was Anglo-Dutch publishing group Reed Elsevier (1.99%), whose management team continued to bring about high returns by allocating capital more effectively. Other standouts included Chinese company Baidu (1.28%), which cemented its position as the country’s leading search engine, and Facebook (1.09%), which recovered from its disastrous 2012 initial public offering by generating greater revenue from mobile devices. Moreover, European car manufacturer Renault (0.42%) came into greater favor with investors, who began to assign more value to the company’s portfolio of automotive assets. Another contributor to the Fund’s relative performance was its underweighting of the poorly performing energy (8.21%) and materials (2.31%) sectors.

Hindering relative performance was the Fund’s underweighting to financial companies (14.02%), which fared particularly well during the fiscal year. Poor stock selection in industrials (10.99%) and consumer staples (11.10%) hampered results as well. Canadian miner Barrick Gold (0.35%) and educational publisher Pearson (sold) were notable underperformers.

The Fund’s most significant change during the fiscal year was the addition in September of a value-themed U.S. equity strategy to complement the portfolio’s three other global strategies. Led by a Bessemer Investment Management team, the U.S.-only portfolio gives us the ability to invest in a range of U.S.-based value stocks not necessarily targeted by the other three managers. We are confident this will give us greater flexibility to adjust the Fund’s allocation between U.S. and non-U.S. stocks and generate competitive long-term returns.

At fiscal year-end, the Fund was overweight the technology sector (21.86%), where return potential was particularly promising both from emerging companies with strong business models and more established, cash generative companies with high market share. Meanwhile, the Fund was underweight financial stocks (14.02%) as many banks faced higher capital requirements and tighter regulations.

The Fund was overweight the U.S. (51.63%) and developed Europe (25.74%), where higher-quality companies were generally available at reasonable valuations, and remained underweight other developed and emerging markets.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.8%
Belgium	0.3
Brazil	2.3
Canada	0.4
China	1.3
Denmark	0.8
Finland	1.8
France	1.1
Germany	3.2
India	1.1
Italy	1.4
Japan	5.7
Netherlands	3.8
Russia	0.2
Singapore	1.1
South Africa	1.0
South Korea	1.6
Sweden	1.2
Switzerland	3.0
Taiwan	0.1
Thailand	0.7
United Kingdom	7.3
United States	51.6
Other**	8.2
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, U.S. government agencies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2013

Large Cap Strategies Fund
One Year	25.69%
Five Year	10.30%
Ten Year	6.48%

S&P Global LargeCap Index (Net)
One Year	22.25%
Five Year	12.73%
Ten Year	7.38%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to July 28, 2008, the Fund was named the International Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest in a diversified portfolio of foreign companies located outside of the U.S., at least 85% of which were listed on recognized foreign securities exchanges. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.15%, as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.19%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The S&P Global LargeCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Global Small & Mid Cap Fund (the “Fund”) for the fiscal year ended October 31, 2013 was 26.83%. In comparison, the return of the S&P Global MidSmallCap Index (the “Index”) was 28.60%.

During the year, substantial absolute returns came from all four of the Fund’s segments: mid cap stocks managed by Bessemer (46.11% of the Fund as of October 31, 2013); small cap stocks in developed and emerging markets managed by London-based Mondrian Investment Partners Limited (13.78%); U.S. small and mid cap stocks managed by Vermont-based Champlain Investment Partners LLC (15.40%); and global small cap stocks managed by Texas-based Dimensional Fund Advisors LP (24.66%). On a relative basis, outperformance came from the Bessemer- and Dimensional-managed portions of the Fund, while Mondrian and Champlain marginally underperformed in a rapidly appreciating market.

The Fund benefited from our decision to overweight the technology (12.07%) and healthcare (13.24%) sectors, both of which outperformed in the fiscal year. Shares of hard-disk drive maker Western Digital (1.16%) soared on better-than-expected earnings forecasts and shareholder-friendly capital allocation decisions: share buybacks and a considerable dividend increase. Drug distributor AmerisourceBergen (1.76%) fared well after reaching a 10-year distribution agreement with drugstore giant Walgreens. Other notable performers included plastic storage company Tupperware (1.71%) and oil-and-gas industrial manufacturer Lufkin Industries (sold).

The most significant detractor from relative performance was the Fund’s cash level during the year, which — although remaining in the range of 2-3% — dampened results as equities rallied. Sector-wise, the Fund was overweight the underperforming materials sector (10.09%) and underweight consumer discretionary stocks (16.96%), which outperformed. On an individual security level, Abercrombie & Fitch (1.45%) disappointed with weaker-than-expected retail clothing demand, and medical device firm Volcano (0.15%) struggled as the company’s coronary stent sales diminished amid greater scrutiny from hospitals surrounding the procedure.

At fiscal year-end, the Fund was overweight the healthcare and industrials sectors, where several of the Fund’s managers saw companies with strong growth prospects, solid balance sheets, and attractive valuations. The Fund, meanwhile, is underweight financials (11.84%) (given the sector’s regulatory uncertainty and lack of transparency) and utilities (which are vulnerable in rising-rate environments).

The Fund, which was regionally overweight the U.S. market and underweight Japan, was broadly diversified, with 49.74% of the Fund invested in 48 countries outside the U.S.

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Australia	2.0
Austria	0.2
Bahamas	0.0	***
Belgium	0.3
Bermuda	0.7
Brazil	0.8
Cambodia	0.0	***
Canada	2.1
Cayman Islands	0.0	***
Chile	0.1
China	1.1
Columbia	0.0	***
Cyprus	0.0	***
Denmark	0.6
Faeroe Islands	0.0	***
Finland	0.5
France	1.9
Gabon	0.0	***
Germany	2.9
Gibraltar	0.0	***
Greece	0.0	***
Guernsey	0.1
Hong Kong	1.5
Hungary	0.0	***
India	0.9
Indonesia	0.4
Ireland	2.2
Isle of Man	0.0	***
Israel	1.8
Italy	0.5
Japan	4.5
Jersey Channel Islands	0.0	***
Liechtenstein	0.0	***
Luxembourg	0.2
Malaysia	0.7
Malta	0.0	***
Mexico	0.5
Netherlands	1.1
New Zealand	0.4
Norway	0.2
Peru	0.1
Philippines	0.2
Poland	0.1
Portugal	0.1
Qatar	0.0	***
Russia	0.0	***
Singapore	1.6
South Africa	0.5
South Korea	1.4
Spain	0.5
Sweden	0.8
Switzerland	1.5
Taiwan	1.2
Thailand	0.3
Turkey	0.1
United Arab Emirates	0.0	***
United Kingdom	8.4
United States	42.8
Other**	12.2
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies and securities, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2013

Global Small & Mid Cap Fund
One Year	26.83%
Five Year	16.09%
Since Inception (April 5, 2005)	10.55%

S&P Global MidSmallCap Index (Net)
One Year	28.60%
Five Year	17.69%
April 5, 2005 to October 31, 2013	8.11%

Prior to October 2, 2008, the Fund was named Global Small Cap Fund and operated under a different investment strategy. The prior performance shown represents performance of the Fund’s prior strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of small-capitalization companies. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.11%, as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.19%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The S&P Global MidSmallCap Index (Net) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global MidSmallCap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

13

Old Westbury Funds, Inc.
Global Opportunities Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Global Opportunities Fund (the “Fund”) for the fiscal year ended October 31, 2013 was 12.26%. In comparison, the return of the S&P Global LargeMidCap Index was 23.79%. The Fund achieved its results with less volatility than the Index, posting an annualized standard deviation of 5.30% for the fiscal year, compared to 10.09% for the Index.

Although the Fund posted solid absolute returns from all segments during the fiscal year, its protective, low-volatility characteristics led to significant underperformance during a year in which equities delivered extraordinary gains. With stocks as the clear top performer during the year, any non-equity asset classes trailed.

Global bonds managed by sub-adviser Franklin Advisers, Inc. (10.15% of the Fund as of October 31, 2013), despite generating positive returns and far outperforming global bond indexes, were the most significant detractor to results. Favorable positions in Irish bonds and the Japanese yen weren’t enough to compete with stock gains. Mortgage-backed securities managed by sub-adviser BlackRock Financial Management, Inc. (14.92%) and convertible bonds managed by us (7.23%) both posted double-digit returns but ended the year considerably behind the Index. The former was bolstered by continued improvement in U.S. home prices and fewer defaults, while the latter’s conservative positioning detracted during a year in which company defaults were extremely low. A paucity of defaults likewise held back the results of the Fund’s position in high-yield bonds managed by sub-adviser Shenkman Capital Management, Inc. (8.26%), as lower-quality bonds performed better.

The Fund’s equity strategies (58.87%) were, not surprisingly, more competitive with the Index. The Fund’s aggressive-growth quantitative strategies (such as that targeting small cap companies) fared very well on a relative basis, while those emphasizing low-volatility or dividend-yielding stocks fell moderately behind the benchmark. Option strategies (44.81%), which are designed to position the Fund to participate in strong equity environments while protecting in difficult ones, performed roughly as expected, lagging equity markets in an extremely favorable year for stocks. Throughout the year, the Fund lowered its exposure to a) high-yield bonds, whose return potential became increasingly less compelling as yield spreads tightened, and b) convertible bonds, which became less attractive in the strong equity environment. The proceeds from these sales were used to fund a greater position in equity strategies, particularly those involving options.

At fiscal year-end, the Fund placed greater emphasis on stocks, particularly of companies in the U.S., developed Europe, and Japan. We were also looking at potential opportunities to capitalize on the market’s historically low volatility levels and exploring investments in non-U.S. corporate credit should the U.S. Federal Reserve’s “taper” take hold. The Fund, which is short the euro and Japanese yen, remains significantly overweight the U.S. dollar. The Fund has a currency overweight in countries with above-average growth prospects and, in our opinion, disciplined monetary and fiscal policy. These include the Korean won, Malaysian ringgit, and Mexican peso.

14

Old Westbury Funds, Inc.
Global Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Australia	0.4%
Austria	0.1
Belgium	0.1
Bermuda	0.5
Brazil	0.3
Canada	1.3
Cayman Islands	0.1
China	0.1
Finland	0.2
France	0.5
Germany	0.2
Greece	0.2
Guernsey	0.0	***
Hong Kong	0.4
Hungary	0.7
Iceland	0.0	***
India	0.0	***
Indonesia	0.2
Ireland	1.5
Israel	0.1
Italy	0.4
Japan	1.6
Jersey Channel Islands	0.0	***
Luxembourg	0.2
Malaysia	1.6
Mexico	1.2
Netherlands	0.2
New Zealand	0.0	***
Norway	0.1
Pakistan	0.0	***
Philippines	0.3
Poland	1.1
Puerto Rico	0.0	***
Russia	0.1
Serbia	0.1
Singapore	0.6
Slovenia	0.1
South Korea	2.0
Sri Lanka	0.1
Sweden	0.6
Switzerland	0.4
Taiwan	0.2
Thailand	0.0	***
Turkey	0.0	***
Ukraine	0.5
United Kingdom	0.5
United States	76.1
Vietnam	0.1
Other**	5.0
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, options, rights/warrants, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
15

Old Westbury Funds, Inc.
Global Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

Average Annual Total Returns

For the Period Ended October 31, 2013

Global Opportunities Fund
One Year	12.26%
Five Year	10.31%
Since Inception (November 28, 2007)	1.27%

S&P Global LargeMidCap Index (Gross)
One Year	23.79%
Five Year	14.15%
November 28, 2007 to October 31, 2013	2.70%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 1.20%, as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.36%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The S&P Global LargeMidCap (Gross) also includes the reinvestment of distributions but does not include fees and expenses associated with an investment in the Fund. The S&P Global LargeMidCap (Gross) is unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

16

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Real Return Fund (the “Fund”) for the fiscal year ended October 31, 2013 was -15.14%. In comparison, the return of the Dow Jones UBS Commodity Index (the “Index”), was -12.21%.

It was a very challenging year for commodities. Despite accommodative monetary policy worldwide, inflation was held in check by the opposing forces of moderate economic growth, high unemployment, and declining raw materials costs. This in turn weighed on commodities, which tend to perform best during inflationary periods.

During this difficult 12-month period, the chief detractor from relative returns was the Fund’s underweight to soybeans (sold as of October 31, 2013), whose supply tightened alongside rising global demand. Moreover, the Fund’s underweight position in oil (5.31%) dampened returns as turmoil in Syria and the rest of the Middle East put upward pressure on oil prices. Underperformance also came from the Fund’s allocation to natural gas (8.90%). In equities, coal miner Walter Energy (sold) was beset by lower coal prices, while gold miner Kinross Gold Corp. (sold) suffered as the price of the yellow metal decreased by a record amount.

Real Return’s results were mitigated by several decisions. Underweighting corn (3.24%), silver (2.95%), and gold (9.93%) proved beneficial as each commodity underperformed the Index during the year. In addition, the Fund’s position in freight (5.53%) — more specifically, Capesize cargo vessels — performed well thanks to a late-stage surge in Chinese demand for iron ore and coal. Shares of seed company Monsanto (3.75%) rose on record-high seed and agricultural biotechnology sales, while timber company Weyerhauser (3.34%) continued to benefit from the U.S. housing recovery.

At fiscal year-end, the Fund continued to emphasize precious metals (22.78%), real estate (9.93%), and infrastructure (5.53%). Conversely, the Fund was underweight energy (27.64%) and agriculture (11.57%). As of October 31, 2013, in terms of notional market exposure, we allocated 37.43% of the Fund to global equities, 58.34% to commodities (through physical ownership and derivative instruments), and 4.23% to bonds and cash.

17

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Asset-Backed Securities	8.3%
Collectible Coins	2.4
Commodities	8.7
Consumer Discretionary	3.9
Consumer Staples	3.9
Energy	13.5
Materials	10.5
Real Estate	6.0
U.S. Government and Agency Securities	40.7
Other**	2.1
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, options, swap agreements, futures, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
18

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2013

Real Return Fund
One Year	-15.14%
Five Year	1.54%
Since Inception (April 28, 2005)	1.11%

Dow Jones UBS Commodity Index
One Year	-12.21%
Five Year	-0.94%
April 28, 2005 to October 31, 2013	-0.78%

Barclays U.S. TIPS Index
One Year	-6.39%
Five Year	7.36%
April 28, 2005 to October 31, 2013	4.81%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 1.10%, as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 1.16%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

19

Old Westbury Funds, Inc.
Real Return Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment from the Fund’s inception, with distributions reinvested. The Dow Jones UBS Commodity Index and the Barclays U.S. TIPS Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Dow Jones UBS Commodity Index and the Barclays U.S. TIPS Index are unmanaged. Investments cannot be made directly in an index.

The Fund may experience higher volatility and less liquidity due to the nature of the instruments in which it invests, such as commodities and derivatives. The Fund may also be adversely affected by inflation rate fluctuations. Fund turnover will not be a limiting factor which may subject the investor to greater expenses and capital gains. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

20

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Fixed Income Fund (the “Fund”) for the fiscal year ended October 31, 2013, was -0.33%. In comparison, the return of the Barclays Government/Credit Index (the Fund’s benchmark from November 1, 2012 to February 28, 2013) was -1.45%, and the return of the Bank of America Merrill Lynch U.S. Corporate & Government 1-10 Years AAA-A Index (“the Index,” and the Fund’s benchmark as of March 1, 2013) was -0.20%.The Fund outperformed each benchmark during the applicable period, outpacing the Barclays index during the first four months of the fiscal year and the Bank of America index in the final eight months.

During the fiscal year, a strengthening economy, diminished risk in global financial markets, and the Federal Reserve’s announcement that it would “taper” its bond purchasing program placed upward pressure on long-term interest rates. Although the Fed’s still-accommodative monetary policy — one that did not actually become subject to tapering during the fiscal year — kept short-term rates near historic lows, longer-term interest rates generally rose throughout the 12-month period as soaring equity markets attracted more investment capital than high-quality bonds.

In this environment, the primary contributor to the Fund’s outperformance was our decision to target a lower duration — or interest-rate sensitivity — than the Index as interest rates moved upward. Throughout the year, we continually lowered the Fund’s interest-rate sensitivity such that, at year-end, the Fund held a duration of 2.8 versus the Index’s 3.9. Moreover, the Fund’s concentration of bonds in the 1- to 3-year (51.36% of the Fund as of October 31, 2013) and 9- to 10-year maturity ranges (0.89%) bolstered results, as these areas of the curve rose less than others. This yield-curve positioning also provided support to our “roll-down” strategy of overweighting the steepest areas of the curve (which allows investors to benefit from yield and capital appreciation as, for example, a 3-year note “rolls down” to become a 2-year note over the course of a year). Throughout the year, an improving economic environment for blue-chip companies and accommodative Federal Reserve policy helped bring down corporate bond yields relative to U.S. Treasuries. As this happened, the Fund benefitted from our decision to increase the Fund’s allocation to corporate bonds and other credit (67.04%).

The Fund’s relative returns, meanwhile, were slightly hampered by a lower overall yield than the Index. The Fund’s protective interest-rate posture involved less exposure to longer-duration (and higher-yielding) bonds.

At fiscal year-end, given favorable economic prospects and the likelihood of the Federal Reserve reducing its monetary stimulus in coming months, we maintained a duration meaningfully shorter than the Index. We also maintained our higher-than-benchmark exposure to credit investments in order to add yield and reduce portfolio volatility.

21

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO ASSET ALLOCATION*

U.S. Government Agencies and Securities	32.4%
Corporate Bonds	52.3
Municipal Bonds	5.4
Government Bonds	1.8
Asset Backed Securities	6.6
Collateralized Mortgage Obligations	0.6
Other**	0.9
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
22

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2013

Fixed Income Fund
One Year	-0.33%
Five Year	4.48%
Ten Year	4.22%

Barclays Government/Credit Total Index
One Year	-1.45%
Five Year	6.43%
Ten Year	4.74%

Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index
One Year	-0.20%
Five Year	4.66%
Ten Year	3.98%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, at 0.70% (current net operating expense ratio is 0.65%), as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 0.76%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

23

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. Effective March 1, 2013, the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index replaced the Barclays Government/Credit Total Index as the Fund’s benchmark to more closely reflect the Fund’s current investment strategy. The Barclays Government/Credit Total Index and the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Barclays Government/Credit Total Index and the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index are unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

24

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2013 was -0.72%. In comparison, the return of the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (the “Index”) was 0.30%, and the return of the Fund’s other benchmark, the Lipper Short-Intermediate Municipal Debt Funds Index, was -0.14%.

During the fiscal year, municipal bonds were weighed down by several factors. First, investors became increasingly concerned about municipal finances when Detroit became the largest U.S. city ever to file for bankruptcy in July. Then other high-profile issuers faced challenges: The city of Chicago was downgraded by Moody’s in July as it faced staggering pension liabilities. Puerto Rico (a U.S. territory) came under greater scrutiny for its weak economy, poor financial management, and crippling debt. On a broader level, the Federal Reserve’s statement in May that it would potentially slow its easy-money policies caused long-term yields to rise across bond markets. Added to that was uncertainty over whether policymakers might repeal the favorable tax treatment of municipal bond interest in an effort to increase federal tax revenues.

However, for all of these investor fears, lower-quality municipal bonds actually fared better than their higher-quality counterparts throughout the year. Tax flows continued to increase as employment levels, housing prices, and economic activity generally improved across states, cities, and towns. And despite the aforementioned scares in the municipal market, on the whole investors showed greater willingness to take risk during the fiscal year.

In this environment, one of the chief factors behind the Fund’s underperformance versus the Index was our higher credit orientation. Our overweight of AAA- and AA-rated securities (80% of the Fund as of October 31, 2013) compared to the Index (66%) detracted from relative returns during a year in which bonds rated BBB or lower fared best. Moreover, our concentration of bonds in the 0- to 2-year and 5- to 10-year portion of the yield curve detracted from results as interest rates went up more than expected in these parts of the curve.

Conversely, results were mitigated by the Fund’s consistently lower interest-rate sensitivity than the benchmark throughout the year. At year-end, the Fund’s duration was 3.9, compared to the Index’s 4.3.

At fiscal year-end, we continued to focus on general obligation and essential service revenue bonds (backed by projects such as water and sewer systems, for example). We remained focused on building a diversified portfolio of high-quality securities with a heavier concentration of maturities in the 0- to 2-year and 5- to 10-year range. The Fund does not hold any bonds that are subject to the Alternative Minimum Tax (AMT). We continue to monitor the financial situation for U.S. municipalities, which for many remains strained despite marked improvements in recent years. We are also intently following tax policy developments, paying close attention to any legislation that could limit deductions or favorable treatment of municipal bonds.

25

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
Alabama	0.6%
Arizona	0.9
California	4.1
Colorado	0.8
Connecticut	2.3
District of Columbia	0.8
Florida	2.9
Georgia	4.0
Hawaii	0.8
Idaho	0.1
Illinois	1.9
Indiana	2.3
Iowa	0.2
Kansas	0.4
Kentucky	0.7
Louisiana	0.3
Maine	0.5
Maryland	1.7
Massachusetts	9.0
Michigan	1.6
Minnesota	1.3
Mississippi	0.2
Missouri	1.1
Nevada	0.5
New Hampshire	0.2
New Jersey	4.3
New Mexico	0.1
New York	30.9
North Carolina	3.1
Ohio	0.9
Oklahoma	0.1
Oregon	0.6
Pennsylvania	1.3
Puerto Rico	0.0 ***
Rhode Island	0.1
South Carolina	1.0
Tennessee	0.1
Texas	10.7
Utah	0.2
Virginia	2.8
Washington	2.9
West Virginia	0.1
Wisconsin	1.4
Other**	0.2
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
26

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2013

Municipal Bond Fund
One Year	-0.72%
Five Year	4.75%
Ten Year	3.55%

Bank of America Merrill Lynch 1-12 Year Municipal Bond Index
One Year	0.30%
Five Year	4.97%
Ten Year	4.16%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	-0.14%
Five Year	4.02%
Ten Year	3.08%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

27

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2014, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding acquired fund fees, at 0.70% (current net operating expense ratio is 0.61%), as disclosed in the Funds’ prospectus dated March 1, 2013. The total expense ratio, prior to fee waivers and including acquired Fund fees (if any), is stated in the prospectus as 0.73%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2013 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees and expenses associated with an investment in the Fund. The Bank of America Merrill Lynch 1-12 Year Municipal Bond Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

28

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2013

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual	Actual	Actual	Actual
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/13	10/31/13	5/1/13-10/31/13	5/1/13-10/31/13**
Large Cap Core Fund	$1,000.00	$1,085.80	$5.26	1.00%
Large Cap Strategies Fund	1,000.00	1,110.20	6.06	1.14%
Global Small & Mid Cap Fund	1,000.00	1,097.50	5.87	1.11%
Global Opportunities Fund	1,000.00	1,024.90	6.12	1.20%
Real Return Fund	1,000.00	929.00	5.35	1.10%
Fixed Income Fund	1,000.00	989.20	3.26	0.65%
Municipal Bond Fund	1,000.00	985.10	3.05	0.61%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
29

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2013

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical	Hypothetical	Hypothetical	Hypothetical
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/13	10/31/13	5/1/13-10/31/13	5/1/13-10/31/13**
Large Cap Core Fund	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Strategies Fund	1,000.00	1,019.46	5.80	1.14%
Global Small & Mid Cap Fund	1,000.00	1,019.61	5.65	1.11%
Global Opportunities Fund	1,000.00	1,019.16	6.11	1.20%
Real Return Fund	1,000.00	1,019.66	5.60	1.10%
Fixed Income Fund	1,000.00	1,021.93	3.31	0.65%
Municipal Bond Fund	1,000.00	1,022.13	3.11	0.61%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments	October 31, 2013

Shares		Value
COMMON STOCKS — 96.0%
Banks — 6.1%
475,075	BNP Paribas SA - ADR	$17,573,024
1,006,915	China Construction Bank Corp. - ADR	15,607,183
242,140	Citigroup, Inc.	11,811,589
498,060	KeyCorp.	6,240,692
		51,232,488
Consumer Discretionary — 15.1%
692,360	Bridgestone Corp. - ADR	11,880,898
234,590	Daihatsu Motor Co. Ltd. - ADR	9,149,009
314,260	Dollar General Corp.(b)	18,157,943
216,760	L Brands, Inc.	13,571,344
364,320	Macy’s, Inc.	16,798,795
539,430	Nikon Corp. Plc - ADR	10,087,341
260,460	Swatch Group AG (The) - ADR	8,334,719
230,535	Target Corp.	14,936,363
117,975	Viacom, Inc. - Class B	9,826,138
261,475	Volkswagen AG - ADR	13,262,012
		126,004,562
Consumer Staples — 11.3%
220,640	CVS Caremark Corp.	13,737,046
224,205	Imperial Tobacco Group Plc - ADR	16,813,133
786,430	J Sainsbury Plc - ADR	20,046,101
183,160	Lorillard, Inc.	9,342,992
518,390	Svenska Cellulosa AB SCA	14,758,563
333,325	Walgreen Co.	19,746,173
		94,444,008
Energy — 8.2%
207,970	China Petroleum & Chemical Corp. - ADR	16,714,549
176,090	ConocoPhillips	12,907,397
218,005	ENI SpA - ADR	11,074,653
230,465	Marathon Oil Corp.	8,126,196
318,455	Total SA - ADR	19,483,077
		68,305,872
Health Care — 12.4%
224,155	Aetna, Inc.	14,054,519
695,695	Pfizer, Inc.	21,343,923
346,010	Sanofi - ADR	18,504,615
211,570	Teva Pharmaceutical Industries Ltd. - ADR	7,847,131
188,885	Thermo Fisher Scientific, Inc.	18,469,175
270,225	Zimmer Holdings, Inc.	23,636,581
		103,855,944
Industrials — 9.2%
188,875	Illinois Tool Works, Inc.	14,881,461
626,980	ITOCHU Corp. - ADR	14,972,282
410,015	Nielsen Holdings NV	16,170,992
103,020	Union Pacific Corp.	15,597,228
Shares		Value
Industrials (continued)
857,020	Weir Group Plc (The) - ADR	$15,554,913
		77,176,876
Information Technology — 10.5%
125,205	Accenture Plc - Class A	9,202,568
44,520	Apple, Inc.	23,255,022
423,245	Avago Technologies Ltd	19,228,020
93,060	International Business Machines Corp.	16,677,283
280,815	QUALCOMM, Inc.	19,508,218
		87,871,111
Insurance — 9.1%
185,690	ACE Ltd	17,722,254
387,815	Allianz SE - ADR	6,526,926
235,440	American International Group, Inc.	12,160,475
862,060	Muenchener Rueckversi-cherungs AG - ADR	18,060,157
2,053,885	RSA Insurance Group Plc - ADR	21,278,249
		75,748,061
Materials — 1.7%
1,028,440	Sumitomo Metal Mining Co. Ltd. - ADR(b)	14,295,316
Real Estate — 0.7%
347,685	Wharf Holdings Ltd. - ADR	5,917,599
Telecommunication Services — 7.7%
234,910	CenturyLink, Inc.	7,954,053
350,625	China Telecom Corp. Ltd. - ADR	18,120,300
906,439	KDDI Corp. - ADR	12,273,184
2,653,085	Tele2 AB - ADR	15,945,041
383,660	Tim Participacoes SA - ADR	9,752,637
		64,045,215
Utilities — 4.0%
510,875	American Water Works Co., Inc.	21,901,211
517,155	Tokyo Gas Co. Ltd. - ADR	11,253,293
		33,154,504
Total Common Stocks (Cost $700,437,928)		802,051,556

31

Old Westbury Funds, Inc.
Large Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INVESTMENT COMPANY — 3.4%
28,508,000	SEI Daily Income Trust Government II Fund, Class A, 0.01%(c)	$28,508,000
Total Investment Company (Cost $28,508,000)		28,508,000
TOTAL INVESTMENTS — 99.4% (Cost $728,945,928)(a)		830,559,556
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		5,298,341
NET ASSETS — 100.0%		$835,857,897

(a)	Cost for federal income tax purposes is $728,985,191 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$114,687,889
Unrealized depreciation	(13,113,524)
Net unrealized appreciation	$101,574,365

(b)	Non-income producing security.

(c)	Rate shown represents current yield at October 31, 2013.

ADR-American Depositary Receipt

32

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2013

Shares		Value
COMMON STOCKS — 91.8%
ARGENTINA — 0.8%
553,000	MercadoLibre, Inc.	$74,453,155
BELGIUM — 0.3%
496,000	UCB SA(e)	32,608,274
BRAZIL — 2.3%
7,148,000	BM&FBovespa SA	40,299,634
1,029,000	Cielo SA	31,234,711
7,954,652	Itau Unibanco Holding SA - ADR	122,581,187
726,000	Natura Cosmeticos SA	14,518,704
1,608,000	Raia Drogasil SA	11,757,450
		220,391,686
CANADA — 0.4%
1,732,300	Barrick Gold Corp.	33,693,995
CHINA — 1.3%
759,000	Baidu, Inc. - ADR(b)	122,123,100
DENMARK — 0.8%
486,000	Novo Nordisk A/S - Class B	80,863,605
FINLAND — 1.8%
391,000	Kone Oyj - Class B	34,480,795
3,000,000	Sampo Oyj - A Shares(e)	142,116,197
		176,596,992
FRANCE — 1.1%
456,499	Renault SA	39,984,183
2,569,368	Vivendi SA	65,218,849
		105,203,032
GERMANY — 3.2%
1,266,000	Bayerische Motoren Werke AG	143,598,376
1,861,000	Deutsche Boerse AG(e)	140,110,046
210,856	Siemens AG	26,962,863
		310,671,285
INDIA — 1.1%
2,796,618	Asian Paints Ltd.(e)	24,548,622
10,430,000	ITC Ltd.(e)	56,855,423
594,000	Jubilant Foodworks Ltd.(b)(e)	11,501,108
2,459,000	Titan Industries Ltd.(e)	10,691,478
		103,596,631
ITALY — 1.4%
1,806,900	ENI SpA	45,754,552
5,437,391	Fiat SpA(b)	42,745,508
4,448,000	Prada SpA(e)	43,372,733
		131,872,793
JAPAN — 5.7%
963,000	Canon, Inc.	30,262,077
598,300	East Japan Railway Co.	51,780,057
7,232,000	Hitachi Ltd.	50,380,555
445,700	Japan Airlines Co. Ltd.	25,972,348
2,505,000	Japan Tobacco, Inc.	90,437,811
Shares		Value
JAPAN (continued)
2,734,000	KDDI Corp.	$147,641,005
9,099,700	Mitsubishi UFJ Financial Group, Inc.	57,376,325
313,300	Nintendo Co. Ltd.	35,112,031
1,002,400	Nippon Telegraph & Telephone Corp.	51,888,701
		540,850,910
NETHERLANDS — 3.8%
1,050,000	ASML Holding NV	99,372,000
2,878,072	ING Groep NV(b)	36,666,100
583,000	Koninklijke Vopak NV(e)	35,893,790
9,467,518	Reed Elsevier NV(e)	190,697,519
		362,629,409
RUSSIA — 0.2%
240,305	Lukoil OAO - ADR	15,764,008
SINGAPORE — 1.1%
1,432,000	Jardine Cycle & Carriage Ltd.(e)	42,249,879
14,326,000	Sembcorp Industries Ltd.(e)	61,354,307
		103,604,186
SOUTH AFRICA — 1.0%
983,000	Naspers Ltd. - Class N	91,947,404
SOUTH KOREA — 1.6%
25,742	Samsung Electronics Co. Ltd.	35,552,232
119,640	Samsung Electronics Co. Ltd. Preference Shares(e)	115,495,037
		151,047,269
SWEDEN — 1.2%
9,660,000	Telefonaktiebolaget LM Ericsson - Class B	115,307,907
SWITZERLAND — 3.0%
1,763,000	Nestle SA	127,267,868
421,800	Roche Holding AG	116,775,401
19,600	SGS SA	45,924,505
		289,967,774
TAIWAN — 0.1%
568,000	Ginko International Co. Ltd.	10,845,930
THAILAND — 0.7%
52,053,000	CP ALL Public Co. Ltd.(e)	65,641,133
UNITED KINGDOM — 7.3%
5,907,000	ARM Holdings Plc	93,340,200
3,610,327	BP Plc	27,942,739
8,466,950	British Sky Broadcasting Group Plc(e)	127,275,087
3,479,000	Petrofac Ltd.(e)	81,610,095
1,114,132	Rio Tinto Plc	56,414,910
5,368,828	Rolls-Royce Holdings Plc	98,997,097
461,719,208	Rolls-Royce Holdings Plc - Preference Shares - Class C(b)(e)	740,326
5,300,000	Royal Mail Plc(b)	47,589,268

33

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED KINGDOM (continued)
8,351,094	Tesco Plc	$48,767,270
2,211,695	Wolseley Plc(e)	119,189,742
		701,866,734
UNITED STATES — 51.6%
517,300	Allergan, Inc.	46,872,552
240,000	Amazon.com, Inc.(b)	87,367,200
561,700	Apache Corp.	49,878,960
405,100	Apple, Inc.	211,603,985
1,720,200	Applied Materials, Inc.	30,705,570
113,520	AutoZone, Inc.(b)	49,346,009
1,338,700	Bank of New York Mellon Corp. (The)	42,570,660
1,155,000	Becton Dickinson & Co.	121,425,150
534,600	Bed Bath & Beyond, Inc.(b)	41,335,272
259,000	Biogen Idec, Inc.(b)	63,245,210
904,000	BioMarin Pharmaceutical, Inc.(b)	56,789,280
1,615,600	Broadcom Corp. - Class A	43,168,832
945,000	Cerner Corp.(b)	52,948,350
3,398,000	Charles Schwab Corp. (The)	76,964,700
1,533,000	Chesapeake Energy Corp.	42,862,680
1,479,700	Cisco Systems, Inc.	33,293,250
1,080,400	Citigroup, Inc.	52,701,912
692,900	Coach, Inc.	35,116,172
4,473,200	Coca-Cola Co. (The)	177,004,524
2,191,000	Colgate-Palmolive Co.	141,823,430
2,517,200	Covidien Plc	161,377,692
781,200	DIRECTV(b)	48,817,188
892,000	Dr Pepper Snapple Group, Inc.	42,236,200
1,952,200	EMC Corp.	46,989,454
2,084,000	Facebook, Inc. - Class A(b)	104,741,840
636,000	FMC Technologies, Inc.(b)	32,149,800
2,881,500	Franklin Resources, Inc.	155,197,590
6,252,600	General Electric Co.	163,442,964
971,200	General Motors Co.(b)	35,885,840
960,800	Gilead Sciences, Inc.(b)	68,207,192
76,000	Google, Inc. - Class A(b)	78,324,080
4,177,000	Hewlett-Packard Co.	101,793,490
310,500	International Business Machines Corp.	55,644,705
77,000	Intuitive Surgical, Inc.(b)	28,605,500
776,400	JPMorgan Chase & Co.	40,015,656
674,600	Kellogg Co.	42,668,450
800,600	Kohl’s Corp.	45,474,080
1,980,000	Kraft Foods Group, Inc.	107,672,400
929,000	Las Vegas Sands Corp.	65,234,380
325,000	Lockheed Martin Corp.	43,335,500
140,150	Mastercard, Inc. - Class A	100,501,565
1,129,600	Merck & Co., Inc.	50,933,664
1,364,900	Microsoft Corp.	48,249,215
994,200	Molson Coors Brewing Co. - Class B	53,686,800
725,000	Monsanto Co.	76,038,000
506,000	National Oilwell Varco, Inc.	41,077,080
740,000	NIKE, Inc. - Class B	56,062,400
Shares		Value
UNITED STATES (continued)
2,129,000	Occidental Petroleum Corp.	$204,554,320
1,596,000	Oracle Corp.	53,466,000
646,400	PNC Financial Services Group, Inc. (The)	47,529,792
43,000	Priceline.com, Inc.(b)	45,314,690
753,700	Quest Diagnostics, Inc.	45,154,167
490,700	Raytheon Co.	40,418,959
158,000	Regeneron Pharmaceuticals, Inc.(b)	45,440,800
1,638,000	Salesforce.com, Inc.(b)	87,403,680
2,036,300	Schlumberger Ltd.	190,842,036
1,819,000	Symantec Corp.	41,364,060
464,200	T Rowe Price Group, Inc.	35,933,722
2,616,700	Texas Instruments, Inc.	110,110,736
922,900	Union Pacific Corp.	139,727,060
3,150,000	US BanCorp.	117,684,000
544,000	Visa, Inc. - Class A	106,988,480
534,500	Wal-Mart Stores, Inc.	41,022,875
3,681,000	Wells Fargo & Co.	157,141,890
285,000	WW Grainger, Inc.	76,656,450
		4,938,140,140
Total Common Stocks (Cost $7,441,212,817)		8,779,687,352
EXCHANGE TRADED FUNDS — 4.4%
14,900,000	iShares MSCI Japan Index Fund	177,310,000
2,735,000	Vanguard FTSE Europe Index	155,293,300
1,750,000	WisdomTree Japan Hedged Equity Fund	83,440,000
Total Exchange Traded Funds (Cost $407,416,527)		416,043,300

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.2%
Federal Home Loan Bank — 1.2%
$20,000,000	0.03%, 12/04/13(c)	19,999,450
30,000,000	0.04%, 12/06/13(c)	29,998,833
5,500,000	0.04%, 12/13/13(c)	5,499,743
16,250,000	0.04%, 12/19/13(c)	16,249,242
30,000,000	0.03%, 12/24/13(c)	29,998,675
16,100,000	0.05%, 12/27/13(c)	16,098,873
Total U.S. Government Agencies (Cost $117,844,816)		117,844,816

34

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 0.3%
U.S. Treasury Bills — 0.3%
$25,000,000	0.02%, 11/07/13(c)	$24,999,915
Total U.S. Government Securities (Cost $24,999,915)		24,999,915

Shares
CASH SWEEP — 2.0%
195,845,100	Federated Government Obligations Fund 0.02%(d)	195,845,100
Total Cash Sweep (Cost $195,845,100)		195,845,100

TOTAL INVESTMENTS — 99.7% (Cost $8,187,319,175)(a)		9,534,420,483
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		29,997,445
NET ASSETS — 100.0%		$9,564,417,928

(a)	Cost for federal income tax purposes is $8,196,883,120 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,459,042,220
Unrealized depreciation	(121,504,857)
Net unrealized appreciation	$1,337,537,363

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Rate shown represents current yield at October 31, 2013.
(e)	This security is considered either fully or partially illiquid. These securities or portions thereof have a value of $694,851,402 or 7.27% of net assets.

ADR-American Depositary Receipt

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.8%
Consumer Discretionary	13.9%
Consumer Staples	11.5%
Diversified Financials	5.9%
Energy	7.6%
Health Care	10.3%
Industrials	9.0%
Information Technology	21.5%
Insurance	1.5%
Materials	2.0%
Telecommunication Services	2.8%
Other*	8.2%
100%

*	Includes cash and equivalents, exchange traded funds, U.S. government agencies and securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments	October 31, 2013

Shares		Percentage of Net Assets (%)	Value
COMMON STOCKS — 87.8%
AUSTRALIA — 2.0%
19,105,479	Commonwealth Property Office Fund REIT(b)	0.3	$21,578,833
47,014,979	Other Securities	1.7	110,939,787
			132,518,620
AUSTRIA — 0.2%
401	AMAG Austria Metall AG(c)	0.0	11,605
518,949	Other Securities	0.2	14,626,344
			14,637,949
BAHAMAS — 0.0%
488	Other Securities	0.0	93,367
BELGIUM — 0.3%
509,154	Other Securities	0.3	16,588,951
BERMUDA — 0.7%
304,000	Endurance Specialty Holdings Ltd.	0.3	16,808,160
1,362,358	Other Securities	0.4	28,666,855
			45,475,015
BRAZIL — 0.8%
8,240,556	Other Securities	0.8	56,155,094
CAMBODIA — 0.0%
248,000	Other Securities	0.0	229,031
CANADA — 2.1%
12,328,413	Other Securities	2.1	139,937,695
CAYMAN ISLANDS — 0.0%
23,308	Other Securities	0.0	40,650
CHILE — 0.1%
57,215,697	Other Securities	0.1	5,694,916
CHINA — 1.1%
122,445,656	Other Securities	1.1	72,249,500
COLUMBIA — 0.0%
1,764	Other Securities	0.0	36,493
CYPRUS — 0.0%
428,505	Other Securities	0.0	721,443
DENMARK — 0.6%
530,961	Chr. Hansen Holding A/S	0.3	19,669,697
709,321	Other Securities	0.3	18,497,935
			38,167,632
FAEROE ISLANDS — 0.0%
3,100	Other Securities	0.0	55,350
FINLAND — 0.5%
2,236,083	Other Securities	0.5	32,782,465
FRANCE — 1.9%
3,977,629	Other Securities	1.9	128,000,893
GABON — 0.0%
55	Other Securities	0.0	35,322
Shares		Percentage of Net Assets (%)	Value
GERMANY — 2.9%
689,581	GEA Group AG	0.4	$30,007,836
168,082	MTU Aero Engines AG	0.3	16,794,279
561,898	Symrise AG(b)	0.4	23,818,354
2,937,440	Other Securities	1.8	121,448,442
			192,068,911
GIBRALTAR — 0.0%
147,841	Other Securities	0.0	304,705
GREECE — 0.0%
355,661	Other Securities	0.0	2,551,769
GUERNSEY — 0.1%
1,027,497	Other Securities	0.1	5,416,696
HONG KONG — 1.5%
329,305,507	Other Securities	1.5	99,794,544
HUNGARY — 0.0%
58,220	Other Securities	0.0	1,107,065
INDIA — 0.9%
15,678,051	Other Securities	0.9	57,621,618
INDONESIA — 0.4%
274,647,554	Other Securities	0.4	24,576,228
IRELAND — 2.2%
2,582,000	Willis Group Holdings Plc(b)	1.8	116,370,740
6,756,713	Other Securities	0.4	27,412,003
			143,782,743
ISLE OF MAN — 0.0%
21,606	Other Securities	0.0	73,607
ISRAEL — 1.8%
1,812,500	Check Point Software
	Technologies Ltd.(d)	1.6	105,161,250
1,881,966	Other Securities	0.2	16,836,453
			121,997,703
ITALY — 0.5%
8,191,488	Other Securities	0.5	33,668,135
JAPAN — 4.5%
41,099,018	Other Securities	4.5	295,724,014
JERSEY CHANNEL ISLANDS — 0.0%
205,065	Other Securities	0.0	1,367,203
LIECHTENSTEIN — 0.0%
1,290	Other Securities	0.0	103,528
LUXEMBOURG — 0.2%
3,109,256	Other Securities	0.2	14,103,098
MALAYSIA — 0.7%
38,586,474	Other Securities	0.7	43,208,785
MALTA — 0.0%
18,375	Other Securities	0.0	377,481
MEXICO — 0.5%
13,861,425	Other Securities	0.5	29,893,463

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2013

Shares		Percentage of Net Assets (%)	Value
NETHERLANDS — 1.1%
573,427	Koninklijke Boskalis Westminster NV	0.4	$27,615,994
2,079,489	Other Securities	0.7	43,742,557
			71,358,551
NEW ZEALAND — 0.4%
7,845,021	Other Securities	0.4	23,422,681
NORWAY — 0.2%
2,681,041	Other Securities	0.2	13,094,948
PERU — 0.1%
3,320,172	Other Securities	0.1	4,596,345
PHILIPPINES — 0.2%
48,703,852	Other Securities	0.2	14,563,296
POLAND — 0.1%
2,067,971	Other Securities	0.1	8,084,845
PORTUGAL — 0.1%
5,839,284	Other Securities	0.1	3,580,406
QATAR — 0.0%
141,044	Other Securities	0.0	2,270,653
RUSSIA — 0.0%
11,455	Other Securities	0.0	101,777
SINGAPORE — 1.6%
11,273,000	CapitaMall Trust REIT	0.3	18,331,557
4,216,000	SIA Engineering Co. Ltd.(b)	0.2	17,139,591
50,803,477	Other Securities	1.1	70,354,582
			105,825,730
SOUTH AFRICA — 0.5%
6,157,777	Other Securities	0.5	35,043,403
SOUTH KOREA — 1.4%
4,711,145	Other Securities	1.4	91,776,778
SPAIN — 0.5%
5,378,154	Other Securities	0.5	34,106,708
SWEDEN — 0.8%
3,281,213	Other Securities	0.8	50,416,381
SWITZERLAND — 1.5%
185,000	Allied World Assurance Co. Holdings AG	0.3	20,033,650
1,788,723	Other Securities	1.2	80,676,360
			100,710,010
TAIWAN — 1.2%
94,450,782	Other Securities	1.2	78,224,790
THAILAND — 0.3%
72,931,596	Other Securities	0.3	22,323,940
TURKEY — 0.1%
5,067,810	Other Securities	0.1	8,965,656
UNITED ARAB EMIRATES — 0.0%
352,351	Other Securities	0.0	2,877,376
Shares		Percentage of Net Assets (%)	Value
UNITED KINGDOM — 8.4%
617,462	Croda International Plc	0.4	$24,117,520
1,895,000	Ensco Plc - Class A	1.6	109,246,750
605,779	Rotork Plc(b)	0.4	27,808,700
553,801	Victrex Plc(b)	0.2	14,651,524
53,088,253	Other Securities	5.8	381,226,646
			557,051,140
UNITED STATES — 42.8%
2,550,000	Abercrombie & Fitch Co. - Class A	1.4	95,574,000
602,000	Actuant Corp. - Class A	0.3	22,611,120
1,723,407	Advance Auto Parts, Inc.(b)	2.6	170,927,506
1,810,000	Albemarle Corp.(b)	1.8	119,803,900
1,775,000	AmerisourceBergen Corp.	1.8	115,960,750
228,000	Aptargroup, Inc.	0.2	14,628,480
129,000	Bio-Rad Laboratories, Inc. - Class A(d)	0.2	15,934,080
400,000	Cardtronics, Inc.(b)(d)	0.2	15,700,000
2,441,200	CareFusion Corp.(d)	1.4	94,645,324
225,000	Casey’s General Stores, Inc.	0.3	16,398,000
373,000	Cepheid, Inc.(d)	0.2	15,188,560
273,000	CLARCOR, Inc.	0.2	15,965,040
2,510,000	Crown Holdings, Inc.(b)(d)	1.7	109,436,000
603,000	CST Brands, Inc.	0.3	19,440,720
1,027,000	Energizer Holdings, Inc.(b)	1.5	100,758,970
500,000	Fiserv, Inc.(d)	0.8	52,365,000
1,825,000	Flowserve Corp.	1.9	126,782,750
350,000	Harris Teeter Supermarkets, Inc.	0.3	17,262,000
563,519	Henry Schein, Inc.(d)	1.0	63,356,441
860,500	Hubbell, Inc. - Class B(b)	1.4	92,538,170
294,000	John Wiley & Sons, Inc. - Class A	0.2	14,785,260
806,705	MSC Industrial Direct Co., Inc. - Class A(b)	0.9	61,608,061
2,655,746	NetApp, Inc.	1.6	103,069,502
1,324,200	Omnicom Group, Inc.	1.4	90,191,262
1,000,000	Rockwell Collins, Inc.	1.1	69,830,000
29,590,700	Samsonite International SA(b)	1.2	80,913,561
400,000	Sensient Technologies Corp.(b)	0.3	20,852,000
250,000	TreeHouse Foods, Inc.(d)	0.3	18,315,000
500,000	Trimas Corp.(b)(d)	0.3	18,930,000
1,268,690	Tupperware Brands Corp.(b)	1.7	113,738,059
350,000	UMB Financial Corp.(b)	0.3	20,622,000
1,645,000	Varian Medical Systems, Inc.(b)(d)	1.8	119,394,100
1,131,151	Waters Corp.(b)(d)	1.7	114,155,759
1,100,000	Western Digital Corp.	1.2	76,593,000
17,182,184	Other Securities	9.3	617,768,268
			2,836,042,643
Total Common Stocks (Cost $4,171,906,131)			5,815,599,739

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2013

Shares		Percentage of Net Assets (%)	Value
INVESTMENT COMPANY — 0.4%
26,264,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	0.4	$26,264,500
Total Investment Company (Cost $26,264,500)			26,264,500
EXCHANGE TRADED FUNDS — 9.6%
1,825,000	iShares Core S&P Small Cap ETF	2.9	188,723,250
2,415,400	iShares MSCI EAFE Small Cap Index Fund	1.8	120,673,384
174,861	iShares MSCI Japan Small Cap Index Fund	0.1	9,615,624
310,000	iShares Russell Mid-Cap ETF	0.7	44,630,700
196,000	SPDR Russell Nomura Small Cap Japan Fund	0.2	10,111,444
980,000	SPDR S&P Emerging Markets Small Cap Fund	0.7	46,314,800
1,889,800	SPDR S&P International Small Cap Fund	1.0	63,270,504
400,000	Vanguard FTSE All World ex-US Small-Cap ETF	0.6	41,156,000
400,000	Vanguard Small-Cap ETF	0.6	42,300,000
1,300,000	WisdomTree Japan Hedged Equity Fund	0.9	61,984,000
160,000	WisdomTree Japan Small Cap Dividend Fund	0.1	8,219,200
Total Exchange Traded Funds (Cost $580,329,905)			636,998,906
RIGHTS/WARRANTS — 0.0%
751,428	Other Rights/Warrants	0.0	228,825
Total Rights/Warrants (Cost $745)			228,825

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.0%
Federal Home Loan Bank — 0.0%
$3,000,000	0.04%, 12/13/2013(f)	0.0	2,999,860
Total U.S. Government Agencies (Cost $2,999,860)			2,999,860
Shares		Percentage of Net Assets (%)	Value
CASH SWEEP — 2.1%
138,877,902	Citibank - US Dollars on Deposit in Custody Account, 0.02%(e)	2.1	$138,877,902
Total Cash Sweep (Cost $138,877,902)			138,877,902
TOTAL INVESTMENTS — 99.9% (Cost $4,920,379,043)(a)			$6,620,969,732
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			3,681,107
NET ASSETS — 100.0%			$6,624,650,839

(a)	Cost for federal income tax purposes is $4,945,453,080 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,785,338,005
Unrealized depreciation	(109,821,353)
Net unrealized appreciation	$1,675,516,652

(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $710,334,513 or 10.72% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $11,605,which is less than 0.01% of net assets.
(d)	Non-income producing security.
(e)	Rate shown represents current yield at October 31, 2013.
(f)	The rate represents the annualized yield at time of purchase.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Portfolio of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Common stocks and Rights with a value of $3,765,031 (cost of $5,313,595) or 0.06% of net assets were fair valued by the Board of Directors.

REIT — Real Estate Investment Trust

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Condensed Portfolio of Investments - (Continued)	October 31, 2013

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	2.3%
Consumer Discretionary	15.2%
Consumer Staples	5.4%
Diversified Financials	1.2%
Energy	4.0%
Health Care	12.5%
Industrials	19.3%
Information Technology	10.8%
Insurance	3.9%
Materials	9.3%
Real Estate	2.5%
Telecommunication Services	0.5%
Utilities	0.9%
Other*	12.2%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

39

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments	October 31, 2013

Shares		Value
COMMON STOCKS — 20.1%
AUSTRALIA — 0.3%
287,310	BC Iron Ltd.	$1,338,751
160,985	BHP Billiton Ltd.	5,730,174
1,539,440	Mount Gibson Iron Ltd.	1,294,956
532,880	PanAust Ltd.	1,017,379
337,010	RCR Tomlinson Ltd.	1,130,767
1,833,740	Resolute Mining Ltd.(b)	1,117,891
1,816,097	Tatts Group Ltd.	5,389,777
		17,019,695
AUSTRIA — 0.1%
111,850	OMV AG	5,337,291
BERMUDA — 0.4%
79,739	Arch Capital Group Ltd.(b)	4,621,672
57,250	Aspen Insurance Holdings Ltd.	2,233,322
48,420	Axis Capital Holdings Ltd.	2,296,076
29,190	Everest Re Group Ltd.	4,487,671
128,430	Nabors Industries Ltd.	2,244,956
78,038	RenaissanceRe Holdings Ltd.	7,312,941
		23,196,638
BRAZIL — 0.1%
76,660	Anhanguera Educacional Participacoes SA	458,550
29,180	Cia Hering	423,984
49,470	Equatorial Energia SA	512,322
117,830	Even Construtora e Incorporadora SA	439,193
103,780	Tim Participacoes SA	529,045
27,290	Tractebel Energia SA	464,132
		2,827,226
CANADA — 0.6%
96,281	Boardwalk Real Estate Investment Trust, REIT	5,476,839
69,412	Canadian Imperial Bank of Commerce	5,904,996
52,318	Canadian National Railway Co.	5,747,880
134,312	Cineplex, Inc.	5,410,352
312,536	First Capital Realty Inc.	5,431,499
108,821	IGM Financial, Inc.	5,243,530
200,000	Nevsun Resources Ltd.	730,000
		33,945,096
CAYMAN ISLANDS — 0.0%
12,282	Herbalife Ltd.	796,119
CHINA — 0.1%
903,500	Asia Cement China Holdings Corp.	494,111
662,000	Beijing Capital International Airport Co. Ltd. - H Shares	467,063
1,125,000	China Molybdenum Co. Ltd. - H Shares	455,630
322,728	Huaxin Cement Co. Ltd. - B Shares	478,283
Shares		Value
CHINA (continued)
227,000	Inner Mongolia Yitai Coal Co. Ltd. - B Shares	$444,920
139,640	NAM TAI Electronics, Inc.	976,084
6,622,000	Semiconductor Manufacturing International Corp.(b)	495,390
581,255	Shandong Airlines Co. Ltd. - B Shares(c)	849,428
1,178,000	Shenzhen Expressway Co. Ltd. - H Shares	495,328
527,000	SOHO China Ltd.	461,541
784,000	Weiqiao Textile Co. - H Shares	477,297
856,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	502,360
		6,597,435
FINLAND — 0.2%
232,360	Neste Oil Oyj	4,609,278
115,489	Sampo Oyj - A Shares	5,470,952
		10,080,230
FRANCE — 0.4%
38,569	Air Liquide SA	5,252,435
65,555	Danone SA	4,861,596
30,288	L’Oreal SA	5,187,752
49,185	Sanofi	5,244,993
600	Total SA - ADR	36,708
337,630	UBISOFT Entertainment(b)	4,345,810
		24,929,294
GERMANY — 0.3%
835,610	Balda AG(c)	5,183,775
27,136	Linde AG	5,156,323
14,668	Volkswagen AG	3,594,756
		13,934,854
GREECE — 0.2%
491,740	Aegean Marine Petroleum Network, Inc.	4,828,887
722,180	Navios Maritime Holdings, Inc.	5,113,034
		9,941,921
GUERNSEY — 0.0%
22,306	Amdocs Ltd.	857,666
HONG KONG — 0.4%
858,000	AMVIG Holdings Ltd.	402,827
2,236,000	China Lumena New Materials Corp.	475,867
534,000	China Mobile Ltd.	5,606,552
2,754,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	429,813
2,382,000	CSPC Pharmaceutical Group Ltd.	1,483,949
395,500	Hopewell Holdings Ltd.	1,331,427
1,728,400	Link REIT (The)	8,716,683
90,000	Pico Far East Holdings Ltd.	28,441

40

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
349,000	Shanghai Industrial Holdings Ltd.	$1,154,630
1,770,800	Swire Properties Ltd.	4,796,440
		24,426,629
INDIA — 0.0%
86,410	Cairn India Ltd.(b)	444,599
83,650	GAIL India Ltd.(b)	481,306
		925,905
INDONESIA — 0.0%
51,659,000	Energi Mega Persada Tbk PT(b)	366,620
IRELAND — 0.5%
7,093	Accenture Plc - Class A	521,336
470,378	Seagate Technology Plc	22,898,001
67,300	XL Group Plc	2,057,361
		25,476,698
ISRAEL — 0.1%
200,000	Teva Pharmaceutical Industries Ltd. - ADR	7,418,000
ITALY — 0.4%
419,120	ASTM SpA(c)	6,327,972
8,686,850	Banca Carige SpA(b)(c)	6,970,616
57,700	DiaSorin SpA	2,731,018
4,222,210	Saras SpA(b)(c)	5,222,513
		21,252,119
JAPAN — 1.5%
20,100	Adastria Holdings Co. Ltd.	938,259
219,000	Aichi Steel Corp.	1,118,051
30,300	Alfresa Holdings Corp.	1,651,663
4,501,000	ANA Holdings, Inc.	9,383,759
57,000	As One Corp.(c)	1,256,748
13,900	Central Japan Railway Co.	1,795,281
52,000	Daikoku Denki Co. Ltd.	1,136,459
46,000	East Japan Railway Co.	3,981,084
38,200	Exedy Corp.	1,130,888
422,800	Fuji Oil Co. Ltd.	2,678,110
65,000	Fuji Soft, Inc.	1,290,349
32,800	Hisamitsu Pharmaceutical Co., Inc.	1,767,924
82,500	Information Services International-Dentsu Ltd.	928,786
84,000	Kewpie Corp.	1,261,751
432,000	Kyokuyo Co. Ltd.	1,173,030
52,700	McDonald’s Holdings Co. Japan Ltd.	1,455,641
106,000	Moshi Moshi Hotline, Inc.	1,328,099
863,000	Nippon Coke & Engineering Co. Ltd.	1,088,295
328,000	Nippon Express Co. Ltd.	1,641,167
48,600	Nitori Holdings Co. Ltd.	4,552,080
80,900	Nomura Research Institute Ltd.	2,706,814
6,100	Oriental Land Co. Ltd.	975,206
98,000	Osaka Gas Co. Ltd.	411,614
Shares		Value
JAPAN (continued)
295,600	Otsuka Holdings Co. Ltd.	$8,387,308
192,000	Rengo Co. Ltd.	1,023,167
72,000	Rohto Pharmaceutical Co. Ltd.	1,044,890
202,000	Round One Corp.	1,068,240
66,000	Ryosan Co. Ltd.	1,275,297
56,400	Sawai Pharmaceutical Co. Ltd.	4,106,824
809,000	Seikitokyu Kogyo Co. Ltd.(b)	1,160,063
1,279,100	Sumitomo Osaka Cement Co. Ltd.	5,138,254
208,500	Toho Gas Co. Ltd.	1,083,530
888,000	Tokyo Gas Co. Ltd.	4,804,393
493,200	TonenGeneral Sekiyu KK	4,574,376
122,000	Toppan Forms Co. Ltd.	1,135,259
247,000	Toshiba Machine Co. Ltd.	1,273,558
40,000	Trancom Co. Ltd.	1,250,890
77,400	West Japan Railway Co.	3,459,504
33,700	Wowow, Inc.(c)	1,292,068
		87,728,679
JERSEY CHANNEL ISLANDS — 0.0%
777,060	Highland Gold Mining Ltd.	869,048
MALAYSIA — 0.3%
555,000	Faber Group Berhad	460,807
2,333,206	Maxis Berhad	5,316,269
976,130	Public Bank Berhad	5,660,877
2,256,100	TA Enterprise Berhad	518,348
1,705,400	Telekom Malaysia Berhad	2,831,930
1,193,004	UMW Holdings Berhad	4,839,236
		19,627,467
NEW ZEALAND — 0.1%
1,005,310	Air New Zealand Ltd.	1,336,926
137,310	Ebos Group Ltd.	1,100,159
		2,437,085
NORWAY — 0.1%
241,595	Statoil ASA	5,722,259
PAKISTAN — 0.0%
956,760	Pakistan Petroleum Ltd.	1,829,988
PHILIPPINES — 0.0%
1,073,000	First Gen Corp.	399,302
POLAND — 0.0%
13,780	Lubelski Wegiel Bogdanka SA	509,981
291,770	Synthos SA	494,437
118,350	Zaklady Chemiczne Police SA(c)	1,045,050
		2,049,468
PUERTO RICO — 0.0%
21,947	Popular, Inc.(b)	554,162
SINGAPORE — 0.3%
4,747,000	Mapletree Industrial Trust, REIT	5,292,702
85,000	Metro Holdings Ltd.	57,137
4,964,345	Singapore Post Ltd.	5,235,302

41

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SINGAPORE (continued)
1,521,000	Singapore Technologies Engineering Ltd.	$5,167,139
98,000	Stamford Land Corp. Ltd.	44,969
		15,797,249
SOUTH KOREA — 0.2%
79,440	Iljin Display Co. Ltd.	1,123,356
69,140	Jahwa Electronics Co. Ltd.	1,375,304
44,110	LG Fashion Corp.	1,351,473
835,990	Meritz Securities Co. Ltd.	1,324,028
15,390	Samsung Electro-Mechanics Co. Ltd.	1,182,451
67,400	Sebang Co. Ltd.(c)	1,213,613
43,440	Silla Co. Ltd.	1,197,851
84,990	Sungwoo Hitech Co. Ltd.	1,318,016
		10,086,092
SWEDEN — 0.3%
169,069	Investor AB - B Shares	5,432,082
1,669,680	SAS AB(b)	5,024,461
708,138	TeliaSonera AB	5,868,321
		16,324,864
SWITZERLAND — 0.4%
41,400	Allied World Assurance Co. Holdings AG	4,483,206
70,384	Novartis AG	5,464,873
56,930	PSP Swiss Property AG	4,893,966
69,108	Swiss Prime Site AG	5,240,128
		20,082,173
TAIWAN — 0.2%
818,000	Accton Technology Corp.	446,873
724,000	Ardentec Corp.	485,468
766,000	China General Plastics Corp.	473,218
25,260	ChipMOS TECHNOLOGIES Bermuda Ltd.	403,402
854,900	Chunghwa Telecom Co. Ltd.	2,752,720
430,000	Gemtek Technology Corp.	418,591
199,000	Huang Hsiang Construction Co.	400,987
428,000	ITEQ Corp.	476,373
182,000	Realtek Semiconductor Corp.	423,724
1,449,000	Taiwan Mobile Co. Ltd.	4,956,670
322,000	Test Research, Inc.	438,401
576,000	Test-Rite International Co. Ltd.	447,986
193,000	Yungshin Construction & Development Co.	470,355
		12,594,768
THAILAND — 0.0%
175,100	Advanced Info Service Public Co. Ltd. - FOR(c)	1,434,554
390,800	Bangchak Petroleum Public Co. Ltd.	417,481
		1,852,035
Shares		Value
TURKEY — 0.0%
111,940	Aksa Akrilik Kimya Sanayii	$463,181
104,030	Aygaz AS	476,310
168,310	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS(b)	487,330
123,370	Turk Hava Yollari	483,283
		1,910,104
UNITED KINGDOM — 0.6%
2,328,890	Afren Plc(b)	5,888,786
103,357	AstraZeneca Plc	5,483,802
96,657	British American Tobacco Plc	5,325,147
157,926	Diageo Plc	5,031,490
108,498	Lancashire Holdings Ltd.	1,412,612
72,440	Reckitt Benckiser Group Plc	5,631,008
87,300	Smith & Nephew Plc	1,115,624
353,165	WM Morrison Supermarkets Plc	1,594,614
		31,483,083
UNITED STATES — 12.0%
71,370	AAR Corp.	2,089,714
213,801	Abbott Laboratories	7,814,427
280,280	Abercrombie & Fitch Co. - Class A	10,504,894
143,130	Aceto Corp.	2,282,923
21,181	Acorda Therapeutics, Inc.(b)	648,350
8,169	Aflac, Inc.	530,822
6,178	Alliant Techsystems, Inc.	672,599
227,838	Allison Transmission Holdings, Inc.	5,547,855
198,180	Alon USA Energy, Inc.	2,394,014
107,190	Ambac Financial Group, Inc.(b)	2,164,166
160,077	American Assets Trust, Inc., REIT	5,328,963
42,800	American Equity Investment Life Holding Co.	891,952
39,200	American Financial Group, Inc.	2,205,392
674,900	American International Group, Inc.	34,858,585
10,977	AmerisourceBergen Corp.	717,127
23,100	Amgen, Inc.	2,679,600
10,186	Andersons, Inc. (The)	755,597
297,900	Apollo Group, Inc. - Class A(b)	7,950,951
93,300	Apple, Inc.	48,735,255
1,200	Applied Materials, Inc.	21,420
117,137	Arthur J Gallagher & Co.	5,558,151
42,907	Associated Banc-Corp.	697,668
51,659	Assurant, Inc.	3,021,018
43,050	Atlantic Tele-Network, Inc.	2,385,831
71,652	Automatic Data Processing, Inc.	5,371,750
9,483	AutoNation, Inc.(b)	457,365
100,000	Auxilium Pharmaceuticals, Inc.(b)	1,721,000
964,800	Bank of America Corp.	13,468,608
100,000	Baxter International, Inc.	6,587,000
92,260	Benchmark Electronics, Inc.(b)	2,097,070
5,267	Boeing Co. (The)	687,344

42

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED STATES (continued)
257,920	Brocade Communications Systems, Inc.(b)	$2,068,518
21,638	CA, Inc.	687,223
15,434	CACI International, Inc. - Class A(b)	1,110,939
53,814	Cadence Design Systems, Inc.(b)	697,968
150,000	Campbell Soup Co.	6,385,500
14,674	CareFusion Corp.(b)	568,911
9,712	CBS Corp.	574,368
40,810	Celanese Corp.	2,285,768
73,559	CF Industries Holdings, Inc.	15,859,320
84,350	Church & Dwight Co., Inc.	5,495,403
24,030	Churchill Downs, Inc.	2,064,417
14,150	Cintas Corp.	760,846
788,100	Cirrus Logic, Inc.(b)	17,677,083
169,012	Cisco Systems, Inc.	3,802,770
200,000	Citigroup, Inc.	9,756,000
128,127	Clorox Co. (The)	11,555,774
147,840	CNO Financial Group, Inc.	2,303,347
124,400	Coach, Inc.	6,304,592
128,938	Coca-Cola Co. (The)	5,102,077
6,087	Cognizant Technology Solutions Corp. - Class A(b)	529,143
35,860	Coherent, Inc.	2,373,573
85,098	Colgate-Palmolive Co.	5,508,394
15,299	Comerica, Inc.	662,447
40,060	Computer Sciences Corp.	1,973,356
56,018	Consolidated Edison, Inc.	3,261,368
4,503	Cooper Cos., Inc. (The)	581,833
30,200	CR Bard, Inc.	4,113,844
4,703	Cracker Barrel Old Country Store, Inc.	516,719
63,169	Crestwood Equity Partners LP	953,852
8,356	CVS Caremark Corp.	520,245
76,984	Danaher Corp.	5,549,777
50,161	Delek US Holdings, Inc.	1,281,614
21,284	Delta Air Lines, Inc.	561,472
52,090	Deluxe Corp.	2,452,918
121,219	DENTSPLY International, Inc.	5,709,415
25,600	Dillard’s, Inc. - Class A	2,098,688
30,720	DineEquity, Inc.	2,521,190
64,100	Dolby Laboratories, Inc. - Class A	2,290,934
118,000	Dollar Tree, Inc.(b)	6,891,200
46,140	Dr Pepper Snapple Group, Inc.	2,184,729
26,051	East West Bancorp, Inc.	877,658
124,600	El Paso Pipeline Partners LP	5,053,776
11,670	EnerSys, Inc.	774,305
263,300	Family Dollar Stores, Inc.	18,136,104
77,670	FBR & Co.(b)	2,058,255
33,400	Fidelity National Information Services, Inc.	1,628,250
155,121	Fifth Third Bancorp	2,951,953
57,953	First Niagara Financial Group, Inc.	639,222
Shares		Value
UNITED STATES (continued)
214,400	Francesca’s Holdings Corp.(b)	$3,857,056
359,800	Freeport-McMoRan Copper & Gold, Inc.	13,226,248
800	GameStop Corp. - Class A	43,856
1,725,000	General Motors Co., Escrow Shares(b)(c)(d)	258,750
200,000	Gentiva Health Services, Inc.(b)	2,290,000
1,196,259	Genworth Financial, Inc. - Class A(b)	17,381,643
134,390	Green Plains Renewable Energy, Inc.	2,167,711
36,440	Harris Corp.	2,257,822
16,007	HealthSouth Corp.	562,006
14,482	Heartland Payment Systems, Inc.	585,797
11,784	Helmerich & Payne, Inc.	913,849
103,260	hhgregg, Inc.(b)	1,601,563
151,360	HollyFrontier Corp.	6,971,642
70,753	Huntington Bancshares, Inc.	622,626
15,159	Iconix Brand Group, Inc.(b)	547,088
38,600	ICU Medical, Inc.(b)	2,385,480
423,400	Intel Corp.	10,343,662
71,040	Inter Parfums, Inc.	2,497,766
20,592	InterDigital, Inc.	797,940
35,000	International Business Machines Corp.	6,272,350
11,018	j2 Global, Inc.	605,770
13,653	Jack Henry & Associates, Inc.	745,590
12,438	Jack in the Box, Inc.(b)	505,978
20,751	JPMorgan Chase & Co.	1,069,507
225,000	KBR, Inc.	7,771,500
45,079	KeyCorp.	564,840
156,885	Kimberly-Clark Corp.	16,943,580
6,900	Kirby Corp.(b)	610,581
130,890	Knight Transportation, Inc.	2,221,203
13,141	Kroger Co. (The)	562,960
17,600	Lancaster Colony Corp.	1,460,624
17,578	Lear Corp.	1,360,361
25,380	Lindsay Corp.	1,929,134
75,100	Liquidity Services, Inc.(b)	1,960,861
38,600	Lorillard, Inc.	1,968,986
100,750	M/I Homes, Inc.(b)	2,062,353
11,307	Macy’s, Inc.	521,366
213,500	Marathon Petroleum Corp.	15,299,410
20,928	MB Financial, Inc.	621,562
49,310	MBIA, Inc.(b)	560,655
70,897	McCormick & Co., Inc. - Non Voting	4,902,528
52,869	McDonald’s Corp.	5,102,916
66,560	MDC Holdings, Inc.	1,942,886
1,000	Microsoft Corp.	35,350
111,840	Monarch Casino & Resort, Inc.(b)(c)	1,891,214
250,000	Mosaic Co. (The)	11,462,500
12,357	Mylan, Inc.(b)	467,960
300,000	Myriad Genetics, Inc.(b)	7,314,000

43

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED STATES (continued)
38,090	NACCO Industries, Inc. - Class A	$2,169,987
183,070	New York Times Co. (The) - Class A	2,531,858
92,159	Newcastle Investment Corp., REIT	528,993
21,020	Nexstar Broadcasting Group, Inc. - Class A	933,078
152,760	Northern Oil and Gas, Inc.(b)	2,509,847
21,550	Northrop Grumman Corp.	2,316,841
100,000	Nu Skin Enterprises, Inc. - Class A	11,693,000
17,800	Occidental Petroleum Corp.	1,710,224
5,810	Oil States International, Inc.(b)	631,140
79,240	Olympic Steel, Inc.	2,168,799
213,610	Orion Marine Group, Inc.(b)	2,670,125
60,150	Owens & Minor, Inc.	2,250,813
95,460	Patterson-UTI Energy, Inc.	2,315,860
156,800	People’s United Financial, Inc.	2,262,624
61,211	PepsiCo, Inc.	5,147,233
35,600	PetSmart, Inc.	2,590,256
11,745	Phillips 66	756,730
40,323	Pilgrim’s Pride Corp.(b)	571,377
97,700	Plains All American Pipeline LP	5,004,194
8,541	PNC Financial Services Group, Inc. (The)	628,020
29,165	PrivateBancorp, Inc.	710,459
63,080	Procter & Gamble Co. (The)	5,093,710
9,817	Prosperity Bancshares, Inc.	613,072
15,448	Protective Life Corp.	711,844
76,990	Providence Service Corp. (The)(b)	2,301,231
314,903	QR Energy LP	5,706,042
30,420	Quaker Chemical Corp.	2,309,182
240,140	Questcor Pharmaceuticals, Inc.	14,737,392
134,890	Regions Financial Corp.	1,298,991
15,229	Reinsurance Group of America, Inc.	1,084,000
68,770	REX American Resources Corp.(b)(c)	1,983,327
4,286	Rock Tenn Co. - Class A	458,645
140,370	RPC, Inc.	2,574,386
31,920	Sanderson Farms, Inc.	2,017,663
50,948	Sanmina Corp.(b)	741,803
42,429	Santarus, Inc.(b)	989,869
63,690	ScanSource, Inc.(b)	2,449,517
6,656	Scripps Networks Interactive, Inc. - Class A	535,808
69,200	Select Income REIT	1,906,460
83,550	SLM Corp.	2,119,664
14,742	Spirit Airlines, Inc.(b)	636,117
90,945	Standard Pacific Corp.(b)	721,194
34,760	Sturm Ruger & Co., Inc.	2,273,652
30,600	Sunoco Logistics Partners LP	2,147,508
15,300	SunTrust Banks, Inc.	514,692
70,626	Susquehanna Bancshares, Inc.	832,327
31,503	Swift Transportation Co.(b)	686,450
Shares		Value
UNITED STATES (continued)
34,820	SYNNEX Corp.(b)	$2,134,466
327,736	Synovus Financial Corp.	1,065,142
65,971	Techne Corp.	5,765,206
7,574	Thermo Fisher Scientific, Inc.	740,586
261,265	TiVo, Inc.(b)	3,472,212
8,552	Towers Watson & Co. - Class A	981,855
13,115	Trinity Industries, Inc.	664,012
7,320	TRW Automotive Holdings Corp.(b)	549,805
21,893	Twenty-First Century Fox, Inc.	746,113
43,916	Umpqua Holdings Corp.	718,905
91,220	Unifi, Inc.(b)	2,224,856
5,658	Union Pacific Corp.	856,621
11,773	United Therapeutics Corp.(b)	1,042,146
9,946	Universal Corp.	527,436
6,977	Universal Health Services, Inc. - Class B	562,067
17,599	US Bancorp	657,499
11,210	USANA Health Sciences, Inc.(b)	764,858
300,000	ValueClick, Inc.(b)	5,763,000
103,300	Wal-Mart Stores, Inc.	7,928,275
6,851	Waters Corp.(b)	691,403
20,568	Webster Financial Corp.	573,642
125,000	Weight Watchers International, Inc.	4,013,750
10,686	WellPoint, Inc.	906,173
29,798	Wells Fargo & Co.	1,272,077
8,943	Western Digital Corp.	622,701
45,423	Western Union Co. (The)	773,099
3,670	White Mountains Insurance Group Ltd.	2,143,537
15,092	Wintrust Financial Corp.	656,653
71,711	Xerox Corp.	712,807
81,067	Yahoo!, Inc.(b)	2,669,536
18,807	Zions Bancorp	533,555
		690,895,496
Total Common Stocks (Cost $1,053,022,707)		1,151,572,758
EXCHANGE TRADED FUNDS — 0.6%
UNITED STATES — 0.6%
164,800	iShares FTSE China 25 Index Fund	6,191,536
341,050	iShares MSCI Canada Index Fund	10,016,639
300	iShares MSCI EAFE Index Fund	19,764
345,600	iShares MSCI Germany Index Fund	10,143,360
5,000	SPDR Gold Shares(b)	638,700
50,000	SPDR S&P 500 ETF Trust	8,786,500
Total Exchange Traded Funds (Cost $31,263,422)		35,796,499

44

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
PREFERRED STOCKS — 0.0%
UNITED STATES — 0.0%
50,000	New York Community Capital Trust V	$2,437,500
Total Preferred Stocks (Cost $2,422,500)		2,437,500

Principal Amount		Value
BANK LOANS — 1.6%
UNITED STATES — 1.6%
$1,000,000	AlixPartners LLP, Recapitalization Term B-2 Loan, 9.00%, 07/10/21(e)	$1,017,500
2,000,000	AlixPartners LLP, Recapitalization Term Loan, 5.00%, 07/10/20(e)	2,007,500
150,000	Allflex Holdings III, Inc., Initial Term Loan (First Lien), 4.25%, 07/17/20(e)	150,469
4,993,282	Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 05/24/19(e)	4,986,262
500,000	BMC Software, Inc., Initial Foreign USD Term Loan, 4.00%, 09/10/20(e)	500,000
2,650,000	BMC Software, Inc., Initial US Term Loan, 4.00%, 09/10/20(e)	2,674,293
1,461,682	Cannery Casino Resorts LLC, Term Loan (First Lien), 6.00%, 10/02/18(e)	1,461,226
1,000,000	Catalina Marketing Corp., Initial Term Loan, 5.25%, 10/12/20(e)	1,003,750
5,000,000	Chesapeake Energy Corp., Term Loan, 5.75%, 12/02/17(e)	5,105,625
2,750,000	Cincinnati Bell, Inc., Tranche B Term Loan, 4.00%, 09/20/20(e)	2,732,320
750,000	CityCenter Holdings LLC, Term Loan B (First Lien), 5.00%, 10/16/20(e)	755,938
2,905,280	Cumulus Media Holdings, Inc., Term Loan (Second Lien), 7.50%, 09/16/19(e)	2,970,648
1,000,000	DS Waters of America, Inc., Term B Loan, 5.25%, 08/30/20(e)	1,011,875
850,000	Foresight Energy LLC, Term Loan, 5.50%, 08/23/20(e)	851,063
250,000	Four Seasons Holdings, Inc., Term Loan (First Lien), 4.25%, 06/27/20(e)	252,188
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/27/20(e)	$1,025,000
1,500,000	Gardner Denver, Inc., Initial Term Loan, 4.25%, 07/30/20(e)	1,500,171
2,883,979	Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19(e)	2,531,292
2,992,500	Herff Jones, Inc., Term Loan B, 5.50%, 06/25/19(e)	3,007,463
7,000,000	HGIM Corp., Term Loan B, 4.50%, 06/14/20(e)	7,035,000
2,850,000	Hilton Worldwide Finance, Initial Term Loan, 4.00%, 10/26/20(e)	2,865,675
1,000,000	Hudson’s Bay Co., Term Loan (Second Lien), 7.25%, 10/07/20(e)	1,012,375
1,343,873	Integra Telecom Holdings, Inc., Replacement Term Loan, 5.25%, 02/22/19(e)	1,355,213
1,250,000	Kronos, Inc., Initial Term Loan (Second Lien), 8.50%, 04/30/20(e)	1,287,500
1,496,250	MacDermid, Inc., Tranche B Term Loan (First Lien), 3.00%, 06/07/20(e)	1,498,868
4,547,284	McJunkin Red Man Corp., Term Loan, 6.00%, 11/08/19(e)	4,575,627
843,625	MGM Resorts International, Term Loan B, 3.50%, 12/20/19(e)	842,570
1,246,875	National Financial Partners Corp., Term B Loan, 5.25%, 07/01/20(e)	1,253,500
4,750,000	Nuveen Investments, Inc., Tranche B Term Loan (Second Lien), 6.50%, 02/28/19(e)	4,660,937
1,000,000	OXEA S.à r.l., Term Loan (Second Lien), 8.25%, 07/15/20(e)	1,008,125
2,000,000	OXEA S.à r.l., Tranche B-2 Term Loan (First Lien), 4.25%, 01/15/20(e)	2,002,500
550,000	Pacific Industrial Services Financial Co. Pty Ltd., Term B Loan, 5.00%, 10/02/18(e)	551,833
2,181,136	Peninsula Gaming LLC, Term B Loan, 4.25%, 11/20/17(e)	2,186,589
1,246,875	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 08/13/20(e)	1,246,616

45

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Rexnord LLC/RBS Global, Inc., Term B Loan, 3.00%, 08/21/20(e)	$1,000,313
1,234,406	Savers, Inc, New Term Loan, 5.00%, 07/09/19(e)	1,236,721
2,000,000	Scientific Games International, Inc., Initial Term Loan, 4.25%, 10/18/20(e)	2,000,714
997,500	Sedgwick Claims Management Services, Inc., Term Loan B (First Lien), 4.25%, 06/12/18(e)	998,747
1,250,000	Springer SBM Two GMBH, Initial Term B2 Loan, 4.00%, 08/14/20(e)	1,248,437
1,988,741	Station Casinos LLC, Term Loan B, 5.00%, 03/01/20(e)	2,003,640
1,000,000	Syncreon, Term Loan B, 4.25%, 10/11/20(e)	985,000
1,000,000	TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 06/26/20(e)	1,026,250
1,368,125	Univision Communications, Inc., Incremental Term Loan, 4.00%, 03/01/20(e)	1,365,438
1,770,858	US Foods, Inc., Incremental Term Loan, 3.50%, 05/31/19(e)	1,770,858
2,183,500	USI, Inc., Initial Term Loan, 5.00%, 12/27/19(e)	2,189,505
263,386	Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 3.75%, 02/13/19(e)	263,755
3,000,000	Visant Corp., Tranche B Term Loan, 4.00%, 12/22/16(e)	2,933,439
2,962,612	WideOpenWest Finance LLC, Term Loan B, 3.75%, 04/01/19(e)	2,980,758
994,962	Zayo Group LLC, Term Loan, 4.50%, 07/02/19(e)	998,942
Total Bank Loans (Cost $91,205,665)		91,930,028
CORPORATE BONDS — 13.7%
AUSTRALIA — 0.1%
1,300,000	FMG Resources Pty Ltd., 7.00%, 11/01/15(f)	1,348,750
1,700,000	FMG Resources Pty Ltd., 8.25%, 11/01/19(f)	1,887,000
		3,235,750
AUSTRIA — 0.0%
5,218,800	A-TEC Industries AG, Cnv., 2.75%, 05/10/14(b)(c)(d)(g)	0
Principal Amount			Value
AUSTRIA (continued)
$8,000,000		A-TEC Industries AG, Cnv., 8.75%, 10/27/14(b)(c)(d)(g)	$0
			0
BELGIUM — 0.1%
5,000,000		Sofina SA, Cnv., 1.00%, 09/19/16(n)	5,105,000
BERMUDA — 0.1%
7,000,000	(h)	Celestial Nutrifoods Ltd., Cnv., 15.75%, 06/12/12(b)(c)(d)(g)(i)	1,127,033
1,050,000		Seadrill Ltd., 5.63%, 09/15/17(f)	1,084,125
1,950,000		Seadrill Ltd., 6.13%, 09/15/20(f)	1,959,750
			4,170,908
CANADA — 0.3%
1,500,000		Cascades, Inc., 7.75%, 12/15/17	1,563,750
1,250,000		Cascades, Inc., 7.88%, 01/15/20	1,337,500
3,000,000		Lightstream Resources Ltd., 8.63%, 02/01/20(f)	3,007,500
1,250,000		Precision Drilling Corp., 6.63%, 11/15/20	1,331,250
1,250,000		Precision Drilling Corp., 6.50%, 12/15/21	1,331,250
1,000,000		Quebecor Media, Inc., 7.75%, 03/15/16	1,017,500
2,000,000		Quebecor Media, Inc., 5.75%, 01/15/23	1,935,000
3,000,000		Silver Standard Resources, Inc., Cnv., 2.88%, 02/01/33(f)	2,169,375
3,150,000		Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21(f)	3,496,500
1,000,000		Videotron Ltd., 9.13%, 04/15/18	1,051,250
			18,240,875
CAYMAN ISLANDS — 0.1%
2,000,000		Siem Industries, Inc., Cnv., 1.00%, 09/12/19(n)	2,111,800
2,000,000		UPCB Finance V Ltd., 7.25%, 11/15/21(f)	2,195,000
1,000,000		UPCB Finance VI Ltd., 6.88%, 01/15/22(f)	1,077,500
			5,384,300
FRANCE — 0.0%
600,000		Cie Generale de Geophysique - Veritas, 7.75%, 05/15/17	617,250

46

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount			Value
FRANCE (continued)
$2,400,000		Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	$2,496,000
			3,113,250
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 12.86%, 01/05/12(b)(c)(d)(g)(i)	1,133,154
IRELAND — 0.1%
1,000,000		Ardagh Packaging Finance Plc, 9.13%, 10/15/20(f)	1,077,500
600,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 7.38%, 10/15/17(f)	644,250
2,900,000		Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc., 9.13%, 10/15/20(f)	3,110,250
			4,832,000
LUXEMBOURG — 0.2%
1,250,000		Accudyne Industries Borrower/ Accudyne Industries LLC, 7.75%, 12/15/20(f)	1,309,375
2,500,000		ArcelorMittal, 5.75%, 08/05/20	2,637,500
1,350,000		Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,464,750
1,700,000		Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,853,000
1,700,000		Intelsat Luxembourg SA, 6.75%, 06/01/18(f)	1,789,250
4,000,000		Subsea 7 SA, Cnv., 1.00%, 10/05/17(n)	4,170,800
			13,224,675
NETHERLANDS — 0.2%
3,000,000	(j)	Celesio Finance BV, Cnv., 3.75%, 10/29/14	4,407,272
2,500,000		Sensata Technologies BV, 6.50%, 05/15/19(f)	2,687,500
4,000,000	(j)	Volkswagen International Finance NV, Cnv., 5.50%, 11/09/15(f)	6,407,517
			13,502,289
SOUTH KOREA — 0.1%
28,890,000	(j)	Export-Import Bank of Korea, 1.45%, 05/19/14(f)	4,460,885
SWITZERLAND — 0.0%
2,500,000		Dufry Finance SCA, 5.50%, 10/15/20(f)	2,535,103
Principal Amount		Value
UNITED STATES — 12.4%
$3,000,000	ACCO Brands Corp., 6.75%, 04/30/20	$3,015,000
2,500,000	ADS Waste Holdings, Inc., 8.25%, 10/01/20(f)	2,625,000
2,000,000	Alere, Inc., 6.50%, 06/15/20	2,050,000
14,000,000	Alere, Inc., Cnv., 3.00%, 05/15/16	15,286,250
1,750,000	Alliance Data Systems Corp., 5.25%, 12/01/17(f)	1,804,688
1,250,000	Alliance Data Systems Corp., 6.38%, 04/01/20(f)	1,303,125
2,500,000	Allison Transmission, Inc., 7.13%, 05/15/19(f)	2,693,750
2,250,000	AMC Networks, Inc., 7.75%, 07/15/21	2,531,250
1,750,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	1,890,000
1,250,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/19	1,337,500
1,500,000	Ameristar Casinos, Inc., 7.50%, 04/15/21	1,646,250
6,000,000	Ares Capital Corp., Cnv., 5.13%, 06/01/16	6,375,000
5,000,000	Ares Capital Corp., Cnv., 4.38%, 01/15/19(f)	5,006,250
3,600,000	Ashtead Capital, Inc., 6.50%, 07/15/22(f)	3,861,000
4,000,000	Auxilium Pharmaceuticals, Inc., Cnv., 1.50%, 07/15/18	4,095,000
2,500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	2,725,000
3,000,000	Belden, Inc., 5.50%, 09/01/22(f)	3,000,000
3,000,000	Bill Barrett Corp., 7.63%, 10/01/19	3,165,000
1,400,000	Biomet, Inc., 6.50%, 08/01/20	1,487,500
1,100,000	Biomet, Inc., 6.50%, 10/01/20	1,144,000
5,000,000	BlackRock Kelso Capital Corp., Cnv., 5.50%, 02/15/18(f)	5,090,625
1,050,000	Boyd Gaming Corp., 9.13%, 12/01/18	1,141,875
900,000	Cablevision Systems Corp., 7.75%, 04/15/18	1,021,500
1,000,000	Cablevision Systems Corp., 8.00%, 04/15/20	1,135,000
2,100,000	Cablevision Systems Corp., 5.88%, 09/15/22	2,102,625

47

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$1,200,000	Calpine Corp., 7.88%, 07/31/20(f)	$1,311,000
2,050,000	Calpine Corp., 7.50%, 02/15/21(f)	2,214,000
3,000,000	Catalent Pharma Solutions, Inc., 7.88%, 10/15/18	3,045,000
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	1,092,500
1,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 04/30/21	1,820,000
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	1,009,125
525,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	493,500
2,500,000	CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	2,768,750
2,500,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21(f)	2,462,500
1,000,000	Central Garden and Pet Co., 8.25%, 03/01/18	1,007,500
1,450,000	CenturyLink, Inc., 5.80%, 03/15/22	1,435,500
1,000,000	CenturyLink, Inc., Series S, 6.45%, 06/15/21(c)	1,040,000
2,500,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., 6.38%, 09/15/20(f)	2,593,750
250,000	Chaparral Energy, Inc., 8.25%, 09/01/21	273,750
2,000,000	Chaparral Energy, Inc., 7.63%, 11/15/22	2,160,000
2,500,000	Choice Hotels International, Inc., 5.75%, 07/01/22	2,631,250
6,000,000	Ciena Corp. Cnv., 0.88%, 06/15/17	6,210,000
950,000	Cincinnati Bell, Inc., 8.75%, 03/15/18	1,007,000
450,000	CIT Group, Inc., 4.25%, 08/15/17	471,937
1,150,000	CIT Group, Inc., 5.25%, 03/15/18	1,243,437
1,400,000	CIT Group, Inc., 5.00%, 08/15/22	1,417,500
2,000,000	Clean Harbors, Inc., 5.25%, 08/01/20	2,055,000
1,000,000	Clean Harbors, Inc., 5.13%, 06/01/21	1,013,750
Principal Amount		Value
UNITED STATES (continued)
$2,900,000	CommScope Holding Co., Inc., 6.63% cash or 7.375% payment-in-kind interest, 06/01/20(f)(k)	$2,965,250
1,100,000	CommScope, Inc., 8.25%, 01/15/19(f)	1,207,250
9,500,000	Comtech Telecommunications Corp., Cnv., 3.00%, 05/01/29(c)	9,957,187
2,250,000	CPG Merger Sub LLC, 8.00%, 10/01/21(f)	2,328,750
1,000,000	Crown Castle International Corp., 7.13%, 11/01/19	1,080,000
2,500,000	Cumulus Media Holdings, Inc., 7.75%, 05/01/19	2,637,500
1,750,000	DaVita, Inc., 6.63%, 11/01/20	1,865,937
1,250,000	DaVita, Inc., 5.75%, 08/15/22	1,282,813
2,000,000	Del Monte Corp., 7.63%, 02/15/19	2,082,500
7,000,000	DFC Global Corp., 3.25%, 04/15/17	6,562,500
3,450,000	DISH DBS Corp., 6.75%, 06/01/21	3,734,625
550,000	DISH DBS Corp., 5.88%, 07/15/22	563,063
6,000,000	Electronic Arts, Inc., Cnv., 0.75%, 07/15/16	6,652,500
1,000,000	Endo Health Solutions, Inc., 7.00%, 07/15/19	1,067,500
1,500,000	Endo Health Solutions, Inc., 7.00%, 12/15/20	1,599,375
3,000,000	Equinix, Inc., 7.00%, 07/15/21	3,277,500
5,000,000	Forest City Enterprises, Inc., Cnv., 4.25%, 08/15/18	5,715,625
3,000,000	Forest City Enterprises, Inc., Cnv., 3.63%, 08/15/20(f)	3,191,250
900,000	Fresenius Medical Care US Finance II, Inc., 5.63%, 07/31/19(f)	963,000
2,100,000	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/21(f)	2,220,750
600,000	Frontier Communications Corp., 7.13%, 03/15/19	654,000
1,400,000	Frontier Communications Corp., 8.50%, 04/15/20	1,599,500
1,000,000	Frontier Communications Corp., 7.13%, 01/15/23	1,037,500
3,000,000	FTI Consulting, Inc., 6.75%, 10/01/20	3,210,000
2,250,000	GCI, Inc., 6.75%, 06/01/21	2,176,875

48

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$1,650,000	General Cable Corp., 5.75%, 10/01/22(f)	$1,641,750
1,500,000	GenOn Americas Generation LLC, 8.50%, 10/01/21	1,638,750
2,500,000	Geo Group, Inc. (The), 6.63%, 02/15/21	2,646,875
2,300,000	Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/20	2,696,750
700,000	Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	752,500
4,000,000	Greenbrier Cos., Inc., Cnv., 3.50%, 04/01/18	4,352,500
3,750,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(f)	2,718,750
2,750,000	Griffon Corp., 7.13%, 04/01/18	2,939,062
3,200,000	Griffon Corp., Cnv., 4.00%, 01/15/17(c)(f)	3,662,000
2,500,000	Hanesbrands, Inc., 6.38%, 12/15/20	2,712,500
1,250,000	HCA Holdings, Inc., 6.25%, 02/15/21	1,312,500
500,000	HCA Holdings, Inc., 7.75%, 05/15/21	547,500
750,000	HCA, Inc., 6.50%, 02/15/20	834,375
1,100,000	HCA, Inc., 7.50%, 02/15/22	1,236,125
550,000	HCA, Inc., 5.88%, 03/15/22	578,875
350,000	HCA, Inc., 5.88%, 05/01/23	352,625
1,500,000	HDTFS, Inc., 6.25%, 10/15/22	1,571,250
1,500,000	Hertz Corp. (The), 5.88%, 10/15/20	1,578,750
3,000,000	Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20(f)	3,195,000
3,000,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	3,142,500
17,500,000	Hologic, Inc., Cnv., STEP, 2.00%, 03/01/42	18,298,438
10,000,000	Hologic, Inc., Cnv., STEP, 2.00%, 12/15/43	10,550,000
750,000	Hughes Satellite Systems Corp., 6.50%, 06/15/19	804,375
2,250,000	Hughes Satellite Systems Corp., 7.63%, 06/15/21	2,463,750
3,000,000	Infor US, Inc., 9.38%, 04/01/19	3,390,000
20,000,000	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16(c)	21,137,500
Principal Amount		Value
UNITED STATES (continued)
$2,000,000	InterDigital, Inc., Cnv., 2.50%, 03/15/16	$2,137,500
1,400,000	Isle of Capri Casinos, Inc., 7.75%, 03/15/19	1,501,500
1,600,000	Isle of Capri Casinos, Inc., 8.88%, 06/15/20	1,704,000
1,500,000	Jarden Corp., 7.50%, 05/01/17	1,736,250
1,000,000	Jarden Corp., 7.50%, 01/15/20	1,085,000
3,000,000	Jo-Ann Stores, Inc., 8.13%, 03/15/19(f)	3,090,000
2,500,000	Key Energy Services, Inc., 6.75%, 03/01/21	2,543,750
3,000,000	L-3 Communications Holdings, Inc., Cnv., 3.00%, 08/01/35	3,423,750
1,500,000	Level 3 Financing, Inc., 8.13%, 07/01/19	1,653,750
1,500,000	Level 3 Financing, Inc., 7.00%, 06/01/20	1,597,500
500,000	Levi Strauss & Co., 7.63%, 05/15/20	548,750
2,500,000	Levi Strauss & Co., 6.88%, 05/01/22	2,712,500
33,500,000	Liberty Interactive LLC, Cnv., 3.75%, 02/15/30	20,183,750
5,000,000	Liberty Interactive LLC, Cnv., 1.00%, 09/30/43(f)	5,140,625
2,000,000	LIN Television Corp., 6.38%, 01/15/21	2,040,000
3,000,000	LINN Energy LLC/LINN Energy Finance Corp., 7.75%, 02/01/21	3,097,500
16,500,000	Live Nation Entertainment, Inc., Cnv., 2.88%, 07/15/27	16,891,875
1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	1,095,000
500,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	542,500
2,400,000	MedAssets, Inc., 8.00%, 11/15/18	2,598,000
1,000,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 04/01/23	1,012,500
2,000,000	Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	2,180,000
11,000,000	Meritor, Inc., Cnv., STEP, 4.00%, 02/15/27	10,085,625

49

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$900,000	MGM Resorts International, 7.63%, 01/15/17	$1,023,750
1,000,000	MGM Resorts International, 7.75%, 03/15/22	1,132,500
3,000,000	Michael Foods, Inc., 9.75%, 07/15/18	3,273,750
1,000,000	Michaels Stores, Inc., 11.38%, 11/01/16	1,025,010
1,500,000	Michaels Stores, Inc., 7.75%, 11/01/18	1,618,125
3,000,000	Molina Healthcare, Inc., Cnv., 1.13%, 01/15/20(f)	3,054,375
4,800,000	Morgans Hotel Group Co., Cnv., 2.38%, 10/15/14(c)	4,590,000
1,825,000	MPH Intermediate Holding Co. 2, 8.38% cash or 9.13% payment- in-kind interest, 08/01/18(f)(k)	1,895,719
3,000,000	MPT Operating Partnership LP/MPT Finance Corp., REIT, 6.88%, 05/01/21	3,225,000
1,675,000	MultiPlan, Inc., 9.88%, 09/01/18(f)	1,850,875
1,990,000	Murray Energy Corp., 8.63%, 06/15/21(f)	2,129,300
3,000,000	Nexstar Broadcasting, Inc., 6.88%, 11/15/20(f)	3,135,000
1,500,000	NRG Energy, Inc., 7.88%, 05/15/21	1,657,500
1,500,000	NRG Energy, Inc., 6.63%, 03/15/23	1,550,625
2,000,000	Nuance Communications, Inc., 5.38%, 08/15/20(f)	1,985,000
15,000,000	Nuance Communications, Inc., Cnv., 2.75%, 11/01/31	14,643,750
19,085,000	NuVasive, Inc., Cnv., 2.75%, 07/01/17(c)	20,754,937
2,600,000	Oasis Petroleum, Inc., 7.25%, 02/01/19	2,795,000
1,400,000	Oasis Petroleum, Inc., 6.88%, 01/15/23	1,519,000
1,500,000	Oil States International, Inc., 6.50%, 06/01/19	1,597,500
1,935,000	Omega Healthcare Investors, Inc., 6.75%, 10/15/22	2,118,825
9,000,000	Omnicare, Inc., Cnv., 3.25%, 12/15/35	9,568,125
19,500,000	Owens-Brockway Glass Container, Inc., Cnv., 3.00%, 06/01/15(f)	20,231,250
3,000,000	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 02/15/18(f)	3,270,000
Principal Amount		Value
UNITED STATES (continued)
$750,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.25%, 04/15/18	$796,875
2,000,000	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20	2,220,000
3,000,000	Penske Automotive Group Inc, 5.75%, 10/01/22	2,992,500
1,850,000	PH Glatfelter Co., 5.38%, 10/15/20	1,863,875
1,165,000	Pinnacle Entertainment, Inc., 8.75%, 05/15/20	1,287,325
1,450,000	Prestige Brands, Inc., 8.25%, 04/01/18	1,540,625
750,000	Prestige Brands, Inc., 8.13%, 02/01/20	832,500
6,000,000	Prospect Capital Corp., Cnv., 5.50%, 08/15/16	6,270,000
10,000,000	Prospect Capital Corp., Cnv., 5.75%, 03/15/18	10,462,500
2,500,000	QEP Resources, Inc., 5.38%, 10/01/22	2,443,750
1,000,000	Qwest Capital Funding, Inc., 6.50%, 11/15/18	1,090,368
300,000	Qwest Corp., 6.75%, 12/01/21	327,363
3,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	3,217,500
1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.50%, 05/15/18	1,060,000
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.00%, 04/15/19	1,177,000
1,400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 9.88%, 08/15/19	1,548,750
1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, 8.25%, 02/15/21	1,040,000
7,000,000	Rovi Corp., Cnv., 2.63%, 02/15/40	7,096,250
7,000,000	Royal Gold, Inc., Cnv., 2.88%, 06/15/19	6,654,375

50

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$3,000,000	RSI Home Products, Inc., 6.88%, 03/01/18(f)	$3,150,000
3,000,000	Ryland Group, Inc. (The), Cnv., 0.25%, 06/01/19	2,775,000
1,000,000	Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19	1,105,000
1,500,000	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	1,556,250
17,672,000	Savient Pharmaceuticals, Inc., STEP, 3.00%, 05/09/19(c)(d)(f)	6,892,080
1,270,000	SBA Communications Corp., 5.63%, 10/01/19	1,304,925
1,730,000	SBA Telecommunications, Inc., 5.75%, 07/15/20	1,799,200
1,500,000	Scientific Games International, Inc., 9.25%, 06/15/19	1,618,125
1,500,000	Scientific Games International, Inc., 6.25%, 09/01/20	1,541,250
3,000,000	Sequa Corp., 7.00%, 12/15/17(f)	3,015,000
3,000,000	SESI LLC, 7.13%, 12/15/21	3,318,750
12,000,000	ShengdaTech, Inc., Cnv., 6.50%, 12/15/15(b)(c)(d)(f)(g)	3,600,000
3,000,000	Sinclair Television Group, Inc., 6.13%, 10/01/22	3,056,250
1,750,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(f)	1,859,375
1,250,000	Spectrum Brands, Inc., 6.75%, 03/15/20	1,343,750
1,250,000	Sprint Nextel Corp., 7.00%, 03/01/20(f)	1,387,500
1,600,000	Sprint Nextel Corp., 7.00%, 08/15/20	1,716,000
1,150,000	Sprint Nextel Corp., 6.00%, 11/15/22	1,132,750
9,900,000	Starwood Property Trust, Inc., Cnv., REIT, 4.55%, 03/01/18	10,586,813
8,000,000	Starwood Property Trust, Inc., Cnv., REIT, 4.00%, 01/15/19	8,545,000
1,550,000	Station Casinos LLC, 7.50%, 03/01/21	1,662,375
3,000,000	Stone Energy Corp., Cnv., 1.75%, 03/01/17	3,279,375
1,006,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	1,080,193
Principal Amount		Value
UNITED STATES (continued)
$2,494,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/21	$2,687,285
350,000	SunGard Data Systems, Inc., 7.38%, 11/15/18	371,000
2,775,000	SunGard Data Systems, Inc., 6.63%, 11/01/19	2,899,875
875,000	SunGard Data Systems, Inc., 7.63%, 11/15/20	952,656
650,000	Tenet Healthcare Corp., 6.25%, 11/01/18	711,750
2,350,000	Tenet Healthcare Corp., 8.00%, 08/01/20	2,558,562
13,000,000	TIBCO Software, Inc., 2.25%, 05/01/32	13,170,625
7,300,000	Titan Machinery, Inc., Cnv., 3.75%, 05/01/19	6,414,875
1,900,000	TransDigm, Inc., 7.75%, 12/15/18	2,042,500
1,000,000	TransDigm, Inc., 7.50%, 07/15/21	1,090,000
2,000,000	TransUnion Holding Co., Inc., 8.13% cash or 8.88% payment-in-kind interest, 06/15/18(k)	2,132,500
1,000,000	TransUnion Holding Co., Inc., 9.63%, 06/15/18	1,082,500
7,000,000	TTM Technologies, Inc., Cnv., 3.25%, 05/15/15	7,105,000
2,925,000	Unit Corp., 6.63%, 05/15/21	3,056,625
1,600,000	United Rentals North America, Inc., 7.38%, 05/15/20	1,784,000
1,900,000	United Rentals North America, Inc., 7.63%, 04/15/22	2,128,000
3,000,000	Universal Hospital Services, Inc., 7.63%, 08/15/20	3,150,000
1,000,000	Univision Communications, Inc., 8.50%, 05/15/21(f)	1,107,500
3,500,000	US Foods, Inc., 8.50%, 06/30/19	3,753,750
1,000,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20(f)	1,067,500
1,750,000	Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	1,828,750
2,650,000	ViaSat, Inc., 6.88%, 06/15/20	2,769,250
600,000	Virgin Media Finance Plc, 6.38%, 04/15/23(f)	615,000
1,400,000	Virgin Media Secured Finance Plc, 5.38%, 04/15/21(f)	1,407,000
13,000,000	Volcano Corp., Cnv., 1.75%, 12/01/17	12,520,625

51

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount			Value
UNITED STATES (continued)
$4,000,000		Walter Investment Management Corp., Cnv., 4.50%, 11/01/19	$4,157,500
5,000,000		WebMD Health Corp., Cnv., 2.25%, 03/31/16	5,053,125
9,000,000		WebMD Health Corp., Cnv., 2.50%, 01/31/18	8,797,500
675,000		West Corp., 8.63%, 10/01/18	735,750
2,325,000		West Corp., 7.88%, 01/15/19	2,516,812
1,000,000		Windstream Corp., 7.88%, 11/01/17	1,143,750
1,000,000		Windstream Corp., 8.13%, 09/01/18	1,082,500
1,300,000		Windstream Corp., 7.75%, 10/15/20	1,394,250
2,000,000		Zayo Group LLC/Zayo Capital, Inc., 8.13%, 01/01/20	2,190,000
			709,669,060
Total Corporate Bonds (Cost $774,960,298)			788,607,249
GOVERNMENT BONDS — 9.7%
BRAZIL — 0.3%
9,490,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/15	10,386,162
2,400,000	(j)	Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/45	2,629,605
3,900,000	(j)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/17	1,734,147
			14,749,914
CANADA — 0.4%
1,283,000	(j)	Canadian Government Bond, 0.75%, 05/01/14	1,229,226
4,379,000	(j)	Canadian Government Bond, 2.25%, 08/01/14	4,238,850
7,538,000	(j)	Canadian Government Bond, 1.00%, 11/01/14	7,228,932
9,838,000	(j)	Canadian Government Bond, 1.00%, 02/01/15	9,432,648
			22,129,656
HUNGARY — 0.7%
133,100,000	(j)	Hungary Government Bond, 5.50%, 02/12/14	614,831
402,550,000	(j)	Hungary Government Bond, 6.75%, 08/22/14	1,895,468
61,000,000	(j)	Hungary Government Bond, 8.00%, 02/12/15	295,260
Principal Amount			Value
HUNGARY (continued)
$108,050,000	(j)	Hungary Government Bond, 7.75%, 08/24/15	$529,390
96,000,000	(j)	Hungary Government Bond, 5.50%, 02/12/16	455,510
17,830,000	(j)	Hungary Government Bond, 5.50%, 12/22/16	84,949
85,800,000	(j)	Hungary Government Bond, 6.75%, 02/24/17	423,123
436,700,000	(j)	Hungary Government Bond, 6.75%, 11/24/17	2,174,850
64,470,000	(j)	Hungary Government Bond, 5.50%, 12/20/18	306,922
84,800,000	(j)	Hungary Government Bond, 6.50%, 06/24/19	419,983
67,860,000	(j)	Hungary Government Bond, 7.50%, 11/12/20	354,899
110,830,000	(j)	Hungary Government Bond, 7.00%, 06/24/22	562,039
36,900,000	(j)	Hungary Government Bond, 6.00%, 11/24/23	176,408
520,000	(j)	Hungary Government International Bond, 4.38%, 07/04/17(n)	720,076
1,705,000	(j)	Hungary Government International Bond, 5.75%, 06/11/18(n)	2,477,020
5,100,000	(j)	Hungary Government International Bond, 6.00%, 01/11/19(n)	7,479,206
2,920,000		Hungary Government International Bond, 6.25%, 01/29/20	3,174,040
10,537,000	(j)	Hungary Government International Bond, 3.88%, 02/24/20(n)	13,977,609
3,930,000		Hungary Government International Bond, 6.38%, 03/29/21	4,268,963
40,490,000	(j)	Hungary Treasury Bills, 5.18%, 01/08/14(i)	184,702
			40,575,248
ICELAND — 0.0%
1,830,000		Iceland Government International Bond, 5.88%, 05/11/22(f)	1,908,571
INDONESIA — 0.2%
3,590,000,000	(j)	Indonesia Treasury Bond, 9.00%, 09/15/18	341,882
33,800,000,000	(j)	Indonesia Treasury Bond, 12.80%, 06/15/21	3,912,974
33,160,000,000	(j)	Indonesia Treasury Bond, 12.90%, 06/15/22	3,919,778
1,590,000,000	(j)	Indonesia Treasury Bond, 10.25%, 07/15/22	164,677

52

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount			Value
INDONESIA (continued)
$39,380,000,000	(j)	Indonesia Treasury Bond, 9.50%, 07/15/23	$3,930,140
			12,269,451
IRELAND — 0.9%
3,108,000	(j)	Ireland Government Bond, 4.50%, 04/18/20	4,551,586
11,880,000	(j)	Ireland Government Bond, 5.00%, 10/18/20	17,898,957
20,545,160	(j)	Ireland Government Bond, 5.40%, 03/13/25	31,636,049
			54,086,592
MALAYSIA — 1.2%
3,240,000	(j)	Bank Negara Malaysia Monetary Notes, 2.87%, 12/26/13(i)	1,022,227
6,070,000	(j)	Bank Negara Malaysia Monetary Notes, 2.94%, 12/31/13(i)	1,914,419
3,255,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/09/14(i)	1,025,663
3,010,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 01/16/14(i)	948,303
270,000	(j)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/06/14(i)	84,901
3,880,000	(j)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/18/14(i)	1,218,906
3,125,000	(j)	Bank Negara Malaysia Monetary Notes, 2.83%, 02/20/14(i)	981,566
3,105,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 02/25/14(i)	974,899
315,000	(j)	Bank Negara Malaysia Monetary Notes, 2.89%, 03/13/14(i)	98,776
2,310,000	(j)	Bank Negara Malaysia Monetary Notes, 3.85%, 03/20/14(i)	723,944
300,000	(j)	Bank Negara Malaysia Monetary Notes, 2.85%, 03/27/14(i)	93,988
2,590,000	(j)	Bank Negara Malaysia Monetary Notes, 2.87%, 04/03/14(i)	811,026
20,000	(j)	Bank Negara Malaysia Monetary Notes, 2.82%, 04/15/14(i)	6,255
1,280,000	(j)	Bank Negara Malaysia Monetary Notes, 2.86%, 04/24/14(i)	400,003
Principal Amount			Value
MALAYSIA (continued)
$2,150,000	(j)	Bank Negara Malaysia Monetary Notes, 2.88%, 05/15/14(i)	$670,723
4,335,000	(j)	Bank Negara Malaysia Monetary Notes, 2.83%, 05/20/14(i)	1,351,809
8,960,000	(j)	Bank Negara Malaysia Monetary Notes, 2.84%, 05/27/14(i)	2,792,440
9,716,000	(j)	Bank Negara Malaysia Monetary Notes, 2.84%, 06/05/14(i)	3,025,839
270,000	(j)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/09/14(i)	83,445
250,000	(j)	Bank Negara Malaysia Monetary Notes, 2.81%, 09/18/14(i)	77,209
88,630,000	(j)	Malaysia Government Bond, 5.09%, 04/30/14	28,389,434
50,295,000	(j)	Malaysia Government Bond, 3.43%, 08/15/14	16,002,179
1,170,000	(j)	Malaysia Government Bond, 3.74%, 02/27/15	374,443
5,175,000	(j)	Malaysia Government Bond, 3.84%, 08/12/15	1,663,496
1,440,000	(j)	Malaysia Government Bond, 4.72%, 09/30/15	472,594
4,485,000	(j)	Malaysia Government Bond, 3.20%, 10/15/15	1,427,826
			66,636,313
MEXICO — 1.2%
138,780,000	(j)	Mexican Bonos, 8.00%, 12/19/13	10,691,344
8,832,000	(j)	Mexican Bonos, 7.00%, 06/19/14	690,780
204,810,000	(j)	Mexican Bonos, 9.50%, 12/18/14	16,689,270
10,587,000	(j)	Mexican Bonos, 6.00%, 06/18/15	840,069
194,573,000	(j)	Mexican Bonos, 8.00%, 12/17/15	16,122,332
43,680,000	(j)	Mexican Bonos, 6.25%, 06/16/16	3,512,000
36,000,000	(j)	Mexican Bonos, 7.25%, 12/15/16	2,981,461
23,900,000	(j)	Mexican Bonos, 7.75%, 12/14/17	2,027,048
1,059,200	(j)	Mexican Udibonos, 4.50%, 12/18/14	426,825
2,720,000	(j)	Mexican Udibonos, 5.00%, 06/16/16	1,155,092
2,712,000	(j)	Mexican Udibonos, 3.50%, 12/14/17	1,134,524

53

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount			Value
MEXICO (continued)
$1,851,000	(j)	Mexican Udibonos, 4.00%, 06/13/19	$798,206
1,465,000	(j)	Mexican Udibonos, 2.50%, 12/10/20	578,110
624,562,000	(j)	Mexico Cetes, 4.00%, 01/09/14(i)	4,755,235
409,210,000	(j)	Mexico Cetes, 3.91%, 04/03/14(i)	3,089,732
695,290,000	(j)	Mexico Cetes, 3.98%, 04/30/14(i)	5,236,078
			70,728,106
PHILIPPINES — 0.3%
66,680,000	(j)	Philippine Government Bond, 6.25%, 01/27/14	1,564,224
312,450,000	(j)	Philippine Government Bond, 9.13%, 09/04/16	8,608,695
40,610,000	(j)	Philippine Treasury Bill, 0.55%, 11/13/13(i)	939,434
26,300,000	(j)	Philippine Treasury Bill, 0.46%, 03/05/14(i)	607,645
114,490,000	(j)	Philippine Treasury Bill, 0.21%, 04/02/14(i)	2,644,955
18,620,000	(j)	Philippine Treasury Bill, 1.00%, 09/03/14(i)	429,915
			14,794,868
POLAND — 1.1%
15,080,000	(j)	Poland Government Bond, 3.81%, 01/25/14(i)	4,868,133
84,800,000	(j)	Poland Government Bond, 5.75%, 04/25/14	27,932,644
6,380,000	(j)	Poland Government Bond, 5.50%, 04/25/15	2,153,316
739,000	(j)	Poland Government Bond, 5.50%, 04/25/15	249,420
7,481,000	(j)	Poland Government Bond, 2.97%, 07/25/15(i)	2,313,261
32,184,000	(j)	Poland Government Bond, 6.25%, 10/24/15	11,121,025
28,470,000	(j)	Poland Government Bond, 2.94%, 01/25/16(i)	8,652,787
8,188,000	(j)	Poland Government Bond, 2.71%, 01/25/17(e)	2,649,633
8,307,000	(j)	Poland Government Bond, 2.71%, 01/25/21(e)	2,638,791
			62,579,010
RUSSIA — 0.1%
6,195,475		Russian Foreign Bond - Eurobond, STEP, 7.50%, 03/31/30(f)	7,372,925
Principal Amount			Value
SERBIA — 0.1%
$1,540,000		Republic of Serbia, 5.25%, 11/21/17(f)	$1,532,300
3,280,000		Republic of Serbia, 7.25%, 09/28/21(f)	3,411,200
			4,943,500
SINGAPORE — 0.4%
12,500,000	(j)	Singapore Government Bond, 0.25%, 02/01/14	10,061,735
11,642,000	(j)	Singapore Treasury Bill, 0.30%, 01/10/14(i)	9,368,727
1,290,000	(j)	Singapore Treasury Bill, 0.23%, 01/24/14(i)	1,037,753
			20,468,215
SLOVENIA — 0.1%
2,860,000		Slovenia Government International Bond, 5.50%, 10/26/22(f)	2,734,875
1,400,000		Slovenia Government International Bond, 5.85%, 05/10/23(f)	1,365,000
			4,099,875
SOUTH KOREA — 1.7%
1,498,640,000	(j)	Korea Monetary Stabilization Bond, 3.48%, 12/02/13	1,413,789
31,436,630,000	(j)	Korea Monetary Stabilization Bond, 3.47%, 02/02/14	29,701,725
3,028,500,000	(j)	Korea Monetary Stabilization Bond, 3.59%, 04/02/14	2,866,807
1,477,000,000	(j)	Korea Monetary Stabilization Bond, 2.55%, 05/09/14	1,392,024
3,590,530,000	(j)	Korea Monetary Stabilization Bond, 3.28%, 06/02/14	3,397,760
7,731,000,000	(j)	Korea Monetary Stabilization Bond, 2.57%, 06/09/14	7,285,871
11,704,200,000	(j)	Korea Monetary Stabilization Bond, 2.82%, 08/02/14	11,048,522
10,385,800,000	(j)	Korea Monetary Stabilization Bond, 2.78%, 10/02/14	9,800,788
6,039,800,000	(j)	Korea Monetary Stabilization Bond, 2.84%, 12/02/14	5,702,522
2,226,780,000	(j)	Korea Monetary Stabilization Bond, 2.74%, 02/02/15	2,100,134

54

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount			Value
SOUTH KOREA (continued)
$312,000,000	(j)	Korea Monetary Stabilization Bond, 2.47%, 04/02/15	$293,050
2,610,000,000	(j)	Korea Monetary Stabilization Bond, 2.76%, 06/02/15	2,460,403
5,276,320,000	(j)	Korea Monetary Stabilization Bond, 2.80%, 08/02/15	4,975,663
433,000,000	(j)	Korea Monetary Stabilization Bond, 2.81%, 10/02/15	408,495
13,766,450,000	(j)	Korea Treasury Bond, 3.00%, 12/10/13	12,983,602
1,641,520,000	(j)	Korea Treasury Bond, 3.25%, 12/10/14	1,556,636
			97,387,791
SRI LANKA — 0.1%
13,560,000	(j)	Sri Lanka Government Bonds, Series A, 6.50%, 07/15/15	97,639
264,000,000	(j)	Sri Lanka Government Bonds, Series A, 11.00%, 08/01/15	2,034,276
385,000,000	(j)	Sri Lanka Government Bonds, Series B, 11.00%, 09/01/15	2,967,917
			5,099,832
SWEDEN — 0.3%
79,720,000	(j)	Kommuninvest I Sverige AB, 2.25%, 05/05/14	12,368,007
42,430,000	(j)	Sweden Government Bond, 6.75%, 05/05/14	6,736,234
			19,104,241
UKRAINE — 0.5%
200,000		Financing of Infrastrucural Projects State Enterprise, 7.40%, 04/20/18(f)	169,518
100,000	(j)	Ukraine Government International Bond, 4.95%, 10/13/15(f)	126,271
200,000		Ukraine Government International Bond, 6.25%, 06/17/16(f)	179,000
4,230,000		Ukraine Government International Bond, 9.25%, 07/24/17(f)	4,044,938
1,350,000		Ukraine Government International Bond, 6.75%, 11/14/17(f)	1,208,250
Principal Amount		Value
UKRAINE (continued)
$11,500,000	Ukraine Government International Bond, 7.75%, 09/23/20(f)	$10,407,500
14,270,000	Ukraine Government International Bond, 7.95%, 02/23/21(f)	12,932,188
1,580,000	Ukraine Government International Bond, 7.80%, 11/28/22(f)	1,374,600
		30,442,265
VIETNAM — 0.1%
1,625,000	Vietnam Government International Bond, 6.88%, 01/15/16(f)	1,755,000
2,490,000	Vietnam Government International Bond, 6.75%, 01/29/20(f)	2,723,438
		4,478,438
Total Government Bonds (Cost $529,001,519)		553,854,811
ASSET-BACKED SECURITIES — 2.2%
UNITED STATES — 2.2%
14,429,757	Asset-Backed Funding Certificates Trust, Series 2006-OPT3, Class A3B, 0.33%, 11/25/36(e)	7,467,200
4,875,992	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, 0.52%, 03/25/36(e)	1,520,696
4,875,992	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, 0.52%, 03/25/36(e)	1,520,696
24,169,566	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, 0.37%, 10/25/36(e)	12,791,298
10,116,549	Bear Stearns Asset-Backed Securities Trust, Series 2007-AC4, Class A1, 0.47%, 02/25/37(e)	6,073,092
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, 0.59%, 02/25/37(e)	2,937,380
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.31%, 12/25/36(e)	4,903,052
5,700,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, 0.39%, 12/25/36(e)	3,411,818
3,155,961	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, 0.33%, 09/25/46(e)	2,317,497
6,002,680	Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(e)	5,592,659

55

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$1,854,460	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.34%, 09/25/37(e)	$1,813,111
10,070,982	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A2, 0.28%, 11/25/36(e)	5,234,553
3,667,400	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, 0.32%, 11/25/36(e)	1,916,636
9,336,779	Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.33%, 11/25/36(e)	4,862,704
7,360,204	First Franklin Mortgage Loan Trust Asset Backed Certificates, Series 2007-FF2, Class A2C, 0.32%, 03/25/37(e)	4,118,455
10,000,000	Fremont Home Loan Trust, Series 2006-3, Class 2A3, 0.34%, 02/25/37(e)	5,732,290
10,949,590	Fremont Home Loan Trust, Series 2006-B, Class 2A3, 0.33%, 08/25/36(e)	4,045,610
8,544,716	Fremont Home Loan Trust, Series 2006-E, Class 2A3, 0.32%, 01/25/37(e)	4,072,167
6,000,000	GSAA Trust, Series 2005-11, Class 3A5, 0.54%, 10/25/35(e)	5,305,791
1,036,657	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(e)	779,838
5,881,515	Lehman XS Trust, Series 2007-1, Class 2A1, 5.87%, 02/25/37(e)	5,415,263
9,494,877	Mastr Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.33%, 10/25/36(e)	4,763,494
2,145,000	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, 0.41%, 06/25/36(e)	1,261,473
13,987,150	Morgan Stanley ABS Capital I, Series 2006-HE6, Class A2C, 0.32%, 09/25/36(e)	7,517,816
4,895,619	Morgan Stanley ABS Capital I, Series 2007-HE1, Class A2D, 0.40%, 11/25/36(e)	2,709,596
12,030,008	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, 0.31%, 05/25/37(e)	7,038,806
7,297,894	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	4,256,106
2,923,283	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(e)	3,100,028
Principal Amount		Value
UNITED STATES (continued)
$4,946,465	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A3, 0.38%, 06/25/37(e)	$2,720,602
Total Asset-Backed Securities (Cost $116,369,831)		125,199,727
NON-AGENCY MORTGAGE-BACKED SECURITIES — 12.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.4%
3,567,285	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 2.84%, 07/25/35(e)	3,389,028
3,856,457	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 3.76%, 03/25/37(e)	2,907,007
5,274,269	Alternative Loan Trust, Series 2005-9CB, Class 1A3, 0.62%, 05/25/35(e)	4,162,831
5,047,945	Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	4,284,885
5,617,600	American Home Mortgage Assets Trust, Series 2005-1, Class 2A21, 2.62%, 11/25/35(e)	4,470,175
4,945,524	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	3,221,004
1,631,822	American Home Mortgage Assets Trust, Series 2007-4, Class A2, 0.36%, 08/25/37(e)	1,467,549
4,390,248	American Home Mortgage Investment Trust, Series 2005-4, Class 5A, 2.11%, 11/25/45(e)	3,356,137
2,670,646	American Home Mortgage Investment Trust, Series 2006-1, Class 2A3, 2.11%, 12/25/35(e)	1,945,535
3,869,137	Banc of America Alternative Loan Trust, Series 2005-9, Class 2CB1, 6.00%, 10/25/35	3,509,474
5,674,355	Banc of America Funding Corp, Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	4,443,525
1,303,095	Banc of America Funding Corp., Series 2005-F, Class 6A1, 5.04%, 09/20/35(e)	1,229,446
2,051,035	Banc of America Funding Corp., Series 2006-A, Class 3A2, 2.83%, 02/20/36(e)	1,608,645
2,136,206	Banc of America Funding Corp., Series 2006-E, Class 2A1, 2.95%, 06/20/36(e)	1,736,160
1,740,793	Banc of America Funding Corp., Series 2007-7, Class 1A1, 6.00%, 08/25/37	1,560,861

56

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$11,177,500	Banc of America Funding Corp., Series 2007-A, Class 2A1, 0.33%, 02/20/47(e)	$9,591,815
4,312,122	Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.39%, 07/20/36(e)	3,950,460
2,705,908	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.75%, 10/25/35(e)	2,461,087
2,692,377	Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1, 3.06%, 12/25/35(e)	2,384,694
12,186,715	BCAP LLC Trust, Series 2007-AA2, Class 12A1, 0.38%, 05/25/47(e)	8,173,563
2,540,619	BCAP LLC Trust, Series 2007-AA3, Class 1A1B, 0.31%, 04/25/37(e)	2,277,144
6,257,760	BCAP LLC Trust, Series 2010-RR11, Class 4A1, 4.98%, 03/27/47(e)(f)	5,884,286
2,784,152	BCAP LLC Trust, Series 2011-RR2, Class 1A1, 2.91%, 07/25/36(e)(f)	2,763,345
4,200,686	BCAP LLC Trust, Series 2011-RR9, Class 7A1, 2.13%, 04/26/37(e)(f)	4,056,155
5,379,229	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.42%, 02/25/36(e)	3,651,842
2,174,035	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 5.18%, 08/25/35(e)	1,809,844
9,779,180	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37%, 02/25/36(e)	9,969,872
1,654,779	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.87%, 05/25/47(e)	1,382,368
10,156,963	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 12A1, 5.51%, 05/25/37(e)	8,898,426
5,265,696	Bear Stearns Alt-A Trust, Series 2005-9, Class 26A1, 5.09%, 11/25/35(e)	3,848,093
5,192,225	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, 0.61%, 04/25/36(e)	3,428,699
908,847	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 2.77%, 05/25/35(e)	824,419
2,077,639	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A1A, 5.69%, 06/25/36(e)	1,873,856
1,158,214	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 5.45%, 06/25/36(e)	1,072,864
4,002,667	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(f)	3,253,476
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,210,780	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	$1,113,114
5,401,117	Countrywide Alternative Loan Trust, Series 2005-22T1, Class A5, 5.50%, 06/25/35	5,285,676
2,889,369	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.47%, 08/25/35(e)	2,397,093
6,179,366	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, 0.48%, 08/25/35(e)	4,328,958
9,531,872	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 0.52%, 09/25/35(e)	8,064,461
7,452,408	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A20, 5.50%, 10/25/35	6,827,848
2,000,623	Countrywide Alternative Loan Trust, Series 2005-50CB, Class 1A1, 5.50%, 11/25/35	1,804,404
4,155,459	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 2.77%, 12/25/35(e)	3,418,405
288,776	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, 1.15%, 12/25/35(e)	241,891
7,139,565	Countrywide Alternative Loan Trust, Series 2005-7CB, Class 2A8, 0.62%, 04/25/35(e)	5,915,479
2,676,833	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	2,350,888
5,691,237	Countrywide Alternative Loan Trust, Series 2005-J3, Class 1A1, 0.72%, 05/25/35(e)	4,947,959
7,624,730	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, 0.52%, 05/25/36(e)	4,899,230
4,347,930	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	3,159,873
8,880,964	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	6,353,857
4,269,092	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	3,198,803
3,466,354	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, 0.52%, 06/25/36(e)	2,336,637
3,466,354	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, 6.98%, 06/25/36(e)	750,433

57

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,573,325	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/25/36	$2,944,869
1,421,713	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A2, 6.00%, 10/25/36	1,232,035
3,548,486	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, 0.57%, 03/25/36(e)	2,260,776
9,967,411	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	7,862,038
2,060,037	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A8, 6.00%, 03/25/36	1,687,543
3,878,925	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	3,218,396
2,809,815	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	2,293,862
5,252,101	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A12, 5.75%, 02/25/37	4,248,789
3,342,453	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	2,692,184
7,642,785	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	6,021,103
608,214	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	537,665
1,725,560	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, 0.57%, 05/25/36(e)	1,229,302
9,194,917	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	6,595,117
2,277,780	Countrywide Alternative Loan Trust, Series 2006-HY12, Class A4, 0.55%, 08/25/36(e)	2,205,088
8,180,206	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, 2.46%, 11/20/36(e)	4,665,994
8,794,803	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 2A1, 0.36%, 08/25/46(e)	6,103,722
2,650,000	Countrywide Alternative Loan Trust, Series 2006-OA16, Class A1D, 0.45%, 10/25/46(e)	1,720,105
2,824,409	Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1, 0.35%, 02/20/47(e)	1,869,357
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,404,014	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, 0.40%, 05/20/46(e)	$2,053,802
10,253,603	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.36%, 03/20/47(e)	7,563,168
3,723,751	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, 0.38%, 05/25/36(e)	2,934,292
6,845,646	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, 0.38%, 07/25/46(e)	4,926,258
11,708,876	Countrywide Alternative Loan Trust, Series 2006-OA7, Class 1A1, 2.01%, 06/25/46(e)	7,508,107
13,252,658	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, 0.36%, 07/25/46(e)	10,746,514
13,001,551	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A2A, 0.35%, 11/25/36(e)	11,075,177
11,676,429	Countrywide Alternative Loan Trust, Series 2006-OC2, Class 2A3, 0.46%, 02/25/36(e)	7,427,729
8,836,496	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A2A, 0.29%, 11/25/36(e)	7,093,539
5,084,513	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	4,392,528
2,632,317	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	2,173,518
7,967,061	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A4, 6.00%, 08/25/37	6,578,444
8,682,982	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	6,916,170
9,013,881	Countrywide Alternative Loan Trust, Series 2007-23CB, Class A1, 6.00%, 09/25/37	7,573,234
2,384,226	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	1,755,158
7,916,206	Countrywide Alternative Loan Trust, Series 2007-HY5R, Class 2A1B, 5.17%, 03/25/47(e)	6,290,004
6,396,838	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 2A1, 0.30%, 03/25/47(e)	4,327,010
4,065,231	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	3,383,261

58

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,147,238	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35	$1,085,104
3,747,890	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-17, Class A6, 6.00%, 12/25/36	3,397,600
15,026,449	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.11%, 04/25/46(e)	8,049,322
248,482	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-15, Class A1, 5.50%, 08/25/35	228,667
654,943	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-21, Class 2A2, 5.50%, 10/25/35	629,175
6,161,292	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 2.78%, 01/25/36(e)	5,055,650
2,198,938	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	2,075,126
6,943,614	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A2, 6.00%, 05/25/36	6,534,400
5,572,289	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 2.58%, 03/20/36(e)	4,620,263
1,078,027	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J2, Class 1A1, 6.00%, 04/25/36	983,146
1,203,192	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-J4, Class A9, 6.25%, 09/25/36	1,082,398
705,843	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.37%, 04/25/46(e)	596,254
3,091,807	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, 0.59%, 07/25/36(e)(f)	2,696,207
2,794,745	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-2, Class A16, 6.00%, 03/25/37	2,560,473
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$7,208,364	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	$6,308,750
6,490,821	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY1, Class 1A1, 2.87%, 04/25/37(e)	5,303,285
1,425,022	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-J3, Class A1, 0.67%, 07/25/37(e)	1,007,140
7,001,449	Countrywide Home Loan Mortgage Pass-Through Trust,Series 2005-HYB9, Class 2A1, 2.42%, 02/20/36(e)	5,938,593
1,159,323	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	1,113,802
5,392,178	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	5,413,588
1,101,783	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 2.76%, 01/27/36(e)(f)	1,082,666
3,090,883	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 07/25/36(e)(f)	3,053,913
3,791,703	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 5A1, 2.58%, 05/27/36(e)(f)	3,716,853
2,975,098	Credit Suisse Mortgage Capital Certificates, Series 2011-4R, Class 6A1, 2.65%, 05/27/36(e)(f)	2,938,923
1,129,657	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 1A1, 2.73%, 07/25/36(e)(f)	1,118,968
3,282,077	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 2A1, 2.72%, 08/25/46(e)(f)	3,162,664
1,939,778	Credit Suisse Mortgage Capital Certificates, Series 2011-5R, Class 3A1, 5.12%, 09/20/37(e)(f)	1,930,272
4,052,036	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 5A1, 2.76%, 09/28/36(e)(f)	3,992,385
4,013,695	Credit Suisse Mortgage Capital Certificates, Series 2011-6R, Class 6A1, 2.72%, 08/28/36(e)(f)	3,953,836
9,243,664	Credit Suisse Mortgage Capital Certificates, Series 2013-7R, Class 6A1, 4.38%, 06/26/47(e)(f)	9,190,648
5,337,835	Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.31%, 08/25/37(e)	4,314,827

59

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,172,219	First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35(e)	$1,964,603
4,000,000	FREMF Mortgage Trust, Series 2012-K708, Class C, 3.76%, 02/25/45(e)(f)	3,770,631
5,000,000	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.74%, 04/01/45(e)(f)	4,698,947
3,500,000	FREMF Mortgage Trust, Series 2013-K28, Class C, 3.49%, 03/25/23(e)(f)	2,854,744
1,728,518	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.58%, 11/19/35(e)	1,529,765
3,777,381	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 0.52%, 01/25/35(e)(f)	3,281,556
3,213,568	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 0.52%, 01/25/36(e)(f)	2,765,497
1,820,928	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.83%, 01/25/35(e)	1,819,896
2,789,849	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.85%, 05/25/35(e)	2,670,538
1,607,334	GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A4, 2.73%, 10/25/35(e)	1,548,880
5,267,000	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.67%, 09/25/35(e)	5,258,160
1,170,466	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	1,054,887
2,100,356	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	2,053,015
4,921,731	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.78%, 01/25/36(e)	4,481,440
2,953,891	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.15%, 01/25/36(e)	2,553,713
3,267,804	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	3,014,496
6,834,406	Harborview Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.71%, 08/19/36(e)	4,941,911
5,926,154	Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.44%, 10/25/35(e)	5,300,121
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,714,532	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 2.41%, 04/25/37(e)	$1,866,944
3,555,620	Homebanc Mortgage Trust, Series 2006-1, Class A1, 0.35%, 12/25/36(e)	3,097,644
2,427,315	Homebanc Mortgage Trust, Series 2007-1, Class 13A1, 5.74%, 04/25/47(e)	1,882,042
45,391	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.83%, 11/25/37(e)	42,438
5,178,501	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 4A1, 2.73%, 06/25/36(e)	3,716,629
5,823,103	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 3A1A, 2.66%, 04/25/36(e)	4,394,091
6,481,667	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.26%, 01/25/37(e)	5,384,859
2,487,570	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A1B, 0.23%, 03/25/37(e)	2,240,869
8,092,564	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, 0.32%, 03/25/37(e)	6,786,366
7,781,241	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.18%, 10/25/37(e)	5,474,094
991,606	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	952,144
2,003,515	Mastr Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.35%, 07/25/35(e)	1,689,134
2,867,860	Mastr Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.52%, 05/25/35(e)(f)	2,449,310
2,525,648	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	2,225,093
1,872,376	Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 2A1, 1.07%, 02/25/36(e)	1,602,990
15,974,615	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 5B, 0.46%, 01/26/37(e)(f)	9,623,674
15,141,359	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.44%, 05/26/37(c)(e)(f)	9,989,449
8,007,072	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(f)	7,791,591

60

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,373,344	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(f)	$3,468,917
5,420,782	Residential Accredit Loans, Inc., Series 2006-QS12, Class 2A4, 6.00%, 09/25/36	4,508,787
2,561,614	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	2,019,026
2,092,453	Residential Accredit Loans, Inc., Series 2007-QS6, Class A1, 0.50%, 04/25/37(e)	1,321,556
2,979,796	Residential Funding Mortgage Securities I, Series 2005-SA5, Class 2A, 3.14%, 11/25/35(e)	2,513,366
498,380	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	454,868
9,440,471	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 3.63%, 08/25/36(e)	7,794,774
5,940,923	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.50%, 07/25/43(f)	5,868,949
5,176,413	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 2.45%, 05/25/35(e)	4,553,153
7,630,021	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 4.79%, 08/25/35(e)	7,195,410
5,246,211	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 1A1, 2.55%, 10/25/36(e)	3,758,967
9,151,618	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 3A1, 4.75%, 10/25/36(e)	7,084,580
8,696,570	Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.40%, 02/25/36(e)	6,731,496
5,954,718	Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 4A1, 0.39%, 05/25/46(e)	3,515,675
8,235,129	Structured Asset Securities Corp, Series 2005-RF3, Class 1A, 0.52%, 06/25/35(e)(f)	7,200,483
1,038,243	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1, 5.58%, 02/25/37(e)	822,209
4,264,961	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.35%, 04/25/37(e)	3,695,049
1,403,259	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 5.36%, 04/25/37(e)	1,049,943
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$289,275	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 2.46%, 12/25/35(e)	$265,870
10,398,039	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR17, Class A1A1, 0.44%, 12/25/45(e)	9,665,466
8,790,459	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 2.37%, 09/25/36(e)	7,616,941
7,081,318	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR3, Class A1A, 1.16%, 02/25/46(e)	6,573,368
1,020,115	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR8, Class 1A1, 2.39%, 08/25/46(e)	883,835
3,100,623	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 2.29%, 07/25/37(e)	2,505,259
6,271,396	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, 0.92%, 05/25/47(e)	5,645,841
3,097,198	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	2,589,141
7,405,646	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-2, Class 4CB, 6.00%, 03/25/36	5,449,448
6,271,872	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	3,691,295
2,901,713	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.11%, 08/25/46(e)	1,887,374
1,171,401	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 2.63%, 07/25/36(e)	1,147,683
1,853,312	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 2.63%, 04/25/36(e)	1,738,043
		709,473,268
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class D, 4.29%, 01/10/23(e)(f)	866,939

61

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$2,000,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class AJ, 5.62%, 11/10/39	$1,956,996
5,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AJ, 6.07%, 02/12/51(e)	5,583,694
1,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class B, 6.17%, 02/12/51(e)(f)	981,898
5,000,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 5.88%, 06/15/38(e)	5,042,998
4,000,000	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class C, 5.84%, 07/12/44(e)	4,139,277
3,333,300	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 02/15/51(e)	3,309,254
		21,881,056
Total Non-Agency Mortgage-Backed Securities (Cost $656,821,870)		731,354,324
U.S. GOVERNMENT AGENCIES — 30.6%
Fannie Mae – 3.9%
75,000,000	0.02%, 01/07/14(l)	74,995,800
50,000,000	0.02%, 01/08/14(l)	49,997,150
100,000,000	0.02%, 01/09/14(l)	99,994,200
		224,987,150
Federal Home Loan Bank — 26.6%
10,000,000	0.01%, 11/01/13(l)	10,000,000
8,000,000	0.01%, 11/18/13(l)	7,999,962
97,000,000	0.02%, 11/19/13(l)	96,999,030
34,625,000	0.01%, 11/27/13(l)	34,624,593
5,000,000	0.03%, 11/27/13(l)	4,999,892
25,600,000	0.01%, 12/02/13(l)	25,599,774
5,400,000	0.02%, 12/04/13(l)	5,399,876
308,200,000	0.04%, 12/13/13(l)	308,183,741
3,000,000	0.06%, 12/13/13(l)	2,999,808
134,000,000	0.01%, 12/16/13(l)	133,994,575
3,000,000	0.01%, 12/16/13(l)	2,999,963
69,000,000	0.03%, 12/18/13(l)	68,997,748
293,650,000	0.01%, 12/20/13(l)	293,645,503
11,000,000	0.01%, 12/27/13(l)	10,999,144
17,000,000	0.01%, 01/03/14(l)	16,999,116
3,000,000	0.02%, 01/03/14(l)	2,999,844
10,000,000	0.03%, 01/07/14(l)	9,999,440
109,000,000	0.01%, 01/08/14(l)	108,993,787
Principal Amount		Value
Federal Home Loan Bank (continued)
$3,000,000	0.01%, 01/08/14(l)	$2,999,829
25,000,000	0.01%, 01/10/14(l)	24,998,550
9,000,000	0.02%, 01/21/14(l)	8,999,388
3,000,000	0.02%, 01/21/14(l)	2,999,796
28,000,000	0.02%, 01/24/14(l)	27,998,040
9,000,000	0.02%, 02/03/14(l)	8,999,064
3,000,000	0.02%, 02/03/14(l)	2,999,688
12,000,000	0.15%, 02/12/14(l)	11,998,632
90,000,000	0.15%, 02/14/14(l)	89,989,470
9,000,000	0.03%, 02/18/14(l)	8,998,911
3,000,000	0.03%, 02/18/14(l)	2,999,637
118,700,000	0.07%, 02/21/14(l)	118,685,281
68,000,000	0.08%, 03/28/14(l)	67,986,128
		1,527,088,210
Freddie Mac — 0.1%
5,300,000	0.02%, 11/25/13(l)	5,299,947
Total U.S. Government Agencies (Cost $1,757,336,864)		1,757,375,307
U.S. GOVERNMENT SECURITIES — 4.3%
U.S. Treasury Bills — 4.3%
107,000,000	0.02%, 11/07/13(l)	106,999,720
28,000,000	0.02%, 11/07/13(l)	27,999,930
25,000,000	0.02%, 11/14/13(l)	24,999,847
39,000,000	0.02%, 11/21/13(l)	38,999,424
48,000,000	0.05%, 11/29/13(l)	47,998,133
Total U.S. Government Securities (Cost $246,997,054)		246,997,054

Shares
CASH SWEEP — 3.6%
UNITED STATES — 3.6%
206,683,403	Citibank - US Dollars on Deposit in Custody Account, 0.02%(m)	206,683,403
Total Cash Sweep (Cost $206,683,403)		206,683,403
TOTAL INVESTMENTS — 99.2% (Cost $5,466,085,133)(a)		5,691,808,660
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		45,882,229
NET ASSETS — 100.0%		$5,737,690,889

Principal Amount
SECURITIES SOLD SHORT — (0.1)%
$(5,700,000)	Fannie Mae	(5,849,625)
Total Securities Sold Short (Proceeds received $(5,801,531))		$(5,849,625)

62

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts		Value
CALL OPTIONS WRITTEN — (1.3)%
(1,000)	Abercrombie & Fitch Co., Strike $35.00, Expires 02/22/14	$(525,000)
(1,250)	Abercrombie & Fitch Co., Strike $44.00, Expires 11/16/13	(20,000)
(1,000)	American International Group, Inc., Strike $35.00, Expires 01/17/15	(1,990,000)
(1,999)	American International Group, Inc., Strike $44.00, Expires 01/18/14	(1,629,185)
(1,000)	American International Group, Inc., Strike $45.00, Expires 01/17/15	(990,000)
(1,250)	American International Group, Inc., Strike $47.00, Expires 01/17/15	(1,062,500)
(1,500)	American International Group, Inc., Strike $52.50, Expires 02/22/14	(340,500)
(2,979)	Apollo Group, Inc., Strike $17.00, Expires 01/18/14	(2,979,000)
(18)	Apple, Inc., Strike $360.00, Expires 01/18/14	(293,850)
(100)	Apple, Inc., Strike $410.00, Expires 01/18/14	(1,132,500)
(200)	Apple, Inc., Strike $420.00, Expires 01/18/14	(2,061,000)
(150)	Apple, Inc., Strike $425.00, Expires 01/17/15	(1,733,250)
(100)	Apple, Inc., Strike $440.00, Expires 04/19/14	(885,500)
(265)	Apple, Inc., Strike $450.00, Expires 01/17/15	(2,628,800)
(100)	Apple, Inc., Strike $450.00, Expires 01/18/14	(741,000)
(12)	Applied Materials, Inc., Strike $10.00, Expires 01/18/14	(9,480)
(1,000)	Auxilium Pharmaceuticals, Inc., Strike $15.00, Expires 12/21/13	(320,000)
(5,000)	Bank of America Corp., Strike $10.00, Expires 01/17/15	(2,175,000)
(4,648)	Bank of America Corp., Strike $14.00, Expires 11/16/13	(92,960)
(1,000)	Baxter International, Inc., Strike $67.50, Expires 01/18/14	(114,000)
(1,500)	Campbell Soup Co., Strike $40.00, Expires 05/17/14	(585,000)
(171)	CF Industries Holdings, Inc., Strike $190.00, Expires 01/18/14	(475,380)
(250)	CF Industries Holdings, Inc., Strike $205.00, Expires 05/17/14	(583,750)
(129)	CF Industries Holdings, Inc., Strike $210.00, Expires 01/18/14	(173,505)
Contracts		Value
(150)	CF Industries Holdings, Inc., Strike $215.00, Expires 01/18/14	$(162,000)
(2,381)	Cirrus Logic, Inc., Strike $15.00, Expires 01/17/15	(2,166,710)
(4,500)	Cirrus Logic, Inc., Strike $18.00, Expires 01/18/14	(2,205,000)
(1,000)	Cirrus Logic, Inc., Strike $18.00, Expires 12/21/13	(470,000)
(1)	Cisco Systems, Inc., Strike $15.00, Expires 01/18/14	(760)
(1,485)	Cisco Systems, Inc., Strike $17.00, Expires 01/17/15	(861,300)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 01/17/15	(298,000)
(1,000)	Citigroup, Inc., Strike $55.00, Expires 06/21/14	(150,000)
(994)	Coach, Inc., Strike $45.00, Expires 01/18/14	(596,400)
(250)	Coach, Inc., Strike $50.00, Expires 01/18/14	(55,000)
(45)	Dell, Inc., Strike $10.00, Expires 01/18/14	(17,460)
(1)	Dell, Inc., Strike $8.00, Expires 01/18/14	(588)
(1,250)	Family Dollar Stores, Inc., Strike $55.00, Expires 01/18/14	(1,962,500)
(2,144)	Francesca’s Holdings Corp., Strike $15.00, Expires 06/21/14	(1,007,680)
(123)	Freeport-McMoRan Copper & Gold, Inc., Strike $25.00, Expires 01/18/14	(158,055)
(3,475)	Freeport-McMoRan Copper & Gold, Inc., Strike $28.00, Expires 01/18/14	(3,440,250)
(8)	GameStop Corp., Strike $15.00, Expires 01/18/14	(33,600)
(2,000)	Gentiva Health Services, Inc., Strike $10.00, Expires 02/22/14	(420,000)
(5,000)	Genworth Financial, Inc., Strike $10.00, Expires 01/18/14	(2,300,000)
(4,500)	Genworth Financial, Inc., Strike $11.00, Expires 03/22/14	(1,710,000)
(2,000)	Genworth Financial, Inc., Strike $12.00, Expires 01/18/14	(540,000)
(1,000)	HollyFrontier Corp., Strike $48.00, Expires 01/18/14	(205,000)
(4,234)	Intel Corp., Strike $20.00, Expires 01/18/14	(1,905,300)
(350)	International Business Machines Corp., Strike $170.00, Expires 04/19/14	(472,500)
(2,000)	Intrepid Potash, Inc., Strike $17.00, Expires 12/21/13	(40,000)
(1,648)	iShares FTSE China 25 Index Fund, Strike $35.00, Expires 01/18/14	(491,104)

63

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts		Value
(3)	iShares MSCI EAFE Index Fund, Strike $47.00, Expires 01/18/14	$(5,835)
(10)	iShares MSCI Germany Index Fund, Strike $21.00, Expires 01/18/14	(8,800)
(602)	iShares MSCI Germany Index Fund, Strike $22.00, Expires 01/18/14	(463,540)
(2,500)	iShares MSCI Germany Index Fund, Strike $28.00, Expires 01/17/15	(750,000)
(2,250)	KBR, Inc., Strike $30.00, Expires 03/22/14	(1,237,500)
(751)	Liquidity Services, Inc., Strike $22.50, Expires 06/21/14	(428,070)
(1,000)	Marathon Petroleum Corp., Strike $60.00, Expires 01/18/14	(1,290,000)
(999)	Marathon Petroleum Corp., Strike $62.50, Expires 04/19/14	(1,218,780)
(10)	Microsoft Corp., Strike $25.00, Expires 01/18/14	(10,400)
(2,500)	Mosaic Co. (The), Strike $47.50, Expires 01/18/14	(445,000)
(3,000)	Myriad Genetics, Inc., Strike $20.00, Expires 05/17/14	(1,710,000)
(2,000)	Nevsun Resources Ltd., Strike $2.50, Expires 12/21/13	(240,000)
(170)	Newmont Mining Corp., Strike $30.00, Expires 01/18/14	(13,940)
(1,000)	Nu Skin Enterprises, Inc., Strike $35.00, Expires 01/17/15	(8,450,000)
(3)	Occidental Petroleum Corp., Strike $67.50, Expires 01/18/14	(8,850)
(75)	Occidental Petroleum Corp., Strike $75.00, Expires 01/18/14	(164,625)
(100)	Occidental Petroleum Corp., Strike $77.50, Expires 01/18/14	(196,500)
(1,500)	Questcor Pharmaceuticals, Inc., Strike $30.00, Expires 01/17/15	(4,995,000)
(733)	Questcor Pharmaceuticals, Inc., Strike $40.00, Expires 04/19/14	(1,847,160)
(4)	Seagate Technology Plc, Strike $18.00, Expires 01/17/15	(12,340)
(4)	Seagate Technology Plc, Strike $25.00, Expires 01/18/14	(9,500)
(3)	Seagate Technology Plc, Strike $27.00, Expires 01/18/14	(7,200)
(1,000)	Seagate Technology Plc, Strike $36.00, Expires 03/22/14	(1,285,000)
(1,000)	Seagate Technology Plc, Strike $36.00, Expires 12/21/13	(1,305,000)
Contracts		Value
(1,000)	Seagate Technology Plc, Strike $38.00, Expires 03/22/14	$(1,105,000)
(1,000)	Seagate Technology Plc, Strike $43.00, Expires 03/22/14	(705,000)
(2,000)	Teva Pharmaceutical Industries Ltd., Strike $40.00, Expires 01/18/14	(74,000)
(6)	Total SA, Strike $45.00, Expires 01/18/14	(10,800)
(3,000)	ValueClick, Inc., Strike $18.00, Expires 03/22/14	(840,000)
(1,250)	Weight Watchers International, Inc., Strike $35.00, Expires 01/17/15	(525,000)
Total Call Options Written (Premiums received $(61,064,383))		(74,573,207)

Contracts/ Notional Amount ($)		Value
STRUCTURED OPTIONS — 1.8%
121,330	American International Group, Inc., One purchased call strike $43.27, One written call strike $53.573, One written put strike $43.27 with a barrier level strike of $28.847, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	500,443
2,231	DAXK Index, One purchased call strike $4,482.00, One written call strike $5,154.30, One written put strike $4,482.00 with a barrier level strike of $3,316.68, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	410,117
$13,800,000	DAXK Index, One purchased call strike $4,570.3176, One written call strike $31.2287 on iShares MSCI Germany ETF, One written put strike $27.8828 with a barrier level strike of $22.306 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker JPMorgan Chase Bank(o)	49,529
2,415	DAXK Index, One purchased call strike $4,140.40, One written call strike $4,802.864, One written put strike $4,140.40 with a barrier level strike of $2,898.28, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	876,620

64

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
2,338	DAXK Index, One purchased call strike $4,277.00, One written call strike $4,833.01, One written put strike $4,277.00 with a barrier level strike of $2,993.90, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	$640,338
$10,000,000	DAXK Index, One purchased call strike $4,318.75, One written call strike $4,966.5625, One written put strike $4,318.75 with a barrier level strike of $3,023.125, Expires 06/20/14, Broker JPMorgan Chase Bank	733,592
2,299	DAXK Index, One purchased call strike $4,351.00, One written call strike $5,090.67, One written put strike $4,351.00 with a barrier level strike of $3,263.25 Expires 11/21/14, Broker Goldman Sachs Group, Inc.	563,847
$5,000,000	DAXK Index, One purchased call strike $4,371.42, One written call strike $5,027.13, One written put strike $4,371.42 with a barrier level strike of $3,059.99, Expires 02/20/15, Broker Citibank N.A.	221,222
8,566	DAXK Index, One purchased call strike $4,378.20, One written call strike $29.44 on iShares MSCI Germany ETF (1,426,941 contracts), One written put strike $26.28 with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs Group, Inc. with a barrier level strike of $21.023 on iShares MSCI Germany ETF (570,776 contracts), Expires 11/21/14, Broker Goldman Sachs Group, Inc.(p)	1,223,426
$10,000,000	DAXK Index, One purchased call strike $4,394.80, One written call strike $5,054.02, One written put strike $4,394.80 with a barrier level strike of $3,296.10, Expires 12/19/14, Broker JPMorgan Chase Bank	434,842
Contracts/ Notional Amount ($)		Value
2,262	DAXK Index, One purchased call strike $4,420.39, One written call strike $5,216.0602, One written put strike $4,420.39 with a barrier level strike of $3,094.273, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	$583,722
$2,000,000	DAXK Index, One purchased call strike $4,444.72, One written call strike $26.5862 on iShares MSCI Germany ETF, One written put strike $26.5862 with a barrier level strike of $21.269 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 12/19/14, Broker Citibank N.A.(o)	596,309
2,243	DAXK Index, One purchased call strike $4,458.16, One written call strike $5,171.47, One written put strike $4,458.16 with a barrier level strike of $3,299.04, Expires 10/17/14, Broker Credit Suisse Group AG	472,475
$19,500,000	DAXK Index, One purchased call strike $4,465.18, One written call strike $30.0574 on iShares MSCI Germany ETF, One written put strike $26.837 with a barrier level strike of $21.47 on iShares MSCI Germany ETF ($10,000,000 notional amount), Expires 01/16/15, Broker JPMorgan Chase Bank(o)	249,670
3,274	DAXK Index, One purchased call strike $4,582.2208, One written call strike $5,223.7317, One written put strike $4,582.2208 with a barrier level strike of $3,299.199 Expires 01/16/15, Broker Goldman Sachs Group, Inc.	273,894
$29,600,000	DAXK Index, One purchased call strike $4,619.50, One written call strike $31.5401 on iShares MSCI Germany ETF, One written put strike $28.1608 with a barrier level strike of $22.529 on iShares MSCI Germany ETF ($20,000,000 notional amount), Expires 02/20/15, Broker JPMorgan Chase Bank(o)	(106,716)

65

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,595.70, Expires 01/19/18, One written put strike $2,595.70 with a barrier level strike of $1,491.2297, Expires 01/16/15, Broker Citigroup, Inc.	$1,979,272
3,839	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,439.2630, Expires 01/16/15, Broker JPMorgan Chase Bank	1,938,915
1,920	Euro STOXX 50 Index, One purchased call strike $2,605.00, Expires 01/19/18, One written put strike $2,605.00 with a barrier level strike of $1,589.05, Expires 01/16/15, Broker Goldman Sachs Group, Inc.	966,174
3,802	Euro STOXX 50 Index, One purchased call strike $2,630.00, Expires 03/16/18, One written put strike $2,630.00 with a barrier level strike of $1,693.72, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	1,802,410
3,764	Euro STOXX 50 Index, One purchased call strike $2,657.00, Expires 01/19/18, One written put strike $2,657.00 with a barrier level strike of $1,554.3450, Expires 01/16/15, Broker JPMorgan Chase Bank	1,758,884
5,516	Euro STOXX 50 Index, One purchased call strike $2,719.48, Expires 02/16/18, One written put strike $2,719.48 with a barrier level strike of $1,706.4740, Expires 02/20/15, Broker JPMorgan Chase Bank	2,299,784
5,505	Euro STOXX 50 Index, One purchased call strike $2,725,10, Expires 12/21/18, One written put strike $2,725.10 with a barrier level strike of $2,125.58, Expires 12/16/16, Broker Goldman Sachs Group, Inc.	1,305,031
Contracts/ Notional Amount ($)		Value
$10,000,000	Euro STOXX 50 Index, One purchased call strike $2,730.95, Expires 05/18/18, One written put strike $2,730.95 with a barrier level strike of $1,768.29, Expires 05/15/15, Broker JPMorgan Chase Bank	$1,332,574
$7,875,000	Euro STOXX 50 Index, One purchased call strike $2,797.2047, Expires 12/21/18, One written put strike $2,797.2047 with a barrier level strike of $2,041.959 ($7,500,000 notional amount), Expires 12/16/16, Broker JPMorgan Chase Bank(o)	579,408
2,697	Euro STOXX 50 Index, One purchased call strike $2,799.80, One written call strike $3,275.77, One written put strike $2,799.80 with a barrier level strike of $1,959.86, Expires 12/19/14, Broker UBS AG	351,841
5,339	Euro STOXX 50 Index, One purchased call strike $2,810.00, Expires 06/15/18, One written put strike $2,810.00 with a barrier level strike of $1,968.00, Expires 06/19/15, Broker Goldman Sachs Group, Inc.	1,452,860
$15,550,000	Euro STOXX 50 Index, One purchased call strike $3,088.1826, One written call strike $3,269.8404, One written put strike $3,027.63 with a barrier level strike of $2,724.867, Expires 07/18/14 ($5,000,000 notional amount), Broker JPMorgan Chase Bank Expires 07/18/14, Broker JPMorgan Chase Bank(o)	61,596
2,587	FTSE 100 Index, One purchased call strike $6,832.7207, One written call strike $7,238.6249, One written put strike $6,765.07 with a barrier level strike of $6,156.2137 (1,478 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. Expires 05/16/14, Broker Goldman Sachs Group, Inc.(p)	(45,513)

66

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
324	FTSE MIB Index, One purchased call strike $19,288.8936, One written call strike $20,423.5344, One written put strike $18,910.68 with a barrier level strike of $17,019.612 (159 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. Expires 05/16/14, Broker Goldman Sachs Group, Inc.(p)	$49,455
254	FTSE MIB Index, One purchased call strike $19,658.97, One written call strike $20,815.38 (240 contracts), One written put strike $19,273.50 with a barrier level strike of $17,346.15 (259 contracts), Expires 07/18/14, Broker UBS AG (p)	(24,524)
918	IBEX 35 Index, One purchased call strike $10,015.8951, One written call strike $10,605.0654, One written put strike $9,819.505 with a barrier level strike of $8,837.5545 (306 contracts), Expires 05/16/14, Broker Goldman Sachs Group, Inc. (p)	5,187
$17,800,000	IBEX 35 Index, One purchased call strike $10,244.319, One written call strike $10,846.926, One written put strike $10,043.45 with a barrier level strike of $9,039.105 ($5,000,000 notional amount), Expires 07/18/14, Broker JPMorgan Chase Bank Expires 07/18/14, Broker JPMorgan Chase Bank(o)	(93,557)
295,805	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $33.8060, One written call strike $38.8769, One written put strike $33.8060 with a barrier level strike of $22.9881, Expires 08/15/14, Broker Citigroup, Inc.	516,607
Contracts/ Notional Amount ($)		Value
288,480	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $34.6644, One written call strike $39.5174, One written put strike $34.6644 with a barrier level strike of $23.9184, Expires 09/19/14, Broker Citigroup, Inc.	$296,834
$5,000,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.3163, One written call strike $44.8301, One written put strike $38.3163 with a barrier level strike of $30.653, Expires 01/16/15, Broker Citibank N.A.(o)	(227,193)
$7,500,000	iShares FTSE/Xinhua China 25 Index ETF, One purchased call strike $38.5495, One written call strike $43.9464, One written put strike $38.5495 with a barrier level strike of $26.2137, Expires 02/20/15, Broker Citibank N.A.	(373,412)
114,558	iShares MSCI Brazil Index Fund, One purchased call strike $43.6461, One written call strike $50.193, One written put strike $43.6461 with a barrier level strike of $26.188, Expires 05/16/14, Broker JPMorgan Chase Bank	454,220
106,064	iShares MSCI Brazil Index Fund, One purchased call strike $47.1414, One written call strike $54.2126, One written put strike $47.1414 with a barrier level strike of $29.2277, Expires 08/15/14, Broker Citigroup, Inc.	181,574
172,859	iShares MSCI EAFE Index Fund, One purchased call strike $57.8506, One written call strike $66.5282, One written put strike $57.8506 with a barrier level strike of $39.0492, Expires 08/15/14, Broker Citigroup, Inc.	821,115
177,462	iShares MSCI EAFE Index Fund, One purchased call strike $56.35, One written call strike $67.62, One written put strike $56.35 with a barrier level strike of $36.63, Expires 08/15/14, Broker Credit Suisse Group AG	1,191,219

67

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
176,697	iShares MSCI EAFE Index Fund, One purchased call strike $56.5940, One written call strike $65.0831, One written put strike $56.5940 with a barrier level strike of $36.7861, Expires 08/15/14, Broker Citigroup, Inc.	$919,724
174,767	iShares MSCI EAFE Index Fund, One purchased call strike $57.2191, One written call strike $65.8020, One written put strike $57.2191 with a barrier level strike of $37.1924, Expires 08/15/14, Broker Citigroup, Inc.	879,587
173,220	iShares MSCI EAFE Index Fund, One purchased call strike $57.73, One written call strike $68.12, One written put strike $57.73 with a barrier level strike of $41.85, Expires 07/18/14, Broker Credit Suisse Group AG	981,047
259,023	iShares MSCI EAFE Index Fund, One purchased call strike $57.91, One written call strike $64.69, One written put strike $57.91 with a barrier level strike of $40.54, Expires 08/15/14, Broker UBS AG	1,260,784
345,352	iShares MSCI EAFE Index Fund, One purchased call strike $57.912, One written call strike $67.77, One written put strike $57.912 with a barrier level strike of $40.54, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	1,727,388
85,837	iShares MSCI EAFE Index Fund, One purchased call strike $58.25, One written call strike $64.08, One written put strike $58.25 with a barrier level strike of $40.78, Expires 07/18/14, Broker UBS AG	260,551
423,298	iShares MSCI EAFE Index Fund, One purchased call strike $58.65, One written put strike $54.00 with a barrier level strike of $49.35, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	2,841,263
170,329	iShares MSCI EAFE Index Fund, One purchased call strike $58.71, One written call strike $65.17, One written put strike $58.71 with a barrier level strike of $41.10, Expires 08/15/14, Broker UBS AG	512,803
Contracts/ Notional Amount ($)		Value
167,448	iShares MSCI EAFE Index Fund, One purchased call strike $59.72, One written call strike $69.28, One written put strike $59.72 with a barrier level strike of $41.80, Expires 09/19/14, Broker UBS AG	$618,042
164,799	iShares MSCI EAFE Index Fund, One purchased call strike $60.68, One written call strike $69.18, One written put strike $60.68 with a barrier level strike of $43.69, Expires 11/21/14, Broker UBS AG	381,644
249,376	iShares MSCI EAFE Index Fund, One purchased call strike $60.75, One written put strike $54.74, Expires 03/21/14, Broker UBS AG	1,289,283
249,367	iShares MSCI EAFE Index Fund, One purchased call strike $60.7538, One written put strike $55.9416, Expires 02/21/14, Broker Citigroup, Inc.	1,268,332
373,888	iShares MSCI EAFE Index Fund, One purchased call strike $60.7803, One written put strike $55.966, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,822,232
243,704	iShares MSCI EAFE Index Fund, One purchased call strike $61.55, One written call strike $70.7825, One written put strike $61.55 with a barrier level strike of $43.085, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	652,186
409,165	iShares MSCI EAFE Index Fund, One purchased call strike $61.71, One written put strike $56.82, Expires 02/21/14, Broker UBS AG	1,697,478
238,398	iShares MSCI EAFE Index Fund, One purchased call strike $62.92, One written call strike $72.358, One written put strike $62.92 with a barrier level strike of $44.044, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	465,366
157,381	iShares MSCI EAFE Index Fund, One purchased call strike $63.54, One written call strike $73.07, One written put strike $63.54 with a barrier level strike of $46.38, Expires 10/17/14, Broker UBS AG	184,936

68

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
354,244	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.3437, One written call strike $48.6953, One written put strike $42.3437 with a barrier level strike of $30.9109, Expires 08/15/14, Broker Citigroup, Inc.	$(70,228)
$11,600,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $36.7112, One written call strike $39.6481, One written put strike $36.7112 with a barrier level strike of $23.8623 ($5,000,000 notional amount), Expires 12/23/14, Broker Citigroup, Inc.(o)	728,046
134,553	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.16, One written call strike $42.73, One written put strike $37.16 with a barrier level strike of $23.41, Expires 08/15/14, Broker UBS AG	370,064
132,240	iShares MSCI Emerging Markets Index Fund, One purchased call strike $37.81, One written call strike $43.48, One written put strike $37.81 with a barrier level strike of $23.82, Expires 09/19/14, Broker UBS AG	314,604
5,750,000	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.31, One written call strike $42.4548, One written put strike $38.5238 with a barrier level strike of $28.6963 ($2,500,000 notional amount), Expires 07/18/14, Broker Citigroup, Inc.(o)	191,664
254,194	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.34, One written call strike $42.49, One written put strike $38.55 with a barrier level strike of $28.715 (127,097 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.(p)	325,901
Contracts/ Notional Amount ($)		Value
126,390	iShares MSCI Emerging Markets Index Fund, One purchased call strike $39.56, One written call strike $46.29, One written put strike $39.56 with a barrier level strike of $29.67, Expires 08/15/14, Broker UBS AG	$217,004
233,918	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.75, One written call strike $49.16, One written put strike $42.75 with a barrier level strike of $30.78, Expires 09/19/14, Broker UBS AG	(115,975)
233,504	iShares MSCI Emerging Markets Index Fund, One purchased call strike $42.8259, One written call strike $49.678, One written put strike $42.8259 with a barrier level strike of $29.122, Expires 12/19/14, Broker JPMorgan Chase Bank	(150,578)
457,143	iShares MSCI Emerging Markets Index Fund, One purchased call strike $43.75, One written call strike $48.125, One written put strike $43.75 with a barrier level strike of $32.375, Expires 02/21/14, Broker JPMorgan Chase Bank	44,427
135,426	iShares MSCI Mexico Index Fund, One purchased call strike $73.8412, One written call strike $84.9174, One written put strike $73.8412 with a barrier level strike of $54.6425, Expires 10/17/14, Broker Citigroup, Inc.	(1,095,253)
120,327	iShares MSCI Mexico Index Fund, One purchased call strike $62.33, One written call strike $72.9261, One written put strike $62.33 with a barrier level strike of $43.631, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	158,550
118,427	iShares MSCI Mexico Index Fund, One purchased call strike $63.33, One written call strike $74.0961, One written put strike $63.33 with a barrier level strike of $42.4311, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	55,041

69

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
112,613	iShares MSCI Mexico Index Fund, One purchased call strike $66.60, One written call strike $77.922, One written put strike $66.60 with a barrier level strike of $46.62, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	$(183,294)
73,503	iShares MSCI Mexico Index Fund, One purchased call strike $68.0243, One written call strike $78.9082, One written put strike $68.0243 with a barrier level strike of $47.617, Expires 11/21/14, Broker Citibank N.A.	(216,710)
137,269	iShares MSCI Mexico Index Fund, One purchased call strike $72.85, One written call strike $83.78, One written put strike $72.85 with a barrier level strike of $54.6375, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	(888,654)
$11,300,000	iShares MSCI South Korea Index Fund, One purchased call strike $65.5857, One written call strike $68.8650, One written put strike $65.5857 with a barrier level strike of $59.0271 ($5,000,000 notional amount), Expires 05/16/14, Broker Citibank N.A. Expires 05/16/14, Broker Citibank N.A.	(99,460)
27,208	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.50, One purchased put strike $243.50 (20,534 contracts), One written put strike $54.82 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.374 (182,414 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(p)	773,150
53,312	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $243.85, One purchased put strike $243.85 (41,009 contracts), One written put strike $55.03 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.521 (363,438 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(p)	1,484,649
Contracts/ Notional Amount ($)		Value
41,412	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $244.50, One purchased put strike $244.50 (30,675 contracts), One written put strike $55.43 on iShares MSCI South Korea Capped ETF with a barrier level strike of $38.80 (270,612 contracts), Expires 01/16/15, Broker Goldman Sachs Group, Inc.(p)	$1,130,556
55,422	Korea Stock Exchange KOSPI 200 Index , One purchased call strike $247.20, One purchased put strike $247.20 (40,454 contracts), One written put strike $55.81 on iShares MSCI South Korea Capped ETF with a barrier level strike of $44.648 (358,358 contracts), Expires 02/13/15, Broker Goldman Sachs Group, Inc.(p)	1,398,068
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $240.839474, One purchased put strike $240.839474 ($7,500,000 notional amount), One written put strike $54.656073 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.725 ($15,000,000 notional amount), Expires 03/20/15, Broker JPMorgan Chase Bank(o)	1,141,182
$10,125,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $242.54, One purchased put strike $242.54 ($7,500,000 notional amount), One written put strike $55.2353 on iShares MSCI South Korea Capped ETF with a barrier level strike of $43.084 ($15,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank(o)	1,100,895

70

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
$13,500,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $250.0589, One purchased put strike $250.0589 ($10,000,000 notional amount), One written put strike $56.705 on iShares MSCI South Korea Capped ETF with a barrier level strike of $45.364 ($20,000,000 notional amount), Expires 03/13/15, Broker JPMorgan Chase Bank(o)	$1,071,783
$5,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.4225, One written call strike $68.8445 on iShares MSCI South Korea Capped ETF, One written put strike $61.4683 with a barrier level strike of $49.1746 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	(234,841)
$10,000,000	Korea Stock Exchange KOSPI 200 Index, One purchased call strike $261.62, One written call strike $69.0719 on iShares MSCI South Korea Capped ETF, One written put strike $61.6713 with a barrier level strike of $49.337 on iShares MSCI South Korea Capped ETF, Expires 03/20/15, Broker Citibank N.A.	(469,428)
236,821	Market Vectors Oil Service ETF, One purchased call strike $42.226, One written call strike $47.7154, One written put strike $42.226 with a barrier level strike of $27.4469, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	660,683
367,002	Market Vectors Russia ETF, One purchased call strike $27.2478, One written call strike $31.6074, One written put strike $27.2478 with a barrier level strike of $19.0735, Expires 09/19/14, Broker Citigroup, Inc.	238,238
Contracts/ Notional Amount ($)		Value
360,061	Market Vectors Russia ETF, One purchased call strike $27.7731, One written call strike $32.4945, One written put strike $27.7731 with a barrier level strike of $19.4412, Expires 10/17/14, Broker Citigroup, Inc.	$97,550
610,005	Market Vectors Russia ETF, One purchased call strike $24.59, One written call strike $29.02, One written put strike $24.59 with a barrier level strike of $15.49, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	1,427,518
199,675	Market Vectors Russia ETF, One purchased call strike $25.0407, One written call strike $28.7968, One written put strike $25.0407 with a barrier level strike of $16.276, Expires 09/19/14, Broker JPMorgan Chase Bank	320,451
198,416	Market Vectors Russia ETF, One purchased call strike $25.1996, One written call strike $29.4835, One written put strike $25.1996 with a barrier level strike of $15.876, Expires 08/15/14, Broker JPMorgan Chase Bank	396,922
378,215	Market Vectors Russia ETF, One purchased call strike $26.44, One written call strike $31.728, One written put strike $26.44 with a barrier level strike of $18.508, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	512,382
187,829	Market Vectors Russia ETF, One purchased call strike $26.62, One written call strike $31.15, One written put strike $26.62 with a barrier level strike of $17.30, Expires 10/17/14, Broker UBS AG	236,045
366,133	Market Vectors Russia ETF, One purchased call strike $27.3125, One written call strike $31.41, One written put strike $27.3125 with a barrier level strike of $17.752, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	601,041

71

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
169,023	Market Vectors Russia ETF, One purchased call strike $29.5817, One written call strike $34.3148, One written put strike $29.5817 with a barrier level strike of $19.2281, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	$(217,226)
1,006,834	Market Vectors Russia ETF, One purchased call strike $29.995, One written call strike $31.495, One written put strike $29.995 with a barrier level strike of $26.996 (333,389 contracts), Expires 04/17/14, Broker Credit Suisse Group AG (p)	(203,972)
30,000,000	MSCI EAFE Index, One purchased call strike $1,641.42, One written put strike $1,641.42 with a barrier level strike of $1,329.55, Expires 03/31/14, Broker Goldman Sachs Group, Inc.	2,905,251
23,744	Russell 2000 Index, One purchased call strike $1,063.4056, One written put strike $979.1755, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,160,832
9,481	Russell 2000 Index, One purchased call strike $1,065.247, One written put strike $980.871, Expires 12/20/13, Broker JPMorgan Chase Bank	419,180
12,108	Russell 2000 Index, One purchased call strike $1,102.58, One written call strike $1,157.71, One written put strike $1,102.58 with a barrier level strike of $992.32 (6,802 contracts), Expires 04/17/14, Broker Credit Suisse Group AG (p)	16,761
5,510	Russell 2000 Index, One purchased call strike $907.50, One written call strike $1,007.325, One written put strike $907.50 with a barrier level strike of $635.25, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	376,837
Contracts/ Notional Amount ($)		Value
10,921	Russell 2000 Index, One purchased call strike $915.68, One written call strike $1,062.19, One written put strike $915.68 with a barrier level strike of $659.29, Expires 09/19/14, Broker UBS AG	$965,018
10,676	Russell 2000 Index, One purchased call strike $936.65, One written call strike $1,077.15, One written put strike $936.65 with a barrier level strike of $702.4875, Expires 08/15/14, Broker Goldman Sachs Group, Inc.	846,946
10,663	Russell 2000 Index, One purchased call strike $937.8295, One written call strike $1,059.7474, One written put strike $937.8295 with a barrier level strike of $656.4807, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	808,563
10,618	Russell 2000 Index, One purchased call strike $941.80, One written call strike $1,083.07, One written put strike $941.80 with a barrier level strike of $659.26, Expires 08/15/14, Broker UBS AG	884,221
10,536	Russell 2000 Index, One purchased call strike $949.1365, One written call strike $1,082.0156, One written put strike $949.1365 with a barrier level strike of $692.87, Expires 08/15/14, Broker JPMorgan Chase Bank	767,494
10,517	Russell 2000 Index, One purchased call strike $950.85, One written call strike $1,074.50, One written put strike $950.85 with a barrier level strike of $713.13, Expires 07/18/14, Broker Goldman Sachs Group, Inc.	724,785
3,094	S&P 500 Index, One purchased call strike $1,616.20, One written call strike $1,810.144, One written put strike $1,616.20 with a barrier level strike of $1,179.826, Expires 09/19/14, Broker Citigroup, Inc.	246,202

72

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
$5,000,000	S&P 500 Index, One purchased call strike at $1,650.2144, One written call strike $1,864.7422, One written put strike $47.6938 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $33.3857, Expires 07/18/14, Broker Citigroup, Inc.	$199,484
$21,800,000	S&P 500 Index, One purchased call strike at $1,659.9035, One written call strike $1,859.0919, One written put strike $61.3945 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike at $41.7483 ($10,000,000 notional amount), Expires 07/18/14, Broker Citigroup, Inc.	1,068,823
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20 One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	998,900
6,999	S&P 500 Index, One purchased call strike $1,428.75, One written call strike $1,600.20, One written put strike $1,428.75 with a barrier level strike of $1,071.56, Expires 05/16/14, Broker Goldman Sachs Group, Inc.	(994,698)
13,222	S&P 500 Index, One purchased call strike $1,512.57, One written put strike $1,512.57 with a barrier level strike of $1,058.799, Expires 02/27/14, Broker JPMorgan Chase Bank	89,750
6,435	S&P 500 Index, One purchased call strike $1,554.10, One written call strike $1,756.13, One written put strike $1,554.10 with a barrier level strike of $1,134.49, Expires 08/15/14, Broker UBS AG	731,426
6,408	S&P 500 Index, One purchased call strike $1,560.48, One written call strike $1,732.1328, One written put strike $1,560.48 with a barrier level strike of $1,185.965, Expires 07/18/14, Broker JPMorgan Chase Bank	633,931
Contracts/ Notional Amount ($)		Value
$21,000,000	S&P 500 Index, One purchased call strike $1,584.8314, One written call strike $1,757.4368 ($15,000,000 notional amount), One written put strike $1,537.7572 with a barrier level strike of $1,255.312 ($15,000,000 notional amount), Expires 06/27/14, Broker Citigroup, Inc.	$1,664,786
3,147	S&P 500 Index, One purchased call strike $1,588.75, One written call strike $1,842.95, One written put strike $1,588.75 with a barrier level strike of $1,175.68, Expires 08/15/14, Broker UBS AG	380,787
4,748	S&P 500 Index, One purchased call strike $1,590.15, Expires 01/17/14, One written put strike $44.35 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.384 (112,740 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	714,288
9,370	S&P 500 Index, One purchased call strike $1,600.80, One written call strike $1,840.92, One written put strike $1,600.80 with a barrier level strike of $1,200.60, Expires 09/19/14, Broker Goldman Sachs Group, Inc.	973,572
4,894	S&P 500 Index, One purchased call strike $1,604.11, Expires 12/20/13, One written put strike $44.18 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $27.83 (113,173 contracts), Expires 09/19/14, Broker UBS AG(p)	634,203
15,743	S&P 500 Index, One purchased call strike $1,619.75, One written put strike $1,476.83, Expires 12/20/13, Broker JPMorgan Chase Bank	2,146,170
3,086	S&P 500 Index, One purchased call strike $1,620.22, One written call strike $1,798.45, One written put strike $1,620.22 with a barrier level strike of $1,198.97, Expires 09/19/14, Broker Credit Suisse Group AG	225,284

73

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
12,319	S&P 500 Index, One purchased call strike $1,623.45, One written call strike $1,834.4985, One written put strike $1,623.45 with a barrier level strike of $1,201.353, Expires 10/17/14, Broker JPMorgan Chase Bank	$910,341
31,075	S&P 500 Index, One purchased call strike $1,625.09, One written put strike $1,464.19, Expires 12/20/13, Broker Goldman Sachs Group, Inc.	4,067,721
5,045	S&P 500 Index, One purchased call strike $1,625.4195, Expires 12/20/13, One written put strike $47.88 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $30.6432 (104,428 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	525,827
6,201	S&P 500 Index, One purchased call strike $1,628.88, One written put strike $1,499.86 with a barrier level strike of $1,370.84, Expires 12/20/13, Broker UBS AG	788,108
9,186	S&P 500 Index, One purchased call strike $1,632.87, One written call strike $1,894.1292, One written put strike $1,632.87 with a barrier level strike of $1,208.324, Expires 10/17/14, Broker JPMorgan Chase Bank	801,473
3,054	S&P 500 Index, One purchased call strike $1,637.2681, One written call strike $1,882.8583, One written put strike $1,637.2681 with a barrier level strike of $1,146.0877, Expires 02/20/15, Broker Goldman Sachs Group, Inc.	198,512
4,878	S&P 500 Index, One purchased call strike $1,640.00, Expires 12/20/13, One written put strike $47.71 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $29.58 (104,800 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	462,268
Contracts/ Notional Amount ($)		Value
9,143	S&P 500 Index, One purchased call strike $1,640.70, One written call strike $1,870.40, One written put strike $1,640.70 with a barrier level strike of $1,197.711, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	$636,027
12,148	S&P 500 Index, One purchased call strike $1,646.55, One written call strike $1,844.136 (6,074 contracts), One written put strike $53.4765 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.1975 (196,348 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.(p)	750,674
12,091	S&P 500 Index, One purchased call strike $1,654.16, One written call strike $1,918.82, One written put strike $1,654.16 with a barrier level strike of $1,273.70, Expires 11/21/14, Broker Credit Suisse Group AG	828,795
6,044	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,869.811, One written put strike $1,654.70 with a barrier level strike of $1,207.931, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	390,372
12,087	S&P 500 Index, One purchased call strike $1,654.70, One written call strike $1,886.358, One written put strike $1,654.70 with a barrier level strike of $1,257.572, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	679,655
9,057	S&P 500 Index, One purchased call strike $1,656.24, One written call strike $1,854.99 (6,038 contracts), One written put strike $33.60 on SPDR S&P Homebuilders ETF with a barrier level strike of $22.40 (312,500 contracts), Expires 07/18/14, Broker UBS AG(p)	317,748

74

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
9,056	S&P 500 Index, One purchased call strike $1,656.375, One written call strike $1,855.14 (6,037 contracts), One written put strike $33.6205 (312,310 contracts) on SPDR S&P Homebuilders ETF with a barrier level strike of $22.414, Expires 07/18/14, Broker JPMorgan Chase Bank(p)	$381,604
18,106	S&P 500 Index, One purchased call strike $1,657.00, One written call strike $1,855.84 (9,053 contracts), One written put strike $54.348 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $38.82 (289,800 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.(p)	862,767
3,016	S&P 500 Index, One purchased call strike $1,657.56, One written call strike $1,873.04, One written put strike $1,657.56 with a barrier level strike of $1,210.02, Expires 10/17/14, Broker UBS AG	174,484
18,097	S&P 500 Index, One purchased call strike $1,657.7316, One written call strike $1,856.6594 (12,065 contracts), One written put strike $53.6198 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $35.7466 (391,646 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(p)	776,726
$14,999,996	S&P 500 Index, One purchased call strike $1,671.40 with a barrier level strike of $1,303.692, One written put strike $95.43 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $94.4757, Expires 12/20/13, Broker JPMorgan Chase Bank	293,724
9,016	S&P 500 Index, One purchased call strike $1,680.29, One written put strike $1,547.19, Expires 02/21/14, Broker Citibank N.A.	771,484
Contracts/ Notional Amount ($)		Value
4,447	S&P 500 Index, One purchased call strike $1,686.50, Expires 02/21/14, One written put strike $44.80 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $27.776 (167,411 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	$282,306
4,435	S&P 500 Index, One purchased call strike $1,690.95, Expires 01/17/14, One written put strike $45.80 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.396 (163,755 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	211,942
5,901	S&P 500 Index, One purchased call strike $1,694.70, Expires 01/17/14, One written put strike $48.57 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $31.082 (205,888 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	120,406
8,846	S&P 500 Index, One purchased call strike $1,695.90, Expires 01/17/14, One written put strike $48.70 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $31.168 (308,007 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	156,997
14,689	S&P 500 Index, One purchased call strike $1,701.98, One written put strike $1,059.8375 on Russell 2000 Index with a barrier level strike of $911.46 (23,589 contracts), Expires 04/17/14, Broker JPMorgan Chase Bank(p)	788,615
22,902	S&P 500 Index, One purchased call strike $1,742.23, One written call strike $1,829.34, One written put strike $1,742.23 with a barrier level strike of $1,568.01 (17,219 contracts), Expires 04/17/14, Broker Credit Suisse Group AG(p)	240,255

75

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
25,982	S&P 500 Index, One purchased call strike $1,743.54, One written call strike $1,830.717, One written put strike $1,743.54 with a barrier level strike of $1,569.186 (17,206 contracts), Expires 05/16/14, Broker JPMorgan Chase Bank(p)	$126,469
22,931	S&P 500 Index, One purchased call strike $1,744.3325, Expires 01/17/14, One written put strike $48.25 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $33.775 (414,508 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc. Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	79,521
$8,050,000	S&P 500 Index, One purchased call strike $1,745.7454, One written call strike $1,833.0327, One written put strike $1,745.7454 with a barrier level strike of $1,588.6283 ($5,000,000 notional amount), Expires 05/16/14, Broker Citibank N.A.(o)	15,997
10,774	S&P 500 Index, One purchased call strike $1,763.53, One written call strike $1,869.34, One written put strike $1,763.53 with a barrier level strike of $1,587.18 (5,670 contracts), Expires 07/18/14, Broker Credit Suisse Group AG (p)	65,559
5,947	S&P 500 Index, One purchased call strike at $1,681.50, Expires 02/21/14, One written put strike $45.9757 on WisdomTree Japan Hedged Equity Fund with a barrier level strike at $28.5049 (217,506 contracts), Expires 10/17/14, Broker Citigroup, Inc.(p)	323,289
Contracts/ Notional Amount ($)		Value
66,845	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $149.60, One written call strike $103.89 on iShares Barclays 20+ Year Treasury Bond ETF (66,845 contracts), One written put strike $103.89 with a barrier level strike of $88.31 on iShares Barclays 20+ Year Treasury Bond ETF (96,256 contracts), Expires 12/20/13, Broker UBS AG(p)	$411,369
131,571	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $152.01, One written put strike $90.70 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $79.816 (220,507 contracts), Expires 12/20/13, Broker Goldman Sachs Group, Inc.(p)	536,201
32,795	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $152.46, One purchased put strike $152.46, One written put strike $91.0135 on iShares iBoxx High Yield Corporate Bond ETF with a barrier level strike of $77.361 (109,874 contracts), Expires 06/20/14, Broker JPMorgan Chase & Co.(p)	177,366
32,723	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $152.80, Expires 12/20/13, One written put strike $47.98 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $28.788 (104,210 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	23,950
64,927	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $154.02, One written put strike $221.8135 (45,083 contracts) on SPDR S&P MidCap 400 ETF Trust with a barrier level strike of $186.989, Expires 04/08/14, Broker JPMorgan Chase & Co.(p)	165,751

76

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
323,394	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $154.61, One written put strike $143.785, Expires 02/21/14, Broker Goldman Sachs Group, Inc.	$786,702
32,268	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $154.95, Expires 01/17/14, One written put strike $48.83 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $29.29 (102,396 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	(25,617)
$15,000,000	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $155.5856, Expires 01/17/14, One written put strike $47.1062 on WisdomTree Japan Hedged Equity Fund with a barrier level strike of $29.21, Expires 11/21/14, Broker Citibank N.A.	(214,011)
121,113	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike $155.805, One written call strike $160.3875, One written put strike $37.59 on iShares MSCI Emerging Markets Index Fund with a barrier level strike of $31.95 (133,014 contracts), Expires 01/06/14, Broker Goldman Sachs Group, Inc.(p)	183,022
215,301	SPDR S&P Dividend ETF , One purchased call strike $69.67, One written call strike $1,857.8622 on S&P 500 Index (6,030 contracts), One written put strike $63.5775 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $39.3575, Expires 06/30/14, Broker Goldman Sachs Group, Inc. with a barrier level strike of $39.3575 (165,153 contracts), Expires 06/30/14, Broker Goldman Sachs Group, Inc.(p)	469,636
Contracts/ Notional Amount ($)		Value
317,619	SPDR S&P Dividend ETF , One purchased call strike $69.895, One written call strike $1,780.2069 on S&P Index (6,011 contracts), One written put strike $64.1729 on SPDR S&P Oil & Gas Exploration & Production ETF with a barrier level strike of $42.7819, with a barrier level strike of $42.7819 (163,621 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.(p)	$544,402
331,658	SPDR S&P Homebuilders ETF, One purchased call strike $30.1515, One written call strike $34.0712, One written put strike $30.1515 with a barrier level strike of $21.7091, Expires 07/18/14, Broker Citigroup, Inc.	44,651
617,431	SPDR S&P Homebuilders ETF, One purchased call strike $32.3923, One written call strike $35.6315, One written put strike $32.3923 with a barrier level strike of $19.4354, Expires 01/16/15, Broker Citigroup, Inc.	(1,026,929)
359,998	SPDR S&P Homebuilders ETF, One purchased call strike $27.7779, One written call strike $33.3335, One written put strike $27.7779 with a barrier level strike of $19.4450, Expires 06/20/14, Broker JPMorgan Chase Bank	723,637
214,225	SPDR S&P Homebuilders ETF, One purchased call strike $23.34, One written call strike $29.175, One written put strike $23.34 with a barrier level strike of $15.171, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,094,460
319,435	SPDR S&P Homebuilders ETF, One purchased call strike $23.479, One written call strike $29.35, One written put strike $23.479 with a barrier level strike of $15.26, Expires 01/17/14, Broker Goldman Sachs Group, Inc.	1,625,857

77

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
384,008	SPDR S&P Homebuilders ETF, One purchased call strike $26.0411, One written call strike $31.2493, One written put strike $26.0411 with a barrier level strike of $15.6247, Expires 02/21/14, Broker Citigroup, Inc.	$1,349,370
8,966	TOPIX 100 Index, One purchased call strike $1,115.29, One written call strike $1,260.28, One written put strike $934.20 on Russell 2000 Index with a barrier level strike of $700.65 (10,704 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.	450,744
8,868	TOPIX 100 Index, One purchased call strike $1,127.60, One written call strike $1,296.74, One written put strike $1,570.70 on S&P 500 Index with a barrier level strike of $1,178.025 (6,367 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(p)	512,334
17,540	TOPIX 100 Index, One purchased call strike $1,140.26, One written call strike $1,311.299, One written put strike $949.35 on Russell 2000 Index with a barrier level strike of $712.00 (21,067 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(p)	840,408
13,055	TOPIX 100 Index, One purchased call strike $1,148.97, One written call strike $1,321.32, One written put strike $1,563.83 on S&P 500 Index with a barrier level strike of $1,172.87 (9,592 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	632,796
8,696	TOPIX 100 Index, One purchased call strike $1,150.00, One written call strike $1,357.00, One written put strike $1,581.18 on S&P 500 Index with a barrier level strike of $1,185.85 (6,325 contracts), Expires 09/19/14, Broker Goldman Sachs Group, Inc.(p)	479,999
Contracts/ Notional Amount ($)		Value
8,416	TOPIX 100 Index, One purchased call strike $1,188.34, One written call strike $1,427.00, One written put strike $980.30 on Russell 2000 Index with a barrier level strike of $725.422 (10,201 contracts), Expires 07/18/14, Broker Goldman Sachs Group, Inc.(p)	$353,338
11,952	TOPIX 100 Index, One purchased call strike $1,255.00, One written call strike $1,568.75, One written put strike $986.55 on Russell 2000 Index with a barrier level strike of $739.9125 (15,205 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	126,874
7,727	TOPIX 100 Index, One purchased call strike $1,294.17, One written call strike $1,514.18, One written put strike $907.50 on Russell 2000 Index with a barrier level strike of $630.712 (11,019 contracts), Expires 08/15/14, Broker Goldman Sachs Group, Inc.(p)	644,112
10,661	TOPIX 100 Index, One purchased call strike $1,407.00, One written call strike $1,688.40, One written put strike $988.15 on Russell 2000 Index with a barrier level strike of $741.00 (15,180 contracts), Expires 10/17/14, Broker Goldman Sachs Group, Inc.(p)	271,331
6,495	TOPIX Index, One purchased call strike $1,010.52, One written call strike $1,162.10, One written put strike $1,539.75 on S&P 500 Index with a barrier level strike of $1,154.81, Expires 06/20/14, Broker UBS AG	1,049,499
$10,000,000	TOPIX Index, One purchased call strike $1,080.30, One written call strike $1,242.345, One written put strike $1,558.85 on S&P 500 Index with a barrier level strike of $1,200.315, Expires 07/11/14, Broker JPMorgan Chase Bank	697,025

78

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
6,332	TOPIX Index, One purchased call strike $1,359.60, One written call strike $1,563.54, One written put strike $1,579.31 on S&P 500 Index with a barrier level strike of $1,184.48, Expires 09/19/14, Broker UBS AG	$382,479
188,929	Vanguard FTSE Europe ETF, One purchased call strike $53.46, One written put strike $49.23, Expires 01/17/14, Broker Citibank N.A.	632,846
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.9039, One written call strike $63.6066, One written put strike $53.9039 with a barrier level strike of $37.7327, Expires 02/20/15, Broker Citibank N.A.	350,929
$5,000,000	Vanguard FTSE Europe ETF, One purchased call strike $53.963, One written call strike $62.5971, One written put strike $53.963 with a barrier level strike of $37.7741, Expires 12/19/14, Broker Citibank N.A.	135,899
$15,000,000	Vanguard FTSE Europe ETF, One purchased call strike $54.5083, One written call strike $62.6846, One written put strike $54.5083 with a barrier level strike of $39.246, Expires 12/19/14, Broker Citibank N.A.	318,627
360,234	Vanguard FTSE Europe ETF, One purchased call strike $55.5194, One written call strike $63.8473, One written put strike $55.5194 with a barrier level strike of $38.864, Expires 01/16/15, Broker JPMorgan Chase Bank	(77,176)
178,432	Vanguard FTSE Europe ETF, One purchased call strike $56.0437, One written call strike $65.5711, One written put strike $56.0437 with a barrier level strike of $39.791, Expires 03/20/15, Broker Goldman Sachs Group, Inc.	52,671
Contracts/ Notional Amount ($)		Value
231,433	Vanguard FTSE Europe ETF, One purchased call strike $58.51, One written call strike $61.95, One written put strike $57.36 with a barrier level strike of $51.62 (130,753 contracts), Expires 05/16/14, Broker Credit Suisse Group AG (p)	$(54,723)
221,603	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.1258, One written call strike $52.3459, One written put strike $45.1258 with a barrier level strike of $27.978, Expires 11/21/14, Broker Goldman Sachs Group, Inc.	430,605
218,293	WisdomTree Japan Hedged Equity Fund, One purchased call strike $45.81, One written call strike $53.1396, One written put strike $45.81 with a barrier level strike of $32.067, Expires 12/19/14, Broker Goldman Sachs Group, Inc.	188,226
106,193	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.084, One written call strike $54.1466, One written put strike $47.084 with a barrier level strike of $31.546, Expires 03/20/15, Broker JPMorgan Chase Bank	(33,236)
210,128	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.59, One written call strike $55.68, One written put strike $47.59 with a barrier level strike of $32.36, Expires 01/16/15, Broker UBS AG	(39,162)
209,461	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.7416, One written call strike $55.3803, One written put strike $47.7416 with a barrier level strike of $32.942, Expires 02/20/15, Broker JPMorgan Chase Bank	(126,736)

79

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Contracts/ Notional Amount ($)		Value
208,943	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.86, One written call strike $56.47, One written put strike $47.86 with a barrier level strike of $33.50, Expires 03/20/15, Broker UBS AG	$(225,065)
104,232	WisdomTree Japan Hedged Equity Fund, One purchased call strike $47.97, One written call strike $56.12, One written put strike $47.97 with a barrier level strike of $32.62, Expires 07/18/14, Broker UBS AG	56,767
204,583	WisdomTree Japan Hedged Equity Fund, One purchased call strike $48.88, One written call strike $57.68, One written put strike $48.88 with a barrier level strike of $35.19, Expires 02/20/15, Broker UBS AG	(425,948)
203,253	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.20, One written call strike $57.564, One written put strike $49.20 with a barrier level strike of $36.408, Expires 10/17/14, Broker Goldman Sachs Group, Inc.	(253,161)
302,115	WisdomTree Japan Hedged Equity Fund, One purchased call strike $49.65, One written call strike $59.58, One written put strike $49.65 with a barrier level strike of $34.76, Expires 10/17/14, Broker UBS AG	(269,643)
198,137	WisdomTree Japan Hedged Equity Fund, One purchased call strike $50.47, One written call strike $63.09, One written put strike $50.47 with a barrier level strike of $37.85, Expires 11/21/14, Broker UBS AG	(441,378)
Total Structured Options (Premiums received $(26,377,607))		105,267,092

FUTURES CONTRACTS: LONG POSITION
Contracts		Unrealized Depreciation
280	Intercontinental Exchange Crude Oil, December 2013	$(1,069,874)

Cash collateral of $3,080 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 47.6991 including dividends and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 47.6991 and receiving a floating amount based on 1-month LIBOR, expiring 06/03/14 (Underlying notional amount $20,033,622) (Cost $12,600)	$74,725
Equity swap with UBS AG receiving variance of the S&P 500 Index over the target volatility of 28.60 and paying variance of the S&P 500 Index under the target volatility of 28.60, expiring 12/18/15 (Underlying notional amount $500,000)	(4,361,744)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.35% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.35%, expiring 03/12/14, (Underlying Vega amount $250,000)	(151,406)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.35% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.35%, expiring 03/20/14, (Underlying Vega amount $250,000)	(124,831)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.55% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.55%, expiring 02/20/14, (Underlying Vega amount $250,000)	(244,693)

80

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Unrealized Appreciation/ (Depreciation)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.75% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.75%, expiring 02/17/14, (Underlying Vega amount $500,000)	$(593,314)
Volatility swap with JPMorgan Chase & Co. receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.80% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.80%, expiring 02/17/14, (Underlying Vega amount $250,000)	412,869
Volatility swap with UBS AG receiving an amount if the volatility of USD/EUR foreign exchange rate is over 8.60% and paying an amount if the volatility of USD/EUR foreign exchange rate is under 8.60%, expiring 02/17/14, (Underlying Vega amount $250,000)	(415,148)
$(5,403,545)

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (WRITTEN)
Correlation swap with BNP Paribas SA paying an amount if the realized correlation ratio is over 51% and receiving an amount if the realized correlation ratio is under 51%, expiring 12/13/13 (Underlying notional amount JPY 4,625,000)(c)	$(880,134)
Dividend swap with BNP Paribas SA receiving a payment if the dividends on the stocks in the STOXX50E Index are over the target value of 139 Euro and paying a payment if the dividends on the stocks in the STOXX50E Index are under the target value of 139 Euro, expiring 12/18/15 (Underlying notional amount Euro 100,000)(c)	(4,150,411)
Unrealized Appreciation/ (Depreciation)
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 44.1882 including dividends and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 44.1882 and receiving a floating amount based on 1-month LIBOR, expiring 06/01/14 (Underlying notional amount $15,068,176) (Cost $10,230)	$60,669
Equity swap with Goldman Sachs Group, Inc. paying total return of the WisdomTree Japan Hedged Equity Fund over the initial equity level of 44.9581 and receiving total return of the WisdomTree Japan Hedged Equity Fund under the initial equity level of 44.9581, expiring 06/03/14 (Underlying notional amount $15,038,484)	59,513
Equity swap with JPMorgan Chase Bank paying total return of the iShares MSCI South Korea Capped ETF over the initial equity level of 64.1129 and receiving a variable payment based on 1-month LIBOR, expiring 02/05/14 (Underlying notional amount $14,996,520)	0
Interest rate swap with JPMorgan Chase & Co. receiving a fixed rate of 3.018% and paying a floating rate based on 3-month LIBOR, expiring 08/22/23 (Underlying notional amount $15,940,000)	(314,690)
Interest rate swap with JPMorgan Chase & Co. receiving a fixed rate of 3.848% and paying a floating rate based on 3-month LIBOR, expiring 08/22/43 (Underlying notional amount $9,110,000)	(232,637)
Variance swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/18/15 (Underlying Vega amount $500,000)	5,632,737

81

Old Westbury Funds, Inc.
Global Opportunities Fund
Portfolio of Investments - (Continued)	October 31, 2013

Unrealized Appreciation/ (Depreciation)
Variance swap with JPMorgan Chase & Co. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05, expiring 12/20/19 (Underlying Vega notional amount $500,000)	$4,094,647
$4,269,694

At October 31, 2013, the Global Opportunities Fund held investments in restricted securities with a fair value of $3,600,000 or 0.06% of net assets, as follows:

Acquisition Cost	Issuer	Acquisition Date	10/31/13 Carrying Value Per Unit
$12,125,000	ShengdaTech, Inc., Cnv.(b)(c)(d)(f)(i)	01/19/11	$30.00

(a)	Cost for federal income tax purposes is $5,479,084,970 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$294,385,297
Unrealized depreciation	(81,661,611)
Net unrealized appreciation	$212,723,686

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $115,797,659 or 2.02% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (f) below) that amount to $24,143,529 or 0.42% of net assets.
(d)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $13,011,017, which is 0.23% of net assets.
(e)	Variable rate security. Rate shown is the rate as of October 31, 2013.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $341,842,424, which is 5.96% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) above.
(g)	Issuer filed for bankruptcy and/or is in default of interest payments.
(h)	Principal amount denoted in Singapore Dollars.
(i)	Zero coupon bond. The rate represents the yield at time of purchase.
(j)	Investment in non-U.S. Dollars. Principal amount reflects
local currency.
(k)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(l)	The rate represents the annualized yield at time of purchase.
(m)	Rate shown represents current yield at October 31, 2013.
(n)	Security offered and sold outside of the United States, and this is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(o)	Notional Amount is shown parenthetically for any leg of Structured Option which has a different notional amount than the amount shown under Notional Amount column.
(p)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.

ADR — American Depositary Receipt

Cnv. — Convertible

EUR — Euro

FOR — Foreign Ownership Restrictions

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	2.2%
Banks	1.2%
Collateralized Mortgage Obligations	12.4%
Commercial Mortgage-Backed Securities	0.4%
Consumer Discretionary	5.4%
Consumer Staples	2.7%
Diversified Financials	1.7%
Energy	2.8%
Government Bonds	9.7%
Health Care	5.3%
Industrials	3.9%
Information Technology	4.7%
Insurance	1.9%
Materials	2.5%
Real Estate	1.3%
Telecommunication Services	1.6%
U.S. Government Agencies and Securities	34.9%
Utilities	0.4%
Other*	5.0%
100.0%

*	Includes cash and equivalents, exchange traded funds, options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

82

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments	October 31, 2013

Shares		Value
COMMON STOCKS — 37.8%
AUSTRALIA — 2.1%
Materials — 2.1%
525,000	Rio Tinto Ltd.	$31,752,179
CANADA — 0.5%
Energy — 0.5%
1,150,000	Athabasca Oil Corp.(b)	7,169,232
NETHERLANDS — 3.5%
Materials — 3.5%
690,000	LyondellBasell Industries NV - Class A	51,474,000
UNITED KINGDOM — 2.0%
Energy — 2.0%
2,000,000	Tullow Oil Plc	30,224,316
UNITED STATES — 29.7%
Consumer Discretionary — 3.9%
1,750,000	Toll Brothers, Inc.(b)	57,540,000
Consumer Staples — 3.9%
2,075,000	Tyson Foods, Inc. - Class A	57,415,250
Energy — 11.0%
180,000	Anadarko Petroleum Corp.	17,152,200
390,000	Chevron Corp.	46,784,400
412,000	Exxon Mobil Corp.	36,923,440
316,438	Goodrich Petroleum Corp.(b)	7,401,485
725,000	Range Resources Corp.	54,889,750
		163,151,275
Materials — 4.9%
436,750	Dow Chemical Co. (The)	17,238,523
530,000	Monsanto Co.	55,586,400
		72,824,923
Real Estate — 6.0%
600,000	Rayonier, Inc., REIT	28,212,000
650,000	St. Joe Co. (The)(b)(c)	12,135,500
1,630,000	Weyerhaeuser Co., REIT	49,552,000
		89,899,500
		440,830,948
Total Common Stocks (Cost $550,398,055)		561,450,675

Number of Coins
COLLECTIBLE COINS — 2.4%
UNITED STATES — 2.4%
41	Various Collectible Coins and Sets of Coins(c)	34,925,700
Total Collectible Coins (Cost $32,684,721)		34,925,700
Fine Troy Ounces		Value
COMMODITIES — 8.7%
UNITED STATES — 8.7%
97,696	Gold Bullion	$129,261,740
Total Commodities (Cost $107,380,573)		129,261,740

Contracts
CALL OPTIONS PURCHASED — 0.1%
Commodities — 0.1%
500	COMEX Gold Futures, Strike $1,450.00, Expiring 03/26/14	1,020,000
Total Call Options Purchased (Cost $1,279,500)		1,020,000
PUT OPTIONS PURCHASED — 0.0%
Commodities — 0.0%
380	COMEX Gold Futures, Strike $1,250.00, Expiring 11/25/13	224,200
Total Put Options Purchased (Cost $1,048,420)		224,200

Principal Amount		Value
ASSET-BACKED SECURITIES — 8.3%
UNITED STATES — 8.3%
$8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A1AR, 1.49%, 08/27/46(d)	7,440,000
8,000,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A3AR, 1.33%, 08/27/46(d)	7,440,000
9,450,000	SLM Student Loan Trust, Series 2002-7, Class A10, 2.67%, 03/15/28(d)	9,450,000
9,800,000	SLM Student Loan Trust, Series 2002-7, Class A11, 2.67%, 03/15/28(d)	9,800,000
2,650,000	SLM Student Loan Trust, Series 2002-7, Class A6, 2.67%, 03/15/28(d)	2,650,000
9,950,000	SLM Student Loan Trust, Series 2002-7, Class A7, 2.65%, 03/15/28(d)	9,950,000
11,650,000	SLM Student Loan Trust, Series 2002-7, Class A8, 2.66%, 03/15/28(d)	11,650,000
5,800,000	SLM Student Loan Trust, Series 2002-7, Class A9, 2.67%, 03/15/28(d)	5,800,000
3,350,000	SLM Student Loan Trust, Series 2003-2, Class A6, 2.67%, 09/15/28(d)	3,350,000
21,850,000	SLM Student Loan Trust, Series 2003-2, Class A7, 2.66%, 09/15/28(d)	21,850,000
9,000,000	SLM Student Loan Trust, Series 2003-2, Class A8, 2.67%, 09/15/28(d)	9,000,000

83

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
UNITED STATES (continued)
$21,550,000	SLM Student Loan Trust, Series 2003-2, Class A9, 2.67%, 09/15/28(d)	$21,550,000
4,000,000	SLM Student Loan Trust, Series 2003-5, Class A9, 2.65%, 06/17/30(d)	3,960,000
Total Asset-Backed Securities (Cost $119,683,839)		123,890,000
U.S. GOVERNMENT AGENCIES — 36.5%
Federal Home Loan Bank — 36.2%
4,000,000	0.03%, 11/08/13(e)	3,999,977
30,000,000	0.03%, 11/15/13(e)	29,999,708
3,000,000	0.02%, 11/19/13(e)	2,999,970
3,525,000	0.01%, 11/27/13(e)	3,524,974
9,100,000	0.03%, 11/27/13(e)	9,099,803
20,000,000	0.01%, 12/02/13(e)	19,999,828
600,000	0.02%, 12/02/13(e)	599,990
109,000,000	0.04%, 12/13/13(e)	108,994,913
19,900,000	0.06%, 12/13/13(e)	19,898,723
10,000,000	0.04%, 12/16/13(e)	9,999,500
10,000,000	0.01%, 12/16/13(e)	9,999,875
27,000,000	0.03%, 12/18/13(e)	26,999,119
27,000,000	0.01%, 12/20/13(e)	26,999,632
21,000,000	0.01%, 01/03/14(e)	20,998,908
32,000,000	0.03%, 01/07/14(e)	31,998,208
61,000,000	0.01%, 01/08/14(e)	60,996,523
10,000,000	0.02%, 01/17/14(e)	9,999,360
12,000,000	0.02%, 01/21/14(e)	11,999,184
13,000,000	0.02%, 02/03/14(e)	12,998,648
75,000,000	0.15%, 02/12/14(e)	74,991,450
12,000,000	0.15%, 02/14/14(e)	11,998,596
13,000,000	0.03%, 02/18/14(e)	12,998,427
10,000,000	0.07%, 02/21/14(e)	9,998,760
5,000,000	0.16%, 03/03/14(e)	4,999,155
		537,093,231
Freddie Mac — 0.3%
5,000,000	0.02%, 11/25/13(e)	4,999,950
Total U.S. Government Agencies (Cost $542,068,835)		542,093,181
U.S. GOVERNMENT SECURITIES — 4.2%
U.S. Treasury Bills — 4.2%
39,000,000	0.02%, 11/07/13(e)	38,999,903
2,000,000	0.05%, 11/29/13(e)	1,999,922
22,000,000	0.02%, 02/06/14(e)	21,997,338
Total U.S. Government Securities (Cost $62,998,817)		62,997,163
Shares		Value
CASH SWEEP — 0.4%
5,165,692	Citibank - US Dollars on Deposit in Custody Account, 0.02%(f)	$5,165,692
Total Cash Sweep (Cost $5,165,692)		5,165,692
TOTAL INVESTMENTS — 98.4% (Cost $1,422,708,452)(a)		1,461,028,351
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		23,080,330
NET ASSETS — 100.0%		$1,484,108,681

Contracts
CALL OPTIONS WRITTEN — (0.2)%
Commodities — (0.2)%
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 01/26/18	(277,950)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 02/23/18	(263,325)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 03/26/18	(206,400)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 04/25/18	(212,925)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 05/25/18	(222,075)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 06/26/18	(233,175)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 07/26/18	(241,050)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 08/28/18	(244,875)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 09/25/18	(255,900)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 10/26/18	(287,400)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 11/27/18	(347,850)
(75)	New York Mercantile Exchange Natural Gas Futures, Strike $5.50, Expiring 12/26/17	(279,375)
Total Call Options Written (Premiums received $(3,486,870))		(3,072,300)

84

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2013

Contracts		Value
PUT OPTIONS WRITTEN — (0.5)%
Commodities — (0.5)%
(1,000)	New York Mercantile Exchange Natural Gas Futures, Strike $4.20, Expiring 12/26/13	$(5,716,000)
(500)	COMEX Gold Futures, Strike $1,150.00, Expiring 03/26/14	(805,000)
(900)	London Metal Exchange Nickel Futures, Strike $13,000.00, Expiring 01/02/14	(421,578)
Total Put Options Written (Premiums received $(5,253,172))		$(6,942,578)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation/ (Depreciation)
94	Chicago Mercantile Exchange Lean Hogs, December 2013	$326,180
400	COMEX Silver, December 2013	(1,556,198)
318	Intercontinental Exchange Coffee, December 2013	(3,722,150)
1830	Intercontinental Exchange Crude Oil, December 2013	1,762,380
260	London Metal Exchange Copper, December 2013	89,575
450	London Metal Exchange Lead, December 2013	1,077,288
300	London Metal Exchange Nickel, December 2013	847,920
830	London Metal Exchange Zinc, December 2013	1,233,063
200	New York Mercantile Exchange Crude Oil, December 2013	(617,780)
450	New York Mercantile Exchange Palladium, December 2013	(543,175)
200	London Metal Exchange Nickel, January 2014	846,600
1,330	New York Mercantile Exchange Natural Gas, January 2014	(2,243,647)
1,090	New York Mercantile Exchange Platinum, January 2014	354,925
150	New York Mercantile Exchange Natural Gas, April 2014	(919,500)
150	New York Mercantile Exchange Natural Gas, May 2014	(880,500)
150	New York Mercantile Exchange Natural Gas, June 2014	(826,500)
150	New York Mercantile Exchange Natural Gas, July 2014	(771,000)
150	New York Mercantile Exchange Natural Gas, August 2014	(750,000)
430	Intercontinental Exchange Crude Oil, December 2014	1,778,931
75	New York Mercantile Exchange Natural Gas, January 2018(c)	(99,000)
75	New York Mercantile Exchange Natural Gas, February 2018(c)	(114,000)

FUTURES CONTRACTS: LONG POSITIONS (Concluded)

Contracts		Unrealized Appreciation/ (Depreciation)
75	New York Mercantile Exchange Natural Gas, March 2018(c)	$(166,500)
75	New York Mercantile Exchange Natural Gas, April 2018(c)	(357,750)
75	New York Mercantile Exchange Natural Gas, May 2018(c)	(348,000)
75	New York Mercantile Exchange Natural Gas, June 2018(c)	(330,000)
75	New York Mercantile Exchange Natural Gas, July 2018(c)	(306,000)
75	New York Mercantile Exchange Natural Gas, August 2018(c)	(292,500)
75	New York Mercantile Exchange Natural Gas, September 2018(c)	(292,500)
75	New York Mercantile Exchange Natural Gas, October 2018(c)	(267,750)
75	New York Mercantile Exchange Natural Gas, November 2018(c)	(185,250)
75	New York Mercantile Exchange Natural Gas, December 2018(c)	(32,250)
	Net unrealized depreciation	$(7,305,088)

Net cash collateral of $49,059,988 for the open futures contracts is reflected in segregated cash for futures contracts in the Statements of Assets and Liabilities.

Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS (PURCHASED)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/14 (Underlying notional amount $1,053,500)(c)	$(366,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 01/31/15 (Underlying notional amount $3,531,510)(c)	38,490

85

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2013

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/14 (Underlying notional amount $1,053,500)(c)	$(366,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 02/28/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/14 (Underlying notional amount $1,053,500)(c)	(366,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 03/31/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/14 (Underlying notional amount $1,053,500)(c)	(177,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 04/30/15 (Underlying notional amount $3,531,510)(c)	38,490
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/14 (Underlying notional amount $1,053,500)(c)	$(177,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 05/31/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/14 (Underlying notional amount $1,053,500)(c)	(177,500)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 06/30/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/14 (Underlying notional amount $2,216,000)(c)	(8,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 07/31/15 (Underlying notional amount $3,531,510)(c)	38,490

86

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2013

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/14 (Underlying notional amount $2,216,000)(c)	$(8,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 08/31/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/14 (Underlying notional amount $2,216,000)(c)	(8,000)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 09/30/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/14 (Underlying notional amount $2,216,000)(c)	652,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 10/31/15 (Underlying notional amount $3,531,510)(c)	38,490
Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/13 (Underlying notional amount $5,389,250)(c)	$580,750
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/14 (Underlying notional amount $2,216,000)(c)	652,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 11/30/15 (Underlying notional amount $3,531,510)(c)	38,490
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/13 (Underlying notional amount $5,389,250)(c)	280,750
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/14 (Underlying notional amount $2,216,000)(c)	652,000
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Capesize Freight Index (“BCI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BCI Routes published by the Baltic Exchange, expiring 12/31/15 (Underlying notional amount $3,531,510)(c)	38,490

87

Old Westbury Funds, Inc.
Real Return Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2013

Unrealized Appreciation/ (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 11/30/13 (Underlying notional amount $4,683,760)(c)	$(492,760)
Commodity Index Swap Agreement with Cargill, Inc. based on the Baltic Panamax Freight Index (“BPI”) paying a fixed amount per day and receiving the arithmetic average of the rates for BPI Routes published by the Baltic Exchange, expiring 12/31/13 (Underlying notional amount $4,683,760)(c)	(1,185,760)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Board of Trade (“CBOT”) Corn Index, paying a fixed amount per bushel and receiving the closing settlement price of CBOT December 2013 Corn Futures contracts on the termination date, expiring 11/25/13 (Underlying notional amount $49,348,784)	(1,192,071)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 27,992,970)	(15,149,788)
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, paying a fixed amount per pound and receiving the closing settlement price of ICE May 2014 Cotton Futures contracts on the termination date, expiring 04/21/14 (Underlying notional amount $27,660,050)	(1,615,910)
$(18,012,909)

Unrealized Appreciation
SWAP AGREEMENTS (WRITTEN)
Commodity Index Swap Agreement with Cargill, Inc. based on the European Climate Exchange (ECX) European Union Allowances Futures (EUA) paying a fixed amount per Metric Ton and receiving the closing settlement price of ECX December 2013 EUA Futures contracts on the termination date, expiring 12/16/13 (Underlying notional amount Euro 25,691,203)	$12,024,552
Commodity Index Swap Agreement with Cargill, Inc. based on the Intercontinental Exchange, Inc. (“ICE”) Cotton Index, receiving a fixed amount per pound and paying the closing settlement price of ICE March 2014 Cotton Futures contracts on the termination date, expiring 02/19/14 (Underlying notional amount $27,488,117)	1,668,917
$13,693,469

(a)	Cost for federal income tax purposes is $1,728,633,512 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$37,943,729
Unrealized depreciation	(324,355,346)
Net unrealized depreciation	$(286,411,617)

(b)	Non-income producing security.
(c)	This security is considered either fully or partially illiquid. These securities, or portions thereof have a value of $161,051,863 or 10.85% of net assets.
(d)	Variable rate security. Rate shown is the rate as of October 31, 2013.
(e)	The rate represents the annualized yield at time of purchase.
(f)	Rate shown represents current yield at October 31, 2013.

REIT — Real Estate Investment Trust

88

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2013

Principal Amount		Value
CORPORATE BONDS — 52.3%
Banks — 17.2%
$1,000,000	Australia & New Zealand Banking Group Ltd., 0.90%, 02/12/16	$1,001,400
3,800,000	Bank of America Corp., 4.50%, 04/01/15	3,987,484
3,000,000	Bank of Montreal, 2.63%, 01/25/16(b)	3,131,700
12,000,000	Bank of New York Mellon Corp. (The) MTN, 0.49%, 03/04/16(c)	11,980,728
3,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.55%, 09/09/16(b)	3,025,170
1,000,000	Canadian Imperial Bank of Commerce Canada, 2.60%, 07/02/15(b)	1,035,100
10,500,000	Citigroup, Inc., 1.04%, 04/01/16(c)	10,540,530
2,000,000	Commonwealth Bank of Australia, 2.70%, 11/25/14(b)	2,050,920
5,000,000	Commonwealth Bank of Australia, 3.25%, 03/17/16(b)	5,271,500
2,000,000	Commonwealth Bank of Australia, 2.25%, 03/16/17(b)	2,065,922
2,340,000	Credit Suisse New York MTN, 3.50%, 03/23/15	2,432,767
1,175,000	Deutsche Bank AG, 3.45%, 03/30/15	1,220,355
1,350,000	Deutsche Bank AG, 3.25%, 01/11/16	1,417,939
12,295,000	JPMorgan Chase & Co. MTN, 1.38%, 09/22/15(c)	12,444,679
1,000,000	JPMorgan Chase & Co. MTN, 1.10%, 10/15/15	1,002,744
6,125,000	KFW, 1.25%, 02/15/17	6,208,827
300,000	Royal Bank of Canada MTN, 1.15%, 03/13/15	302,765
3,000,000	Standard Chartered Plc, 5.50%, 11/18/14(b)	3,143,100
5,000,000	Standard Chartered Plc, 3.85%, 04/27/15(b)	5,198,550
3,900,000	Toronto-Dominion Bank (The) - MTN 0.82%, 04/30/18(c)	3,922,749
10,500,000	Wells Fargo & Co., 1.25%, 07/20/16	10,562,570
		91,947,499
Principal Amount		Value
Consumer Discretionary — 0.8%
$2,000,000	Cargill, Inc., 1.90%, 03/01/17(b)	$2,024,452
1,000,000	Cornell University, 4.35%, 02/01/14	1,008,595
500,000	Hyundai Capital America, 1.88%, 08/09/16(b)	504,287
1,000,000	Snap-On, Inc., 5.85%, 03/01/14	1,013,482
		4,550,816
Consumer Staples — 6.3%
13,985,000	Anheuser-Busch Inbev Finance Inc, 0.80%, 01/15/16	14,010,439
900,000	Coca-Cola Co The, 0.75%, 11/01/16	900,365
6,500,000	Coca-Cola Co. (The), 1.80%, 09/01/16	6,696,443
5,665,000	PepsiCo, Inc., 1.25%, 08/13/17	5,633,656
2,115,000	Procter & Gamble Co. (The), 3.50%, 02/15/15	2,196,059
1,500,000	Unilever Capital Corp., 3.65%, 02/15/14	1,513,500
2,500,000	Wal-Mart Stores, Inc., 1.50%, 10/25/15	2,549,143
		33,499,605
Diversified Financials — 8.0%
3,520,000	American Express Credit Corp. MTN, 2.38%, 03/24/17	3,655,513
1,000,000	American Honda Finance Corp., 2.50%, 09/21/15(b)	1,032,430
1,000,000	American Honda Finance Corp., 2.13%, 02/28/17(b)	1,022,072
5,000,000	Caterpillar Financial Services Corp. MTN, 0.50%, 02/26/16(c)	5,003,600
3,000,000	Daimler Finance North America LLC, 2.63%, 09/15/16(b)	3,101,301
500,000	Enel Finance International SA, 3.88%, 10/07/14(b)	512,499
2,000,000	FMR LLC, 5.35%, 11/15/21(b)	2,199,186
1,500,000	Ford Motor Credit Co. LLC, 4.21%, 04/15/16	1,600,967
9,325,000	General Electric Capital Corp, 2.90%, 01/09/17	9,787,604
950,000	General Electric Capital Corp. MTN, 3.50%, 06/29/15	994,243

89

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Diversified Financials (continued)
$1,400,000	General Electric Capital Corp. MTN, 2.30%, 04/27/17	$1,443,058
3,000,000	Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	3,104,952
3,000,000	Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	3,166,455
3,000,000	Toyota Motor Credit Corp., 0.55%, 05/17/16(c)	3,006,819
1,775,000	Toyota Motor Credit Corp. MTN, 2.80%, 01/11/16	1,854,974
1,000,000	USAA Capital Corp., 1.05%, 09/30/14(b)	1,005,158
		42,490,831
Energy — 1.6%
1,700,000	Occidental Petroleum Corp., 4.13%, 06/01/16	1,840,614
4,750,000	Petroleos Mexicanos, 1.95%, 12/20/22	4,752,432
1,000,000	Schlumberger Investment SA, 1.25%, 08/01/17(b)	989,199
1,000,000	Schlumberger Norge AS, 1.95%, 09/14/16(b)	1,026,521
		8,608,766
Health Care — 3.0%
820,000	Celgene Corp., 2.45%, 10/15/15	843,685
1,000,000	Express Scripts Holding Co., 2.65%, 02/15/17	1,037,909
3,035,000	Johnson & Johnson, 2.15%, 05/15/16	3,147,690
415,000	McKesson Corp, 0.95%, 12/04/15	415,194
500,000	Medco Health Solutions, Inc., 2.75%, 09/15/15	516,118
4,000,000	Merck & Co., Inc., 0.62%, 05/18/18(c)	4,012,588
5,000,000	Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17(b)	5,029,500
1,000,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	1,000,343
		16,003,027
Industrials — 1.4%
3,500,000	3M Co. MTN, 1.00%, 06/26/17	3,478,720
3,000,000	BAE Systems Plc, 3.50%, 10/11/16(b)	3,139,248
Principal Amount		Value
Industrials (continued)
$412,975	Federal Express Corp. 2012 Pass Through Trust, 2.63%, 01/15/18(b)	$417,187
188,000	Tyco International Finance SA, 3.38%, 10/15/15	195,882
		7,231,037
Information Technology — 4.8%
10,000,000	Apple, Inc., 0.52%, 05/03/18(c)	9,968,950
2,150,000	Fiserv, Inc., 3.13%, 06/15/16	2,249,478
10,500,000	Hewlett-Packard Co., 2.35%, 03/15/15	10,665,732
600,000	International Business Machines Corp., 1.95%, 07/22/16	619,202
1,900,000	National Semiconductor Corp., 6.60%, 06/15/17	2,223,903
		25,727,265
Insurance — 1.7%
3,990,000	Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	4,145,706
5,000,000	New York Life Global Funding, 1.65%, 05/15/17(b)	5,028,940
		9,174,646
Materials — 2.4%
2,000,000	Air Products & Chemicals, Inc., 1.20%, 10/15/17	1,961,176
630,000	Airgas, Inc., 4.50%, 09/15/14	650,805
1,005,000	Airgas, Inc., 2.95%, 06/15/16	1,044,631
2,710,000	Dow Chemical Co. (The), 2.50%, 02/15/16	2,806,511
1,000,000	International Paper Co., 9.38%, 05/15/19	1,324,832
5,000,000	Praxair Inc, 0.75%, 02/21/16	4,989,080
		12,777,035
Telecommunication Services — 4.1%
4,000,000	America Movil Sab de CV, 2.38%, 09/08/16	4,099,652
12,000,000	NBCUniversal Media LLC, 2.88%, 04/01/16	12,587,268
5,000,000	Verizon Communications, Inc., 2.50%, 09/15/16	5,188,525
		21,875,445

90

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Utilities — 1.0%
$1,575,000	Dominion Resources, Inc., Series F, 5.25%, 08/01/33	$1,713,992
1,000,000	Duke Energy Corp., 1.63%, 08/15/17	1,001,235
2,485,000	FPL Group Capital, Inc., 2.60%, 09/01/15	2,561,297
		5,276,524
Total Corporate Bonds (Cost $274,683,692)		279,162,496
ASSET-BACKED SECURITIES — 6.6%
CAYMAN ISLANDS — 3.0%
4,323,804	Gannett Peak CLO Ltd., Series 2006-1A, Class A1A, 0.49%, 10/27/20(b)(c)	4,298,160
6,000,000	OCP CLO Ltd., Series 2013-4A, Class A1A, 1.64%, 10/24/25(b)(c)	5,966,400
5,766,482	Vitesse CLO Ltd., Series 2006-1A, Class A1L, 0.51%, 08/17/20(b)(c)	5,703,748
		15,968,308
UNITED STATES — 3.6%
8,500,000	Anchorage Capital CLO Ltd., Series 2013-1A, Class 1A, 1.47%, 07/13/25(b)(c)	8,338,976
11,850,000	GCO Education Loan Funding Trust, Series 2006-2A, Class A2AR, 1.42%, 08/27/46(c)	11,020,500
		19,359,476
Total Asset-Backed Securities (Cost $34,958,219)		35,327,784
MUNICIPAL BONDS — 5.4%
California — 0.9%
3,850,000	Southern California Public Power Authority Refunding Revenue Bonds, Series B (AGM) 6.93%, 05/15/17	4,522,133
District Of Columbia — 0.5%
1,000,000	District of Columbia Build America Bonds GO 3.64%, 06/01/15	1,041,590
1,310,000	District of Columbia Build America Bonds GO 4.16%, 06/01/16	1,403,875
		2,445,465
Principal Amount		Value
Georgia — 0.6%
$3,085,000	State of Georgia Taxable School Improvement GO, Series C-3 2.59%, 10/01/17	$3,202,539
Illinois — 0.5%
2,600,000	State of Illinois Public Improvements Revenue Bonds 1.56%, 06/15/17	2,602,704
Maryland — 0.0%
20,000	State of Maryland Recreational Facilities Improvements COP, Series A 2.52%, 09/01/14	20,268
180,000	State of Maryland Recreational Facility Improvements COP, Series A 2.92%, 09/01/15	186,055
		206,323
Michigan — 0.2%
1,095,000	University of Michigan University and College Improvement Build America Revenue Bonds 1.75%, 04/01/15	1,111,425
Minnesota — 0.1%
40,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 3.50%, 02/01/15	41,112
605,000	Duluth Independent School District No. 709 Build America Bonds COP (School District Credit) 4.00%, 02/01/16	635,432
		676,544
New Jersey — 1.2%
1,500,000	County of Monmouth Build America Bonds GO 3.75%, 11/01/16	1,599,195
1,000,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 1.90%, 06/15/15	1,020,550
100,000	Morris County Improvement Authority Renewable Energy Revenue Bonds 2.27%, 06/15/16	103,259

91

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
New Jersey (continued)
$2,050,000	New Jersey Economic Development Authority Refunding Revenue Bonds 3.50%, 06/15/15	$2,108,364
1,515,000	New Jersey Economic Development Authority Refunding Revenue Bonds (State Appropriation) 3.61%, 09/01/14	1,546,679
160,000	New Jersey Economic Development Authority School Improvement Revenue Bonds, Series FF 3.17%, 09/01/14	163,059
		6,541,106
New York — 0.8%
2,520,000	Metropolitan Transportation Authority Highway Toll Build America Revenue Bonds 4.28%, 11/15/16	2,718,526
110,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series G 2.83%, 03/15/16	114,514
210,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 5.64%, 12/15/13	210,000
1,075,000	New York State Urban Development Corp. State Personal Income Tax Revenue Bonds, Series A-2 (AGM) 4.65%, 12/15/13	1,077,771
		4,120,811
Ohio — 0.4%
2,115,000	Ohio State Build America Revenue Bonds, Series 2 3.64%, 06/15/16	2,228,385
South Carolina — 0.2%
1,050,000	State of South Carolina Refunding GO, Series A 5.00%, 06/01/17	1,209,002
Total Municipal Bonds (Cost $28,094,717)		28,866,437
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
$3,371,448	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(b)	$3,376,369
Total Collateralized Mortgage Obligations (Cost $3,452,874)		3,376,369
U.S. GOVERNMENT AGENCIES — 9.7%
AID-EGYPT—0.2%
1,000,000	4.45%, 09/15/15	1,076,113
		1,076,113
Fannie Mae — 3.6%
1,765,000	5.00%, 03/02/15	1,877,000
2,705,000	5.00%, 04/15/15	2,891,080
3,805,000	0.50%, 09/28/15	3,815,726
200,000	1.63%, 10/26/15	204,974
6,500,000	1.25%, 01/30/17	6,603,019
3,200,000	5.00%, 02/13/17	3,634,182
		19,025,981
Federal Farm Credit Bank — 0.0%
105,000	3.00%, 09/22/14	107,646
		107,646
Federal Home Loan Bank — 2.0%
825,000	3.25%, 09/12/14	846,925
870,000	5.25%, 09/12/14	907,590
720,000	4.75%, 11/14/14	754,064
895,000	2.75%, 12/12/14	920,757
200,000	4.50%, 02/18/15	211,055
2,025,000	2.75%, 03/13/15	2,094,229
2,500,000	2.88%, 06/12/15	2,603,870
150,000	5.00%, 12/21/15	164,752
2,000,000	0.38%, 06/24/16	1,997,038
		10,500,280
Freddie Mac — 0.1%
300,000	2.88%, 02/09/15	310,032
		310,032
Ginnie Mae — 0.0%
341	9.00%, 02/15/20	343
		343
Overseas Private Investment Corp. — 1.7%
8,166,149	5.14%, 12/15/23	9,208,296
		9,208,296

92

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Private Export Funding Corp. — 1.0%
$105,000	4.55%, 05/15/15	$111,886
1,400,000	4.95%, 11/15/15	1,530,640
3,000,000	5.00%, 12/15/16	3,378,618
500,000	2.25%, 12/15/17	520,706
		5,541,850
Small Business Administration — 0.9%
819,454	4.73%, 02/10/19	875,837
1,458,876	4.11%, 03/10/20	1,572,837
2,384,401	4.08%, 03/10/21	2,534,789
		4,983,463
Tennessee Valley Authority — 0.2%
725,000	6.25%, 12/15/17	865,277
		865,277
Total U.S. Government Agencies (Cost $49,677,502)		51,619,281
U.S. GOVERNMENT SECURITIES — 22.7%
U.S. Treasury Notes — 22.7%
45,691,000	0.25%, 12/15/15	45,605,329
54,180,000	7.25%, 08/15/22	75,703,872
Total U.S. Government Securities (Cost $124,240,110)		121,309,201
GOVERNMENT BONDS — 1.8%
CANADA — 0.6%
230,000	Province of Ontario Canada, 2.70%, 06/16/15	238,390
2,875,000	Province of Ontario Canada, 2.30%, 05/10/16	2,987,988
		3,226,378
FRANCE — 0.2%
1,000,000	Societe Financement de L’economie Francaise, 2.88%, 09/22/14(b)	1,022,746
GERMANY — 0.2%
1,000,000	Norddeutsche Landesbank Girozentrale, 0.88%, 10/16/15(b)	1,003,800
JAPAN — 0.4%
2,000,000	Development Bank of Japan, 1.63%, 10/05/16(b)	2,048,337
SOUTH KOREA — 0.4%
500,000	Export-Import Bank of Korea, 1.25%, 11/20/15	501,033
Principal Amount		Value
SOUTH KOREA (continued)
$1,400,000	Export-Import Bank of Korea, 4.00%, 01/11/17	$1,501,550
		2,002,583
Total Government Bonds (Cost $9,019,299)		9,303,844

Shares
INVESTMENT COMPANY — 0.9%
4,651,600	SEI Daily Income Trust Government II Fund, Class A, 0.01%(d)	4,651,600
Total Investment Company (Cost $4,651,600)		4,651,600

TOTAL INVESTMENTS — 100.0% (Cost $528,778,013)(a)		$533,617,012
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(173,136)
NET ASSETS — 100.0%		$533,443,876

(a)	Cost for federal income tax purposes is $532,854,701 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$8,287,278
Unrealized depreciation	(7,524,967)
Net unrealized appreciation	$762,311

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $83,712,478,which is 15.7% of net assets.
(c)	Variable rate security. Rate shown is the rate as of October 31, 2013.
(d)	Rate shown represents current yield at October 31, 2013.

AGM — Assured Guaranty Municipal Corp.

CLO — Collateralized Loan Obligation

COP — Certificates of Participation

GO — General Obligations

MTN — Medium Term Note

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2013

Principal Amount		Value
MUNICIPAL BONDS — 99.8%
Alabama — 0.6%
$5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds, 5.00%, 09/01/20	$5,871,850
1,500,000	Alabama Public School & College Authority Refunding Revenue Bonds, Series A, 5.00%, 05/01/14	1,535,460
		7,407,310
Arizona — 0.9%
2,000,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Sub-series A, 5.00%, 07/01/21	2,386,300
1,375,000	Arizona School Facilities Board Refunding Revenue Bonds, Series A (AMBAC), 5.75%, 07/01/14(b)	1,424,404
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID, 5.88%, 07/01/24	412,381
2,360,000	Arizona State Board of Regents Revenue Bonds, Series C, 5.00%, 07/01/17	2,702,578
800,000	Arizona State Transportation Board Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 07/01/14	825,144
200,000	Maricopa County Community College District GO, Series C, 5.00%, 07/01/20	232,625
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds, 5.00%, 07/01/20	3,382,466
		11,365,898
California — 4.1%
2,650,000	California State University System Wide Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	3,133,413
5,900,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/20	6,833,321
100,000	Huntington Beach Public Financing Authority Refunding Revenue Bonds, 4.00%, 09/01/18	110,457

Principal
Amount		Value
California (continued)
$1,035,000	Los Rios Community College District 2002 Election GO, Series D, 5.25%, 08/01/23	$1,155,733
635,000	Santa Monica Community College District 2002 Election Refunding GO, Series A, 2.00%, 08/01/14	643,433
4,945,000	Southern California Public Power Authority Magnolia Power Project Refunding Revenue Bonds, (Wells Fargo Bank), 0.07%, 07/01/36(c)	4,945,000
2,550,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	2,602,607
1,000,000	State of California Public Improvements GO, OID, 5.25%, 04/01/14(b)	1,020,630
10,000,000	State of California Refunding GO, Series A, (State GTY), 5.00%, 07/01/22	11,053,900
15,000,000	University of California Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(c)	17,646,750
2,120,000	University of California Regents Medical Center Refunding Revenue Bonds, Series G, 4.00%, 05/15/14	2,162,591
		51,307,835
Colorado — 0.8%
1,500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 12/01/19	1,779,660
450,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	538,538
1,200,000	Douglas County School District No Re-1 Douglas & Elbert Counties Refunding GO, Series B (AGM, State Aid Withholding), 5.00%, 12/15/14	1,263,756
2,000,000	El Paso County School District No 38 Lewis-Palmer Refunding GO (State Aid Withholding), 4.00%, 12/01/17	2,240,520

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Colorado (continued)
$1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	$1,411,563
790,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/23	932,374
1,600,000	University of Colorado Refunding Revenue Bonds, Series A (NATL-RE), 4.50%, 06/01/21	1,726,304
		9,892,715
Connecticut — 2.3%
770,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, 3.00%, 07/01/14	782,474
2,000,000	Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds, Series A-3, 0.88%, 07/01/49(c)(d)	1,955,100
4,700,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series A-4, 2.50%, 07/01/49(c)	4,832,117
2,800,000	Connecticut State Health & Educational Facility Authority Revenue Bonds, Series T-2, 0.06%, 07/01/29(c)	2,800,000
8,290,000	State of Connecticut Special Tax Refunding Revenue Bonds, 2.00%, 11/01/13	8,290,000
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 10/01/19	9,486,240
750,000	University of Connecticut Revenue Bonds, Series A (GO of University), 5.00%, 01/15/14(b)	757,020
		28,902,951
District Of Columbia — 0.8%
1,000,000	District of Columbia Georgetown University Refunding Revenue Bonds, Series A, 5.00%, 04/01/14	1,018,660
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C, 5.00%, 12/01/19	5,944,900
Principal
Amount		Value
District Of Columbia (continued)
$2,250,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	$2,684,880
		9,648,440
Florida — 2.9%
3,000,000	Florida State Board of Education Capital Outlay GO, Series E, 4.60%, 06/01/23	3,167,430
800,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series A, 5.00%, 07/01/18	937,632
6,000,000	Florida State Board of Education Lottery Refunding Revenue Bonds, Series D, 5.00%, 07/01/14	6,189,360
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID, 5.50%, 07/01/27	9,779,102
4,165,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, 5.00%, 07/01/16	4,636,520
250,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/13	249,999
1,065,000	Hillsborough County Community Investment Tax Revenue Bonds, (AMBAC), 5.00%, 11/01/16	1,192,811
450,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/18	514,679
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA), 5.00%, 10/01/19	2,261,300
1,800,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, Series B, (AGM), 5.25%, 10/01/16	2,031,804
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A, 5.00%, 10/01/20	2,385,160
1,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series C, 5.00%, 10/01/14	1,043,310
1,000,000	Palm Beach County Refunding Revenue Bonds, 5.00%, 08/01/17	1,035,340

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Florida (continued)
$500,000	Palm Beach County Revenue Bonds, Series 2, OID, 5.25%, 11/01/25	$571,425
		35,995,872
Georgia — 4.0%
10,000,000	Bartow County School District School Improvement GO, Series A, (State Aid Withholding), 4.00%, 10/01/15	10,660,900
700,000	County of Forsyth Refunding GO, 5.25%, 03/01/14(b)	718,424
1,000,000	County of Fulton Water & Sewer Refunding Revenue Bonds, 5.00%, 01/01/18	1,154,890
1,040,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Refunding Revenue Bonds, Series A, 5.00%, 06/01/17	1,184,435
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 06/01/18	1,453,438
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 06/01/20	5,747,300
12,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series A, (State GTY), 5.00%, 03/01/18	14,080,920
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY), 5.00%, 10/01/19	2,424,087
525,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.00%, 01/01/15	550,867
630,000	Gwinnett County Development Authority Refunding COP, Gwinnett Development Schools Project, (NATL-RE), 5.25%, 01/01/17	708,139
1,925,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/18	2,191,324
2,860,000	State of Georgia Refunding GO, Series E-2, 4.00%, 09/01/19	3,262,288
Principal
Amount		Value
Georgia (continued)
$3,000,000	State of Georgia Refunding GO, Series E-2, 5.00%, 09/01/20	$3,617,910
1,500,000	State of Georgia School Improvement GO, Series B, 5.00%, 01/01/18	1,754,295
		49,509,217
Hawaii — 0.8%
8,000,000	City & County of Honolulu Public Improvements Refunding GO, Series B, 5.00%, 11/01/19	9,547,440
400,000	State of Hawaii Refunding GO, Series DY, 5.00%, 02/01/18	465,875
		10,013,315
Idaho — 0.1%
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,776,720
Illinois — 1.9%
3,540,000	Chicago Park District Refunding GO, Series C, (AMBAC), 5.00%, 01/01/23	3,587,790
900,000	Chicago Transit Authority Federal Transit Revenue Bonds, (AMBAC), 5.00%, 06/01/21	939,510
1,345,000	City of Champaign Parking Facilities Improvements GO, Series 2008, 5.00%, 12/15/17	1,508,498
375,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15	389,449
125,000	City of Chicago Refunding GO, OID, Series B (AMBAC), 5.13%, 01/01/15(b)	125,951
2,215,000	Cook County Community College District No 508 University & College Improvements GO, 5.00%, 12/01/21	2,493,248
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (NATL-RE), 5.00%, 12/01/25	1,168,380
3,973,000	Illinois Finance Authority University & College Improvement Revenue Bonds, Series B, 0.08%, 07/01/33(c)	3,973,000

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Illinois (continued)
$3,000,000	Illinois State Toll Highway Authority Refunding Revenue Bonds, Series B, 5.00%, 12/01/17	$3,441,420
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds, 5.00%, 06/15/18	4,093,110
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	906,485
945,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,085,200
		23,712,041
Indiana — 2.3%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/16	625,611
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 07/15/16	1,169,102
650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC, State Aid Withholding), 5.00%, 01/15/17	729,788
600,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program), 5.00%, 07/15/20	697,938
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (AGM, State Aid Withholding), 5.00%, 07/15/18	727,168
490,000	East Noble Facilities School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/16	536,065
Principal
Amount		Value
Indiana (continued)
$510,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage Refunding Revenue Bonds, (AMBAC), 5.25%, 07/15/17	$552,361
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	1,536,549
1,350,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	1,563,057
1,070,000	Griffith Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/15/22	1,130,369
905,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (NATL-RE, State Aid Withholding), 5.00%, 07/15/23	940,033
5,000,000	Indiana Finance Authority Southern Industrial Gas & Electric Refunding Revenue Bonds, Series E, 1.95%, 05/01/37(c)	5,053,950
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1, 5.00%, 07/01/19	587,715
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/18	535,330
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/16	782,324
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/16	819,834

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Indiana (continued)
$570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 07/15/17	$654,725
2,585,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/14	2,666,764
3,000,000	Purdue University Student Fee Refunding Revenue Bonds, Series Z-1, 5.00%, 07/01/15	3,232,680
700,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/14	705,054
1,000,000	Tippecanoe County Middle School Building Corp. First Mortgage Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 01/15/15	1,040,280
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (AGM, State Aid Withholding), 5.00%, 01/10/16	831,348
1,000,000	Warsaw Multi-School Building Corp. Revenue Bonds, Series B (State Aid Withholding), 5.75%, 07/15/26	1,080,930
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (NATL-RE, School Board Resolution Funding), 5.00%, 01/15/15	183,287
		28,382,262
Iowa — 0.2%
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds, 5.00%, 08/01/20	2,165,220
Kansas — 0.4%
5,300,000	Kansas State Department of Transportation Refunding Revenue Bonds, Series C-3, 0.09%, 09/01/19(c)	5,300,000
Principal
Amount		Value
Kentucky — 0.7%
$3,500,000	Kentucky Asset Liability Commission Federal Highway Trust First Series Revenue Bonds, 5.00%, 09/01/17	$4,012,330
1,600,000	Kentucky State Property & Building Commission Project No. 100 Refunding Revenue Bonds, Series A, 3.00%, 08/01/14	1,632,224
1,550,000	Kentucky State Property & Building Commission Project No. 106 Refunding Revenue Bonds, Series A, 5.00%, 10/01/15	1,682,417
1,000,000	Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 88, (NATL-RE, FGIC), 5.00%, 11/01/15	1,088,950
		8,415,921
Louisiana — 0.3%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC), 5.00%, 06/01/16	2,178,600
2,000,000	State of Louisiana Refunding GO Series C, 5.00%, 07/15/14	2,066,580
		4,245,180
Maine — 0.5%
700,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/17	792,162
1,475,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/20	1,688,079
1,020,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,161,566
115,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC, State Resolution Funding GTY), 5.00%, 07/01/16(b)	128,634

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Maine (continued)
$1,800,000	Maine Health & Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/16	$1,990,206
		5,760,647
Maryland — 1.7%
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds, 5.00%, 10/01/20	1,197,570
1,300,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,505,920
1,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/17	1,158,400
4,125,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/19	4,917,578
2,320,000	State of Maryland Refunding GO, Series C, 5.00%, 11/01/17	2,706,767
8,000,000	State of Maryland Refunding GO, Series C, 4.00%, 11/01/19	9,141,440
		20,627,675
Massachusetts — 9.0%
3,000,000	Berkshire Regional Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 09/26/14	3,016,440
5,000,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 0.75%, 08/01/14	5,013,450
4,800,000	Brockton Area Transit Authority Cash Flow Management GO Notes (State Aid Appropriation), 1.00%, 08/01/14	4,821,120
6,000,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/30/14	6,027,240
700,000	City of Springfield Recreational Facilities Improvements GO (NATL-RE, School Board Resolution Funding), 5.25%, 08/01/14	725,389
Principal Amount		Value
Massachusetts (continued)
$2,500,000	Commonwealth of Massachusetts Refunding GO, Series B, 3.00%, 01/01/14	$2,511,450
6,000,000	Commonwealth of Massachusetts Special Obligation Federal Highway Grant Refunding Revenue Bonds, 5.00%, 12/15/13	6,026,703
4,460,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes (State Aid Appropriation), 1.00%, 08/08/14	4,480,159
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B, 5.00%, 08/01/20	9,342,146
1,100,000	Massachusetts Water Pollution Abatement Trust, Refunding Revenue Bonds, Series A, 5.25%, 08/01/14	1,141,239
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	2,397,200
6,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, (GO of Authority), 5.00%, 08/01/23	7,942,264
2,000,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority), 0.09%, 08/01/37(c)	2,000,000
6,325,000	Merrimack Valley Regional Transit Authority Cash Flow Management Revenue Notes, 1.00%, 06/20/14	6,349,857
4,950,000	Metrowest Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 0.75%, 09/26/14	4,966,038
16,275,000	Montachusett Regional Transit Authority Cash Flow Management GO Notes, (State Aid Appropriation), 1.00%, 08/08/14	16,348,563
16,880,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes, 1.00%, 07/25/14	16,955,116

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Massachusetts (continued)
$11,961,000	Worcester Regional Transit Authority Refunding Revenue Notes, 1.00%, 06/20/14	$12,008,007
		112,072,381
Michigan — 1.6%
345,000	Clintondale Community Schools Refunding GO, (NATL-RE, Q-SBLF), 5.00%, 05/01/20	360,470
635,000	Dexter Community Schools Refunding GO (Q-SBLF), 4.00%, 05/01/18	697,865
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/18	457,559
550,000	Hudsonville Public Schools Improvements GO, (Q-SBLF), 5.00%, 05/01/19	631,972
125,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15	127,943
25,000	Jackson Public Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/15(b)	25,589
1,335,000	Michigan State Building Authority Refunding Revenue Bonds, Series I-A, 5.00%, 10/15/15	1,444,043
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/18	1,565,836
1,155,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/16	1,257,241
775,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/18	877,192
1,160,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/21	1,316,240
1,000,000	River Rouge School District Refunding GO, (Q-SBLF), 5.00%, 05/01/22	1,135,260
2,000,000	Romulus Community Schools Refunding GO (Q-SBLF), 5.00%, 05/01/22	2,246,780
700,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A, 5.25%, 11/01/13	700,000
Principal Amount		Value
Michigan (continued)
$265,000	Stockbridge Community Schools Refunding GO, (AGM, Q-SBLF), 5.00%, 05/01/21	$276,644
4,530,000	University of Michigan Refunding Revenue Bonds, Series C, 4.00%, 04/01/19	5,108,345
2,045,000	Ypsilanti School District Refunding GO (Assured GTY, Q-SBLF), 5.00%, 05/01/16	2,246,637
		20,475,616
Minnesota — 1.3%
1,300,000	City of Minneapolis Public Improvements GO, 5.00%, 12/01/17	1,516,047
2,500,000	Minnesota Public Facilities Authority Clean Water Refunding Revenue Bonds, Series A, 5.00%, 03/01/14	2,539,200
450,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B, 5.00%, 03/01/16	495,482
1,745,000	New Prague Independent School District No 721 Crossover Refunding GO, (School District Credit Program), 4.00%, 02/01/19	1,988,532
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/19	6,388,534
2,000,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3, 5.00%, 12/01/21	2,350,620
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,191,360
		16,469,775
Mississippi — 0.2%
1,810,000	Mississippi Development Bank Special Obligation Refunding Revenue Bonds, Series D, 5.00%, 08/01/18	2,079,020
Missouri — 1.1%
1,020,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/21	1,095,653

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
Missouri (continued)
$300,000	County of Jackson Refunding Revenue Bonds, 4.00%, 12/01/22	$320,715
500,000	Jackson County Reorganized School District No. 4 Blue Springs Refunding GO, Series B, (State Aid Direct Deposit), 5.00%, 03/01/18	575,910
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/19	2,629,016
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,369,220
1,205,000	Missouri State Highways & Transportation Commission Refunding Revenue Bonds, Senior Lien, 5.00%, 02/01/14	1,219,038
5,000,000	St. Louis School District Direct Deposit Program GO, (State Aid Direct Deposit), 5.00%, 04/01/22	5,759,850
		13,969,402
Nevada — 0.5%
2,605,000	Clark County Water Reclamation District GO, Series A, 5.25%, 07/01/20	2,989,420
3,110,000	Las Vegas Valley Water District Refunding GO, Series A, (NATL-RE, FGIC), 5.00%, 06/01/20	3,281,485
		6,270,905
New Hampshire — 0.2%
2,250,000	State of New Hampshire Highway Improvements Revenue, 5.00%, 09/01/19	2,644,875
New Jersey — 4.3%
255,000	Denville Township Board of Education Refunding GO, (AGM, School Board Resolution Funding), 4.00%, 02/15/17	275,566
7,000,000	Garden State Preservation Trust Refunding Revenue Bonds, Series A, 5.00%, 11/01/17	8,101,170
Principal Amount		Value
New Jersey (continued)
$200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	$241,619
5,000,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series N-1, (AMBAC), 5.50%, 09/01/24	5,918,950
1,500,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds, Series W, 5.00%, 03/01/18	1,725,000
500,000	New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series O, 5.00%, 03/01/18	531,259
11,690,000	New Jersey Economic Development Authority School Facility Construction Refunding Revenue Bonds, Series EE, 5.00%, 09/01/17	13,349,279
1,000,000	New Jersey Educational Facilities Authority Higher Education Capital Improvement Refunding Revenue Bonds, Series A, (AGM), 5.00%, 09/01/14	1,037,550
1,415,000	New Jersey Educational Facilities Authority Ramapo College Revenue Bonds, Series A, 5.00%, 07/01/14	1,455,002
25,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2012, 5.00%, 09/01/16(b)	28,111
1,160,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series 2013, 5.00%, 09/01/16	1,303,654
15,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, 5.00%, 09/01/16(b)	16,867
5,105,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18	5,851,096

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
New Jersey (continued)
$40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/18(b)	$47,368
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B, 5.00%, 01/01/20	1,510,067
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE), 5.25%, 12/15/14	5,274,900
1,885,000	New Jersey Transportation Trust Fund Authority Transit Improvement Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/15/16	2,093,820
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (NATL-RE), 5.50%, 12/15/15	1,517,959
2,750,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B-5, 5.25%, 12/15/19(d)	3,246,045
335,000	New Milford School District Refunding GO, (School Board Resolution Funding), 4.00%, 08/15/15	353,211
		53,878,493
New Mexico — 0.1%
1,000,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/16	1,085,710
250,000	Gadsden Independent School District No 16 Refunding GO, Series B (State Aid Withholding), 4.00%, 08/15/17	276,458
		1,362,168
New York — 30.9%
3,000,000	City of New York Public Improvements GO, Series B2, Sub-Series B9, (JP Morgan Chase Bank), 0.07%, 08/15/23(c)(d)	3,000,000
Principal Amount		Value
New York (continued)
$5,000,000	City of New York Public Improvements GO, Series C, Sub-Series C-A, 5.00%, 08/01/17(d)	$5,773,950
1,355,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/14(b)	1,419,363
545,000	City of New York Public Improvements GO, Series D, 5.00%, 11/01/21	567,558
3,500,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	4,122,790
2,155,000	City of New York Refunding GO, Series C, 5.00%, 08/01/20	2,550,184
800,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	942,352
1,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/14	1,035,570
4,000,000	City of New York Refunding GO, Series E, 5.00%, 08/01/17	4,619,160
3,360,000	City of New York Refunding GO, Series I, 5.00%, 08/01/16	3,767,837
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/17	5,773,950
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/18	2,329,260
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,702,250
7,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 3.00%, 11/15/13	7,003,619
3,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/18	4,096,645
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D, 5.00%, 11/15/21	11,642,100

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal Amount		Value
New York (continued)
$1,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/22(d)	$1,156,550
10,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/17	11,519,600
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	2,241,104
9,550,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/22	11,050,687
650,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 3.00%, 11/15/13	650,467
2,150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series A, 4.00%, 11/15/15	2,304,349
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	2,223,641
1,000,000	Municipal Assistance Corp. For The City of Troy General Resolution Refunding Revenue Bonds, Series A, (GO of Corp.), 4.50%, 01/15/15	1,037,180
4,570,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	4,630,872
3,760,000	New York City Health & Hospital Corp. Refunding Revenue Bonds, Series A, (GO of Corp.), 5.00%, 02/15/14	3,810,083
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A, 5.50%, 06/15/21	2,932,900
1,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, 5.00%, 11/01/13(b)	1,000,000
Principal Amount		Value
New York (continued)
$9,375,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A, 5.00%, 11/01/18	$11,100,094
1,060,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series A-1, 5.00%, 11/01/14	1,110,350
1,005,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17(b)	1,171,679
995,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 11/01/17	1,154,061
1,950,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series B, 5.00%, 02/01/18	2,276,450
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	18,963,745
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/18	3,581,630
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/19	1,245,818
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,888,636
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/18	1,107,049
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,828,477

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
New York (continued)
$2,195,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series SE, 5.25%, 02/01/14(b)	$2,221,406
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1, 5.00%, 02/01/19	607,757
4,725,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 4.00%, 11/01/13	4,725,000
6,300,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series B-3, 5.00%, 11/01/14	6,598,620
1,815,000	New York City Transitional Finance Authority Public Improvement Revenue Bonds, Series C, 5.00%, 11/01/17	2,105,146
2,200,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series A-1, 5.00%, 05/01/22	2,542,716
3,235,000	New York City Transitional Finance Authority School Improvement Revenue Bonds, Sub-Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	3,797,793
2,090,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V, (GO of Corp.), 0.09%, 04/01/24(c)	2,090,000
700,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Series A-5-6, 5.00%, 04/01/17	802,900
5,100,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 12/01/17	5,713,326
10,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	11,793,000
Principal
Amount		Value
New York (continued)
$600,000	New York State Dormitory Authority Cornell University Revenue Bonds, Series A, 0.09%, 07/01/29(c)	$600,000
750,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 4.00%, 07/01/16	814,583
900,000	New York State Dormitory Authority Economic Development & Housing Revenue Bonds, Series A, 4.00%, 12/15/16	992,115
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/18(b)	17,761
1,770,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, Series A, (State Appropriation), 4.50%, 08/15/17	2,005,428
550,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (NATL-RE, FGIC, State Appropriation), 5.00%, 02/15/16	581,554
2,485,000	New York State Dormitory Authority Mental Health Services Facility Revenue Bonds, (State Appropriation), 5.00%, 08/15/18	2,902,008
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds, 5.00%, 08/15/18	2,431,311
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	17,957,700
4,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D, 5.00%, 02/15/20	4,740,840
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,240,478
4,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/17	4,573,200

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
New York (continued)
$5,000,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series C, 5.00%, 03/15/21	$5,935,300
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/19	2,378,880
7,000,000	New York State Thruway Authority Highway Improvement Refunding Revenue Bonds, Series B, 5.00%, 04/01/20	8,122,030
1,420,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/17	1,623,486
1,500,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/18	1,759,605
6,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/19	6,573,360
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/20	1,698,168
5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	5,764,350
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B, 5.00%, 04/01/21	2,181,181
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/17	457,319
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A, 5.00%, 03/15/21	9,430,240
5,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series B, 5.00%, 04/01/21	5,725,150
Principal
Amount		Value
New York (continued)
$925,000	New York State Thruway Authority Refunding Revenue Bonds, Series B (AMBAC), 5.00%, 04/01/19	$1,000,341
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,575,707
24,900,000	New York State Urban Development Corp. Public Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/22	29,507,994
500,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.00%, 01/01/15	527,265
5,000,000	New York State Urban Development Corp. Refunding Revenue Bonds, Series D, 5.50%, 01/01/19	5,974,850
1,000,000	New York State Urban Development Corp. Service Contract Refunding Revenue Bonds, (AGM), 5.00%, 01/01/15	1,054,530
10,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, 5.00%, 12/01/20	11,831,600
16,250,000	Tobacco Settlement Financing Corp. Asset Backed Refunding Revenue Bonds, Series A, 5.00%, 06/01/18	18,934,013
6,000,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Sub-Series B1 (GO of Authority), 5.00%, 11/15/25(c)	6,011,160
6,845,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/18	8,103,043
650,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, (State Street Bank & Trust), 0.07%, 01/01/32(c)(d)	650,000

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
New York (continued)
$5,390,000	Triborough Bridge & Tunnel Authority Toll Road Refunding Revenue Bonds, Series B, 5.00%, 11/15/23	$6,420,460
		384,426,684
North Carolina — 3.1%
680,000	Appalachian State University Refunding Revenue Bonds, 5.00%, 05/01/20	789,194
905,000	Buncombe County Refunding Revenue Bonds, 5.00%, 06/01/21	1,063,592
1,355,000	Cabarrus County School Improvement COP, 5.00%, 01/01/21	1,539,632
1,005,000	City of Charlotte Equipment Acquisition Refunding COP, 5.00%, 12/01/16	1,130,223
2,595,000	City of Charlotte Water & Sewer System Revenue Bonds, Series B, 0.07%, 07/01/36(c)	2,595,000
5,000,000	City of Raleigh Combined Enterprise System Water and Sewer Revenue Bonds, Series A, 0.07%, 03/01/35(c)	5,000,000
3,300,000	County of Guilford Recreational Facilities GO, Series B, 0.07%, 03/01/25(c)	3,300,000
3,015,000	County of Mecklenburg Refunding GO, Series A, 5.00%, 12/01/22	3,680,863
615,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/17	680,036
675,000	Dare County Refunding Revenue Bonds, Series D, 4.00%, 06/01/18	755,642
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	794,313
335,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/24	384,486
1,285,000	Dare County School Improvements COP, (NATL-RE, FGIC), 5.00%, 06/01/17	1,379,023
1,565,000	Johnston County School Improvements GO, (NATL-RE), 5.00%, 02/01/20	1,724,912
Principal
Amount		Value
North Carolina (continued)
$325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	$391,219
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds, 5.00%, 10/01/21	2,373,960
1,745,000	State of North Carolina Annual Appropriation Revenue Bonds, Series A, 4.50%, 05/01/14	1,781,994
4,500,000	State of North Carolina Refunding GO, Series A, 5.00%, 03/01/17	5,156,685
4,415,000	Town of Cary Public Improvements GO, 0.10%, 06/01/27(c)	4,415,000
		38,935,774
Ohio — 0.9%
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC), 5.00%, 10/01/18	2,748,958
400,000	Ohio State Department of Administrative Services Knowledge System COP, Series A, (NATL-RE), 5.00%, 09/01/16	423,139
1,000,000	State of Ohio Capital Facilities Lease Appropriation Refunding Revenue Bonds, 5.00%, 10/01/17	1,148,680
1,300,000	State of Ohio Refunding GO, Series B, 5.00%, 09/15/14	1,353,885
4,000,000	State of Ohio School Improvements GO, Series C, 0.06%, 06/15/26(c)	4,000,000
1,730,000	University of Cincinnati College & University Refunding Revenue Bonds, Series A, (State Appropriation), 5.00%, 06/01/17	1,965,695
		11,640,357
Oklahoma — 0.1%
1,000,000	City of Oklahoma City Refunding GO, 4.00%, 03/01/14	1,012,460

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Oregon — 0.6%
$1,300,000	City of Portland Water System Refunding Revenue Bonds, Series A, 5.00%, 05/01/17	$1,491,854
2,015,000	Lane County School District No 19 Springfield School Improvements GO, Series B, (AGM, School Board GTY), 5.00%, 06/15/17	2,278,663
100,000	Multnomah-Clackamas Counties Centennial School District No 28JT Refunding GO, (AGM, School Board GTY), 5.00%, 12/15/19	118,121
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY), 4.00%, 06/15/19	2,138,317
1,000,000	Washington County School District No 15 Forest Grove Refunding GO, (AGM, School Board GTY), 5.00%, 06/15/14	1,029,490
		7,056,445
Pennsylvania — 1.3%
7,000,000	Pennsylvania Economic Development Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/18	8,149,260
7,000,000	Philadelphia School District Refunding GO, Series C (State Aid Withholding), 5.00%, 09/01/18	7,912,450
		16,061,710
Puerto Rico — 0.0%
120,000	Puerto Rico Highway & Transportation Authority Highway Improvements Revenue Bonds OID, Series W, 5.50%, 07/01/15(b)	126,725
Rhode Island — 0.1%
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY), 4.00%, 05/15/18	780,893
Principal
Amount		Value
Rhode Island (continued)
$775,000	State of Rhode Island Energy Conservation COP, Series A, 3.00%, 04/01/14	$783,827
		1,564,720
South Carolina — 1.0%
4,530,000	County of Charleston Refunding GO, Series A, 5.00%, 11/01/21	5,487,823
880,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 4.00%, 03/01/17	971,520
2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/18	2,432,154
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District), 5.00%, 03/01/20	1,932,357
330,000	State of South Carolina University & College Improvements GO, Series B, 5.00%, 03/01/19	392,396
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding), 5.00%, 03/01/19	808,574
		12,024,824
Tennessee — 0.1%
1,200,000	City of Knoxville Wastewater System Revenue Bonds, Series B, 5.00%, 04/01/22	1,414,968
Texas — 10.7%
1,255,000	Alamo Community College District GO, Series A, (NATL-RE), 5.50%, 08/15/15	1,370,146
3,660,000	Alamo Heights Independent School District Refunding GO (PSF-GTD), 5.00%, 02/01/21	4,358,401
95,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/15(b)	100,804

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Texas (continued)
$1,165,000	Aledo Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/20	$1,217,145
515,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/14	521,978
600,000	Arlington Independent School District Improvements GO, Series A, (PSF-GTD), 4.00%, 02/15/15	628,920
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD), 4.00%, 02/15/18	448,335
955,000	Carrollton-Farmers Branch Independent School District Refunding GO, Series A, (PSF-GTD), 2.00%, 02/15/14	959,288
1,300,000	City of Austin Public Property Finance Contractual GO, 1.00%, 11/01/14	1,310,400
515,000	City of Denton Certificates of Obligation GO, (NATL-RE), 5.00%, 02/15/14	521,932
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (NATL-RE), 4.50%, 03/01/14	907,270
1,095,000	City of Friendswood Waterworks & Sewer System Refunding Revenue Bonds, (AGM), 5.00%, 03/01/21	1,186,312
4,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.25%, 03/01/14	4,065,560
3,000,000	City of Houston Refunding Public Improvement GO, Series A, (NATL-RE), 5.38%, 03/01/15	3,050,160
1,000,000	City of League Waterworks & Sewer GO, Series A, 5.00%, 02/15/22	1,168,740
1,775,000	City of Lubbock Public Improvement GO, 5.25%, 02/15/20	2,050,977
950,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/15(b)	1,011,066
Principal
Amount		Value
Texas (continued)
$330,000	City of Richardson Public Improvememt GO, (NATL-RE), 5.25%, 02/15/20	$347,497
265,000	City of Rockwall Refunding GO, 4.00%, 08/01/22	278,767
260,000	Coppell Independent School District School Building GO, (PSF-GTD), 4.00%, 08/15/16	284,086
1,420,000	County of Nueces Public Improvements GO, (AMBAC), 5.00%, 02/15/14(b)	1,439,198
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,188,800
1,095,000	Cypress-Fairbanks Independent School District Refunding GO, Series A, (PSF-GTD), 4.00%, 02/15/17	1,211,880
245,000	Deer Park Independent School District Limited Tax GO, (AGM), 5.00%, 02/15/17	277,369
7,630,000	Denton Independent School District GO, (PSF-GTD), 2.00%, 08/01/43(c)	7,888,047
8,360,000	Eagle Mountain & Saginaw Independent School District GO (PSF-GTD), 2.50%, 08/01/50(c)	8,492,506
520,000	Forsan Independent School District Refunding GO (PSF-GTD), 4.00%, 02/15/17	574,616
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD), 6.13%, 08/15/21	302,598
700,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/17	737,751
1,000,000	Grapevine Tax Increment Refunding GO, Series A, (NATL-RE), 5.00%, 08/15/19	1,050,910
330,000	Grapevine-Colleyville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/15(b)	357,601
1,025,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/15	1,073,196

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Texas (continued)
$720,000	Hallsville Independent School District Refunding GO, (PSF-GTD), 4.00%, 02/15/16	$774,785
1,000,000	Harris County Refunding GO, Series C, (AGM), 5.25%, 08/15/19	1,198,810
10,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/14(b)	10,387
365,000	Hays Consolidated Independent School District GO, (PSF-GTD), 5.25%, 08/15/18	379,286
500,000	Hidalgo County Certificates of Obligation GO, (NATL-RE), 4.50%, 08/15/19	541,080
1,500,000	Houston Community College System Refunding GO, 5.00%, 02/15/21	1,777,650
2,990,000	Houston Community College System Student Fee Revenue Bonds, Senior Lien, (AGM), 5.25%, 04/15/21	3,388,986
1,000,000	Houston Community College System University and College Improvements GO, 5.00%, 02/15/21	1,185,100
5,000,000	Houston Independent School District Limited Tax School House GO, Series B, (PSF-GTD), 1.00%, 06/01/35(c)	5,018,250
2,745,000	Hurst-Euless-Bedford Independent School District Improvememts GO, (PSF-GTD), 5.00%, 08/15/14	2,847,992
385,000	Joshua Independent School District Refunding GO, Series C (PSF-GTD), 5.45%, 02/15/16	407,600
1,570,000	Lewisville Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/14	1,628,906
4,500,000	Lower Colorado River Authority Refunding Revenue Bonds, 5.00%, 05/15/16	4,975,605
560,000	McAllen Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/16	594,210
Principal
Amount		Value
Texas (continued)
$5,625,000	Midlothian Independent School District GO, Series B (PSF-GTD), 2.25%, 08/01/51(c)	$5,702,512
6,000,000	North East Independent School District GO, Series A (PSF-GTD), 1.00%, 08/01/43(c)	6,022,560
13,000,000	Northside Independent School District Refunding GO (PSF-GTD), 1.50%, 08/01/34(c)(d)	13,204,360
1,905,000	Northside Independent School District Refunding GO, Series A, (PSF-GTD), 1.35%, 06/01/39(c)	1,915,230
6,500,000	Northside Independent School District, School Improvements GO (PSF-GTD), 1.90%, 08/01/40(c)	6,571,825
1,105,000	Pasadena Independent School District GO, (PSF-GTD), 5.00%, 02/15/17	1,259,081
525,000	Red Oak Independent School District School Building GO, (PSF-GTD), 5.00%, 08/15/18	599,713
275,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15(b)	290,923
225,000	Rockwall Independent School District Improvements GO, (PSF-GTD), 4.75%, 02/15/15	237,998
1,255,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/15	1,298,009
1,100,000	San Felipe-Del Rio Consolidated Independent School District Refunding GO, (PSF-GTD), 3.00%, 02/15/16	1,161,424
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC), 4.25%, 02/15/14	1,015,502
145,000	Seagraves Independent School District School Building GO, (PSF-GTD), 4.00%, 02/15/19	162,075
2,600,000	Spring Branch Independent School District School House Improvements GO, (PSF-GTD), 3.00%, 06/15/41(c)	2,699,892

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Texas (continued)
$2,705,000	Spring Independent School District School Building GO, (PSF-GTD), 5.00%, 02/15/15	$2,869,897
1,070,000	Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/17	1,223,010
1,390,000	Texas State University Systems University and College Improvement Revenue Bonds, 5.00%, 03/15/17	1,583,710
1,900,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/20	2,235,483
4,730,000	University of North Texas Refunding Revenue Bonds, 5.00%, 04/15/21	5,549,662
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E, 5.00%, 08/15/15	1,743,453
145,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/17	166,522
		132,623,744
Utah — 0.2%
1,975,000	Alpine School District School Building GO, (School Board GTY), 5.00%, 03/15/21	2,296,352
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/15	136,405
		2,432,757
Virginia — 2.8%
715,000	City of Charlottesville Public Improvememts GO, 3.00%, 08/15/14	730,723
1,000,000	City of Newport News Water Improvement Refunding GO, Series B (State Aid Withholding), 5.25%, 07/01/14	1,033,200
155,000	City of Norfolk Water Refunding Revenue Bonds, 5.00%, 11/01/22	184,865
1,290,000	City of Roanoke Refunding GO, Series A (State Aid Withholding), 5.00%, 07/15/23	1,541,537
Principal
Amount		Value
Virginia (continued)
$600,000	County of Prince William Facilities Refunding COP, 4.00%, 10/01/17	$661,974
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A, 4.50%, 03/01/20	1,528,038
2,530,000	Virginia College Building Authority Educational Facilities 21st Century College & Equipment Programs Refunding Revenue Bonds, Series C (State Appropriation), 4.00%, 02/01/15	2,647,923
6,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/21	7,017,240
5,130,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 09/01/22	5,940,078
1,000,000	Virginia Commonwealth Transportation Board Route 28 Project Refunding Revenue Bonds, 3.00%, 04/01/14	1,011,550
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	5,855,400
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,943,925
1,245,000	Virginia Public Building Authority Revenue Bonds, Series B, 5.00%, 08/01/14	1,289,285
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation), 5.00%, 08/01/21	1,441,338
1,335,000	Virginia Public School Authority School Improvements Revenue Bonds, Series B, (State Aid Intercept Program), 3.00%, 08/01/14	1,362,781
		35,189,857

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Principal
Amount		Value
Washington — 2.9%
$100,000	CDP-King County III Lease King Street Center Project Refunding Revenue Bonds, (NATL-RE), 5.00%, 06/01/17	$112,017
2,970,000	City of Tacoma Water Improvement Refunding Revenue Bonds, 2.00%, 12/01/13	2,974,254
2,525,000	Clark County School District No 117 Camas Refunding GO, (School Board GTY), 5.00%, 12/01/17	2,923,748
800,000	Island County School District No 201 Oak Harbor School Improvements GO, (School Board GTY), 5.00%, 12/01/16	896,056
680,000	King County Public Transportation Sales Tax Refunding GO, 4.00%, 12/01/18	767,339
320,000	King County School District No. 401 Highline Refunding GO, (School Board GTY), 5.00%, 12/01/20	371,850
1,000,000	King County School District No. 405 Bellevue School Improvement GO, Series A (School Board GTY), 3.00%, 12/01/13	1,002,276
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY), 5.00%, 12/01/20	1,720,695
3,000,000	King County Sewer Improvements GO, Series B, 0.08%, 01/01/40(c)	3,000,000
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY), 5.00%, 12/01/18	1,534,066
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC), 5.00%, 04/01/16	2,206,800
800,000	State of Washington Motor Vehicle Fuel Tax GO, Series E, 5.00%, 02/01/23	936,360
5,000,000	State of Washington Motor Vehicle Fuel Tax Refunding GO, Series 2012-B, 5.00%, 07/01/24	5,767,950
605,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/15(b)	651,609
Principal
Amount		Value
Washington (continued)
$745,000	State of Washington Refunding GO, Series R-2006A (AMBAC), 5.00%, 07/01/17	$804,853
4,000,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	4,702,360
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, 5.00%, 09/01/19	3,806,660
2,005,000	University of Washington Refunding Revenue Bonds, 5.00%, 12/01/15	2,196,457
		36,375,350
West Virginia — 0.1%
125,000	West Virginia University Revenue Bonds, Series A, (NATL-RE), 5.50%, 04/01/17	142,926
800,000	West Virginia University Revenue Bonds, Series B, 5.00%, 10/01/14	834,496
		977,422
Wisconsin — 1.4%
100,000	Fond Du Lac Refunding GO, (NATL-RE, FGIC), 4.75%, 03/01/15	101,471
4,245,000	Green Bay Area Public School District Refunding GO, 2.00%, 04/01/14	4,276,838
10,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/16	10,924,100
500,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 1, 5.00%, 06/01/14	513,805
1,000,000	State of Wisconsin Sewer Improvements Revenue Bonds, Series 2, 5.00%, 06/01/14	1,027,610
		16,843,824
Total Municipal Bonds (Cost $1,222,610,651)		1,242,359,475

111

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INVESTMENT COMPANY — 2.2%
27,772,500	SEI Daily Income Trust Government II Fund, Class A, 0.01%(e)	$27,772,500
Total Investment Company (Cost $27,772,500)		27,772,500

TOTAL INVESTMENTS — 102.0% (Cost $1,250,383,151)(a)		1,270,131,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(25,439,441)
NET ASSETS — 100.0%		$1,244,692,534

(a)	Cost for federal income tax purposes is $1,250,462,035 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$26,763,898
Unrealized depreciation	(7,093,958)
Net unrealized appreciation	$19,669,940

(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	Variable rate security. Rate shown is the rate as of October 31, 2013.
(d)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(e)	Rate shown represents current yield at October 31, 2013.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

XLCA — XL Capital Insurance

112

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2013

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND
ASSETS:
Investments, at fair value	$830,559,556	$9,534,420,483	$6,620,969,732
Foreign currency, at value (Cost $0, $0, and $5,373,319 respectively)	—	—	5,349,603
Cash	—	274	—
Due from brokers for collateral	—	3,480,000	—
Dividends and interest receivable	807,598	14,860,339	5,468,766
Receivable for Fund shares sold	345,700	7,335,201	7,854,306
Receivable for investments sold	5,704,311	40,248,601	1,754,292
Unrealized appreciation on forward foreign currency exchange contracts	—	—	136,184
Prepaid expenses	28,356	70,399	56,396
Total Assets	837,445,521	9,600,415,297	6,641,589,279
LIABILITIES:
Bank overdraft	1,473	—	21,392
Payable for Fund shares redeemed	874,844	1,900,135	1,390,772
Payable for investments purchased	—	22,407,441	9,311,532
Unrealized depreciation on forward foreign currency exchange contracts	—	1,832,828	—
Deferred tax liability payable (Note 9)	—	646,689	1,585
Accrued expenses and other payables:
Investment advisory	483,455	6,451,892	4,350,847
Administration	43,890	447,589	323,387
Shareholder servicing fee	138,828	1,573,162	1,100,145
Custody	10,412	287,450	137,701
Directors	30	268	246
Legal and Audit	15,255	90,303	101,490
Other	19,437	359,612	199,343
Total Liabilities	1,587,624	35,997,369	16,938,440
NET ASSETS	$835,857,897	$9,564,417,928	$6,624,650,839
NET ASSETS consist of:
Capital paid-in	$724,654,554	$8,264,563,611	$4,664,399,152
Accumulated undistributed net investment income	11,362,651	53,606,342	20,919,067
Accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions	(1,772,936)	(98,544,366)	238,564,446
Net unrealized appreciation on investments and foreign currency transactions	101,613,628	1,344,792,341	1,700,768,174
NET ASSETS	$835,857,897	$9,564,417,928	$6,624,650,839
Net Asset Value, maximum offering price and redemption price per share	$13.92	$12.09	$17.30
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	60,058,815	791,105,390	383,014,361
INVESTMENTS, AT COST	$728,945,928	$8,187,319,175	$4,920,379,043

See Notes to Financial Statements.

113

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2013

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]
ASSETS:
Investments, at fair value	$5,691,808,660	$1,461,028,351
Foreign currency, at value (Cost $5,610,692 and $0, respectively)	5,705,716	—
Cash	2,350	520
Segregated cash for futures contracts (Note 6)	3,080	49,059,988
Due from brokers for collateral	18,181,465	3,140,000
Structured option contracts, at value (net premium received $26,377,607 and $0, respectively)	105,267,092	—
Dividends and interest receivable	23,200,400	466,802
Receivable for Fund shares sold	1,095,078	327,444
Receivable for investments sold	51,365,654	3,870,833
Unrealized appreciation on swap contracts	10,335,160	16,972,849
Unrealized appreciation on forward foreign currency exchange contracts	26,891,752	—
Prepaid expenses	71,207	32,728
Total Assets	5,933,927,614	1,534,899,515
LIABILITIES:
Payable to brokers for collateral	49,140,000	—
Securities sold short, at value (Proceeds $5,801,531 and $0, respectively)	5,849,625	—
Written option contracts, at value (premium received $61,064,383 and $8,740,042, respectively)	74,573,207	10,014,878
Payable for Fund shares redeemed	6,001,334	537,649
Payable for investments purchased	13,967,207	9,318,092
Unrealized depreciation on swap contracts	11,469,011	21,292,289
Unrealized depreciation on forward foreign currency exchange contracts	28,678,069	—
Variation margin	—	8,092,829
Deferred tax liability payable (Note 9)	439,057	—
Accrued expenses and other payables:
Investment advisory	4,393,606	1,034,066
Administration	301,202	91,570
Shareholder servicing fee	976,781	255,401
Custody	56,327	18,752
Directors	303	80
Legal and Audit	253,870	109,080
Other	137,126	26,148
Total Liabilities	196,236,725	50,790,834
NET ASSETS	$5,737,690,889	$1,484,108,681
NET ASSETS consist of:
Capital paid-in	$5,078,586,150	$1,997,981,293
Accumulated undistributed (distributions in excess of) net investment income	173,078,588	(123,161,439)
Accumulated undistributed net realized gain/(loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	146,858,876	(416,131,834)
Net unrealized appreciation on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions	339,167,275	25,420,661
NET ASSETS	$5,737,690,889	$1,484,108,681
Net Asset Value, maximum offering price and redemption price per share	$8.24	$8.11
Number of shares authorized	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	696,574,027	183,071,306
INVESTMENTS, AT COST	$5,466,085,133	$1,422,708,452

a      Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

114

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2013

	FIXED INCOME FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$533,617,012	$1,270,131,975
Cash	919,986	59
Dividends and interest receivable	2,936,620	13,299,786
Receivable for fund shares sold	826,263	3,458,730
Receivable for investments sold	1,099,122	38,529,991
Prepaid expenses	23,571	29,121
Total Assets	539,422,574	1,325,449,662
LIABILITIES:
Payable for Fund shares redeemed	1,096,692	315,052
Payable for investments purchased	4,568,832	79,770,811
Accrued expenses and other payables:
Investment advisory	201,041	428,014
Administration	29,957	63,996
Shareholder servicing fee	44,952	104,091
Custody	6,743	15,613
Directors	22	51
Legal and Audit	15,479	22,657
Other	14,980	36,843
Total Liabilities	5,978,698	80,757,128
NET ASSETS	$533,443,876	$1,244,692,534
NET ASSETS consist of:
Capital paid-in	$530,765,621	$1,219,988,322
Accumulated undistributed net investment income	863,523	1,464,456
Accumulated undistributed net realized gain/(loss) on investments	(3,024,267)	3,490,932
Net unrealized appreciation on investments	4,838,999	19,748,824
NET ASSETS	$533,443,876	$1,244,692,534
Net Asset Value, maximum offering price and redemption price per share	$11.34	$11.96
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	47,060,952	104,070,315
INVESTMENTS, AT COST	$528,778,013	$1,250,383,151

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2013

	LARGE CAP CORE FUND	LARGE CAP STRATEGIES FUND	GLOBAL SMALL & MID CAP FUND
INVESTMENT INCOME:
Interest	$6,204	$72,194	$37,179
Dividends	21,502,439	142,169,406	109,686,722
Foreign tax withheld	(1,250,657)	(7,160,843)	(5,051,492)
Total investment income	20,257,986	135,080,757	104,672,409
EXPENSES:
Investment advisory fees	4,768,680	52,294,526	48,226,702
Shareholder servicing fees	1,390,363	12,604,881	11,347,459
Administration and Accounting fees	336,606	2,869,962	2,587,599
Custodian fees	612,588	2,585,110	1,619,187
Directors fees and expenses	33,261	295,296	272,970
Insurance premiums	16,836	34,228	38,064
Interest expense	—	712	39
Legal and Audit fees	41,580	355,132	365,015
Printing and postage fees	7,329	61,134	60,388
Registration fees	42,303	361,196	97,411
Transfer agent fees	85,326	656,684	601,810
Miscellaneous expenses	8,014	45,013	466,554
Total expenses	7,342,886	72,163,874	65,683,198
Expenses waived by Adviser (Note 7)	(389,075)	—	(2,704,759)
Net expenses	6,953,811	72,163,874	62,978,439
NET INVESTMENT INCOME	13,304,175	62,916,883	41,693,970
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	54,392,089	296,434,785	337,619,438
Foreign currency transactions	—	(11,684,206)	901,944
Net change in unrealized appreciation/(depreciation) on:
Investments	76,192,864	1,082,473,944	939,078,290
Foreign currency transactions	—	2,371,882	86,313
Deferred taxes on unrealized appreciation	—	693,245	406,272
Net realized and change in unrealized gain on investments, foreign currency transactions, net of deferred taxes	130,584,953	1,370,289,650	1,278,092,257
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$143,889,128	$1,433,206,533	$1,319,786,227

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2013

	GLOBAL OPPORTUNITIES FUND	REAL RETURN FUND[a]
INVESTMENT INCOME:
Interest	$183,087,488	$8,518,473
Dividends	39,096,636	10,069,666
Foreign tax withheld	(3,666,082)	(433,449)
Total investment income	218,518,042	18,154,690
EXPENSES:
Investment advisory fees	70,788,059	15,505,575
Shareholder servicing fees	13,782,612	3,648,371
Administration and Accounting fees	3,139,394	901,279
Custodian fees	854,719	252,838
Directors fees and expenses	338,939	89,283
Insurance premiums	47,510	24,693
Interest expense	28,255	32,965
Legal and Audit fees	791,492	212,238
Printing and postage fees	79,920	22,190
Registration fees	108,001	39,296
Transfer agent fees	742,387	203,305
Miscellaneous expenses	354,666	64,113
Total expenses	91,055,954	20,996,146
Expenses waived by Adviser (Note 7)	(8,335,099)	(892,042)
Net expenses	82,720,855	20,104,104
NET INVESTMENT INCOME	135,797,187	(1,949,414)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF DEFERRED TAXES:
Net realized gains/(loss) on:
Investments	436,916,387	(92,832,076)
Futures contracts	(4,291,170)	(141,132,388)
Swap agreements	17,801,685	(33,865,345)
Written options and structured options	(28,922,011)	(21,466,988)
Foreign currency transactions	15,968,458	(5,694,407)
Net change in unrealized appreciation/(depreciation) on:
Investments	124,253,404	(13,228,917)
Securities sold short	(48,094)	—
Futures contracts	2,122,493	(15,052,550)
Swap agreements	(12,940,711)	(1,844,937)
Written options and structured options	101,768,391	16,110,824
Foreign currency transactions	9,411,186	(12,867)
Deferred taxes on unrealized appreciation	899,706	—
Net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions, net of deferred taxes	662,939,724	(309,019,651)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$798,736,911	$(310,969,065)

a      Consolidated Statement of Operations.

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2013

	FIXED INCOME FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$9,739,242	$23,466,685
Dividends	785	2,820
Total investment income	9,740,027	23,469,505
EXPENSES:
Investment advisory fees	2,282,507	4,875,236
Shareholder servicing fees	1,016,828	2,357,278
Administration and Accounting fees	252,952	553,439
Custodian fees	76,262	176,796
Directors fees and expenses	24,775	57,140
Insurance premiums	16,420	19,295
Legal and Audit fees	36,079	68,406
Printing and postage fees	4,900	12,892
Registration fees	27,925	52,023
Transfer agent fees	66,048	135,329
Miscellaneous expenses	28,920	62,520
Total expenses	3,833,616	8,370,354
Expenses waived by Shareholder Servicing Agent (Note 7)	(508,414)	(1,178,639)
Net expenses	3,325,202	7,191,715
NET INVESTMENT INCOME	6,414,825	16,277,790
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on:
Investments	2,887,318	3,492,282
Net change in unrealized (depreciation) on:
Investments	(11,235,922)	(29,075,821)
Net realized and change in unrealized gain (loss) on investments	(8,348,604)	(25,583,539)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,933,779)	$(9,305,749)

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	LARGE CAP CORE FUND
	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012

FROM OPERATIONS:
Net investment income	$13,304,175	$9,225,549
Net realized gain on investments and foreign currency transactions	54,392,089	10,421,344
Net change in unrealized appreciation on investments, foreign currency transactions, net of deferred taxes	76,192,864	3,659,502
Net increase in net assets resulting from operations	143,889,128	23,306,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,135,002)	(1,799,045)
Capital gains	—	—
Net decrease in net assets from distributions	(11,135,002)	(1,799,045)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	221,715,814	227,451,155
Reinvestment of distributions	2,457,809	527,506
Value of capital stock redeemed	(90,779,810)	(191,061,660)
Net increase in net assets resulting from capital stock transactions	133,393,813	36,917,001
Net increase in net assets	266,147,939	58,424,351
NET ASSETS:
Beginning of year	569,709,958	511,285,607
End of year	$835,857,897	$569,709,958
Undistributed net investment income	$11,362,651	$9,193,478
CAPITAL SHARE TRANSACTIONS:
Shares sold	17,739,595	20,630,526
Shares issued as reinvestment of distributions	215,023	48,798
Shares redeemed	(7,299,289)	(17,232,357)
Net increase in shares outstanding	10,655,329	3,446,967

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

LARGE CAP STRATEGIES FUND		GLOBAL SMALL & MID CAP FUND
FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012

$62,916,883	$30,708,125	$41,693,970	$37,392,195
284,750,579	24,595,187	338,521,382	301,023,862

1,085,539,071	183,749,867	939,570,875	9,184,903
1,433,206,533	239,053,179	1,319,786,227	347,600,960

(31,236,691)	(39,492,778)	(53,962,533)	(31,191,443)
—	—	(308,581,562)	(218,242,882)

(31,236,691)	(39,492,778)	(362,544,095)	(249,434,325)

4,412,084,033	2,207,393,313	1,221,264,931	691,698,417
6,248,916	948,386	166,234,045	129,458,271
(401,688,793)	(706,812,556)	(596,996,996)	(780,043,597)

4,016,644,156	1,501,529,143	790,501,980	41,113,091
5,418,613,998	1,701,089,544	1,747,744,112	139,279,726

4,145,803,930	2,444,714,386	4,876,906,727	4,737,627,001
$9,564,417,928	$4,145,803,930	$6,624,650,839	$4,876,906,727
$53,606,342	$24,504,344	$20,919,067	$29,389,536

400,408,125	236,820,110	77,399,999	47,651,396
629,297	108,895	11,170,334	9,666,744
(37,825,445)	(76,962,480)	(38,618,589)	(54,591,296)
363,211,977	159,966,525	49,951,744	2,726,844

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	GLOBAL OPPORTUNITIES FUND		REAL RETURN FUND[a]
	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012

FROM OPERATIONS:
Net investment income (loss)	$135,797,187	$159,809,632	$(1,949,414)	$7,595,894
Net realized gain/(loss) on investments, swap agreements, futures contracts, written options and foreign currency transactions	437,473,349	34,175,782	(294,991,204)	(256,608,817)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, written options, swap agreements, foreign currency transactions, net of deferred taxes	225,466,375	241,288,141	(14,028,447)	64,468,039
Net increase/(decrease) in net assets resulting from operations	798,736,911	435,273,555	(310,969,065)	(184,544,884)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(163,276,522)	(219,141,690)	(5,157,087)	(6,986,284)
Capital gains	—	—	—	—
Net decrease in net assets from distributions	(163,276,522)	(219,141,690)	(5,157,087)	(6,986,284)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,204,076,069	3,236,280,105	323,475,277	623,406,611
Reinvestment of distributions	33,120,452	49,818,157	1,088,907	1,706,123
Value of capital stock redeemed	(3,158,108,066)	(863,081,781)	(661,257,516)	(1,044,524,425)
Net increase/(decrease) in net assets resulting from capital stock transactions	(1,920,911,545)	2,423,016,481	(336,693,332)	(419,411,691)
Net increase/(decrease) in net assets	(1,285,451,156)	2,639,148,346	(652,819,484)	(610,942,859)
NET ASSETS:
Beginning of year	7,023,142,045	4,383,993,699	2,136,928,165	2,747,871,024
End of year	$5,737,690,889	$7,023,142,045	$1,484,108,681	$2,136,928,165
Undistributed (distributions in excess of) net investment income	$173,078,588	$141,482,022	$(123,161,439)	$(117,705,731)
CAPITAL SHARE TRANSACTIONS:
Shares sold	154,325,187	445,049,456	35,988,523	64,888,854
Shares issued as reinvestment of distributions	4,381,012	7,350,425	115,595	187,486
Shares redeemed	(397,443,741)	(123,098,643)	(76,030,274)	(110,753,944)
Net increase/(decrease) in shares outstanding	(238,737,542)	329,301,238	(39,926,156)	(45,677,604)

[a]	Consolidated Statements of Changes in Net Assets.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012	FOR THE YEAR ENDED OCTOBER 31, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012

$6,414,825	$7,962,938	$16,277,790	$15,838,194

2,887,318	6,094,287	3,492,282	10,395,767

(11,235,922)	2,081,185	(29,075,821)	22,320,353

(1,933,779)	16,138,410	(9,305,749)	48,554,314

(9,890,144)	(11,049,872)	(16,152,315)	(15,863,357)
(2,479,758)	(9,905,390)	(10,396,746)	(2,446,002)
(12,369,902)	(20,955,262)	(26,549,061)	(18,309,359)

131,107,149	114,856,245	398,698,328	323,340,721
4,461,930	9,968,752	6,284,050	4,261,508
(79,132,798)	(85,762,113)	(223,184,771)	(195,153,277)

56,436,281	39,062,884	181,797,607	132,448,952
42,132,600	34,246,032	145,942,797	162,693,907

491,311,276	457,065,244	1,098,749,737	936,055,830
$533,443,876	$491,311,276	$1,244,692,534	$1,098,749,737

$863,523	$823,077	$1,464,456	$1,338,981

11,454,110	9,903,721	32,967,330	26,443,791
388,898	867,348	515,396	351,244
(6,909,641)	(7,380,916)	(18,488,565)	(15,975,282)
4,933,367	3,390,153	14,994,161	10,819,753

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Large Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.53	$11.13	$11.48	$10.67	$9.99

Investment operations:
Net investment income	0.24 [a]	0.19 [a]	0.06 [a]	0.05 [a]	0.07 [a]
Net realized and unrealized gains/(losses) on investments	2.38	0.25	(0.35)	0.79	0.65
Total from investment operations	2.62	0.44	(0.29)	0.84	0.72

Distributions:
Net investment income	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)
Net realized gains	—	—	—	—	—
Total distributions	(0.23)	(0.04)	(0.06)	(0.03)	(0.04)
Net asset value, end of year	$13.92	$11.53	$11.13	$11.48	$10.67
Total return	23.1%	3.9%	(2.6)%	7.9%	7.3%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$835,858	$569,710	$511,286	$533,919	$417,298
Ratio of expenses to average net assets before expense waivers	1.06%	1.07%	1.00%[b]	1.01%	1.03%
Ratio of expenses to average net assets after expense waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.91%	1.69%	0.46%	0.41%	0.75%
Portfolio turnover rate	63%	86%	72%	64%	68%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$9.69	$9.12	$10.11	$8.95	$7.96

Investment operations:
Net investment income	0.11 [a]	0.09 [a]	0.13 [a]	0.09 [a]	0.11 [a]
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	2.36	0.63	(1.04)	1.20	1.08
Total from investment operations	2.47	0.72	(0.91)	1.29	1.19

Distributions:
Net investment income	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)
Net realized gains	—	—	—	—	—
Total distributions	(0.07)	(0.15)	(0.08)	(0.13)	(0.20)
Net asset value, end of year	$12.09	$9.69	$9.12	$10.11	$8.95
Total return	25.7%	8.0%	(9.1)%	14.6%	15.5%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$9,564,418	$4,145,804	$2,444,714	$2,598,797	$2,044,236
Ratio of expenses to average net assets before expense waivers	1.15%[b]	1.18%	1.08%	1.09%	1.11%
Ratio of expenses to average net assets after expense waivers	1.15%	1.15%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	1.00%	0.93%	1.29%	1.02%	1.36%
Portfolio turnover rate	42%	55%	158%[c]	64%	86%

[a]	Calculated using the average shares method for the period.
[b]	There were no voluntary fee reductions during the period.
[c]	The significant increase in rate is due to repositioning in October 2011 to reflect change in investment strategy.

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$14.64	$14.34	$14.78	$12.05	$9.83

Investment operations:
Net investment income	0.12 [a]	0.11 [a]	0.09 [a]	0.04 [a]	0.02 [a]
Net realized and unrealized gains/(losses) on investments, foreign currency transactions and deferred taxes	3.61	0.95	0.14	2.79	2.23
Total from investment operations	3.73	1.06	0.23	2.83	2.25

Distributions:
Net investment income	(0.16)	(0.10)	(0.08)	(0.10)	(0.03)
Net realized gains	(0.91)	(0.66)	(0.59)	—	—
Total distributions	(1.07)	(0.76)	(0.67)	(0.10)	(0.03)
Net asset value, end of year	$17.30	$14.64	$14.34	$14.78	$12.05
Total return	26.8%	8.0%	1.3%	23.7%	22.9%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$6,624,651	$4,876,907	$4,737,627	$4,147,915	$3,219,533
Ratio of expenses to average net assets before expense waivers	1.16%[b]	1.17%[b]	1.18%[b]	1.14%[b]	1.11%[b]
Ratio of expenses to average net assets after expense waivers	1.11%	1.11%	1.11%	1.11%	1.11%
Ratio of net investment income to average net assets	0.73%	0.78%	0.62%	0.34%	0.21%
Portfolio turnover rate	31%	28%	37%	39%	30%

[a]	Calculated using the average shares method for the period.
[b]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Global Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$7.51	$7.23	$7.99	$6.98	$6.58

Investment operations:
Net investment income	0.15 [a]	0.22 [a]	0.32 [a]	0.40 [a]	0.30 [a]
Net realized and unrealized gains/(losses) on investments, securities sold short, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	0.76	0.41	(0.48)	0.78	0.65
Total from investment operations	0.91	0.63	(0.16)	1.18	0.95

Distributions:
Net investment income	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)
Total distributions	(0.18)	(0.35)	(0.60)	(0.17)	(0.55)
Net asset value, end of year	$8.24	$7.51	$7.23	$7.99	$6.98
Total return	12.3%	9.4%	(2.4)%	17.2%	16.3%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$5,737,691	$7,023,142	$4,383,994	$4,033,365	$3,017,633
Ratio of expenses to average net assets before expense waivers	1.32%[b]	1.35%[b]	1.36%[b]	1.30%[b]	1.33%[b]
Ratio of expenses to average net assets after expense waivers	1.20%	1.20%	1.20%	1.20%	1.22%
Ratio of net investment income to average net assets	1.97%	3.09%	4.07%	5.46%	4.70%
Portfolio turnover rate	61%	122%	84%	62%	111%

[a]	Calculated using the average shares method for the period.
[b]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Real Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013[a]	2012[a]	2011[a]	2010[a]	2009[a]
Net asset value, beginning of year	$9.58	$10.23	$10.50	$9.52	$8.34

Investment operations:
Net investment income (loss)	(0.01)[c]	0.03 [c]	0.00 [b,c]	0.02 [c]	0.00 [b,c]
Net realized and unrealized gains/(losses) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(1.44)	(0.65)	0.42	1.05	1.39
Total from investment operations	(1.45)	(0.62)	0.42	1.07	1.39

Distributions:
Net investment income	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)
Net realized gains	—	—	—	—	—
Total distributions	(0.02)	(0.03)	(0.69)	(0.09)	(0.21)
Net asset value, end of year	$8.11	$9.58	$10.23	$10.50	$9.52
Total return	(15.1)%	(6.1)%	3.9%	11.3%	17.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,484,109	$2,136,928	$2,747,871	$1,972,934	$1,605,227
Ratio of expenses to average net assets before expense waivers	1.15%[d]	1.16%[d]	1.15%[d]	1.10%[d]	1.10%[d]
Ratio of expenses to average net assets after expense waivers	1.10%	1.10%	1.10%	1.08%	1.10%
Ratio of net investment income to average net assets	(0.11)%	0.31%	(0.03)%	0.18%	0.00%[e]
Portfolio turnover rate	82%	83%	109%	64%	75%

[a]	Consolidated Financial Highlights.
[b]	Less than $0.01 or $(0.01) per share.
[c]	Calculated using the average shares method for the period.
[d]	When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense back to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expense ratio.
[e]	Less than 0.01%.

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$11.66	$11.80	$11.94	$11.77	$11.08

Investment operations:
Net investment income	0.14 [a]	0.20 [a]	0.27 [a]	0.31 [a]	0.38 [a]
Net realized and unrealized gains/(losses) on investments	(0.18)	0.20	(0.06)	0.45	0.83
Total from investment operations	(0.04)	0.40	0.21	0.76	1.21

Distributions:
Net investment income	(0.22)	(0.28)	(0.32)	(0.48)	(0.39)
Net realized gains	(0.06)	(0.26)	(0.03)	(0.11)	(0.13)
Total distributions	(0.28)	(0.54)	(0.35)	(0.59)	(0.52)
Net asset value, end of year	$11.34	$11.66	$11.80	$11.94	$11.77
Total return	(0.3)%	3.5%	1.9%	6.7%	11.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$533,444	$491,311	$457,065	$427,445	$306,888
Ratio of expenses to average net assets before expense waivers	0.75%	0.76%	0.76%	0.78%	0.80%
Ratio of expenses to average net assets after expense waivers	0.65%	0.66%	0.66%	0.68%	0.70%
Ratio of net investment income to average net assets	1.26%	1.69%	2.29%	2.63%	3.31%
Portfolio turnover rate	78%	64%	76%	26%	37%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2013	2012	2011	2010	2009
Net asset value, beginning of year	$12.33	$11.96	$12.19	$11.76	$10.82

Investment operations:
Net investment income	0.17 [a]	0.19 [a]	0.21 [a]	0.37 [a]	0.37 [a]
Net realized and unrealized gains/(losses) on investments	(0.25)	0.40	(0.16)	0.49	0.91
Total from investment operations	(0.08)	0.59	0.05	0.86	1.28

Distributions:
Net investment income	(0.17)	(0.19)	(0.22)	(0.43)	(0.34)
Net realized gains	(0.12)	(0.03)	(0.06)	—	—
Total distributions	(0.29)	(0.22)	(0.28)	(0.43)	(0.34)
Net asset value, end of year	$11.96	$12.33	$11.96	$12.19	$11.76
Total return	(0.7)%	5.0%	0.5%	7.4%	12.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,244,693	$1,098,750	$936,056	$787,486	$527,042
Ratio of expenses to average net assets before expense waivers	0.71%	0.73%	0.73%	0.76%	0.79%
Ratio of expenses to average net assets after expense waivers	0.61%	0.63%	0.63%	0.66%	0.69%
Ratio of net investment income to average net assets	1.38%	1.55%	1.79%	3.09%	3.21%
Portfolio turnover rate	51%	34%	64%	20%	10%

[a]	Calculated using the average shares method for the period.

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Notes To Financial Statements
October 31, 2013

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At October 31, 2013, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Core Fund (“Large Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real capital appreciation in inflationary environments.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Real Return Fund:

The consolidated financial statements of the Real Return Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Real Return Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on November 7, 2008. The Real Return Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission, (the “CFTC”) and is operated by Bessemer Investment Management LLC (“BIM”) (“Adviser”), a commodity pool operator registered with the CFTC effective, January 1, 2013. BIM has claimed an exemption under CFTC Rule 4.7 on behalf of the Subsidiary on January 2, 2013. The Real Return Fund seeks to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary has the same investment goal as the Real Return Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Real Return Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Real Return Fund. The portion of the Real Return Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Real Return Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. As of October 31, 2013, the Subsidiary represented $265,407,207, or 17.88% of the Real Return Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions

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that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A.Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at the most recently calculated net asset value (“NAV”).

Securities traded in the over-the-counter market are valued at the mean of the current bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

U.S. government obligations and other debt instruments having 60 days or less remaining until maturity at acquisition are valued at amortized cost when such value reflects fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved as reliable by the Board. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities.

All other investment assets and liabilities, including derivatives, restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such investments or other assets and liabilities. Fair value methods can include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. Real assets (i.e., assets not constituting securities or securities whose value is determined by underlying real assets), including collectibles such as coins, for which there is no readily available market quotation are valued on the basis of appraised value as determined by an independent appraiser selected by the Funds’ Investment Adviser, BIM. Appraisals are obtained on an ongoing, periodic basis in order to assure current valuations; appraisals generally are obtained not less frequently than quarterly and appraised values may be updated between appraisals on the basis of reported industry benchmarks. Derivative contracts and instruments are valued on the basis of industry-standard pricing information, including counterparty valuation quotations, industry inputs for market standard pricing models and generally available dealer quotations, subject to the review and confirmation by BIM where appropriate.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds may use a pricing service authorized by the Board that has been designated to determine fair value. The Funds that invest in certain foreign securities that trade in non-U.S. markets may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. investments. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: government actions; natural disasters; armed conflict; act of terrorism and similar situations; and significant market fluctuations. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The Large Cap Strategies Fund, Global Small & Mid Cap Fund and the Global Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 22 days during the year ended October 31, 2013. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day

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when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2013, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the year ended October 31, 2013.

The fair value of investments is determined in accordance with the valuation procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies for derivatives and all other types of investments on a quarterly basis. The Pricing Committee is charged with the responsibility to determine the fair value of certain investments for which market quotations are not readily available. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased and sold, the type of investment, financial statements and company filings, lack of marketability, the cost and date of purchase, recommendation of the Adviser and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy. These valuation methods may require subjective determinations about the value of an investment. While the Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects investment values as of the time of pricing, the Funds cannot guarantee that values determined by the Pricing Committee would accurately reflect the price that the Funds could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the investments were sold.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable, (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the year ended October 31, 2013, there were no in-kind payments received by the Global Opportunities Fund with respect to PIK securities.

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D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) on investments, securities sold short, swap agreements, futures contracts, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold Short. The Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily.

F. Collectibles. The Real Return Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The values of the collectible coins and sets of coins held by the Real Return Fund are appraised on a quarterly basis by an independent professional coin appraiser, who uses market auction data, among other factors, to determine each coin’s and set of coins’ current value. Between these quarterly appraisals, each coin and set of coins is valued weekly via information in the Coin Dealer Newsletter based on the price movement of a basket of like coins identified by BIM. The Real Return Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2013, the Real Return Fund held $34,925,700, or 2.35% of net assets, in collectibles.

G. Commodities. The Real Return Fund and its Subsidiary may invest in commodities. In order to gain exposure to the commodities markets, the Real Return Fund, through its Subsidiary, may invest directly in physical commodities in addition to indirect investments in commodities-linked or related instruments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

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H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Global Opportunities Fund, Real Return Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Global Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Global Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund and Municipal Bond Fund and at least annually for the Large Cap Core Fund, Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund and Real Return Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

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N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Funds’ Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Investments in Securities Assets:
Large Cap Core Fund
Equity Securities	$802,051,556	(a)	$—		$—	$802,051,556
Investment Company	28,508,000		—		—	28,508,000
Total	$830,559,556		$—		$—	$830,559,556

Large Cap Strategies Fund
Equity Securities:(b)	$8,713,305,893	(a)	$66,381,459	(a)	$—	$8,779,687,352
Exchange Traded Funds	416,043,300	(a)	—		—	416,043,300
U.S. Government Agencies	—		117,844,816		—	117,844,816
U.S. Government Securities	—		24,999,915		—	24,999,915
Cash Sweep	195,845,100		—		—	195,845,100
Other Financial Instruments - Liabilities*
Foreign currency exchange contracts	—		(1,832,828)		—	(1,832,828)
Total	$9,325,194,293		$207,393,362		$—	$9,532,587,655
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October 31, 2013

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Global Small & Mid Cap Fund
Equity Securities:(b)
Australia	$132,423,352	$82,076	$13,192	$132,518,620
Austria	14,637,949	—	—	14,637,949
Bahamas	93,367	—	—	93,367
Belgium	16,588,951	—	—	16,588,951
Bermuda	45,475,015	—	—	45,475,015
Brazil	56,155,094	—	—	56,155,094
Cambodia	229,031	—	—	229,031
Canada	139,937,695	—	—	139,937,695
Cayman Islands	40,650	—	—	40,650
Chile	5,694,916	—	—	5,694,916
China	72,030,959	—	218,541	72,249,500
Columbia	36,493	—	—	36,493
Cyprus	721,443	—	—	721,443
Denmark	38,167,632	—	—	38,167,632
Faeroe Islands	55,350	—	—	55,350
Finland	32,782,465	—	—	32,782,465
France	128,000,893	—	—	128,000,893
Gabon	35,322	—	—	35,322
Germany	192,068,911	—	—	192,068,911
Gibraltar	304,705	—	—	304,705
Greece	2,551,764	—	5	2,551,769
Guernsey	5,416,696	—	—	5,416,696
Hong Kong	97,731,184	31,805	2,031,555	99,794,544
Hungary	1,107,065	—	—	1,107,065
India	57,604,966	—	16,652	57,621,618
Indonesia	24,571,471	—	4,757	24,576,228
Ireland	143,117,656	665,087	—	143,782,743
Isle of Man	73,607	—	—	73,607
Israel	121,997,703	—	—	121,997,703
Italy	33,668,135	—	—	33,668,135
Japan	295,290,772	—	433,242	295,724,014
Jersey Channel Islands	1,367,203	—	—	1,367,203
Liechtenstein	103,528	—	—	103,528
Luxembourg	14,103,098	—	—	14,103,098
Malaysia	43,208,553	—	232	43,208,785
Malta	377,481	—	—	377,481
Mexico	29,840,178	45,208	8,077	29,893,463
Netherlands	71,358,551	—	—	71,358,551
New Zealand	23,422,681	—	—	23,422,681
Norway	13,094,948	—	—	13,094,948
Peru	4,596,345	—	—	4,596,345
Philippines	14,561,785	—	1,511	14,563,296
Poland	8,084,845	—	—	8,084,845
Portugal	3,580,406	—	—	3,580,406
Qatar	2,270,653	—	—	2,270,653
Russia	—	—	101,777	101,777
Singapore	105,825,730	—	—	105,825,730
South Africa	35,043,403	—	—	35,043,403
South Korea	91,356,191	—	420,587	91,776,778
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October 31, 2013

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(d)	Total
Spain	$34,105,971	$737	$—	$34,106,708
Sweden	50,416,381	—	—	50,416,381
Switzerland	100,710,010	—	—	100,710,010
Taiwan	77,712,443	—	512,347	78,224,790
Thailand	19,104,059	3,219,881	—	22,323,940
Turkey	8,965,656	—	—	8,965,656
United Arab Emirates	2,877,376	—	—	2,877,376
United Kingdom	557,048,584	—	2,556	557,051,140
United States	2,836,042,643	—	—	2,836,042,643
Total Equities	$5,807,789,914	$4,044,794	$3,765,031	$5,815,599,739
Exchange Traded Funds	636,998,906	—	—	636,998,906
Investment Company	26,264,500	—	—	26,264,500
Rights/Warrants
Australia	—	13,366	—	13,366
Italy	989	—	—	989
Malaysia	214,470	—	—	214,470
Total Rights/Warrants	$215,459	$13,366	$—	$228,825
U.S. Government Agencies	—	2,999,860	—	2,999,860
Cash Sweep	138,877,902	—	—	138,877,902
Other financial instruments - Assets*:
Foreign currency exchange contracts	—	136,184	—	136,184
Total	$6,610,146,681	$7,194,204	$3,765,031	$6,621,105,916

Global Opportunities Fund
Equity Securities:(b)
Australia	$17,019,695	$—	$—	$17,019,695
Austria	5,337,291	—	—	5,337,291
Bermuda	23,196,638	—	—	23,196,638
Brazil	2,827,226	—	—	2,827,226
Canada	33,945,096	—	—	33,945,096
Cayman Islands	796,119	—	—	796,119
China	6,597,435	—	—	6,597,435
Finland	10,080,230	—	—	10,080,230
France	24,929,294	—	—	24,929,294
Germany	13,934,854	—	—	13,934,854
Greece	9,941,921	—	—	9,941,921
Guernsey	857,666	—	—	857,666
Hong Kong	24,426,629	—	—	24,426,629
India	925,905	—	—	925,905
Indonesia	366,620	—	—	366,620
Ireland	25,476,698	—	—	25,476,698
Israel	7,418,000	—	—	7,418,000
Italy	21,252,119	—	—	21,252,119
Japan	87,728,679	—	—	87,728,679
Jersey Channel Islands	869,048	—	—	869,048
Malaysia	19,627,467	—	—	19,627,467
New Zealand	2,437,085	—	—	2,437,085
Norway	5,722,259	—	—	5,722,259
Pakistan	1,829,988	—	—	1,829,988
Philippines	399,302	—	—	399,302
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Old Westbury Funds, Inc.
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October 31, 2013

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)		Total
Poland	$2,049,468		$—		$—		$2,049,468
Puerto Rico	554,162		—		—		554,162
Singapore	15,797,249		—		—		15,797,249
South Korea	10,086,092		—		—		10,086,092
Sweden	16,324,864		—		—		16,324,864
Switzerland	20,082,173		—		—		20,082,173
Taiwan	12,594,768		—		—		12,594,768
Thailand	417,481		1,434,554		—		1,852,035
Turkey	1,910,104		—		—		1,910,104
United Kingdom	31,483,083		—		—		31,483,083
United States	690,636,746		—		258,750		690,895,496
Total Equities	$1,149,879,454		$1,434,554		$258,750		$1,151,572,758
Exchange Traded Funds	35,796,499	(a)	—		—		35,796,499
Preferred Stock	2,437,500	(a)	—		—		2,437,500
Bank Loans	—		91,930,028	(a)	—		91,930,028
Corporate Bonds	—		775,854,982	(a)	12,752,267	(c)	788,607,249
Government Bonds	—		553,854,811	(a)	—		553,854,811
Asset-Backed Securities	—		125,199,727	(a)	—		125,199,727
Non-Agency Mortgage-Backed Securities	—		731,354,324	(a)	—		731,354,324
U.S. Government Agencies	—		1,757,375,307		—		1,757,375,307
U.S. Government Securities	—		246,997,054		—		246,997,054
Cash Sweep	206,683,403		—		—		206,683,403
Securities Sold Short	—		(5,849,625)		—		(5,849,625)

Other financial instruments - Assets*:
Equity contracts	—		124,213,400		—		124,213,400
Foreign exchange currency contracts	—		27,304,621		—		27,304,621
Other financial instruments - Liabilities*:
Commodity contracts	(1,069,874)		—		—		(1,069,874)
Equity contracts	(74,555,159)		(18,434,354)		—		(92,989,513)
Interest rate contracts	—		(547,327)		—		(547,327)
Foreign exchange currency contracts	—		(30,207,461)		—		(30,207,461)
Total	$1,319,171,823		$4,380,480,041		$13,011,017		$5,712,662,881

Real Return Fund
Equity Securities	$561,450,675	(a)	$—		$—		$561,450,675
Collectible Coins	—		34,925,700		—		34,925,700
Commodities	129,261,740	(a)	—		—		129,261,740
Asset-Backed Securities	—		123,890,000	(a)	—		123,890,000
U.S. Government Agencies	—		542,093,181		—		542,093,181
U.S. Government Securities	—		62,997,163		—		62,997,163
Cash Sweep	5,165,692		—		—		5,165,692
Other financial instruments - Assets*:
Commodity contracts	9,561,062		16,972,849		—		26,533,911
Other financial instruments - Liabilities*:
Commodity contracts	(22,142,950)		(24,786,167)		—		(46,929,117)
Total	$683,296,219		$756,092,726		$—		$1,439,388,945

Fixed Income Fund
Corporate Bonds	$—		$279,162,496	(a)	$—		$279,162,496
Asset-Backed Securities	—		35,327,784	(a)	—		35,327,784

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October 31, 2013

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(d)	Total
Municipal Bonds	$—		$28,866,437	(a)	$—	$28,866,437
Collateralized Mortgage Obligations	—		3,376,369	(a)	—	3,376,369
U.S. Government Agencies	—		51,619,281		—	51,619,281
U.S. Government Securities	—		121,309,201		—	121,309,201
Government Bonds	—		9,303,844	(a)	—	9,303,844
Investment Company	4,651,600	(a)	—		—	4,651,600
Total	$4,651,600		$528,965,412		$—	$533,617,012

Municipal Bond Fund
Municipal Bonds	$—		$1,242,359,475	(a)	$—	$1,242,359,475
Investment Company	27,772,500		—		—	27,772,500
Total	$27,772,500		$1,242,359,475		$—	$1,270,131,975

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At October 31, 2013, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A). Certain investments for the Global Small & Mid Cap Fund were transferred into Level 2 in the amount of $4,276,005 and out of Level 2 in the amount of $668,859.
(c)	Represents securities as disclosed in the Bermuda, Hong Kong and the United States sections of the Fund’s Portfolio of Investments.
(d)	The Global Small & Mid Cap Fund and Global Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value as well as a change in NAV less than 1% of NAV for the respective Fund for the period ended October 31, 2013. There were transfers into Level 3 of $2,475,020 and $0 and out of Level 3 in the amount of $569,772 and $801,002 for the Global Small & Mid Cap Fund and the Global Opportunities Fund respectively. In addition, there were no significant purchases and sales during the period. As of October 31, 2013, the percentage of NAV was 0.06% and 0.23% for the Global Small & Mid Cap Fund and Global Opportunities Fund, respectively.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In January 2013, the FASB issued Accounting Standards Update No. 2013-1 (“ASU 2013-1”) that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

In June 2013, FASB issued Accounting Standards update No. 2013-8 “Investment Companies: Amendments to the scope measurement, and disclosure requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s

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October 31, 2013

investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. As of October 31, 2013, all derivatives in a net liability position are fully collateralized.

When counterparties post cash collateral with respect to various derivative transactions, a Fund invests the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses and expense ratio in the Financial Highlights.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

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October 31, 2013

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2013
	Derivative Assets		Derivative Liabilities
Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$1,832,828
Total		$—		$1,832,828
Global Small & Mid Cap Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$136,184	Unrealized depreciation on forward foreign currency exchange contracts	$—
Total		$136,184		$—
Global Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk		$—	Unrealized depreciation on swap contracts	$547,327
Equity Risk	Unrealized appreciation on swap contracts	9,922,291	Unrealized depreciation on swap contracts	9,392,289
			Written option contracts, at value	74,573,207
	Structured option contracts, at value	114,291,109	Structured option contracts, at value	9,024,017
Foreign Currency Exchange Risk	Unrealized appreciation on swap contracts	412,869	Unrealized depreciation on swap contracts	1,529,392
	Unrealized appreciation on forward foreign currency exchange contracts	26,891,752	Unrealized depreciation on forward foreign currency exchange contracts	28,678,069
Total		$151,518,021		$123,744,301
Real Return Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Risk	Unrealized appreciation on swap contracts	$16,972,849	Unrealized depreciation on swap contracts	$21,292,289
			Variation Margin	8,092,829
	Investments, at value (purchased options)	1,244,200	Written option contracts, at value	10,014,878
Total		$18,217,049		$39,399,996

	The Effect of Derivative Instruments on the Statements of Operations
	Year Ended October 31, 2013
	Net Realized Gain (Loss) from Derivatives Recognized in Income

Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(9,106,012)	$(9,106,012)
Total	$—	$—	$—	$(9,106,012)	$(9,106,012)

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$1,802,087	$1,802,087
Total	$—	$—	$—	$1,802,087	$1,802,087

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$(944,274)	$—	$—	$(944,274)
Interest Rate Risk	—	—	23,052	—	23,052
Equity Risk	198,923,506	(3,346,896)	17,778,633	—	213,355,243
Foreign Currency Exchange Risk	—	—	—	28,405,131	28,405,131
Total	$198,923,506	$(4,291,170)	17,801,685	$28,405,131	$240,839,152
141

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October 31, 2013

	The Effect of Derivative Instruments on the Statements of Operations
	Year Ended October 31, 2013
	Net Realized Gain (Loss) from Derivatives Recognized in Income
Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$(69,428,038)	$(141,132,388)	$(33,865,345)	$—	$(244,425,771)
Foreign Currency Exchange Risk	—	—	—	(5,924,099)	(5,924,099)
Total	$(69,428,038)	$(141,132,388)	$(33,865,345)	$(5,924,099)	$(250,349,870)

	Net Change in Unrealized Appreciation/Depreciation
	on Derivatives Recognized in Income
Large Cap Strategies Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$(2,027,614)	$(2,027,614)
Total	$—	$—	$—	$(2,027,614)	$(2,027,614)

Global Small & Mid Cap Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$9,141	$9,141
Total	$—	$—	$—	$9,141	$9,141

Global Opportunities Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$—	$790,476	$—	$—	$790,476
Interest Rate Risk	—	—	(547,327)	—	(547,327)
Equity Risk	101,768,391	1,332,017	(11,992,201)	—	91,108,207
Foreign Currency Exchange Risk	—	—	(401,183)	9,380,446	8,979,263
Total	$101,768,391	$2,122,493	$(12,940,711)	$9,380,446	$100,330,619

Real Return Fund	Options	Futures Contracts	Swaps	Foreign Currency Exchange Contracts	Total
Commodity Risk	$38,363,942	$(15,052,550)	$(1,844,937)	$—	$21,466,455
Total	$38,363,942	$(15,052,550)	$(1,844,937)	$—	$21,466,455

For the year ended October 31, 2013, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Global Small & Mid Cap Fund	Global Opportunities Fund	Real Return Fund
Structured Options (Notional Amounts)	$—	$—	$2,429,381,885	$—
Purchased Options (Cost $)	—	—	—	15,211,671
Written Options (Premium Received $)	—	—	91,985,939	11,646,329
Futures Long Position (Notional Amounts)	—	—	1,164,025	900,555,411
Futures Short Position (Notional Amounts)	—	—	88,750	262,711,787
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	80,382,220	—	1,434,595,239	—
Forward Currency Contracts Sold (U.S. Dollar Amounts)	356,758,704	28,520,270	1,496,626,256	—
Currency Swaps (Notional Amount in U.S. Dollars)	—	—	437,500	—
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	27,274,592	—
Interest Rate Swaps (Notional Amount in U.S. Dollars)	—	—	6,262,500	—
Index Swaps as buyer (Notional Amount in U.S. Dollars)	—	—	—	356,922,661
Index Swaps as writer (Notional Amount in U.S. Dollars)	—	—	—	221,256,513

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to

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October 31, 2013

the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

As of October 31, 2013, the Large Cap Strategies Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	128,518,271	Euro	96,000,000	Barclays Plc	11/25/13	$(1,832,828)
						$(1,832,828)

As of October 31, 2013, the Global Small & Mid Cap Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	19,548,742	Australian Dollar	20,680,000	Citigroup, Inc.	01/31/14	$123,683
U.S. Dollar	9,075,727	New Zealand Dollar	11,044,000	Citigroup, Inc.	01/31/14	12,501
						$136,184

As of October 31, 2013, the Global Opportunities Fund had the following open Forwards:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	10,000,000	United Kingdom Pound	6,454,695	Bank of New York Mellon Corp.	11/13/13	$(348,532)
United Kingdom Pound	6,487,440	U.S. Dollar	10,463,268	Bank of New York Mellon Corp.	11/15/13	(62,392)
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Old Westbury Funds, Inc.
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October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	10,558,293	Japanese Yen	1,028,420,000	Bank of New York Mellon Corp.	11/19/13	$98,460
U.S. Dollar	10,505,468	Japanese Yen	1,024,530,000	Bank of New York Mellon Corp.	11/19/13	85,199
U.S. Dollar	9,934,422	Japanese Yen	982,266,000	Bank of New York Mellon Corp.	12/27/13	(59,178)
U.S. Dollar	5,176,399	Euro	3,784,258	Bank of New York Mellon Corp.	01/21/14	37,702
Swedish Krona	164,370,000	U.S. Dollar	25,765,463	Bank of New York Mellon Corp.	01/24/14	(452,789)
U.S. Dollar	16,359,740	Japanese Yen	1,605,540,000	Bank of New York Mellon Corp.	01/24/14	22,166
Euro	3,748,337	U.S. Dollar	5,167,082	Barclays Plc	11/04/13	(77,718)
U.S. Dollar	423,789	Euro	325,538	Barclays Plc	11/05/13	(18,217)
Euro	40,000,000	Swedish Krona	352,305,920	Barclays Plc	11/06/13	(49,065)
Swedish Krona	925,920	U.S. Dollar	143,571	Barclays Plc	11/06/13	(704)
U.S. Dollar	18,000,000	Indian Rupee	1,178,280,000	Barclays Plc	11/21/13	(833,941)
U.S. Dollar	25,000,000	Malaysian Ringgit	82,825,000	Barclays Plc	11/25/13	(1,010,398)
Japanese Yen	10,108,100,000	U.S. Dollar	102,722,192	Barclays Plc	11/26/13	88,578
South African Rand	185,000,000	U.S. Dollar	18,224,805	Barclays Plc	11/29/13	128,144
U.S. Dollar	12,526,772	Japanese Yen	1,218,414,000	Barclays Plc	11/29/13	133,947
Malaysian Ringgit	171,210,010	U.S. Dollar	51,615,921	Barclays Plc	12/03/13	2,126,488
Singapore Dollar	12,245,500	U.S. Dollar	9,562,315	Barclays Plc	12/09/13	295,789
U.S. Dollar	35,455,743	Euro	27,004,537	Barclays Plc	12/09/13	(1,212,262)
U.S. Dollar	4,930,082	South African Rand	50,240,000	Barclays Plc	12/17/13	(38,268)
Mexican Peso	65,642,500	U.S. Dollar	5,004,231	Barclays Plc	12/27/13	3,571
Singapore Dollar	12,639,950	U.S. Dollar	10,071,954	Barclays Plc	12/27/13	103,845
Swedish Krona	67,138,700	U.S. Dollar	10,428,031	Barclays Plc	12/27/13	(82,259)
U.S. Dollar	10,081,852	Japanese Yen	996,950,000	Barclays Plc	12/27/13	(61,144)
U.S. Dollar	34,036,263	Japanese Yen	3,355,781,500	Barclays Plc	12/27/13	(105,548)
U.S. Dollar	28,359,243	Euro	20,855,804	Barclays Plc	01/10/14	39,360
Singapore Dollar	18,897,120	U.S. Dollar	15,213,235	Barclays Plc	01/17/14	336
U.S. Dollar	8,988,761	Japanese Yen	886,335,000	Barclays Plc	01/17/14	(30,009)
U.S. Dollar	1,126,398	Euro	857,000	Barclays Plc	01/21/14	(37,335)
U.S. Dollar	10,051,177	Japanese Yen	978,265,000	Barclays Plc	01/27/14	96,430
U.S. Dollar	5,167,622	Euro	3,748,337	Barclays Plc	02/03/14	77,595
Chilean Unidad de Fomento	100,700,000	U.S. Dollar	204,177	Barclays Plc	02/11/14	(10,688)
Euro	4,589,000	U.S. Dollar	6,193,085	Barclays Plc	02/11/14	38,609
U.S. Dollar	6,200,198	Euro	4,589,000	Barclays Plc	02/11/14	(31,497)
Singapore Dollar	4,400,417	U.S. Dollar	3,468,172	Barclays Plc	02/12/14	74,683
Euro	20,719,000	U.S. Dollar	27,962,052	Barclays Plc	02/20/14	174,075
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October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	12,092,316	Euro	9,059,000	Barclays Plc	02/20/14	$(209,686)
U.S. Dollar	15,564,234	Euro	11,660,000	Barclays Plc	02/20/14	(269,892)
U.S. Dollar	1,481,409	Japanese Yen	137,140,000	Barclays Plc	02/25/14	85,596
U.S. Dollar	301,763	Euro	226,362	Barclays Plc	02/26/14	(5,637)
U.S. Dollar	658,906	Euro	494,240	Barclays Plc	02/26/14	(12,273)
U.S. Dollar	296,657	Euro	222,087	Barclays Plc	02/27/14	(4,938)
U.S. Dollar	845,686	Euro	633,122	Barclays Plc	02/27/14	(14,096)
U.S. Dollar	2,962,767	Japanese Yen	274,010,000	Barclays Plc	02/27/14	173,847
U.S. Dollar	1,855,373	Japanese Yen	173,700,000	Barclays Plc	02/27/14	87,425
Chinese Yuan	154,612,500	U.S. Dollar	25,000,000	Barclays Plc	03/03/14	162,447
U.S. Dollar	24,128,043	Chinese Yuan	154,612,500	Barclays Plc	03/03/14	(1,034,404)
Chilean Unidad de Fomento	261,700,000	U.S. Dollar	528,420	Barclays Plc	03/05/14	(26,717)
Chinese Yuan	153,487,500	U.S. Dollar	25,000,000	Barclays Plc	03/07/14	(21,480)
U.S. Dollar	23,974,930	Chinese Yuan	153,487,500	Barclays Plc	03/07/14	(1,003,590)
U.S. Dollar	19,020,396	Chinese Yuan	123,100,000	Barclays Plc	03/07/14	(1,012,869)
U.S. Dollar	931,875	Euro	712,203	Barclays Plc	03/07/14	(35,315)
U.S. Dollar	2,401,074	Japanese Yen	238,049,400	Barclays Plc	03/07/14	(21,973)
U.S. Dollar	1,473,448	Euro	1,131,038	Barclays Plc	03/10/14	(62,539)
U.S. Dollar	12,398,492	Euro	9,527,993	Barclays Plc	03/17/14	(541,012)
U.S. Dollar	377,137	Euro	290,418	Barclays Plc	03/21/14	(17,269)
U.S. Dollar	1,547,301	Japanese Yen	146,370,000	Barclays Plc	03/24/14	57,254
Chinese Yuan	61,515,000	U.S. Dollar	10,000,000	Barclays Plc	04/07/14	8,332
U.S. Dollar	9,398,778	Chinese Yuan	61,515,000	Barclays Plc	04/07/14	(609,554)
U.S. Dollar	808,798	Euro	628,412	Barclays Plc	04/07/14	(44,653)
U.S. Dollar	18,927,250	Chinese Yuan	122,800,000	Barclays Plc	04/21/14	(1,049,645)
U.S. Dollar	964,912	Euro	732,670	Barclays Plc	04/22/14	(30,163)
U.S. Dollar	1,332,367	Euro	1,020,033	Barclays Plc	04/25/14	(52,998)
U.S. Dollar	667,607	Euro	511,890	Barclays Plc	04/30/14	(27,629)
U.S. Dollar	2,377,565	Euro	1,793,793	Barclays Plc	05/05/14	(58,754)
U.S. Dollar	206,039	Euro	157,000	Barclays Plc	05/07/14	(7,199)
U.S. Dollar	1,711,907	Euro	1,290,000	Barclays Plc	05/16/14	(40,221)
U.S. Dollar	387,462	Euro	301,000	Barclays Plc	05/21/14	(21,374)
U.S. Dollar	2,591,683	Euro	1,983,760	Barclays Plc	06/05/14	(102,898)
U.S. Dollar	4,042,184	Japanese Yen	393,370,000	Barclays Plc	06/10/14	34,883
U.S. Dollar	953,095	Euro	729,000	Barclays Plc	07/16/14	(37,242)
U.S. Dollar	1,503,331	Euro	1,143,000	Barclays Plc	07/18/14	(49,428)
U.S. Dollar	1,868,666	Japanese Yen	185,480,000	Barclays Plc	07/29/14	(21,803)
U.S. Dollar	129,588	Euro	97,592	Barclays Plc	08/04/14	(2,998)
U.S. Dollar	2,369,991	Euro	1,787,000	Barclays Plc	08/05/14	(57,772)
U.S. Dollar	487,858	Japanese Yen	47,210,000	Barclays Plc	08/11/14	6,614
Singapore Dollar	1,151,000	U.S. Dollar	906,299	Barclays Plc	08/18/14	20,856
Euro	1,922,793	U.S. Dollar	1,451,000	Barclays Plc	08/19/14	(48,577)
Euro	16,470,000	U.S. Dollar	22,301,532	Barclays Plc	08/22/14	75,289
U.S. Dollar	32,541,740	Euro	24,200,000	Barclays Plc	08/22/14	(337,377)
U.S. Dollar	757,189	Japanese Yen	73,417,000	Barclays Plc	08/22/14	8,713
U.S. Dollar	787,877	Euro	587,709	Barclays Plc	08/25/14	(10,616)
U.S. Dollar	2,093,825	Japanese Yen	205,823,000	Barclays Plc	08/26/14	(4,598)
U.S. Dollar	198,771	Euro	148,781	Barclays Plc	09/19/14	(3,386)
U.S. Dollar	487,925	Euro	360,422	Barclays Plc	09/24/14	(1,810)
U.S. Dollar	183,962	Euro	133,614	Barclays Plc	10/27/14	2,391
145

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Hong Kong Dollar	307,196,000	U.S. Dollar	39,676,590	Barclays Plc	10/26/15	$(10,246)
Hong Kong Dollar	307,680,000	U.S. Dollar	39,739,102	Barclays Plc	10/26/15	(10,263)
Hong Kong Dollar	307,740,000	U.S. Dollar	39,746,852	Barclays Plc	10/26/15	(10,265)
U.S. Dollar	5,000,000	Euro	3,748,337	Citibank, N.A.	11/04/13	(89,363)
U.S. Dollar	401,706	Japanese Yen	32,085,087	Citibank, N.A.	11/08/13	75,393
Japanese Yen	451,214,700	U.S. Dollar	4,600,436	Citibank, N.A.	11/12/13	(11,388)
U.S. Dollar	10,000,000	Canadian Dollar	10,344,590	Citibank, N.A.	11/12/13	81,642
U.S. Dollar	5,668,619	Japanese Yen	451,214,700	Citibank, N.A.	11/12/13	1,079,571
Japanese Yen	450,156,000	U.S. Dollar	4,589,808	Citibank, N.A.	11/13/13	(11,505)
U.S. Dollar	5,668,614	Japanese Yen	450,156,000	Citibank, N.A.	11/13/13	1,090,311
U.S. Dollar	58,920,434	Euro	44,443,460	Citibank, N.A.	11/15/13	(1,424,731)
U.S. Dollar	596,694	Japanese Yen	47,197,000	Citibank, N.A.	11/15/13	116,673
U.S. Dollar	29,921,406	Canadian Dollar	30,909,920	Citibank, N.A.	11/18/13	289,681
U.S. Dollar	15,241,305	United Kingdom Pound	9,814,313	Citibank, N.A.	11/18/13	(492,970)
U.S. Dollar	2,193,186	Japanese Yen	177,080,000	Citibank, N.A.	11/19/13	392,144
Japanese Yen	198,912,000	U.S. Dollar	2,028,188	Citibank, N.A.	11/20/13	(5,088)
U.S. Dollar	2,458,982	Japanese Yen	198,912,000	Citibank, N.A.	11/20/13	435,882
Mexican Peso	341,628,700	U.S. Dollar	26,037,356	Citibank, N.A.	11/22/13	100,990
U.S. Dollar	20,961,252	Japanese Yen	2,035,641,500	Citibank, N.A.	11/22/13	256,888
Mexican Peso	64,462,500	U.S. Dollar	4,824,532	Citibank, N.A.	11/29/13	104,825
U.S. Dollar	17,519,917	South African Rand	185,000,000	Citibank, N.A.	11/29/13	(833,033)
Indian Rupee	6,054,000	U.S. Dollar	86,461	Citibank, N.A.	12/03/13	9,993
U.S. Dollar	10,000,000	Japanese Yen	987,398,000	Citibank, N.A.	12/10/13	(44,134)
Euro	7,540,659	U.S. Dollar	10,000,000	Citibank, N.A.	12/11/13	239,068
U.S. Dollar	30,029,169	Euro	22,583,620	Citibank, N.A.	12/13/13	(635,994)
Mexican Peso	200,692,500	U.S. Dollar	15,384,017	Citibank, N.A.	12/27/13	(73,382)
U.S. Dollar	10,398,548	Euro	7,686,986	Citibank, N.A.	12/27/13	(39,324)
Indian Rupee	5,996,000	U.S. Dollar	92,736	Citibank, N.A.	01/06/14	2,162
U.S. Dollar	10,258,130	Japanese Yen	1,003,120,000	Citibank, N.A.	01/06/14	51,660
U.S. Dollar	301,207	Japanese Yen	26,280,000	Citibank, N.A.	01/10/14	33,809
U.S. Dollar	1,338,202	Euro	999,800	Citibank, N.A.	01/28/14	(19,456)
U.S. Dollar	3,931,156	Euro	2,903,000	Citibank, N.A.	02/10/14	(11,005)
U.S. Dollar	508,019	Japanese Yen	50,046,000	Citibank, N.A.	02/10/14	(1,295)
U.S. Dollar	5,925,601	Japanese Yen	547,570,000	Citibank, N.A.	02/13/14	352,906
U.S. Dollar	2,962,778	Japanese Yen	273,460,000	Citibank, N.A.	02/19/14	179,618
Chilean Unidad de Fomento	422,200,000	U.S. Dollar	858,479	Citibank, N.A.	02/20/14	(47,988)
U.S. Dollar	1,410,966	Euro	1,080,000	Citibank, N.A.	03/10/14	(55,710)
U.S. Dollar	24,456,237	Euro	18,838,791	Citibank, N.A.	03/18/14	(1,127,857)
Polish Zloty	10,400,000	Euro	2,434,685	Citibank, N.A.	03/19/14	41,271
U.S. Dollar	3,035,336	Japanese Yen	288,190,000	Citibank, N.A.	03/19/14	101,667
U.S. Dollar	3,468,343	Japanese Yen	331,140,000	Citibank, N.A.	03/19/14	97,458
U.S. Dollar	806,913	Euro	620,368	Citibank, N.A.	03/26/14	(35,593)
U.S. Dollar	507,283	Japanese Yen	50,047,000	Citibank, N.A.	05/12/14	(2,397)
U.S. Dollar	497,207	Japanese Yen	50,022,000	Citibank, N.A.	05/14/14	(12,229)
U.S. Dollar	1,920,944	Japanese Yen	190,500,000	Citibank, N.A.	06/09/14	(19,679)
146

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	587,232	Japanese Yen	55,787,000	Citibank, N.A.	06/16/14	$18,888
Swedish Krona	43,658,433	Euro	4,916,352	Citibank, N.A.	06/27/14	20,438
U.S. Dollar	527,693	Euro	398,462	Citibank, N.A.	07/28/14	(13,631)
U.S. Dollar	352,976	Euro	265,136	Citibank, N.A.	08/08/14	(7,233)
U.S. Dollar	102,216	Euro	76,711	Citibank, N.A.	08/11/14	(2,003)
U.S. Dollar	487,961	Japanese Yen	47,220,000	Citibank, N.A.	08/11/14	6,615
U.S. Dollar	4,670,278	Japanese Yen	449,157,000	Citibank, N.A.	08/13/14	91,617
U.S. Dollar	1,510,014	Japanese Yen	146,685,000	Citibank, N.A.	08/25/14	14,535
Chilean Unidad de Fomento	974,634,000	U.S. Dollar	1,870,699	Citibank, N.A.	10/24/14	(46,291)
Euro	45,895	U.S. Dollar	63,129	Deutsche Bank AG	11/04/13	(814)
U.S. Dollar	59,892	Euro	45,895	Deutsche Bank AG	11/04/13	(2,422)
Euro	7,160,000	U.S. Dollar	9,557,097	Deutsche Bank AG	11/08/13	164,586
Indian Rupee	6,884,000	U.S. Dollar	109,347	Deutsche Bank AG	11/08/13	1,093
U.S. Dollar	9,200,600	Euro	7,160,000	Deutsche Bank AG	11/08/13	(521,083)
U.S. Dollar	5,370,974	Japanese Yen	425,263,000	Deutsche Bank AG	11/13/13	1,045,845
U.S. Dollar	235,133	Euro	184,184	Deutsche Bank AG	11/15/13	(14,951)
Indian Rupee	18,877,000	U.S. Dollar	276,141	Deutsche Bank AG	11/18/13	25,849
Malaysian Ringgit	2,056,560	U.S. Dollar	660,000	Deutsche Bank AG	11/19/13	(13,936)
U.S. Dollar	65,212	Euro	50,759	Deutsche Bank AG	11/19/13	(3,709)
U.S. Dollar	1,765,160	Japanese Yen	143,060,000	Deutsche Bank AG	11/19/13	310,128
Indian Rupee	17,195,000	U.S. Dollar	253,876	Deutsche Bank AG	11/20/13	21,051
U.S. Dollar	1,021,759	Euro	798,000	Deutsche Bank AG	11/20/13	(61,773)
Indian Rupee	22,003,000	U.S. Dollar	337,881	Deutsche Bank AG	11/26/13	13,326
Indian Rupee	58,730,200	U.S. Dollar	919,267	Deutsche Bank AG	11/27/13	17,910
Indian Rupee	17,072,000	U.S. Dollar	254,313	Deutsche Bank AG	11/29/13	17,958
Indian Rupee	13,928,000	U.S. Dollar	207,478	Deutsche Bank AG	11/29/13	14,651
Indian Rupee	7,542,000	U.S. Dollar	112,349	Deutsche Bank AG	11/29/13	7,933
U.S. Dollar	873,650	Euro	670,000	Deutsche Bank AG	12/03/13	(36,103)
Australian Dollar	1,691,000	U.S. Dollar	1,732,345	Deutsche Bank AG	12/13/13	(138,725)
U.S. Dollar	1,623,952	Australian Dollar	1,691,000	Deutsche Bank AG	12/13/13	30,331
Singapore Dollar	1,969,400	U.S. Dollar	1,567,994	Deutsche Bank AG	12/23/13	17,468
Indian Rupee	22,003,000	U.S. Dollar	341,935	Deutsche Bank AG	12/26/13	6,680
Indian Rupee	4,023,700	U.S. Dollar	62,983	Deutsche Bank AG	12/31/13	706
Indian Rupee	37,818,000	U.S. Dollar	595,608	Deutsche Bank AG	01/07/14	2,918
Indian Rupee	7,044,000	U.S. Dollar	111,943	Deutsche Bank AG	01/08/14	(463)
Malaysian Ringgit	1,633,900	U.S. Dollar	528,206	Deutsche Bank AG	01/08/14	(16,354)
Euro	1,111,000	U.S. Dollar	1,483,641	Deutsche Bank AG	01/14/14	24,985
U.S. Dollar	1,471,964	Euro	1,111,000	Deutsche Bank AG	01/14/14	(36,661)
Indian Rupee	56,904,000	U.S. Dollar	909,271	Deutsche Bank AG	01/15/14	(8,809)
U.S. Dollar	297,101	Japanese Yen	26,360,000	Deutsche Bank AG	01/16/14	28,880
Indian Rupee	74,306,000	U.S. Dollar	1,185,508	Deutsche Bank AG	01/17/14	(9,715)
U.S. Dollar	1,299,198	Euro	971,000	Deutsche Bank AG	01/17/14	(19,328)
U.S. Dollar	3,934,081	Japanese Yen	348,750,000	Deutsche Bank AG	01/17/14	385,427
Chilean Unidad de Fomento	411,630,000	U.S. Dollar	836,646	Deutsche Bank AG	01/22/14	(44,009)
147

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
Indian Rupee	13,777,000	U.S. Dollar	219,883	Deutsche Bank AG	01/22/14	$(1,900)
U.S. Dollar	804,200	Chilean Unidad de Fomento	411,630,000	Deutsche Bank AG	01/22/14	11,563
Chilean Unidad de Fomento	583,870,000	U.S. Dollar	1,187,814	Deutsche Bank AG	01/24/14	(63,784)
U.S. Dollar	1,140,371	Chilean Unidad de Fomento	583,870,000	Deutsche Bank AG	01/24/14	16,341
Chilean Unidad de Fomento	363,560,000	U.S. Dollar	739,394	Deutsche Bank AG	01/28/14	(39,832)
U.S. Dollar	1,722,223	Japanese Yen	154,225,103	Deutsche Bank AG	01/28/14	152,832
Chilean Unidad de Fomento	117,450,000	U.S. Dollar	239,376	Deutsche Bank AG	01/29/14	(13,407)
Chilean Unidad de Fomento	234,900,000	U.S. Dollar	477,197	Deutsche Bank AG	01/31/14	(25,349)
Chilean Unidad de Fomento	219,210,000	U.S. Dollar	443,835	Deutsche Bank AG	02/03/14	(22,296)
Euro	4,050,000	U.S. Dollar	5,409,261	Deutsche Bank AG	02/07/14	90,449
U.S. Dollar	5,482,688	Euro	4,050,000	Deutsche Bank AG	02/07/14	(17,023)
U.S. Dollar	834,680	Euro	622,000	Deutsche Bank AG	02/11/14	(9,973)
U.S. Dollar	2,120,250	Euro	1,580,000	Deutsche Bank AG	02/11/14	(25,333)
Chilean Unidad de Fomento	100,900,000	U.S. Dollar	204,292	Deutsche Bank AG	02/12/14	(10,439)
Chilean Unidad de Fomento	83,490,000	U.S. Dollar	169,361	Deutsche Bank AG	02/14/14	(8,989)
Chilean Unidad de Fomento	295,220,000	U.S. Dollar	598,787	Deutsche Bank AG	02/18/14	(31,943)
Euro	17,260,000	U.S. Dollar	23,057,117	Deutsche Bank AG	02/19/14	381,690
U.S. Dollar	23,067,992	Euro	17,260,000	Deutsche Bank AG	02/19/14	(370,815)
Chilean Unidad de Fomento	176,590,000	U.S. Dollar	357,036	Deutsche Bank AG	02/25/14	(18,210)
Chilean Unidad de Fomento	202,500,000	U.S. Dollar	409,091	Deutsche Bank AG	02/26/14	(20,590)
Chilean Unidad de Fomento	309,490,000	U.S. Dollar	625,738	Deutsche Bank AG	02/27/14	(32,035)
U.S. Dollar	439,513	Euro	332,330	Deutsche Bank AG	02/27/14	(11,793)
U.S. Dollar	3,541,405	Euro	2,677,770	Deutsche Bank AG	02/27/14	(95,020)
U.S. Dollar	1,002,005	Japanese Yen	91,718,000	Deutsche Bank AG	02/27/14	68,484
Chilean Unidad de Fomento	68,400,000	U.S. Dollar	138,104	Deutsche Bank AG	02/28/14	(6,903)
Singapore Dollar	700,000	U.S. Dollar	565,565	Deutsche Bank AG	02/28/14	(1,959)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	454,723	Deutsche Bank AG	03/03/14	(23,159)
U.S. Dollar	11,341,939	Euro	8,620,132	Deutsche Bank AG	03/03/14	(364,331)
Chilean Unidad de Fomento	225,065,000	U.S. Dollar	453,486	Deutsche Bank AG	03/05/14	(22,015)
Swedish Krona	84,036,600	Euro	9,836,896	Deutsche Bank AG	03/05/14	(429,185)
U.S. Dollar	139,368	Euro	107,000	Deutsche Bank AG	03/05/14	(5,941)
Chilean Unidad de Fomento	245,410,000	U.S. Dollar	494,031	Deutsche Bank AG	03/06/14	(23,609)
148

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	243,930,000	U.S. Dollar	492,539	Deutsche Bank AG	03/07/14	$(25,004)
U.S. Dollar	2,486,910	Euro	1,900,000	Deutsche Bank AG	03/07/14	(93,338)
U.S. Dollar	3,778,410	Euro	2,900,000	Deutsche Bank AG	03/12/14	(159,901)
Chilean Unidad de Fomento	237,320,000	U.S. Dollar	479,822	Deutsche Bank AG	03/13/14	(25,253)
Swedish Krona	17,601,656	Euro	2,090,284	Deutsche Bank AG	03/13/14	(131,079)
Chilean Unidad de Fomento	2,375,135,000	U.S. Dollar	4,814,788	Deutsche Bank AG	03/18/14	(267,857)
Hungary Forint	884,944,400	Euro	2,802,430	Deutsche Bank AG	03/19/14	222,902
U.S. Dollar	1,909,933	Japanese Yen	182,083,500	Deutsche Bank AG	03/19/14	56,390
U.S. Dollar	1,517,641	Japanese Yen	143,285,000	Deutsche Bank AG	03/24/14	58,999
U.S. Dollar	799,039	Euro	615,000	Deutsche Bank AG	03/26/14	(36,177)
U.S. Dollar	194,301	Euro	150,689	Deutsche Bank AG	03/31/14	(10,347)
U.S. Dollar	608,503	Euro	473,488	Deutsche Bank AG	04/03/14	(34,539)
Chilean Unidad de Fomento	245,910,000	U.S. Dollar	497,995	Deutsche Bank AG	04/04/14	(28,060)
U.S. Dollar	1,774,980	Euro	1,379,000	Deutsche Bank AG	04/04/14	(97,838)
U.S. Dollar	971,409	Euro	742,242	Deutsche Bank AG	04/11/14	(36,643)
Swedish Krona	28,478,956	Euro	3,329,898	Deutsche Bank AG	04/22/14	(145,732)
U.S. Dollar	1,127,202	Euro	860,000	Deutsche Bank AG	04/23/14	(40,808)
U.S. Dollar	434,089	Euro	330,000	Deutsche Bank AG	05/07/14	(14,118)
U.S. Dollar	710,177	Euro	540,850	Deutsche Bank AG	06/09/14	(24,479)
U.S. Dollar	3,230,952	Euro	2,460,600	Deutsche Bank AG	06/09/14	(111,369)
U.S. Dollar	1,443,348	Japanese Yen	138,700,000	Deutsche Bank AG	06/11/14	30,382
U.S. Dollar	609,437	Euro	459,000	Deutsche Bank AG	06/13/14	(14,046)
U.S. Dollar	825,135	Euro	629,000	Deutsche Bank AG	07/22/14	(29,368)
U.S. Dollar	750,305	Euro	571,000	Deutsche Bank AG	07/23/14	(25,407)
U.S. Dollar	1,318,666	Euro	997,000	Deutsche Bank AG	07/25/14	(35,781)
U.S. Dollar	491,320	Japanese Yen	47,210,000	Deutsche Bank AG	08/12/14	10,072
Polish Zloty	11,489,000	Euro	2,659,491	Deutsche Bank AG	08/19/14	51,780
U.S. Dollar	1,667,074	Japanese Yen	163,635,000	Deutsche Bank AG	08/19/14	(1,109)
Chilean Unidad de Fomento	2,170,640,000	U.S. Dollar	4,072,495	Deutsche Bank AG	08/21/14	17,763
U.S. Dollar	746,538	Japanese Yen	72,553,000	Deutsche Bank AG	08/25/14	6,847
U.S. Dollar	1,234,468	Japanese Yen	121,842,000	Deutsche Bank AG	08/27/14	(7,758)
U.S. Dollar	308,464	Euro	230,990	Deutsche Bank AG	08/29/14	(5,375)
U.S. Dollar	157,592	Euro	119,000	Deutsche Bank AG	09/03/14	(4,093)
U.S. Dollar	345,642	Euro	261,000	Deutsche Bank AG	09/03/14	(8,976)
U.S. Dollar	713,754	Euro	540,850	Deutsche Bank AG	09/05/14	(21,099)
U.S. Dollar	2,333,731	Euro	1,720,000	Deutsche Bank AG	09/23/14	(3,366)
U.S. Dollar	1,079,540	Euro	800,000	Deutsche Bank AG	09/26/14	(7,492)
Malaysian Ringgit	1,980,000	U.S. Dollar	614,811	Deutsche Bank AG	10/24/14	(3,771)
U.S. Dollar	944,615	Euro	684,003	Deutsche Bank AG	10/31/14	15,081
U.S. Dollar	63,154	Euro	45,895	Deutsche Bank AG	11/03/14	783
U.S. Dollar	346,509	Japanese Yen	32,163,000	Goldman Sachs Group, Inc.	02/12/14	19,184
U.S. Dollar	224,064	Japanese Yen	20,855,910	Goldman Sachs Group, Inc.	02/18/14	11,803
U.S. Dollar	2,962,787	Japanese Yen	274,640,000	Goldman Sachs Group, Inc.	02/19/14	167,617
U.S. Dollar	2,114,988	Euro	1,580,000	Goldman Sachs Group, Inc.	02/21/14	(30,635)
U.S. Dollar	206,549	Euro	157,000	Goldman Sachs Group, Inc.	05/07/14	(6,689)
149

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	284,170	Euro	216,000	Goldman Sachs Group, Inc.	05/07/14	$(9,202)
U.S. Dollar	333,951	Euro	255,000	Goldman Sachs Group, Inc.	05/08/14	(12,392)
U.S. Dollar	207,421	Euro	157,000	Goldman Sachs Group, Inc.	05/12/14	(5,820)
U.S. Dollar	1,206,245	Euro	902,000	Goldman Sachs Group, Inc.	05/13/14	(18,876)
U.S. Dollar	675,844	Japanese Yen	66,920,000	Goldman Sachs Group, Inc.	05/13/14	(5,679)
U.S. Dollar	390,021	Euro	301,000	Goldman Sachs Group, Inc.	05/20/14	(18,814)
U.S. Dollar	568,834	Euro	439,000	Goldman Sachs Group, Inc.	05/20/14	(27,440)
U.S. Dollar	1,318,565	Euro	996,000	Goldman Sachs Group, Inc.	07/25/14	(34,524)
U.S. Dollar	635,949	Euro	475,000	Goldman Sachs Group, Inc.	08/12/14	(9,385)
Indian Rupee	7,436,000	U.S. Dollar	107,457	HSBC Holdings Plc	11/12/13	11,704
U.S. Dollar	751,344	Japanese Yen	70,138,000	HSBC Holdings Plc	11/12/13	38,011
Indian Rupee	18,770,000	U.S. Dollar	275,867	HSBC Holdings Plc	11/13/13	24,835
Malaysian Ringgit	1,244,000	U.S. Dollar	398,562	HSBC Holdings Plc	11/20/13	(7,784)
U.S. Dollar	462,182	Japanese Yen	37,330,000	HSBC Holdings Plc	11/20/13	82,505
Brazil Real	6,320,000	U.S. Dollar	2,531,798	HSBC Holdings Plc	11/26/13	272,101
Indian Rupee	42,596,000	U.S. Dollar	666,311	HSBC Holdings Plc	11/27/13	13,407
Indian Rupee	28,199,500	U.S. Dollar	422,718	HSBC Holdings Plc	11/29/13	27,018
Indian Rupee	14,710,000	U.S. Dollar	225,096	HSBC Holdings Plc	11/29/13	9,505
U.S. Dollar	947,656	Euro	720,487	HSBC Holdings Plc	12/09/13	(30,654)
Indian Rupee	43,702,000	U.S. Dollar	681,826	HSBC Holdings Plc	01/06/14	9,835
U.S. Dollar	1,118,679	Japanese Yen	98,220,000	HSBC Holdings Plc	01/15/14	119,267
U.S. Dollar	2,231,266	Japanese Yen	199,698,335	HSBC Holdings Plc	01/28/14	199,140
Indian Rupee	31,983,000	U.S. Dollar	507,224	HSBC Holdings Plc	01/29/14	(1,244)
Singapore Dollar	1,468,000	U.S. Dollar	1,186,646	HSBC Holdings Plc	02/07/14	(4,749)
U.S. Dollar	2,509,962	Euro	1,856,000	HSBC Holdings Plc	02/10/14	(10,414)
U.S. Dollar	4,444,265	Japanese Yen	413,370,000	HSBC Holdings Plc	02/12/14	237,372
Singapore Dollar	864,000	U.S. Dollar	683,544	HSBC Holdings Plc	02/18/14	12,089
U.S. Dollar	548,529	Japanese Yen	51,260,000	HSBC Holdings Plc	02/24/14	26,807
U.S. Dollar	596,376	Japanese Yen	54,300,000	HSBC Holdings Plc	03/04/14	43,681
Mexican Peso	50,041,430	U.S. Dollar	3,809,198	HSBC Holdings Plc	03/10/14	(12,937)
U.S. Dollar	375,840	Euro	288,000	HSBC Holdings Plc	03/10/14	(15,274)
Singapore Dollar	2,488,300	U.S. Dollar	1,995,109	HSBC Holdings Plc	03/14/14	8,426
Japanese Yen	916,524,148	U.S. Dollar	9,354,578	HSBC Holdings Plc	03/19/14	(24,696)
Singapore Dollar	2,091,000	U.S. Dollar	1,676,085	HSBC Holdings Plc	03/19/14	7,573
U.S. Dollar	9,570,055	Japanese Yen	916,524,148	HSBC Holdings Plc	03/19/14	240,173
U.S. Dollar	2,440,556	Euro	1,864,543	HSBC Holdings Plc	04/16/14	(91,739)
U.S. Dollar	2,881,527	Japanese Yen	285,300,000	HSBC Holdings Plc	06/09/14	(24,824)
U.S. Dollar	4,330,935	Japanese Yen	418,940,000	HSBC Holdings Plc	06/10/14	63,149
Singapore Dollar	1,574,000	U.S. Dollar	1,250,199	HSBC Holdings Plc	06/20/14	17,492
U.S. Dollar	3,943,154	Euro	2,975,000	HSBC Holdings Plc	08/04/14	(98,576)
Singapore Dollar	864,000	U.S. Dollar	681,603	HSBC Holdings Plc	08/19/14	14,370
U.S. Dollar	3,170,021	Japanese Yen	307,492,000	HSBC Holdings Plc	08/20/14	35,250
U.S. Dollar	1,495,097	Japanese Yen	145,609,000	HSBC Holdings Plc	08/25/14	10,588
U.S. Dollar	2,375,774	Japanese Yen	234,458,000	HSBC Holdings Plc	08/27/14	(14,616)
150

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	3,073,222	Euro	2,263,000	HSBC Holdings Plc	10/20/14	$(1,950)
Malaysian Ringgit	2,647,000	U.S. Dollar	825,331	HSBC Holdings Plc	10/22/14	(8,365)
Malaysian Ringgit	1,321,026	U.S. Dollar	407,976	HSBC Holdings Plc	10/24/14	(299)
U.S. Dollar	188,597	Euro	147,287	JPMorgan Chase & Co.	11/12/13	(11,387)
Indian Rupee	170,209,200	U.S. Dollar	2,454,704	JPMorgan Chase & Co.	11/13/13	272,105
Japanese Yen	369,628,000	U.S. Dollar	3,744,848	JPMorgan Chase & Co.	11/13/13	14,447
U.S. Dollar	4,289,375	Japanese Yen	338,110,000	JPMorgan Chase & Co.	11/13/13	850,634
U.S. Dollar	398,445	Japanese Yen	31,518,000	JPMorgan Chase & Co.	11/13/13	77,892
Indian Rupee	46,822,000	U.S. Dollar	744,811	JPMorgan Chase & Co.	11/18/13	4,237
Indian Rupee	158,600,000	U.S. Dollar	2,505,549	JPMorgan Chase & Co.	11/20/13	30,269
Japanese Yen	71,438,000	U.S. Dollar	723,794	JPMorgan Chase & Co.	11/20/13	2,790
U.S. Dollar	231,051	Euro	180,987	JPMorgan Chase & Co.	11/20/13	(14,695)
U.S. Dollar	885,202	Japanese Yen	71,438,000	JPMorgan Chase & Co.	11/20/13	158,618
Indian Rupee	15,799,000	U.S. Dollar	247,253	JPMorgan Chase & Co.	11/27/13	4,857
Indian Rupee	15,799,000	U.S. Dollar	242,912	JPMorgan Chase & Co.	11/29/13	9,056
U.S. Dollar	746,640	Euro	572,000	JPMorgan Chase & Co.	12/13/13	(30,050)
Indian Rupee	40,031,000	U.S. Dollar	573,346	JPMorgan Chase & Co.	12/18/13	62,130
Indian Rupee	28,975,000	U.S. Dollar	451,746	JPMorgan Chase & Co.	12/26/13	7,333
Singapore Dollar	19,060,500	U.S. Dollar	15,210,204	JPMorgan Chase & Co.	12/27/13	134,462
South Korean Won	27,172,500,000	U.S. Dollar	25,508,097	JPMorgan Chase & Co.	01/13/14	(150,996)
U.S. Dollar	25,120,181	South Korean Won	27,172,500,000	JPMorgan Chase & Co.	01/13/14	(236,919)
Malaysian Ringgit	334,000	U.S. Dollar	108,848	JPMorgan Chase & Co.	01/16/14	(4,260)
Japanese Yen	633,340,000	U.S. Dollar	6,420,068	JPMorgan Chase & Co.	01/17/14	24,390
U.S. Dollar	7,152,876	Japanese Yen	633,340,000	JPMorgan Chase & Co.	01/17/14	708,419
Indian Rupee	39,295,000	U.S. Dollar	622,417	JPMorgan Chase & Co.	01/21/14	(671)
U.S. Dollar	14,997,028	Euro	10,963,630	JPMorgan Chase & Co.	01/21/14	109,360
Indian Rupee	27,515,000	U.S. Dollar	439,214	JPMorgan Chase & Co.	01/22/14	(3,865)
Mexican Peso	63,915,000	U.S. Dollar	4,934,762	JPMorgan Chase & Co.	01/24/14	(69,070)
Singapore Dollar	1,320,000	U.S. Dollar	1,064,516	JPMorgan Chase & Co.	01/24/14	(1,808)
Chilean Unidad de Fomento	124,780,000	U.S. Dollar	253,618	JPMorgan Chase & Co.	01/30/14	(13,570)
Malaysian Ringgit	2,115,000	U.S. Dollar	680,940	JPMorgan Chase & Co.	01/30/14	(19,132)
Malaysian Ringgit	3,515,000	U.S. Dollar	1,116,405	JPMorgan Chase & Co.	02/04/14	(16,789)
Japanese Yen	413,149,000	U.S. Dollar	4,188,708	JPMorgan Chase & Co.	02/12/14	15,936
U.S. Dollar	4,444,226	Japanese Yen	413,149,000	JPMorgan Chase & Co.	02/12/14	239,582
Japanese Yen	274,200,000	U.S. Dollar	2,779,992	JPMorgan Chase & Co.	02/13/14	10,579
U.S. Dollar	2,962,819	Japanese Yen	274,200,000	JPMorgan Chase & Co.	02/13/14	172,248
Japanese Yen	313,090,000	U.S. Dollar	3,174,382	JPMorgan Chase & Co.	02/18/14	12,093
U.S. Dollar	2,962,783	Japanese Yen	274,330,000	JPMorgan Chase & Co.	02/18/14	170,788
U.S. Dollar	416,438	Japanese Yen	38,760,000	JPMorgan Chase & Co.	02/18/14	21,958
U.S. Dollar	2,130,080	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	(33,189)
U.S. Dollar	2,127,945	Euro	1,593,000	JPMorgan Chase & Co.	02/19/14	(35,323)
151

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Chilean Unidad de Fomento	91,400,000	U.S. Dollar	185,772	JPMorgan Chase & Co.	02/21/14	$(10,331)
Chilean Unidad de Fomento	1,619,200,000	U.S. Dollar	3,284,714	JPMorgan Chase & Co.	02/24/14	(177,616)
Chinese Yuan	246,800,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	02/24/14	167,747
U.S. Dollar	39,268,099	Chinese Yuan	246,800,000	JPMorgan Chase & Co.	02/24/14	(899,648)
Japanese Yen	51,300,000	U.S. Dollar	520,148	JPMorgan Chase & Co.	02/25/14	1,984
U.S. Dollar	553,383	Japanese Yen	51,300,000	JPMorgan Chase & Co.	02/25/14	31,251
Chilean Unidad de Fomento	62,400,000	U.S. Dollar	126,150	JPMorgan Chase & Co.	02/28/14	(6,458)
Japanese Yen	54,300,000	U.S. Dollar	550,592	JPMorgan Chase & Co.	03/03/14	2,098
U.S. Dollar	597,123	Japanese Yen	54,300,000	JPMorgan Chase & Co.	03/03/14	44,433
Chinese Yuan	123,100,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/07/14	33,265
Chinese Yuan	245,600,000	U.S. Dollar	40,000,000	JPMorgan Chase & Co.	03/10/14	(32,121)
U.S. Dollar	39,083,386	Chinese Yuan	245,600,000	JPMorgan Chase & Co.	03/10/14	(884,493)
Singapore Dollar	2,807,550	U.S. Dollar	2,246,040	JPMorgan Chase & Co.	03/13/14	14,543
U.S. Dollar	15,744,367	Euro	11,944,925	JPMorgan Chase & Co.	03/13/14	(477,331)
Chinese Yuan	125,200,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	03/17/14	373,308
U.S. Dollar	19,608,457	Chinese Yuan	125,200,000	JPMorgan Chase & Co.	03/17/14	(764,850)
Hungary Forint	265,221,440	Euro	840,729	JPMorgan Chase & Co.	03/19/14	65,678
Singapore Dollar	1,300,000	U.S. Dollar	1,014,642	JPMorgan Chase & Co.	03/19/14	32,109
Hungary Forint	443,723,000	Euro	1,401,216	JPMorgan Chase & Co.	03/20/14	117,014
Chilean Unidad de Fomento	92,200,000	U.S. Dollar	186,451	JPMorgan Chase & Co.	03/21/14	(10,002)
Hungary Forint	441,341,000	Euro	1,401,216	JPMorgan Chase & Co.	03/21/14	106,042
Chinese Yuan	92,100,000	U.S. Dollar	15,000,000	JPMorgan Chase & Co.	04/14/14	(16,448)
Chinese Yuan	122,800,000	U.S. Dollar	20,000,000	JPMorgan Chase & Co.	04/21/14	(23,104)
U.S. Dollar	265,976	Euro	203,185	JPMorgan Chase & Co.	04/22/14	(9,979)
Chilean Unidad de Fomento	604,651,000	U.S. Dollar	1,217,214	JPMorgan Chase & Co.	04/28/14	(64,314)
Japanese Yen	191,300,000	U.S. Dollar	1,941,592	JPMorgan Chase & Co.	06/09/14	7,181
U.S. Dollar	1,921,358	Japanese Yen	191,300,000	JPMorgan Chase & Co.	06/09/14	(27,415)
U.S. Dollar	2,887,300	Japanese Yen	284,100,000	JPMorgan Chase & Co.	06/10/14	(6,857)
Japanese Yen	388,140,000	U.S. Dollar	3,939,489	JPMorgan Chase & Co.	06/11/14	14,575
U.S. Dollar	4,042,131	Japanese Yen	388,140,000	JPMorgan Chase & Co.	06/11/14	88,067
Japanese Yen	163,700,000	U.S. Dollar	1,661,597	JPMorgan Chase & Co.	06/17/14	6,153
U.S. Dollar	1,732,550	Japanese Yen	163,700,000	JPMorgan Chase & Co.	06/17/14	64,800
Singapore Dollar	6,427,600	U.S. Dollar	5,092,378	JPMorgan Chase & Co.	07/31/14	84,937
U.S. Dollar	3,955,009	Euro	2,975,000	JPMorgan Chase & Co.	07/31/14	(86,670)
U.S. Dollar	2,124,658	Euro	1,606,300	JPMorgan Chase & Co.	08/06/14	(57,618)
U.S. Dollar	2,109,686	Euro	1,584,300	JPMorgan Chase & Co.	08/11/14	(42,735)
U.S. Dollar	2,153,697	Euro	1,612,000	JPMorgan Chase & Co.	08/20/14	(36,419)
U.S. Dollar	1,522,820	Japanese Yen	148,060,000	JPMorgan Chase & Co.	08/20/14	13,401
U.S. Dollar	757,060	Japanese Yen	73,573,000	JPMorgan Chase & Co.	08/20/14	7,010
U.S. Dollar	1,489,021	Japanese Yen	146,373,000	JPMorgan Chase & Co.	08/26/14	(3,293)
U.S. Dollar	985,922	Euro	737,287	JPMorgan Chase & Co.	08/27/14	(15,802)
U.S. Dollar	1,143,711	Japanese Yen	112,727,000	JPMorgan Chase & Co.	08/27/14	(5,584)
U.S. Dollar	748,391	Japanese Yen	72,717,000	JPMorgan Chase & Co.	08/29/14	6,997
152

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar	386,050,000	U.S. Dollar	50,000,000	JPMorgan Chase & Co.	09/22/14	$(174,106)
Hungary Forint	435,568,000	Euro	1,436,807	JPMorgan Chase & Co.	09/23/14	8,484
Hungary Forint	348,678,000	Euro	1,138,578	JPMorgan Chase & Co.	09/25/14	22,367
Malaysian Ringgit	8,059,000	U.S. Dollar	2,491,113	JPMorgan Chase & Co.	10/20/14	(3,539)
Malaysian Ringgit	1,586,000	U.S. Dollar	495,935	JPMorgan Chase & Co.	10/31/14	(6,641)
U.S. Dollar	15,000,000	Canadian Dollar	15,668,880	Macquarie Group	11/08/13	(24,826)
U.S. Dollar	31,797,506	Japanese Yen	3,065,260,500	Macquarie Group	11/13/13	622,330
Norwegian Krone	202,663,050	U.S. Dollar	33,562,687	Macquarie Group	11/29/13	444,900
U.S. Dollar	21,225,449	Euro	15,571,340	Macquarie Group	01/07/14	81,390
U.S. Dollar	10,231,678	Japanese Yen	807,305,000	Morgan Stanley	11/13/13	2,020,998
U.S. Dollar	514,158	Euro	403,000	Morgan Stanley	11/15/13	(33,034)
U.S. Dollar	730,674	Japanese Yen	57,800,000	Morgan Stanley	11/15/13	142,815
Chilean Unidad de Fomento	198,700,000	U.S. Dollar	403,739	Morgan Stanley	01/13/14	(20,700)
Chilean Unidad de Fomento	224,290,000	U.S. Dollar	453,707	Morgan Stanley	02/14/14	(22,879)
Chilean Unidad de Fomento	110,250,000	U.S. Dollar	223,020	Morgan Stanley	02/24/14	(11,460)
Chilean Unidad de Fomento	234,800,000	U.S. Dollar	474,679	Morgan Stanley	02/26/14	(24,210)
Chilean Unidad de Fomento	99,000,000	U.S. Dollar	200,000	Morgan Stanley	03/10/14	(10,311)
U.S. Dollar	1,066,308	Euro	816,000	Morgan Stanley	03/10/14	(41,847)
U.S. Dollar	2,078,085	Japanese Yen	198,800,000	Morgan Stanley	03/19/14	54,373
Chilean Unidad de Fomento	1,065,040,000	U.S. Dollar	2,177,328	Morgan Stanley	04/14/14	(143,936)
Chilean Unidad de Fomento	954,280,000	U.S. Dollar	1,937,428	Morgan Stanley	04/21/14	(116,693)
Chilean Unidad de Fomento	101,400,000	U.S. Dollar	205,680	Morgan Stanley	05/12/14	(12,614)
Polish Zloty	4,031,000	Euro	944,437	Morgan Stanley	05/27/14	9,465
U.S. Dollar	894,346	Euro	686,000	Morgan Stanley	06/05/14	(37,461)
Swedish Krona	16,704,832	Euro	1,902,186	Morgan Stanley	07/16/14	(22,129)
Swedish Krona	19,932,831	Euro	2,288,762	Morgan Stanley	07/22/14	(52,723)
Chilean Unidad de Fomento	170,020,000	U.S. Dollar	319,556	Morgan Stanley	07/31/14	1,523
Singapore Dollar	5,152,240	U.S. Dollar	4,063,281	Morgan Stanley	08/01/14	86,767
Australian Dollar	4,488,527	U.S. Dollar	3,930,266	Morgan Stanley	08/08/14	233,147
U.S. Dollar	4,241,658	Australian Dollar	4,488,527	Morgan Stanley	08/08/14	78,245
U.S. Dollar	534,777	Euro	403,000	Morgan Stanley	08/15/14	(12,743)
Chilean Unidad de Fomento	84,970,000	U.S. Dollar	159,667	Morgan Stanley	08/20/14	463
Swedish Krona	170,610,000	U.S. Dollar	26,073,103	State Street Bank & Trust Co.	12/13/13	227,107
153

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
U.S. Dollar	30,505,630	Japanese Yen	3,050,685,000	State Street Bank & Trust Co.	12/13/13	$(527,848)
South African Rand	50,240,000	U.S. Dollar	5,000,000	State Street Bank & Trust Co.	12/17/13	(31,650)
Swedish Krona	351,380,000	Euro	40,000,000	UBS AG	11/06/13	(93,803)
Norwegian Krone	4,194,700	Euro	562,632	UBS AG	11/08/13	(59,504)
U.S. Dollar	403,772	Japanese Yen	31,954,500	UBS AG	11/15/13	78,776
U.S. Dollar	10,033,216	United Kingdom Pound	6,487,440	UBS AG	11/15/13	(367,661)
Australian Dollar	663,000	U.S. Dollar	645,576	UBS AG	11/20/13	(19,760)
U.S. Dollar	637,607	Australian Dollar	663,000	UBS AG	11/20/13	11,790
U.S. Dollar	706,742	Japanese Yen	57,068,000	UBS AG	11/20/13	126,313
Norwegian Krone	13,058,000	Euro	1,726,472	UBS AG	11/25/13	(152,747)
Norwegian Krone	4,080,000	Euro	531,492	UBS AG	12/03/13	(37,153)
Swedish Krona	66,042,000	U.S. Dollar	9,867,766	UBS AG	12/09/13	313,974
U.S. Dollar	519,212	Euro	395,500	UBS AG	12/09/13	(17,816)
Euro	35,119,484	U.S. Dollar	46,589,336	UBS AG	12/12/13	1,097,615
Japanese Yen	7,237,710,000	U.S. Dollar	72,180,048	UBS AG	12/12/13	1,445,745
U.S. Dollar	20,000,002	Euro	14,756,554	UBS AG	12/23/13	(37,317)
U.S. Dollar	10,249,477	Japanese Yen	994,435,000	UBS AG	01/10/14	131,147
U.S. Dollar	2,280,240	Euro	1,741,000	UBS AG	01/13/14	(83,858)
U.S. Dollar	600,603	Japanese Yen	52,560,000	UBS AG	01/14/14	65,796
U.S. Dollar	300,979	Japanese Yen	26,280,000	UBS AG	01/14/14	33,575
U.S. Dollar	803,539	Japanese Yen	71,290,000	UBS AG	01/16/14	78,142
U.S. Dollar	638,585	Japanese Yen	56,700,000	UBS AG	01/16/14	61,646
U.S. Dollar	15,000,000	Canadian Dollar	15,684,000	UBS AG	01/27/14	(7,917)
U.S. Dollar	1,839,492	Japanese Yen	162,280,000	UBS AG	01/27/14	188,144
Euro	40,000,000	Swedish Krona	352,171,200	UBS AG	02/03/14	96,289
U.S. Dollar	2,947,484	Euro	2,177,000	UBS AG	02/10/14	(8,797)
U.S. Dollar	2,447,872	Euro	1,825,000	UBS AG	02/13/14	(30,421)
U.S. Dollar	2,239,175	Euro	1,675,590	UBS AG	02/26/14	(36,280)
U.S. Dollar	1,690,524	Japanese Yen	166,449,000	UBS AG	02/26/14	(3,609)
U.S. Dollar	791,350	Euro	590,886	UBS AG	02/28/14	(11,078)
U.S. Dollar	659,197	Japanese Yen	60,600,000	UBS AG	03/04/14	42,378
U.S. Dollar	14,251,671	Chinese Yuan	92,100,000	UBS AG	04/14/14	(731,881)
U.S. Dollar	102,989	Euro	78,000	UBS AG	05/12/14	(2,952)
U.S. Dollar	505,094	Japanese Yen	50,022,000	UBS AG	05/13/14	(4,337)
Swedish Krona	20,866,000	U.S. Dollar	2,355,265	UBS AG	06/30/14	1,958
U.S. Dollar	2,415,786	Euro	1,850,000	UBS AG	06/30/14	(97,294)
Swedish Krona	30,573,690	Euro	3,471,206	UBS AG	07/16/14	(26,600)
U.S. Dollar	3,960,759	Euro	2,976,000	UBS AG	08/01/14	(82,292)
						$(1,786,317)

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally

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October 31, 2013

involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

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October 31, 2013

A summary of the Global Opportunities Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at October 31, 2012	177,040	$108,897,117
Options written	697,298	189,414,109
Options terminated in closing purchase transactions	(606,973)	(158,478,219)
Options exercised	(159,667)	(71,842,242)
Options expired	(9,065)	(6,926,382)
Contracts outstanding at October 31, 2013	98,633	$61,064,383

A summary of the Real Return Fund written option transactions for the year is as follows:

	Number of
	Options	Premiums
	Contracts	Received
Contracts outstanding at October 31, 2012	13,640	$16,989,165
Options written	28,785	88,137,152
Options terminated in closing purchase transactions	(32,225)	(94,119,625)
Options exercised	—	—
Options expired	(6,900)	(2,266,650)
Contracts outstanding at October 31, 2013	3,300	$8,740,042

The Global Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option When a structured option is transferred/ sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

		Next $500 million
	First $500 million of	to $1 billion of	Average net assets
	average net assets	average net assets	exceeding $1 billion
Large Cap Core Fund	0.70%	0.65%	0.60%
Fixed Income Fund	0.45%	0.40%	0.35%
Municipal Bond Fund	0.45%	0.40%	0.35%

			Average net assets
Global Small & Mid Cap Fund			0.85%
Real Return Fund			0.85%
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		Next $1.25 billion
	First $1.25 billion of	to $2.5 billion of	Average net assets
	average net assets	average net assets	exceeding $2.5 billion
Large Cap Strategies Fund	0.90%	0.85%	0.80%
Global Opportunities Fund	1.10%	1.05%	1.00%

BIM has retained Oldfield Partners LLP (“Oldfield”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Oldfield and Sands are paid for their services directly by BIM.

BIM has retained Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”) and Mondrian Investment Partners Limited (“Mondrian”) as sub-advisers to each manage segments of the Global Small & Mid Cap Fund. Dimensional, Champlain and Mondrian are paid for their services directly by BIM.

BIM has retained Franklin Advisers, Inc. (“Franklin”), Shenkman Capital Management, Inc. (“Shenkman”), BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Global Opportunities Fund. Franklin, Shenkman, BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets; however, with respect to the Fixed Income Fund and the Municipal Bond Fund, Bessemer has contractually committed to waive its shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% through October 31, 2014. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. For the year ended October 31, 2013, Bessemer waived shareholder servicing fees in the amount of $508,414 with respect to the Fixed Income Fund and $1,178,639 with respect to the Municipal Bond Fund.

D. Custody Fees. The Large Cap Core Fund, Large Cap Strategies Fund, Fixed Income Fund and Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian and the Real Return Fund, the Subsidiary and the Global Small & Mid Cap Fund have retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash, except for the Real Return Fund and the Subsidiary for which BTCO is only responsible for the collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary. BTCO serves as custodian for the Global Small & Mid Cap Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Global Small & Mid Cap Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.075% of the average daily net assets of the non-U.S. investments and 0.015% of the average daily net assets of the U.S. investments of Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund or portion thereof for the Global Small & Mid Cap Fund. BTCO receives a fee of 0.10% of the average daily net assets of the portion of the Real Return Fund for which BTCO serves as custodian. In addition, BTCO receives from the Real Return Fund and the Subsidiary any transaction costs, such as charges for moving them to auctions and shipping/vault charges, related to the Real Return Fund’s and the Subsidiary’s investments in collectible coins or bullions or other forms of precious metals. The Global Opportunities Fund has retained Citibank, N.A.

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October 31, 2013

(“Citibank”) to serve as its custodian and the Global Small & Mid Cap Fund, Real Return Fund and the Subsidiary have retained Citibank to serve as their co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash, excluding collectible coins or bullions or other forms of precious metals held by the Real Return Fund and the Subsidiary, and assets of the Global Small & Mid Cap Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2014 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Core Fund at 1.00%, the Large Cap Strategies Fund at 1.15%, the Global Small & Mid Cap Fund at 1.11%, the Global Opportunities Fund at 1.20%, the Real Return Fund at 1.10%, the Fixed Income Fund at 0.70% and the Municipal Bond Fund at 0.70%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2013, BIM waived $389,075 for the Large Cap Core Fund, $0 for the Large Cap Strategies Fund, $2,704,759 for the Global Small & Mid Cap Fund, $8,335,099 for the Global Opportunities Fund and $892,042 the Real Return Fund. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $508,414 and $1,178,639, respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $95,000 (plus $50,000 for serving as the Board’s Chairperson, $10,000 as the Board’s Vice Chairperson, $20,000 as the Audit Committee Chairperson, $15,000 as a member of the Pricing Committee, $10,000 as the Risk Management Liaison and $10,000 each as the Nominating Committee Chairperson and the Governance Committee Chairperson and receives for attendance at Board and committee meetings the following:

	Noticed to be
	In-Person
	(whether participating	Noticed to be
	by phone or in-person)	telephonic
Regular Board Meeting	$9,000	$4,500
Special Board Meeting	6,000	3,000
Audit Committee Meeting	5,000	2,500
Nominating Committee Meeting	5,000	2,500
Governance Committee Meeting	5,000	2,500

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Interest Expense. When cash balances are overdrawn, the Funds are charged by BTCO an overdraft fee equal to 2.25% above the federal funds rate on outstanding balances. Citibank, N.A. charges 2.00% above the London InterBank Offered Rate for any overdrawn cash balances. These amounts, if any, are included in “interest expense” in the Statements of Operations when such expenses are incurred.

8.	Securities Transactions:

Investment transactions for the year ended October 31, 2013, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Core Fund	$538,469,547	$423,422,861
Large Cap Strategies Fund	6,363,550,172	2,557,589,543
Global Small & Mid Cap Fund	2,097,893,838	1,698,595,428
Global Opportunities Fund	2,844,291,392	4,802,162,969
Real Return Fund (Consolidated)	806,898,962	1,012,568,382
Fixed Income Fund	178,495,389	93,462,365
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October 31, 2013

	Purchases	Sales
Municipal Bond Fund	$796,381,929	$586,831,909

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2013 were as follows:

	Purchases	Sales
Real Return Fund (Consolidated)	$—	$310,289,382
Fixed Income Fund	271,530,213	296,569,252

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from paydowns, real estate investment trusts, passive foreign investment companies, partnerships and the tax treatment of foreign currency gains/losses. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

Permanent differences as of October 31, 2013, were as follows:

	Increase/(Decrease)
	Undistributed	Increase/(Decrease)	Increase/(Decrease)
	Net Investment Income	Net Realized Gains	Paid-in-Capital
Large Cap Strategies Fund	$(2,578,194)	$2,578,194	$—
Global Small & Mid Cap Fund	3,798,093	(3,798,093)	—
Global Opportunities Fund	59,075,901	(59,072,144)	(3,757)
Real Return Fund	1,650,793	247,392,229	(249,043,022)
Fixed Income Fund	3,515,765	(3,515,765)	—

By investing in the Subsidiary, the Real Return Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). The IRS has issued a private letter ruling to the Real Return Fund confirming that Subpart F income derived from its investment in the Subsidiary, which invests in commodities and commodity-linked instruments, will constitute “qualifying income” under Subchapter M of the Code. Based on such ruling, the Real Return Fund will seek to get exposure to commodities and commodity-linked instruments through investments in the Subsidiary.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as realized capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and as applicable, as such income and/or gains are earned.

The Funds may also be subject to capital gains tax in India on gains realized upon the sale of India securities. The Funds may accrue a deferred tax liability for unrealized gains on India and Thailand securities based on existing tax rates and holding periods of the securities. As of October 31, 2013, the Large Cap Strategies Fund, the Global Small & Mid Cap Fund and the Global Opportunities Fund recorded liabilities of $646,689, $1,585 and $439,057, respectively, in the Statements of Assets and Liabilities as an estimate for potential future India and Thailand capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2013 was as follows (amounts in thousands):

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October 31, 2013

			Global	Global	Real	Fixed	Municipal
	Large Cap	Large Cap	Small & Mid Cap	Opportunities	Return	Income	Bond
	Core Fund	Strategies Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$11,135	$31,237	$54,368	$163,277	$5,157	$10,689	$3,423
Net Long Term Capital Gains	—	—	308,176	—	—	1,681	6,977
Total Taxable Distributions	11,135	31,237	362,544	163,277	5,157	12,370	10,400
Tax Exempt Distributions	—	—	—	—	—	—	16,149
Total Distributions Paid	$11,135	$31,237	$362,544	$163,277	$5,157	$12,370	$26,549

The tax character of distributions from the Funds during the year ended October 31, 2012 was as follows (amounts in thousands):

			Global	Global	Real	Fixed	Municipal
	Large Cap	Large Cap Strategies	Small & Mid Cap	Opportunities	Return	Income	Bond
	Core Fund	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary Income	$1,799	$39,493	$31,191	$219,142	$6,986	$11,786	$10
Net Long Term Capital Gains	—	—	218,243	—	—	9,169	2,446
Total Taxable Distributions	1,799	39,493	249,434	219,142	6,986	20,955	2,456
Tax Exempt Distributions	—	—	—	—	—	—	15,853
Total Distributions Paid	$1,799	$39,493	$249,434	$219,142	$6,986	$20,955	$18,309

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the period ended October 31, 2013, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

At October 31, 2013, the components of accumulated earnings/(deficits) on a tax basis were as follows:

			Global	Global	Real	Fixed	Municipal
	Large Cap Core	Large Cap Strategies	Small & Mid Cap	Opportunities	Return	Income	Bond
	Fund	Fund	Fund	Fund	Fund*	Fund	Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—	$—	$1,464,456
Undistributed Ordinary Income	11,362,651	54,949,954	52,924,232	220,407,991	—	863,523	—
Undistributed Realized Capital Gains	—	—	231,762,668	109,553,384	—	1,052,421	3,569,816
Accumulated Earnings	11,362,651	54,949,954	284,686,900	329,961,375	—	1,915,944	5,034,272
Deferred Qualified Late-Year Losses	—	—	—	—	(2,052,668)	—	—
Capital Loss Carryforwards	(1,733,673)	(92,156,861)	—	—	(412,014,907)	—	—
Unrealized Appreciation/Depreciation	101,574,365	1,337,061,224	1,675,564,856	329,190,780	(99,805,036)	762,312	19,669,940
Other Temporary Differences	—	—	—	(47,416)	—	—	—
Total Accumulated Earnings/(Deficits)	$111,203,343	$1,299,854,317	$1,960,251,756	$659,104,739	$(513,872,611)	$2,678,256	$24,704,212

*As explained in Note 2, the Real Return Fund’s accompanying consolidated financial statements include the financial results of Real Return Fund and the Subsidiary in accordance with U.S. GAAP. For U.S. federal income tax purposes however, the Subsidiary is designated as a controlled foreign corporation and treated as a segregated investment of the Real Return Fund. As a result, the taxable income or loss generated by the Subsidiary is not consolidated but rather passes through to the Real Return Fund, based on tax rules for controlled foreign corporations, with a corresponding adjustment to the Real Return Fund’s tax basis in the Subsidiary. This reporting disparity gives rise to differences when calculating distributable earnings/(deficits) under U.S. GAAP and for U.S. federal income taxes and such differences could be material.

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October 31, 2013

At October 31, 2013, the following Funds had capital loss carryforwards for federal income tax purposes, which will expire on the following date:

10/31/2017
Large Cap Core Fund	$1,733,673
Large Cap Strategies Fund	92,156,861
Real Return Fund**	245,786,188

**As of October 31, 2013, the Real Return Fund had a short-term and long-term capital loss carryforward of $61,837,171 and $104,391,549, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Capital loss carryforwards utilized in the current year were as follows:

Large Cap Core Fund	$54,375,062
Large Cap Strategies Fund	295,000,817
Global Opportunities Fund	201,818,046

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Real Return Fund deferred qualified late-year ordinary losses of $2,052,668, which will be treated as arising on the first business day of the fiscal year ending October 31, 2014.

10.	Commitments:

Global Opportunities Fund may invest in floating rate loan interests. In connection with these investments, Global Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2013, Global Opportunities Fund had outstanding bridge loan commitments of $9,550,000. In connection with these commitments, Global Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that the following events require recognition or disclosure in the financial statements:

At a meeting held on December 3, 2013, the Board approved changes to the Global Small & Mid Cap Fund’s and Global Opportunities Fund’s name and other related changes. Certain revisions to the Funds’ investment strategies will also be made. The foregoing changes will become effective on January 1, 2014. In addition, at a meeting held on October 22-23, 2013, the Board approved the appointment of Muzinich & Co., Inc. (“Muzinich”) as a sub-adviser to the Global Opportunities Fund. Muzinich, whose fees are paid directly by BIM, became a sub-adviser of the Fund on October 24, 2013. The Board’s consideration of the investment sub-advisory agreement with Muzinich is included in this shareholder report.

161

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2013, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

Large Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
Global Small & Mid Cap Fund	100.00%
Global Opportunities Fund	13.74%
Real Return Fund	100.00%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2013, as Qualified Interest Income as defined in the Code as follows:

Large Cap Core Fund	0.14%
Large Cap Strategies Fund	0.10%
Global Small & Mid Cap Fund	0.06%
Global Opportunities Fund	54.38%
Real Return Fund	40.82%
Fixed Income Fund	99.88%
Municipal Bond Fund	20.87%

Qualified Short Term Gain (Unaudited))

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2013, as Qualified Short-Term Gain as defined in the Code as follows:

Global Small & Mid Cap Fund	100.00%
Fixed Income Fund	100.00%
Municipal Bond Fund	100.00%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2013, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

Large Cap Core Fund	50.02%
Large Cap Strategies Fund	71.99%
Global Small & Mid Cap Fund	43.87%
Global Opportunities Fund	7.34%
Real Return Fund	100.00%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2013 as follows:

Global Small & Mid Cap Fund	$308,176,299
Fixed Income Fund	1,681,042
Municipal Bond Fund	6,977,223
162

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
October 31, 2013

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2013 which was derived from U.S. Treasury securities were as follows:

Large Cap Core Fund	0.13%
Large Cap Strategies Fund	0.08%
Global Small & Mid Cap Fund	0.04%
Global Opportunities Fund	0.18%
Real Return Fund	16.12%
Fixed Income Fund	13.16%

Tax Exempt Distributions (Unaudited)

The Municipal Bond Fund designates $16,149,315 as tax exempt dividends paid for the fiscal year ended October 31, 2013.

Foreign Taxes Paid (Unaudited)

The Funds have elected to pass through to their shareholders the foreign taxes paid for the year ended October 31, 2013 as follows: Large Cap Strategies Fund $1,058,531.

163

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (comprising, respectively, Large Cap Core Fund, Large Cap Strategies Fund, Global Small & Mid Cap Fund, Global Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, and Municipal Bond Fund (collectively the “Funds”), including the portfolios of investments of Large Cap Core Fund, Large Cap Strategies Fund, Global Opportunities Fund, Real Return Fund (consolidated), Fixed Income Fund, and Municipal Bond Fund and the condensed portfolio of investments of Global Small & Mid Cap Fund, as of October 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Old Westbury Funds, Inc. at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 23, 2013

164

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calandar year during which he or she reaches the applicable mandatory retirement age established by the Board:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Serves as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years
Interested Director

Jeffrey J. Glowacki[2] 10250 Constellation Boulevard, Suite 2600 Los Angeles, CA 90067 Age: 46	Director	Indefinite term; 1 Year	Managing Director and Regional Director of Bessemer Trust Company, N.A. (since 2005)	7	0

Independent Directors

Eugene P. Beard 630 Fifth Avenue New York, NY 10111 Age: 78	Chairperson & Director	Indefinite term; 15 Years	Chairman and Chief Executive Officer, Westport Asset Fund, Inc.	7	4[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 68	Vice Chairperson & Director	Indefinite term; 9 Years	Director, various corporate, not-for-profit and foundation boards.	7	1[4]

Robert M. Kaufman, Esq. 630 Fifth Avenue New York, NY 10111 Age: 83	Director	Indefinite term; 20 Years	Optional Service Partner, Proskauer Rose LLP, Attorneys at Law.	7	0

John R. Whitmore 630 Fifth Avenue New York, NY 10111 Age: 79	Director	Indefinite term; 14 Years	Financial Advisor and Corporate Director.	7	2[5]
165

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Serves as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 65	Director	Indefinite term; 2 Years	Independent Director; Consultant, Fidelity (2011); Pershing LLC (2010); President, The Dreyfus Family of Funds (2006- 2009); Chief Operating Officer, The Dreyfus Corporation (2006- 2009); Executive Vice President, The Bank of New York Mellon (2008-2009).	7	11[6]

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 64	Director	Indefinite term; since July 2013	General Partner, Rockport Capital Partners (2000-Present).	7	1[7]
166

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Glowacki is deemed an Interested Director by virtue of his positions as Managing Director and Senior Resident Officer of Bessemer Trust Company, N.A.
[3]	Mr. Beard serves, or has served, as Director of the following entities: Cambridge Solutions PLC., Huntsworth PLC., Marc USA Corp., One to One Interactive, Inc., Cambridge Technology, Inc., BBH Fund, Inc., BBH Trust, BBH US Money Market Portfolio, BBH Common Settlement Fund, BBH Common Settlement Fund II, Mattel, Inc., and Catalina Marketing Corporation.
[4]	Ms. Francy serves as Director of Siebert Financial Corp.
[5]	Mr. Whitmore serves, or has served, as Director of the following entities: Saul Centers, Inc.; B.F. Saul Company and B.F. Saul REIT; ASB Capital Management, Inc.; Chevy Chase Trust Company; Chevy Chase Bank; Meadowbrook Equity Fund II, LLC; and Meadowbrook Equity Fund III, LLC.
[6]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (5), Dreyfus Transfer, Inc.; Dreyfus Service Organization, Inc.; Seven Six Seven Agency, Inc.; Mellon Residential Funding Corp.; Mellon United National Bank; Dreyfus Fund International Limited; Man Long Short Fund; GLG International Small Cap Fund; BNY Mellon Funds Trust; and Ilex Partners (Asia) LLC.
[7]	Mr. Ellis serves as Director of Clean Diesel Technologies Inc.
167

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 55	President & Chief Executive Officer	Indefinite; 1 Year	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010); Managing Director and Global Head, Fixed Income, Deutsche Bank (1999-2010).

Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 60	Chief Legal Officer	Indefinite; 10 Years	Managing Director and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (Since 2007).

Don J. Andrews 630 Fifth Avenue New York, NY 10111 Age: 55	Vice President	Indefinite; 8 Years	Managing Director and Chief Compliance Officer, Bessemer Trust Company, N.A. (Since 2002)
	Vice President & Chief Compliance Officer	5 Years

	Vice President, Chief Compliance Officer & Chief Risk Management Officer	4 Years

Peter C. Artemiou 630 Fifth Avenue New York, NY 10111 Age: 50	Vice President	Indefinite; 9 Years	Managing Director & Controller- Alternative Investments, The Bessemer Group, Incorporated and Bessemer Trust Company, N.A. (Since January 12, 2012); Principal and Controller - Alter- native Investments, The Bessemer Group, Incorporated and Bessemer Trust Company, N.A. (2000-January 11, 2012).
	Vice President & Assistant Treasurer	3 Years

	Vice President & Treasurer	4 Years
168

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 50	Assistant Secretary	Indefinite; 4 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since September 2007).

Louis Beasley 630 Fifth Avenue New York, NY 10111 Age: 42	Vice President	Indefinite; 1 Year	Principal and Director of Investment Management Compliance, Bessemer Trust Company N.A. (Since January 12, 2012); Senior Vice President and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (November 2006-January11, 2012).
	Vice President & Anti-Money Laundering Compliance Officer	Since February 2013

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 42	Treasurer Vice President & Assistant Treasurer	Indefinite; 3 Years 4 Years	Vice President and Senior Director of Fund Accounting & Administration, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (formerly, PNC Global Investment Servicing (U.S.) Inc.) (financial services company) (Since 2007).

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 Age: 46	Secretary	Indefinite; 7 Years	Managing Director and Senior Counsel, BNY Mellon (Since 2010); Vice President and Counsel, BNY Mellon (Since 2008).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 43	Assistant Treasurer	Indefinite; 7 Years	Senior Manager of NAV Operations, BNY Mellon (Since 2008); Senior Manager of Fund Accounting & Administration, BNY Mellon (2005-2008).
169

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past 5 Years

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 43	Assistant Secretary	Indefinite; 1 Year	Vice President and Manager of BNY Mellon (Since 2010); Assistant Vice President and Manager, BNY Mellon (2008-2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

170

Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

171

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Unaudited)

At a meeting held on July 23-24, 2013, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of each Fund, (2) a sub-advisory agreement among BIM, Dimensional Fund Advisors LP (“Dimensional”) and the Corporation on behalf of the Old Westbury Global Small & Mid Cap Fund (“Global Small & Mid Cap Fund”), (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Global Small & Mid Cap Fund, (4) a sub-advisory agreement among BIM, Franklin Advisers, Inc. (“Franklin”) and the Corporation on behalf of the Old Westbury Global Opportunities Fund (“Global Opportunities Fund”), (5) a sub-advisory agreement among BIM, Shenkman Capital Management, Inc. (“Shenkman”) and the Corporation on behalf of the Global Opportunities Fund, (6) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Global Opportunities Fund, (7) a sub-advisory agreement among BIM, Mondrian Investment Partners Limited (“Mondrian”) and the Corporation on behalf of the Global Opportunities Fund, (8) a sub-advisory agreement among BIM, Oldfield Partners LLP (“Oldfield”) and the Corporation on behalf of the Large Cap Strategies Fund and (9) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund. At both the meeting of the Board held on July 23-24, 2013 and at a meeting of the Board held on April 23-24, 2013, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fees charged and services provided by affiliated service providers. The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial condition. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received materials and presentations throughout the course of the year relating to the investment management and operation of the Funds.

The Board’s determinations were made on the basis of each Director’s business judgment after consideration of all of the information requested and presented. In reviewing the materials presented, the Board did not identify any single matter or particular information that, in isolation, would be a controlling factor in making a final decision regarding the Agreements. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

The following summary details the materials and factors that the Board considered, among others, and the conclusions that the Board reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the portfolio managers and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all necessary investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, in monitoring the performance of each Sub-Adviser and determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers.

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with its investment policies and restrictions and the requirements of the 1940 Act and related securities regulations.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

172

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement
and Sub-Advisory Agreements (Unaudited) - (Continued)

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds and a representative group of similar funds. The Board reviewed comparative performance over long-, intermediate-and short-term periods and noted that the Funds’ comparative performance was reasonable. The Board considered the performance of each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts managed by such Sub-Adviser. When reviewing Sub-Adviser performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the sub-advisory agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts of Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to Large Cap Core Fund, Fixed Income Fund and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Global Opportunities Fund and Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. With respect to the Global Small & Mid Cap and Real Return Funds, the Board determined that it would continue to monitor whether breakpoints would be appropriate should those Funds continue to grow in size.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market its advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that BIM and each Sub-Adviser provides, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

173

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Muzinich & Co., Inc. (Unaudited)

At a meeting held on October 22-23, 2013, the Board of Directors, including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), unanimously approved a new Sub-Advisory Agreement among Muzinich & Co., Inc. (“Muzinich”), Bessemer Investment Management LLC (“BIM” or “Adviser”) and the Corporation on behalf of the Old Westbury Global Opportunities Fund (the “Fund”) (the “Sub-Advisory Agreement”). The Board noted that, as a key threshold matter, the fee payable to Muzinich under the Sub-Advisory Agreement would be borne by the Adviser from the advisory fee that it receives from the Fund. The Board noted that it had approved the proposed fee change for the Fund due, in part, to the attendant complexity, costs and benefits resulting from the engagement of the proposed sub-advisers. In approving the Sub-Advisory Agreement with Muzinich, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Fund. The Board noted that it had received and reviewed information from the Adviser with respect to Muzinich at a special meeting held on September 18, 2013 and at this meeting. The Board also noted that it had received and reviewed substantial information regarding Muzinich, and the services to be provided by Muzinich to the Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Muzinich, as well as information concerning its organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their counsel and counsel to the Corporation, as well as with BIM to discuss BIM’s recommendation regarding Muzinich’s appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and other information provided to them. The Board concluded that it had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the proposed Sub-Advisory Agreement.

(1) The nature, extent and quality of services provided by Muzinich.

The Board considered the scope and quality of services to be provided by Muzinich, including the fact that the Sub-Adviser pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing Muzinich’s portion of the Fund, as well as the compliance, operational and trading capabilities of Muzinich.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Muzinich were satisfactory.

(2) The performance of Muzinich.

The Board considered the performance data provided by Muzinich with respect to other accounts and determined that Muzinich had demonstrated an ability to appropriately manage assets in the style expected to be used by Muzinich in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

The Board noted that Muzinich’s fee would be paid entirely by BIM. The Directors reviewed the level of the proposed fee against a number of different benchmarks and peer comparisons.

Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Muzinich’s sub-advisory fee was fair and reasonable in light of the quality of services to be provided by the Sub-Adviser.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted that BIM would bear Muzinich’s sub-advisory fee. The Board concluded that, as the mandate was new, no effective economies of scale were present at this time. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

174

Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Muzinich & Co., Inc. (Unaudited) - (Continued)

(5) Ancillary benefits and other factors

In addition to the above factors, the Board also discussed whether there were other benefits received by BIM, Muzinich, or their affiliates, from Muzinich’s relationship with the Fund. The Board concluded that any such fall-out benefits (such as soft dollar-credits) resulting from the proposed engagement of Muzinich were such that it did not affect the Board’s conclusion that the proposed sub-advisory fee was reasonable.

Conclusion

The Board, including all of the Independent Directors, concluded that the fee to be paid to Muzinich under the Sub-Advisory Agreement was fair and reasonable with respect to the services that Muzinich would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

175

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Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
111 Wall Street
New York, NY 10005

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307
Cusip 680414604
Cusip 680414109
Cusip 680414406
Cusip 680414505
Cusip 680414703
Cusip 680414802
(A21-AR2013)
(12/13)

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 12 (a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has three audit committee financial experts serving on its audit committee and those persons (Eugene P. Beard, Patricia L. Francy and J. David Officer) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $744,411 in 2013 and $622,293 in 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $6,593 in 2013 and $6,339 in 2012. Fees for both 2013 and 2012 relate to the review of financial statement data incorporated in the Funds periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $177,666 in 2013 and $214,898 in 2012. Fees for both 2013 and 2012 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $32,935 in 2013 and $31,668 in 2012. Fees for both 2013 and 2012 relate to the review of holdings for the Funds affiliated custodian under Rule 17f-2.

(e)	(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its Charter, the Registrant’s Audit Committee must approve all audit and non-audit services to be provided to the Registrant. This includes services rendered to the adviser and any entity controlling, controlled by or under common control with the adviser that provides on-going services to the Registrant.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100%

(c) 100%

(d) 100%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $210,601 in 2013 and $246,566 in 2012.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Global Small & Mid Cap Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Large Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury Global Opportunities Fund, Old Westbury Real Return Fund, Old Westbury Fixed Income Fund and Old Westbury Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments	October 31, 2013

Shares		Value
COMMON STOCKS — 87.8%
AUSTRALIA — 2.0%
134,164	ABM Resources NL(b)	$3,297
154,673	Adelaide Brighton Ltd.	562,830
69,555	AED Oil Ltd.(b)(c)(d)	0
34,185	Ainsworth Game Technology Ltd.	140,872
25,514	AJ Lucas Group Ltd.(b)	28,938
119,863	Alcyone Resources Ltd.(b)	340
54,720	Alkane Resources Ltd.(b)	20,170
175,036	ALS Ltd.	1,659,321
130,516	Alumina Ltd.(b)	127,058
38,166	Amalgamated Holdings Ltd.	292,550
102,022	Amcom Telecommunications Ltd.	199,603
70,717	Ansell Ltd.	1,302,680
68,098	Antares Energy Ltd.(b)	31,216
60,213	APA Group	344,878
36,380	APN News & Media Ltd.(b)	15,989
36,729	Aquila Resources Ltd.(b)	78,455
19,603	ARB Corp. Ltd.	215,849
77,923	Aristocrat Leisure Ltd.	371,928
973,379	Arrium Ltd.	1,274,189
74,907	ASG Group Ltd.(b)	28,673
204,500	Atlas Iron Ltd.	200,049
100,506	Aurora Oil and Gas Ltd.(b)	308,729
84,509	Ausdrill Ltd.	122,207
8,494	Ausenco Ltd.	13,246
28,194	Austal Ltd.(b)	20,119
17,417	Austbrokers Holdings Ltd.	202,644
15,319	Austin Engineering Ltd.	57,191
215,773	Australian Agricultural Co. Ltd.(b)	229,431
859	Australian Education Trust REIT	1,271
256,656	Australian Infrastructure Fund Ltd.	1,698
141,784	Australian Pharmaceutical Industries Ltd.	86,435
79,373	Automotive Holdings Group Ltd.	272,321
377,764	AWE Ltd.(b)	446,306
113,829	Bank of Queensland Ltd.	1,299,637
21,519	BC Iron Ltd.	100,270
792,736	Beach Energy Ltd.	1,071,437
4,598	Bell Financial Group Ltd.	3,303
372,904	Bendigo and Adelaide Bank Ltd.	3,841,720
216,785	Billabong International Ltd.(b)	80,934
22,861	Bionomics Ltd.(b)	15,125
2,485	Blackmores Ltd.	53,198
12,890	Blackthorn Resources Ltd.(b)	3,046
346,723	BlueScope Steel Ltd.(b)	1,635,254
93,062	Boom Logistics Ltd.(b)	16,272
481,246	Boral Ltd.	2,246,964
10,753	Bradken Ltd.	63,419
10,942	Breville Group Ltd.	83,251
24,551	Brickworks Ltd.	331,360
Shares		Value
AUSTRALIA (continued)
17,627	BT Investment Management Ltd.	$83,134
35,624	Cabcharge Australia Ltd.	135,691
154,604	Caltex Australia Ltd.	2,707,686
255,734	Cape Lambert Resources Ltd.(b)	31,421
57,614	Cardno Ltd.	385,535
490,458	Carnarvon Petroleum Ltd.(b)	34,303
68,742	carsales.com Ltd.	682,203
129,012	Cash Converters International Ltd.	115,839
9,437	Cedar Woods Properties Ltd.	61,812
189,000	Ceramic Fuel Cells Ltd.(b)	6,431
178,666	Challenger Ltd.	1,013,200
2,580,924	Charter Hall Retail REIT(d)	9,855,047
102,039	Clough Ltd.	140,324
84,396	Coal of Africa Ltd.(b)	10,370
10,618	Cochlear Ltd.	591,099
166,306	Cockatoo Coal Ltd.	8,960
127,327	Cockatoo Coal Ltd.(b)	6,860
119,759	Coffey International Ltd.(b)	27,732
19,105,479	Commonwealth Property Office Fund REIT(d)	21,578,833
82,958	Cooper Energy Ltd.(b)	33,715
19,597	Credit Corp. Group Ltd.	183,740
136,841	Cromwell Property Group REIT	128,689
88,635	Crowe Horwath Australasia Ltd.	52,777
17,217	CSG Ltd.	15,866
267,735	CSR Ltd. - Placement Shares	632,626
4,990	Cudeco Ltd.(b)	9,480
67,759	Dart Energy Ltd.(b)	8,966
5,580	Data#3 Ltd.	6,118
118,091	David Jones Ltd.	303,590
47,635	Decmil Group Ltd.	113,907
232,983	Deep Yellow Ltd.(b)	4,404
7,518	Devine Ltd.(b)	7,106
60,174	Discovery Metals Ltd.(b)(c)	3,811
7,045	Domino’s Pizza Enterprises Ltd.	103,741
210,033	Downer EDI Ltd.	978,671
58,868	Drillsearch Energy Ltd.(b)	72,053
180,836	DUET Group.	367,473
145,014	DuluxGroup Ltd.	705,861
16,365	DWS Ltd.	22,892
2,984	Echo Entertainment Group Ltd.	7,474
224,451	Elders Ltd.(b)	24,396
52,026	Energy Resources of Australia Ltd.(b)	62,941
131,257	Energy World Corp. Ltd.(b)	53,965
297,730	Envestra Ltd.	316,575
26,509	Eservglobal Ltd.(b)	13,029
104,372	Evolution Mining Ltd.	82,864
1,261,615	Fairfax Media Ltd.	721,414
3,195	Fantastic Holdings Ltd.	6,704
1,065,862	FAR Ltd.(b)	39,289
16,777	Finbar Group Ltd.	24,895
45,866	FKP Property Group	80,415

1

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
AUSTRALIA (continued)
1,776	Fleetwood Corp. Ltd.	$5,657
25,840	Flight Centre Ltd.	1,267,785
704,466	Focus Minerals Ltd.(b)	8,656
13,085	Forge Group Ltd.	54,416
3,000	G.U.D. Holdings Ltd.	16,814
2,973	G8 Education Ltd.	8,711
873,603	Goodman Fielder Ltd.	627,523
95,093	GrainCorp Ltd. - Class A	1,109,088
140,887	Grange Resources Ltd.	28,629
81,204	Gujarat NRE Coking Coal Ltd.(b)	5,373
180,274	Gunns Ltd.(b)(c)(d)	0
73,089	GWA Group Ltd.	214,149
241,775	Harvey Norman Holdings Ltd.	744,957
842,673	Hillgrove Resources Ltd.(b)	71,681
88,475	Hills Holdings Ltd.	153,029
267,872	Horizon Oil Ltd.(b)	83,549
123,936	iiNET Ltd.	761,400
78,141	Iluka Resources Ltd.	760,709
146,767	Imdex Ltd.	99,876
54,421	IMF Australia Ltd.	94,643
405,289	Incitec Pivot Ltd.	1,018,940
65,287	Independence Group NL	244,357
72,251	Infigen Energy(b)	17,755
679	Inova Resources Ltd.(b)	141
32,314	International Ferro Metals Ltd.(b)	4,539
89,852	Intrepid Mines Ltd.(b)	24,203
708,412	Invocare Ltd.(d)	7,338,353
119,959	IOOF Holdings Ltd.	1,019,283
40,185	Iress Ltd.	375,252
12,036	Iron Ore Holdings Ltd.(b)	10,466
35,560	JB Hi-Fi Ltd.	732,690
7,671	Kagara Ltd.(b)(c)(d)	870
312,325	Kangaroo Resources Ltd.(b)	4,428
24,777	Kingsrose Mining Ltd.(b)	9,016
12,178	Leyshon Resources Ltd.(b)	1,439
73,973	Linc Energy Ltd.(b)	100,679
51,812	Lonestar Resources Ltd.	13,467
2,322	Lycopodium Ltd.	10,754
26,595	M2 Telecommunications Group Ltd.	159,364
19,176	MACA Ltd.	45,673
38,335	Macquarie Atlas Roads Group	96,016
1,285	Macquarie Telecom Group Ltd.	10,275
12,375	Maverick Drilling & Exploration Ltd.(b)	5,965
9,278	MaxiTRANS Industries Ltd.	9,646
6,138	McPherson’s Ltd.	7,832
39,619	Medusa Mining Ltd.(b)	71,275
27,057	Melbourne IT Ltd.	41,300
123,460	Mermaid Marine Australia Ltd.	437,582
7,630	Mesoblast Ltd.(b)	47,596
185,798	Metcash Ltd.	588,285
90,921	Metgasco Ltd.(b)	11,171
54,693	Mincor Resources NL	29,207
Shares		Value
AUSTRALIA (continued)
16,499	Mineral Deposits Ltd.(b)	$48,654
31,765	Mineral Resources Ltd.	340,158
340,000	MMG Ltd.(b)	75,867
814,973	Monadelphous Group Ltd.	14,003,585
59,782	Mortgage Choice Ltd.	168,944
476,391	Mount Gibson Iron Ltd.	400,734
289,867	Myer Holdings Ltd.	684,922
1,050	MyState Ltd.	4,903
79,446	Navitas Ltd.	435,514
66,974	Neon Energy Ltd.(b)	18,357
128,661	New Hope Corp. Ltd.	459,664
536,185	Nexus Energy Ltd.(b)	39,529
122,821	NIB Holdings Ltd.	278,603
69,743	Noble Mineral Resources Ltd.(b)(c)(d)	593
102,310	Northern Star Resources Ltd.	86,062
113,637	NRW Holdings Ltd.	150,366
105,154	Nufarm Ltd.	486,001
14,318	Oakton Ltd.	23,885
50,169	OceanaGold Corp.(b)	83,723
5,532	Orocobre Ltd.(b)	12,496
4,066	OrotonGroup Ltd.	20,637
121,855	Otto Energy Ltd.(b)	12,669
40,173	OZ Minerals Ltd.	137,450
438,358	Pacific Brands Ltd.	292,092
21,542	Paladin Energy Ltd.(b)	8,551
77,993	PanAust Ltd.	148,905
5,565	Patties Foods Ltd.	7,311
24,629	Peet Ltd.(b)	32,589
182,192	Perilya Ltd.(b)	58,548
5,744	Perpetual Ltd.	249,732
24,856	Perseus Mining Ltd.(b)	10,219
48,159	Platinum Asset Mangement Ltd.	280,844
67,411	Platinum Australia Ltd.(b)(d)	1,841
114,913	PMP Ltd.(b)	43,987
53,780	Premier Investments Ltd.	404,609
6,047	Prima Biomed Ltd.(b)	217
236,564	Primary Health Care Ltd.	1,104,531
25,653	Prime Media Group Ltd.	24,488
66,807	Programmed Maintenance Services Ltd.	174,274
681,644	Qantas Airways Ltd.(b)	802,101
92,285	Ramelius Resources Ltd.(b)	11,775
26,001	RCR Tomlinson Ltd.	87,241
17,371	REA Group Ltd.	681,357
30,974	Reckon Ltd.	67,333
17,274	Red 5 Ltd.(b)(c)(d)	7,918
95,161	Red Fork Energy Ltd.(b)	43,172
8,531	Reece Australia Ltd.	225,767
31,163	Regional Express Holdings Ltd.	30,337
65,363	Regis Resources Ltd.	215,605
9,792	Reject Shop Ltd. (The)	165,293
380,526	Resolute Mining Ltd.(b)	231,978
11,029	Resource Generation Ltd.(b)	2,398
25,802	Retail Food Group Ltd.	106,327
101,020	Ridley Corp. Ltd.	81,635

2

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
AUSTRALIA (continued)
195,967	Roc Oil Co. Ltd.(b)	$89,831
3,400	Ruralco Holdings Ltd.	10,315
73,019	SAI Global Ltd.	283,648
9,571	Salmat Ltd.	19,268
17,384	Sandfire Resources NL(b)	107,291
21,212	Sedgman Ltd.	17,242
39,931	Seek Ltd.	490,254
199,708	Senex Energy Ltd.(b)	156,666
16,377	Servcorp Ltd.	62,070
90,368	Service Stream Ltd.	19,645
56,330	Seven Group Holdings Ltd.	444,558
301,112	Seven West Media Ltd.	717,184
5,359,020	Shopping Centres Australasia Property Group, REIT	8,078,825
142,093	Sigma Pharmaceuticals Ltd.	76,551
15,184	Silex Systems Ltd.(b)	34,443
28,232	Silver Lake Resources Ltd.(b)	20,546
9,054	Sirtex Medical Ltd.	106,454
36,651	Skilled Group Ltd.	122,282
14,279	Slater & Gordon Ltd.	52,229
7,500	SMS Management & Technology Ltd.	32,679
314,798	Southern Cross Media Group Ltd.	562,336
564,987	SP AusNet	667,499
403,253	Spark Infrastructure Group	646,025
10,795	Specialty Fashion Group Ltd.	9,081
334,245	St Barbara Ltd.(b)	151,638
29,533	Starpharma Holdings Ltd.(b)	24,982
114,859	Straits Resources Ltd.(b)	977
150,289	STW Communications Group Ltd.	225,853
22,473	Sundance Energy Australia Ltd.(b)	24,108
63,254	Sunland Group Ltd.	95,656
65,953	Super Retail Group Ltd.	834,051
67,322	Swick Mining Services Ltd.	21,316
275,283	Tabcorp Holdings Ltd.	936,664
70,902	Tanami Gold NL(b)	3,418
97,054	Tap Oil Ltd.(b)	49,993
54,903	Tassal Group Ltd.	161,383
414,785	Tatts Group Ltd.	1,230,991
15,839	Technology One Ltd.	30,390
521,073	Ten Network Holdings Ltd.(b)	137,898
69,352	TFS Corp. Ltd.	49,161
57,103	Thorn Group Ltd.	138,166
339,054	Toll Holdings Ltd.	1,849,042
188,636	Toro Energy Ltd.(b)	14,798
18,996	Tox Free Solutions Ltd.	59,249
126,484	TPG Telecom Ltd.	557,088
3,780,227	Transfield Services Ltd.	4,769,812
507,877	Transpacific Industries Group Ltd.(b)	549,625
267,850	Treasury Wine Estates Ltd.	1,189,848
26,094	Troy Resources Ltd.(b)	33,048
3,189	Trust Co. Ltd. (The)	25,168
Shares		Value
AUSTRALIA (continued)
41,109	UGL Ltd.	$286,356
79,768	Unity Mining Ltd.(b)	4,599
144,020	UXC Ltd.	129,995
101,055	Venture Minerals Ltd.(b)	17,192
65,384	Village Roadshow Ltd.	434,439
616,588	Virgin Australia Holdings Ltd.(b)	241,850
521,584	Virgin Australia Holdings Ltd. - CVR Shares(b)(c)(d)	0
1,251	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	9,814
53,591	Washington H. Soul Pattinson & Co. Ltd.	762,815
51,135	WDS Ltd.	40,598
8,040	Webjet Ltd.	23,937
21,668	Western Areas NL	57,343
5,683	White Energy Co. Ltd.(b)	1,128
15,685	Whitehaven Coal Ltd.(b)	24,016
984	Wide Bay Australia Ltd.	5,441
1,550	Windimurra Vanadium Ltd.(b)(c)(d)	0
31,994	Wotif.com Holdings Ltd.	134,262
5,124	YTC Resources Ltd.(b)	1,235
		132,518,620
AUSTRIA — 0.2%
1,015	Agrana Beteiligungs AG	124,031
401	AMAG Austria Metall AG(e)	11,605
4,961	AMS AG	541,836
26,522	Andritz AG	1,633,791
4,521	A-TEC Industries AG(b)(c)(d)	0
2,324	Austria Technologie & Systemtechnik AG	22,208
868	CA Immobilien Anlagen AG	13,223
5,957	CAT Oil AG	145,829
1,961	Conwert Immobilien Invest SE	24,416
255	DO & CO AG	12,248
8,152	EVN AG	124,409
3,313	Flughafen Wien AG	255,950
154,230	IMMOFINANZ AG	675,336
1,245	Kapsch TrafficCom AG	67,227
1,379	Lenzing AG	102,979
2,509	Mayr Melnhof Karton AG	280,193
902	Oberbank AG	58,785
14,426	Oesterreichische Post AG	678,003
6,723	Palfinger AG	248,287
10,308	POLYTEC Holding AG	99,314
20,814	Raiffeisen Bank International AG	765,007
6,417	RHI AG	236,681
516	Rosenbauer International AG	41,686
5,208	S IMMO AG	35,073
4,944	Schoeller-Bleckmann Oilfield Equipment AG	570,583
4,742	Semperit AG Holding	232,751
27,419	Strabag SE	721,112
7,063	UNIQA Insurance Group AG	86,500

3

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
AUSTRIA (continued)
7,354	Verbund AG	$172,689
14,471	Vienna Insurance Group AG Wiener Versicherung Gruppe	766,766
98,464	Voestalpine AG	4,650,406
53,298	Wienerberger AG	927,004
1,597	Wolford AG(b)	42,629
15,071	Zumtobel AG	269,392
		14,637,949
BAHAMAS — 0.0%
488	United International Enterprises	93,367
BELGIUM — 0.3%
1,160	Ablynx NV(b)	11,387
15,584	Ackermans & van Haaren NV	1,688,297
2,240	Aedifica SA REIT	152,707
92,169	Ageas	3,922,604
83,862	AGFA - Gevaert NV(b)	199,262
22,952	AGFA - Gevaert NV - VVPR Strip(b)(c)(d)	0
7,223	Arseus NV	222,816
192	Atenor Group	8,751
62	Banque Nationale de Belgique	243,032
3,532	Barco NV	267,642
6,496	Belgacom SA	177,855
2,364	Cie d’Entreprises CFE	186,903
1,433	Cie Immobiliere de Belgique SA	70,044
4,286	Cie Maritime Belge SA	114,292
2,086	Cofinimmo REIT	251,959
265	Colruyt SA	14,822
19,625	Deceuninck NV(b)	46,630
12,200	Deceuninck NV- VVPR Strip(b)(c)(d)	0
57,235	Delhaize Group SA	3,657,473
10,786	D’ieteren SA NV	508,905
8,676	Econocom Group	84,344
5,784	Elia System Operator SA NV	264,655
7,746	Euronav NV(b)	54,479
2,288	EVS Broadcast Equipment SA	150,046
5,151	Exmar NV	74,414
1,779	Galapagos NV(b)	34,468
677	Intervest Offices & Warehouses REIT	17,759
7,233	Ion Beam Applications(b)	59,611
9,443	KBC Groep NV	514,774
993	Kinepolis Group NV	144,708
47	Lotus Bakeries	43,681
2,552	Melexis NV	83,056
22,521	NV Bekaert SA	945,013
15,645	Nyrstar - VVPR Strip(b)(c)(d)	0
5,199	Nyrstar NV	21,389
1,095	Picanol(b)	36,276
1,265	RealDolmen NV SA(b)	29,714
11,173	Recticel SA	75,244
170	Retail Estates NV REIT	12,880
5,564	Sioen Industries NV	65,951
Shares		Value
BELGIUM (continued)
2,739	Sipef NV	$207,886
3,652	Telenet Group Holding NV	200,572
11,858	Tessenderlo Chemie NV	296,889
1,410	Tessenderlo Chemie NV - VVPR Strip(b)(c)(d)	0
3,085	ThromboGenics NV(b)	85,198
20,569	Umicore SA	981,238
1,563	Van de Velde NV	79,581
3,065	Warehouses De Pauw SCA REIT	227,593
460	Wereldhave Belgium NV REIT	52,151
		16,588,951
BERMUDA — 0.7%
58,286	Archer Ltd.(b)	53,361
250,000	Argo Group International Holdings Ltd.(d)	10,495,000
300,000	Aspen Insurance Holdings Ltd.	11,703,000
221,995	Catlin Group Ltd.	1,822,461
304,000	Endurance Specialty Holdings Ltd.	16,808,160
155,814	Golden Ocean Group Ltd.	234,517
176,842	Hiscox Ltd.	1,875,687
2,021	Hoegh LNG Holdings Ltd.(b)	15,549
197,400	Wilson Sons Ltd. - BDR(d)	2,467,280
		45,475,015
BRAZIL — 0.8%
160,000	Abril Educacao SA - Units	2,278,368
12,300	AES Tiete SA	108,659
17,400	AES Tiete SA - Preference Shares	170,101
2,200	Aliansce Shopping Centers SA	21,281
111,200	All - America Latina Logistica SA	398,100
42,977	Alpargatas SA - Preference Shares	297,359
4,500	Arezzo Industria e Comercio SA	67,293
27,500	Arteris SA	244,286
309,400	Autometal SA(d)	2,430,783
7,700	B2W Cia Digital(b)	57,573
58,481	Banco ABC Brasil SA - Preference Shares	359,992
11,400	Banco Daycoval SA - Preference Shares	45,291
78,690	Banco do Estado do Rio Grande do Sul - Class B, Preference Shares	567,290
16,000	Banco Industrial e Comercial SA - Preference Shares	53,567
4,500	Banco Panamericano SA - Preference Shares(b)	10,606
21,922	Banco Pine SA - Preference Shares	103,239
16,200	Banco Sofisa SA - Preference Shares	19,959
11,400	Bematech SA	39,693

4

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
BRAZIL (continued)
103,092	BR Malls Participacoes SA	$998,615
2,300	Brasil Insurance Participacoes e Administracao SA	20,945
543,100	Brasil Pharma SA(b)	2,012,200
144,318	Braskem SA - Class A, Preference Shares(b)	1,280,708
16,700	Centrais Eletricas Brasileiras SA	52,928
16,800	Centrais Eletricas Brasileiras SA - Preference Shares	89,317
5,700	Centrais Eletricas de Santa Catarina SA - Preference Shares(b)	45,291
6,300	Cia de Gas de Sao Paulo - Class A, Preference Shares	167,188
350,800	Cia de Locacao das Americas(d)	1,331,042
25,500	Cia de Saneamento Basico do Estado de Sao Paulo	270,230
10,700	Cia de Saneamento de Minas Gerais-COPASA	172,809
5,300	Cia de Saneamento do Parana - Preference Shares	16,348
3,600	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares(b)	51,745
25,300	Cia Energetica de Sao Paulo -Class B, Preference Shares	264,610
5,950	Cia Energetica do Ceara - Class A, Preference Shares	104,886
26,208	Cia Ferro Ligas da Bahia-Ferbasa - Preference Shares	159,808
29,100	Cia Hering	422,822
27,800	Cia Paranaense de Energia - Class B, Preference Shares	387,676
18,300	Cia Providencia Industria e Comercio SA	69,272
67,600	Cia Siderurgica Nacional SA	367,844
8,920	Contax Participacoes SA - Units(b)	73,424
11,750	Cremer SA	81,928
2,300	CSU Cardsystem SA	3,080
167,340	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,251,203
400	Cyrela Commercial Properties SA Empreendimentos e Participacoes	3,601
27,600	Diagnosticos da America SA	141,684
27,952	Direcional Engenharia SA	162,207
205,436	Duratex SA	1,281,109
12,500	EcoRodovias Infraestrutura e Logistica SA	84,814
390,320	Embraer SA	2,848,733
54,526	Eneva SA(b)	109,529
14,569	Equatorial Energia SA	150,880
32,800	Estacio Participacoes SA	253,299
35,393	Eternit SA	150,091
Shares		Value
BRAZIL (continued)
6,836	Eucatex SA Industria e Comercio - Preference Shares	$20,567
123,900	Even Construtora e Incorporadora SA	461,818
21,300	Ez Tec Empreendimentos e Participacoes SA	313,291
2,900	Fertilizantes Heringer SA(b)	11,094
123,478	Fibria Celulose SA(b)	1,601,212
339,400	Fleury SA	2,628,600
2,185	Forjas Taurus SA	2,721
30,937	Forjas Taurus SA - Preference Shares	29,829
7,000	General Shopping Brasil SA(b)	29,997
11,500	Gol-Linhas Aereas Inteligentes SA - Preference Shares(b)	58,162
50,800	Grendene SA	460,334
3,200	Guararapes Confeccoes SA	144,201
64,740	Helbor Empreendimentos SA	258,070
120,500	Hypermarcas SA	1,051,591
5,800	IdeiasNet SA(b)	4,324
38,400	Iguatemi Empresa de Shopping Centers SA	441,389
7,000	Industrias Romi SA(b)	19,530
9,800	International Meal Co. Holdings SA(b)	96,898
9,470	Iochpe-Maxion SA	115,786
51,534	JHSF Participacoes SA	128,363
420,300	JSL SA	2,870,543
413,900	Klabin SA - Preference Shares	2,198,647
45,596	Kroton Educacional SA	673,702
4,000	Light SA	35,247
90,200	Linx SA	1,630,300
33,075	Localiza Rent a Car SA	538,897
36,310	Log-In Logistica Intermodal SA(b)	153,169
8,300	Lojas Americanas SA	51,870
62,300	Lojas Americanas SA - Preference Shares	461,090
18,300	Lojas Renner SA	551,402
10,400	LPS Brasil Consultoria de Imoveis SA	72,840
8,300	M Dias Branco SA	389,287
23,648	Magnesita Refratarios SA	65,765
233,600	Mahle-Metal Leve SA Industria e Comercio	2,918,697
185,780	Marcopolo SA - Preference Shares	479,336
102,784	Marfrig Alimentos SA(b)	208,761
13,800	Marisa Lojas SA	115,195
800	Metalfrio Solutions SA(b)	1,246
13,800	Mills Estruturas e Servicos de Engenharia SA	191,581
18,100	Minerva SA(b)	76,757
114,549	MMX Mineracao e Metalicos SA(b)	43,463
30,150	Multiplan Empreendimentos Imobiliarios SA	707,789

5

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
BRAZIL (continued)
3,800	Multiplus SA	$47,072
70,500	Odontoprev SA	291,416
50,400	Oi SA - Preference Shares	84,592
12,800	OSX Brasil SA(b)	2,571
16,300	Parana Banco SA - Preference Shares	103,394
66,719	Paranapanema SA(b)	142,659
35,252	PDG Realty SA Empreendimentos e Partici- pacoes(b)	31,944
17,500	Plascar Participacoes Industriais SA(b)	4,062
56,300	Porto Seguro SA	707,457
8,400	Profarma Distribuidora de Produtos Farmaceuticos SA	66,594
35,600	QGEP Participacoes SA	172,422
38,309	Raia Drogasil SA	280,110
57,450	Randon Participacoes SA - Preference Shares	325,692
12,900	Restoque Comercio e Confeccoes de Roupas SA	38,351
14,700	Rodobens Negocios Imobiliarios SA	89,242
211,168	Rossi Residencial SA(b)	260,166
16,550	Santos Brasil Participacoes SA - Units	160,462
34,100	Sao Martinho SA	481,011
11,475	Saraiva SA Livreiros Editores - Preference Shares	146,447
16,900	SLC Agricola SA	157,669
253,100	Sonae Sierra Brasil SA(d)	2,542,072
100,173	Sul America SA - Units	733,344
185,953	Suzano Papel e Celulose SA - Class A, Preference Shares	753,706
78,400	Tecnisa SA(b)	325,471
2,800	Tempo Participacoes SA	3,487
8,800	Tereos Internacional SA	11,667
29,200	Totvs SA	495,052
5,500	TPI - Triunfo Participacoes e Investimentos SA	25,165
8,400	Transmissora Alianca de Energia Eletrica SA - Units	81,555
171,700	Tupy SA(d)	1,440,158
9,600	UNICASA Industria de Moveis SA	27,640
72	Unipar Carbocloro SA - Preference Shares	15
241,300	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference shares(b)	1,279,638
18,303	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	282,364
52,200	Vanguarda Agro SA(b)	87,847
Shares		Value
BRAZIL (continued)
29,216	Viver Incorporadora e Construtora SA(b)	$3,913
		56,155,094
CAMBODIA — 0.0%
248,000	NagaCorp Ltd.	229,031
CANADA — 2.1%
3,613	Aastra Technologies Ltd.	98,273
15,424	Aberdeen International, Inc.	2,367
6,775	Absolute Software Corp.	47,954
2,790	Acadian Timber Corp.	34,786
67,953	Advantage Oil & Gas Ltd.(b)	276,335
27,738	Aecon Group, Inc.	384,419
2,700	AG Growth International, Inc.	98,403
44,207	AGF Management Ltd. - Class B	583,830
43,000	Agnico-Eagle Mines Ltd.	1,276,823
91,000	Aimia, Inc.	1,608,526
14,401	Ainsworth Lumber Co. Ltd.(b)	54,419
2,500	Air Canada - Class A(b)	13,787
1,100	Akita Drilling Ltd. - Class A	16,194
22,400	Alamos Gold, Inc.	356,845
5,880	Algoma Central Corp.	85,551
108,142	Algonquin Power & Utilities Corp.	698,025
8,470	Alliance Grain Traders, Inc.	130,789
43,545	AltaGas Ltd.	1,612,082
10,000	Alterra Power Corp.(b)	2,829
7,748	Altius Minerals Corp.(b)	80,404
11,700	Altus Group Ltd.	157,100
80,500	Amerigo Resources Ltd.	30,883
2,600	Amica Mature Lifestyles, Inc.	21,844
39,396	Anderson Energy Ltd.(b)	5,479
3,000	Angle Energy, Inc.(b)	10,790
81,625	Antrim Energy, Inc.(b)	7,437
4,772	Arsenal Energy, Inc.	22,884
25,400	Atco Ltd. - Class I	1,178,829
79,500	Athabasca Oil Corp.(b)	495,612
15,436	Atrium Innovations, Inc.(b)	281,139
22,663	ATS Automation Tooling Systems, Inc.(b)	313,433
12,274	Aura Minerals, Inc.(b)	1,413
1,900	AutoCanada, Inc.	69,976
396,886	B2Gold Corp.(b)(d)	982,080
800	Badger Daylighting Ltd.	56,794
46,861	Ballard Power Systems, Inc.(b)	63,371
89,600	Bankers Petroleum Ltd.(b)	343,740
39,700	Bellatrix Exploration Ltd.(b)	297,374
800	Bengal Energy Ltd.(b)	453
22,500	Birchcliff Energy Ltd.(b)	160,768
300	Bird Construction, Inc.	3,766
15,938	Black Diamond Group Ltd.	417,462
72,307	BlackBerry Ltd.(b)	570,744
126,000	BlackPearl Resources, Inc.(b)	234,441
7,900	Boardwalk Real Estate Investment Trust, REIT	449,383
9,006	Bonavista Energy Corp.	103,910

6

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CANADA (continued)
3,100	Bonterra Energy Corp.	$174,229
11,570	Boralex, Inc. - Class A(b)	116,405
100	Brookfield Real Estate Services, Inc.	1,322
6,645	Brookfield Residential Properties, Inc.(b)	147,412
4,500	Burcon NutraScience Corp.(b)	10,660
490,167	CAE, Inc.	5,617,893
10,080	Calfrac Well Services Ltd.	314,199
1,862	Calian Technologies Ltd.	39,092
16,600	Calloway Real Estate Investment Trust	399,616
16,191	Calvalley Petroleum, Inc. - Class A(b)	23,914
29,611	Canaccord Genuity Group, Inc.	188,006
16,731	Canacol Energy Ltd.(b)	76,863
4,100	Canada Bread Co. Ltd.(d)	274,041
32,828	Canada Lithium Corp.(b)	12,437
18,318	Canadian Apartment Properties REIT	378,254
15,185	Canadian Energy Services & Technology Corp.	273,363
11,606	Canadian Real Estate Investment Trust	472,744
84,813	Canadian Western Bank	2,720,133
21,932	Canam Group, Inc. - Class A(b)	237,694
31,977	CanElson Drilling, Inc.	192,294
22,100	Canexus Corp.	153,883
44,643	Canfor Corp.(b)	925,272
11,743	Canfor Pulp Products, Inc.	121,862
5,200	Cangene Corp.(b)	12,468
16,000	CanWel Building Materials Group Ltd.	44,349
9,688	Canyon Services Group, Inc.	106,204
6,007	Capital Power Corp.	124,444
17,583	Capstone Infrastructure Corp.	66,275
143,183	Capstone Mining Corp.(b)	380,393
26,442	Cardero Resource Corp.(b)	3,297
47,246	Cascades, Inc.	264,630
7,306	Cash Store Financial Services, Inc. (The)(b)	11,352
7,709	Cathedral Energy Services Ltd.	45,619
16,407	CCL Industries, Inc. - Class B	1,126,688
87,500	Celestica, Inc.(b)	960,893
82,641	Centerra Gold, Inc.	330,516
104,378	Cequence Energy Ltd.(b)	190,206
900	Cervus Equipment Corp.	17,859
8,900	Chartwell Retirement Residences REIT	91,505
87,396	China Gold International Resources Corp. Ltd.(b)	234,699
6,908	Chinook Energy, Inc.(b)	5,764
820	Churchill Corp. (The) - Class A	7,786
28,912	Cineplex, Inc.	1,164,632
18,051	Claude Resources, Inc.(b)	3,289
9,100	Cogeco Cable, Inc.	430,279
4,665	Cogeco, Inc.	211,181
Shares		Value
CANADA (continued)
28,143	COM DEV International Ltd.(b)	$113,366
10,255	Cominar Real Estate Investment Trust	186,776
10,200	Computer Modelling Group Ltd.	261,982
131,262	Connacher Oil and Gas Ltd.(b)	24,549
3,107	Constellation Software, Inc.	566,004
5,800	Contrans Group, Inc. - Class A	74,652
4,700	Corby Distilleries Ltd. - Class A	92,183
62,122	Corus Entertainment, Inc. - Class B	1,447,815
56,517	Cott Corp.	462,912
32,065	Crew Energy, Inc.(b)	186,365
35,826	Crocotta Energy, Inc.(b)	104,456
20,011	Davis & Henderson Corp.	515,317
19,795	DeeThree Exploration Ltd.(b)	172,766
63,438	Delphi Energy Corp.(b)	98,566
123,700	Denison Mines Corp.(b)	136,435
17,700	Descartes Systems Group, Inc. (The)(b)	216,783
11,274	DHX Media Ltd.	43,468
3,059	DirectCash Payments, Inc.	54,071
30,931	Dollarama, Inc.	2,658,645
32,840	Dominion Diamond Corp.(b)	443,473
13,809	Dorel Industries, Inc. - Class B	513,078
16,835	DragonWave, Inc.(b)	24,220
35,170	Duluth Metals Ltd.(b)	31,370
49,786	Dundee Precious Metals, Inc.(b)	212,485
8,500	Dundee Real Estate Investment Trust - Class A, REIT	235,683
11,964	Dynasty Metals & Mining, Inc.(b)	8,147
229	E-L Financial Corp. Ltd.	152,252
213,500	Eldorado Gold Corp.	1,439,510
10,019	Emera, Inc.	295,386
16,750	Empire Co. Ltd. - Class A	1,233,458
8,287	Enbridge Income Fund Holdings, Inc.	185,586
61,981	Endeavour Silver Corp.(b)	257,400
8,281	Enerflex Ltd.	117,307
136,814	Energy Fuels, Inc.(b)	18,370
120,168	Enerplus Corp.	2,073,392
600	Enghouse Systems Ltd.	15,969
64,816	Ensign Energy Services, Inc.	1,107,775
29,186	Epsilon Energy Ltd.(b)	89,015
9,245	Equal Energy Ltd.	43,891
5,842	Equitable Group, Inc.	273,988
75,613	Essential Energy Services Trust(b)	213,934
1,100	Evertz Technologies Ltd.	17,619
1,700	Excellon Resources, Inc.(b)	2,250
2,974	Exchange Income Corp.	57,018
5,600	Exco Technologies Ltd.	39,208
14,469	EXFO, Inc.(b)	81,598
13,000	Extendicare, Inc.	83,412
64,225	Finning International, Inc.	1,480,812

7

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CANADA (continued)
553	Firm Capital Mortgage Investment Corp.	$6,322
9,091	First Capital Realty Inc.	157,991
30,350	First Majestic Silver Corp.(b)	343,481
2,412	First National Financial Corp.	50,408
32,470	First Quantum Minerals Ltd.	615,985
9,700	FirstService Corp.	403,201
835	Fortress Paper Ltd. - Class A(b)	4,621
57,167	Fortuna Silver Mines, Inc.(b)	226,442
200	Gamehost, Inc.	2,755
6,834	Genivar, Inc.	195,585
34,852	Genworth MI Canada, Inc.	1,096,719
22,786	Gibson Energy, Inc.	559,679
57,000	Gildan Activewear, Inc.	2,747,633
2,500	Glentel, Inc.	34,144
2,859	GLG Life Tech Corp.(b)	1,508
4,565	Gluskin Sheff & Associates, Inc.	88,003
2,010	GLV, Inc. - Class A(b)	7,808
14,327	GMP Capital, Inc.	85,331
131,213	Gran Tierra Energy, Inc.(b)	989,147
2,800	Granite Real Estate Investment Trust	97,268
33,752	Great Canadian Gaming Corp.(b)	415,001
23,182	Great Panther Silver Ltd.(b)	18,899
6,784	Guardian Capital Group Ltd. - Class A	97,597
19,400	Guyana Goldfields, Inc.(b)	45,400
2,034	Hanfeng Evergreen, Inc.(b)	1,951
7,102	Heroux-Devtek, Inc.	63,687
670	High Liner Foods, Inc.	26,346
3,627	HNZ Group, Inc.	78,791
13,900	Home Capital Group, Inc.	1,103,175
27,827	Horizon North Logistics, Inc.	226,854
72,091	HudBay Minerals, Inc.	587,708
1,936	IBI Group, Inc.	3,472
7,800	Imax Corp.(b)	226,897
27,086	Imperial Metals Corp.(b)	342,650
39,500	Industrial Alliance Insurance and Financial Services, Inc.	1,771,467
20,879	Innergex Renewable Energy, Inc.	183,028
23,670	International Forest Products Ltd. - Class A(b)	268,108
5,748	International Tower Hill Mines Ltd.(b)	2,977
25,626	Intertape Polymer Group, Inc.	368,666
103,565	Ithaca Energy, Inc.(b)	242,362
18,561	Ivernia, Inc.(b)	2,492
22,616	Jean Coutu Group PJC, Inc. (The) Class A	399,763
1,910	Just Energy Group, Inc.	13,556
276,940	Katanga Mining Ltd.(b)	146,086
1,300	K-Bro Linen, Inc.	43,639
16,550	Kelt Exploration Ltd.(b)	136,508
25,539	Keyera Corp.	1,511,299
13,811	Killam Properties, Inc.	145,839
Shares		Value
CANADA (continued)
1,953	Kingsway Financial Services, Inc.(b)	$6,256
13,254	Laramide Resources Ltd.(b)	4,767
16,985	Laurentian Bank of Canada	758,310
1,200	Le Chateau, Inc. - Class A(b)	5,041
20,200	Legacy Oil & Gas, Inc.(b)	136,778
8,682	Leisureworld Senior Care Corp.	88,598
13,400	Leon’s Furniture Ltd.	170,030
4,437	Lightstream Resources Ltd.	28,512
29,705	Linamar Corp.	998,856
8,170	Liquor Stores N.A. Ltd.	117,772
35,144	Long Run Exploration Ltd.(b)	195,497
18,100	Lucara Dianmond Corp.(b)	22,220
226,995	Lundin Mining Corp.(b)	1,023,236
17,647	MacDonald Dettwiler & Associates Ltd.	1,346,395
500	Mainstreet Equity Corp.(b)	15,149
43,095	Major Drilling Group International, Inc.	339,751
40,633	Mandalay Resources Corp.	28,838
11,156	Manitoba Telecom Services, Inc.	315,319
48,666	Maple Leaf Foods, Inc.	716,466
27,098	Martinrea International, Inc.	287,184
4,600	MBAC Fertilizer Corp.(b)	8,912
2,300	McCoy Corp.	15,861
77,075	McEwen Mining - Minera Andes Acquisition Corp.(b)(d)	161,150
2,600	Medical Facilities Corp.	41,594
2,550	MEGA Brands, Inc.(b)	38,397
22,931	Mega Uranium Ltd.(b)	1,210
1,400	Melcor Developments Ltd.	26,304
29,200	Methanex Corp.	1,693,496
226,002	Morguard Real Estate Investment Trust(d)	3,684,874
15,887	Morneau Shepell, Inc.	217,891
100	MTY Food Group, Inc.	3,036
44,077	Mullen Group Ltd.	1,181,136
98,937	Nevsun Resources Ltd.	360,582
4,004	New Flyer Industries, Inc.	41,513
225,700	New Gold, Inc.(b)	1,324,782
13,950	New Millennium Iron Corp.(b)	9,499
44,788	Newalta Corp.	698,034
22,900	NGEx Resources, Inc.(b)	42,828
7,923	Norbord, Inc.	224,928
31,488	Nordion, Inc.(b)	260,626
948	North American Energy Partners, Inc.(b)	5,696
15,831	North West Co. Inc., (The)	393,706
6,358	Northern Dynasty Minerals Ltd.(b)	8,537
222,900	Northern Property Real Estate Investment Trust(d)	5,985,901
3,613	NorthWest Healthcare Properties Real Estate Investment Trust	38,256
47,000	Novagold Resources, Inc.(b)	101,424

8

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CANADA (continued)
46,201	NuVista Energy Ltd.(b)	$294,669
100	Onex Corp.	5,284
12,600	Open Text Corp.(f)	925,921
1,052	Open Text Corp.(f)	77,154
32,506	Orvana Minerals Corp.(b)	12,938
92,400	Osisko Mining Corp.(b)	451,078
6,230	Paladin Labs, Inc.(b)	380,916
15,301	Pan American Silver Corp.	162,600
18,300	Paramount Resources Ltd. - Class A(b)	634,133
48,224	Parex Resources, Inc.(b)	278,896
12,688	Parkland Fuel Corp.	232,549
452,552	Pason Systems, Inc.(d)	9,405,651
10,486	Patheon, Inc.(b)	56,923
196,619	Pengrowth Energy Corp.	1,263,461
780	Perpetual Energy, Inc.(b)	823
9,000	Petaquilla Minerals Ltd.(b)	3,625
4,403	Petrominerales Ltd.	50,632
27,400	Peyto Exploration & Development Corp.	825,692
113,000	Phoscan Chemical Corp.(b)	31,430
2,107	PHX Energy Services Corp.	24,856
5,000	Platino Energy Corp.(b)	2,877
2,100	Points International Ltd.(b)	44,713
114,353	Precision Drilling Corp.(f)	1,209,719
489	Precision Drilling Corp.(f)	5,179
13,536	Premium Brands Holdings Corp.	258,867
55,909	Primero Mining Corp.(b)	318,515
816	Progressive Waste Solutions Ltd.	21,910
31,060	Progressive Waste Solutions Ltd. - Placement Shares	834,403
20,867	Pulse Seismic, Inc.	75,050
500	Pure Technologies Ltd.(b)	2,781
9,975	QLT, Inc.	43,147
27,400	Quebecor, Inc. - Class B	677,478
52,100	Questerre Energy Corp. - Class A(b)	68,457
10,077	Reitmans (Canada) Ltd. - Class A	66,204
4,400	Richelieu Hardware Ltd.	194,079
421,400	Ritchie Bros Auctioneers, Inc.	8,343,720
249,500	Ritchie Bros. Auctioneers, Inc.	4,931,852
58,032	RMP Energy, Inc.(b)	347,307
3,231	Rock Energy, Inc.(b)	9,668
4,730	Rocky Mountain Dealerships, Inc.	53,985
20,712	Rogers Sugar, Inc.	108,263
76,007	RONA, Inc.	890,812
33,389	Russel Metals, Inc.	922,268
21,300	Sandstorm Gold Ltd.(b)	114,809
188,000	Sandvine Corp.(b)	477,821
16,100	Santonia Energy, Inc.(b)	31,346
56,481	Savanna Energy Services Corp.	424,698
64,511	Scorpio Mining Corp.(b)	17,015
Shares		Value
CANADA (continued)
2,700	Sears Canada Inc.	$37,549
14,006	Secure Energy Services, Inc.	198,675
111,867	SEMAFO, Inc.	303,634
26,812	ShawCor Ltd.	1,127,099
167,000	Sherritt International Corp.	571,803
19,469	Sierra Wireless, Inc.(b)	352,539
44,500	Silver Standard Resources, Inc.(b)	250,530
35,300	Sprott Resource Corp.	96,151
28,531	Sprott, Inc.	72,241
2,330	Spyglass Resources Corp.	4,648
33,100	St. Andrew Goldfields Ltd.(b)	9,048
10,542	Stantec, Inc.	626,464
5,960	Stella-Jones, Inc.	163,140
2,400	Strad Energy Services Ltd.	8,379
26,948	Student Transportation, Inc.	169,548
23,746	SunOpta, Inc.(b)	255,532
30,800	Superior Plus Corp.	328,486
24,038	Surge Energy, Inc.	160,461
11,967	TAG Oil Ltd.(b)	48,665
50,222	Taseko Mines Ltd.(b)	123,309
29,538	Tembec, Inc.(b)	75,640
45,730	Teranga Gold Corp. - CDI(b)	26,798
41,669	Timmins Gold Corp.(b)	66,741
8,357	TMX Group Ltd.	381,121
2,883	TORC Oil & Gas Ltd.	27,623
23,345	Toromont Industries Ltd.	517,210
17,751	Torstar Corp. - Class B	95,339
22,950	Total Energy Services, Inc.	406,327
4,800	TransAlta Corp.	64,589
31,278	Transcontinental, Inc. - Class A	499,476
41,874	TransForce, Inc.	927,320
25,900	TransGlobe Energy Corp.(b)	234,495
44,600	Trican Well Service Ltd.	626,663
20,400	Trilogy Energy Corp.	598,510
67,009	Trinidad Drilling Ltd.	649,107
100,100	Turquoise Hill Resources Ltd.(b)	482,907
38,000	Tuscany International Drilling, Inc.(b)	4,738
44,765	Twin Butte Energy Ltd.	95,313
8,241	Uni-Select, Inc.	191,274
2,700	US Silver & Gold, Inc.(b)	1,424
4,141	Valener, Inc.	61,600
80,029	Veresen, Inc.	990,144
433	Vermilion Energy, Inc.	23,800
7,539	Virginia Mines, Inc.(b)	77,078
1,400	Wajax Corp.	50,044
2,361	Wesdome Gold Mines Ltd.(b)	1,495
11,176	West Fraser Timber Co. Ltd.	1,024,400
3,556	Western Energy Services Corp.	26,841
31,338	Western Forest Products, Inc.	44,784
6,300	Westjet Airlines Ltd.	164,773
902	Westshore Terminals Investment Corp.	29,699

9

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CANADA (continued)
7,900	Whistler Blackcomb Holdings, Inc.	$109,864
40,450	Whitecap Resources, Inc.	469,812
33,200	Wi-Lan, Inc.	104,442
11,548	Winpak Ltd.	253,189
4,674	Xtreme Drilling and Coil Services Corp.(b)	15,735
2,100	Zargon Oil & Gas Ltd.	15,529
		139,937,695
CAYMAN ISLANDS — 0.0%
23,308	China Great Star International Ltd.(b)	40,650
CHILE — 0.1%
367,736	AES Gener SA	220,749
487,853	Aguas Andinas SA - Class A	330,473
130,649	Banmedica SA	239,746
77,620	Besalco SA	109,133
18,719	CAP SA	388,778
243,906	CFR Pharmaceuticals SA	61,899
2,925	Cia Cervecerias Unidas SA	39,228
43,481	Cia General de Electricidad SA	247,008
18,733	Cia Sud Americana de Vapores SA(b)	870
924,504	Colbun SA	229,208
50,487,302	CorpBanca SA	567,705
17,201	Cristalerias de Chile SA(d)	145,231
61,992	E.CL SA	96,706
15,622	Embotelladora Andina SA - Class A, Preference Shares	66,178
16,401	Embotelladora Andina SA - Class B, Preference Shares	92,499
37,467	Empresas Hites SA	30,720
7,303	ENTEL Chile SA	112,386
20,702	Forus SA	113,563
12,790	Gasco SA	136,077
138,767	Grupo Security SA	48,220
448,016	Inversiones Aguas Metropolitanas SA	830,874
3,800	Latam Airlines Group SA - BDR	61,914
535,964	Madeco SA(b)	4,081
1,142,051	Masisa SA	84,720
952	Molibdenos y Metales SA	14,868
134,264	Multiexport Foods SA(b)	26,732
97,068	Parque Arauco SA	187,409
163,857	Ripley Corp. SA	143,945
134,963	Sigdo Koppers SA	225,268
20,922	Sociedad Matriz SAAM SA	2,103
179,081	Socovesa SA	51,041
134,117	Sonda SA	348,220
235,571	Vina Concha y Toro SA	432,283
853,398	Vina San Pedro Tarapaca SA	5,081
		5,694,916
Shares		Value
CHINA — 1.1%
1,379,000	AAC Technologies Holdings, Inc.	$6,091,932
684,000	Agile Property Holdings Ltd.	824,894
297,090	Airtac International Group	2,153,889
570,000	Aluminum Corp. of China Ltd. - H Shares(b)	213,208
680,000	Angang Steel Co. Ltd. - H Shares(b)	412,228
22,000	Anhui Expressway Co. Ltd. - H Shares	12,344
32,000	Anhui Tianda Oil Pipe Co. Ltd. - H Shares	4,747
104,000	ANTA Sports Products Ltd.	149,165
408,000	Anton Oilfield Services Group	257,861
639,000	Asia Cement China Holdings Corp.	349,460
96,000	Aupu Group Holding Co. Ltd.	10,649
98,000	AVIC International Holdings Ltd.(b)	38,047
196,000	AviChina Industry & Technology Co. - H Shares	93,032
113,500	Baoxin Auto Group Ltd.	116,970
132,000	Baoye Group Co. Ltd. - H Shares	95,514
241,000	BBMG Corp. - H Shares	172,831
762,000	Beijing Capital International Airport Co. Ltd. - H Shares	537,616
716,000	Beijing Capital Land Ltd. - H Shares	257,660
420,000	Beijing North Star Co. Ltd. - H Shares	94,260
33,500	Biostime International Holdings Ltd.	253,853
16,000	Boer Power Holdings Ltd.	12,176
34,500	Byd Co. Ltd. - H Shares(b)	170,876
577,000	BYD Electronic International Co. Ltd.(b)	270,155
361,656	Central China Real Estate Ltd.	118,018
32,000	Changshouhua Food Co. Ltd.	33,804
249,000	Chaowei Power Holdings Ltd.	106,306
861,000	China Aoyuan Property Group Ltd.	176,576
431,000	China Automation Group Ltd.	90,614
868,857	China BlueChemical Ltd. - H Shares	558,095
1,190,000	China Communications Services Corp. Ltd. - H Shares	729,073
545,500	China COSCO Holdings Co. Ltd. - H Shares(b)	258,924
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	24,503
954,000	China Dongxiang Group Co.	148,889
232,000	China Eastern Airlines Corp. Ltd. - H Shares(b)	80,196
952,000	China Gas Holdings Ltd.	1,060,916
449,000	China Hongqiao Group Ltd.	283,774
332,500	China Huiyuan Juice Group Ltd.(b)	222,582

10

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CHINA (continued)
90,400	China International Marine Containers Group Co. Ltd. - H Shares	$169,070
251,000	China ITS Holdings Co. Ltd.	65,720
199,000	China Lesso Group Holdings Ltd.	127,311
66,000	China Lilang Ltd.	42,649
215,000	China Longyuan Power Group Corp. - H Shares	247,085
135,000	China Medical System Holdings Ltd.	121,366
180,000	China Modern Dairy Holdings Ltd.(b)	83,813
247,678	China Molybdenum Co. Ltd. - H Shares	100,311
1,428,084	China National Building Material Co. Ltd. - H Shares	1,396,218
641,000	China National Materials Co. Ltd. - H Shares	139,725
740,000	China Nickel Resources Holding Co. Ltd.	34,838
200,000	China Qinfa Group Ltd.	15,736
216,000	China Rare Earth Holdings Ltd.(b)	33,154
572,500	China Rongsheng Heavy Industries Group Holdings Ltd.(b)	68,673
87,700	China Sandi Holdings Ltd.(b)(c)(d)	7,013
271,000	China Sanjiang Fine Chemicals Co. Ltd.	119,893
374,400	China SCE Property Holdings Ltd.	85,958
1,215,488	China Shanshui Cement Group Ltd.	432,703
138,000	China Shineway Pharmaceutical Group Ltd.	213,595
2,019,093	China Shipping Container Lines Co. Ltd. - H Shares(b)	500,020
862,000	China Shipping Development Co. Ltd., H Shares(b)	488,092
694,000	China Southern Airlines Co. Ltd. - H Shares	256,009
90,000	China Sunshine Paper Holdings Co. Ltd.(b)	8,706
153,000	China Suntien Green Energy Corp. Ltd. - H Shares	53,480
176,000	China Taifeng Beddings Holdings Ltd.	38,819
400,000	China Tontine Wines Group Ltd.(b)	19,605
292,000	China Wireless Technologies Ltd.	109,222
520,000	China Yurun Food Group Ltd.(b)	344,744
417,500	China Zhengtong Auto Services Holdings Ltd.(b)	290,791
1,005,600	China Zhongwang Holdings Ltd.(b)	326,856
Shares		Value
CHINA (continued)
350,000	Chinasoft International Ltd.(b)	$102,476
312,000	Chongqing Iron & Steel Co. Ltd. - H Shares(b)	44,267
278,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	34,423
670,000	Chongqing Rural Commercial Bank - H Shares	337,895
228,000	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	85,283
158,000	Comtec Solar Systems Group Ltd.(b)	34,441
1,867,291	Country Garden Holdings Co. Ltd.	1,276,492
3,562,000	CPMC Holdings Ltd.(d)	2,848,497
180,000	CSR Corp. Ltd. - H Shares	149,981
9,516,000	Dalian Port PDA Co. Ltd. - H Shares(d)	2,209,313
192,000	Daphne International Holdings Ltd.	100,049
230,000	Datang International Power Generation Co .Ltd. - H Shares	105,314
17,000	Delong Holdings Ltd.(b)	4,927
79,600	Dongfang Electric Corp. Ltd. - H Shares	128,132
11,100	Dongjiang Environmental Co. Ltd. - H Shares	31,211
237,000	Dongyue Group	111,882
184,000	ENN Energy Holdings Ltd.	1,090,520
3,166,000	Evergrande Real Estate Group Ltd.	1,335,331
1,258,500	Fantasia Holdings Group Co. Ltd.	215,891
1,505,000	FIH Mobile Ltd.(b)	848,297
174,000	First Tractor Co. Ltd. - H Shares	124,334
673,500	Fosun International Ltd.	647,179
292,600	Fufeng Group Ltd.	124,165
148,000	Golden Eagle Retail Group Ltd.	222,200
131,000	Goodbaby International Holdings Ltd.	64,714
228,000	Great Wall Technology Co. Ltd. - H Shares(b)(c)(d)	65,874
111,000	Greenland Hong Kong Holdings Ltd.	78,457
313,500	Greentown China Holdings Ltd.	608,966
950,000	Guangshen Railway Co. Ltd. - H Shares	506,062
467,753	Guangzhou Automobile Group Co. Ltd. - H Shares	555,053
76,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.(b)	275,455
453,600	Guangzhou R&F Properties Co. Ltd. - H Shares	795,687
30,400	Guangzhou Shipyard International Co. Ltd. - H Shares	44,857

11

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CHINA (continued)
329,000	Guodian Technology & Environment Group Co. Ltd. - H Shares	$83,597
56,000	Hainan Meilan International Airport Co. Ltd. - H Shares	59,156
2,603,000	Haitian International Holdings Ltd.	6,271,642
494,000	Harbin Electric Co. Ltd. - H Shares	310,303
4,288,000	Hilong Holding Ltd.	2,853,873
65,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares(b)	61,034
475,000	Honghua Group Ltd.	144,589
138,000	Huadian Power International Corp. Ltd. - H Shares	64,078
460,000	Huaneng Renewables Corp. Ltd.	177,402
192,000	Hunan Non-Ferrous Metal Corp. Ltd. - H Shares(b)	53,244
268,500	Intime Retail Group Co. Ltd.	319,651
80,000	JES International Holdings Ltd.(b)	7,728
122,000	Jiangsu Expressway Co. Ltd. - H Shares	153,582
320,000	Jiangxi Copper Co. Ltd. - H Shares	614,988
92,000	Jingwei Textile Machinery - H Shares	60,637
1,141,000	Kaisa Group Holdings Ltd.(b)	347,318
63,000	Kasen International Holdings Ltd.(b)	11,376
228,000	Kingdee International Software Group Co. Ltd.(b)	73,520
73,000	Kingsoft Corp. Ltd.	181,347
84,000	Labixiaoxin Snacks Group Ltd.	43,663
64,000	Leoch International Technology Ltd.(b)	7,512
76,000	Li Heng Chemical Fibre Technologies Ltd.(b)	7,403
245,750	Li Ning Co. Ltd.(b)	225,052
26,000	Lingbao Gold Co. Ltd. - H Shares	5,701
162,500	Longfor Properties Co. Ltd.	264,930
1,019,000	Lonking Holdings Ltd.(b)	207,664
1,182,000	Maanshan Iron & Steel - H Shares(b)	301,865
611,000	Maoye International Holdings Ltd.	118,212
1,396,000	Metallurgical Corp. of China Ltd. - H Shares(b)	286,294
3,586,000	Microport Scientific Corp.	2,432,911
146,000	Minth Group Ltd.	305,822
34,000	Nanjing Panda Electronics Co. Ltd. - H Shares	15,831
68,000	Nature Flooring Holding Co. Ltd.	12,367
Shares		Value
CHINA (continued)
179,000	O-Net Communications Group Ltd.	$33,939
96,800	Pacific Online Ltd.	45,197
70,000	Pan Asia Environmental Protection Group Ltd.(b)	13,001
363,000	Peak Sport Products Co. Ltd.	83,341
750,000	Powerlong Real Estate Holdings Ltd.	155,746
82,000	Prince Frog International Holdings Ltd.(c)(d)	49,287
402,000	Qingling Motors Co. Ltd. - H Shares	123,405
261,000	Qunxing Paper Holdings Co. Ltd.(c)(d)	67,935
67,000	Real Gold Mining Ltd.(b)(c)(d)	12,099
5,423,430	Renhe Commercial Holdings Co. Ltd.(b)	304,294
34,500	Sateri Holdings Ltd.	6,675
9,556,806	Semiconductor Manufacturing International Corp.(b)	714,942
253,500	Shandong Chenming Paper Holdings Ltd. - H Shares	103,650
49,600	Shandong Molong Petroleum Machinery Co. Ltd. - H Shares	16,762
484,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	454,472
678,000	Shanghai Electric Group Co. Ltd. - H Shares	239,613
26,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	59,952
724,000	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	174,627
205,600	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	423,770
222,000	Shanghai Prime Machinery Co. Ltd. - H Shares	26,057
687,000	Shengli Oil & Gas Pipe Holdings Ltd.	37,217
204,000	Shenguan Holdings Group Ltd.	91,041
32,000	Shenzhen Expressway Co. Ltd. - H Shares	13,455
162,000	Shenzhou International Group Holdings Ltd.	557,900
1,728,381	Shui On Land Ltd.	601,913
257,000	Sihuan Pharmaceutical Holdings Group Ltd.	191,598
328,000	Sino Dragon New Energy Holdings Ltd.(b)	12,480
65,000	Sino Grandness Food Industry Group Ltd.(b)	37,413
73,000	SinoMedia Holding Ltd.	67,981
1,632,939	Sino-Ocean Land Holdings Ltd.	1,036,252
378,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	99,948

12

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
CHINA (continued)
234,000	Sinopec Yizheng Chemical Fibre Co. Ltd. - H Shares(b)	$64,891
184,800	Sinopharm Group Co. Ltd. - H Shares	500,555
1,009,000	Sinotrans Ltd. - H Shares	248,573
413,500	Sinotruk Hong Kong Ltd.	216,537
67,000	SITC International Holdings Co. Ltd.	28,345
1,600,500	SOHO China Ltd.	1,401,702
52,000	Springland International Holdings Ltd.	28,505
90,000	SPT Energy Group, Inc.	49,568
741,000	Sunac China Holdings Ltd.	514,198
131,000	Sunny Optical Technology Group Co. Ltd.	126,894
238,000	TCL Communication Technology Holdings Ltd.(b)	216,419
88,000	Tian Shan Development Holdings Ltd.	29,398
554,000	Tiangong International Co. Ltd.	142,198
792,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	2,400,619
15,200	Tonly Electronics Holdings Ltd.(b)	8,960
165,500	Travelsky Technology Ltd. - H Shares	141,528
201,000	Trony Solar Holdings Co. Ltd.(b)(c)(d)	16,333
32,000	Tsingtao Brewery Co. Ltd. - H Shares	262,092
182,000	Uni-President China Holdings Ltd.	181,930
56,000	Weichai Power Co. Ltd. - H Shares	224,274
319,000	Weiqiao Textile Co. - H Shares	194,206
1,510,000	West China Cement Ltd.	225,925
384,000	Winsway Coking Coal Holding Ltd.(b)	28,727
60,000	Wumart Stores, Inc. - H Shares	100,142
626,000	Xiamen International Port Co. Ltd. - H Shares	84,780
144,000	Xiangyu Dredging Holdings Ltd.	36,590
3,993,000	Xingda International Holdings Ltd.	2,425,775
159,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	93,312
151,200	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	154,457
433,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(b)	68,136
142,000	Xiwang Property Holdings Co. Ltd.	20,330
81,000	Yantai North Andre Juice Co. - H Shares	20,268

Shares		Value
CHINA (continued)
668,000	Yanzhou Coal Mining Co. Ltd. - H Shares	$692,728
648,760	Yuzhou Properties Co. Ltd.	158,989
37,000	Zall Development Group Ltd.	15,033
103,000	Zhaojin Mining Industry Co. Ltd. - H Shares	83,431
96,000	Zhejiang Expressway Co. Ltd. - H Shares	88,410
40,000	Zhejiang Glass Co. Ltd. - H Shares(b)(c)(d)	0
46,400	Zhengzhou Coal Mining Machinery Group Co. Ltd. - H Shares	28,009
525,000	Zhong An Real Estate Ltd.(b)	104,282
71,000	Zhongsheng Group Holdings Ltd.	113,739
56,000	Zhuzhou CSR Times Electric Co. Ltd. - H Shares	200,800
1,318,000	Zijin Mining Group Co., Ltd.	304,298
445,600	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	410,943
100,000	ZTE Corp. - H Shares(b)	217,980
		72,249,500
COLUMBIA — 0.0%
1,764	Pacific Rubiales Energy Corp.	36,493
CYPRUS — 0.0%
279,720	Bank of Cyprus Plc(b)(c)(d)	0
37,338	Deep Sea Supply Plc(b)	70,561
71,521	ProSafe SE	613,324
39,926	Songa Offshore(b)	37,558
		721,443
DENMARK — 0.6%
2,314	ALK-Abello A/S	219,890
57,902	Alm Brand A/S(b)	226,622
8,231	Amagerbanken A/S(b)(c)(d)	0
862	Ambu A/S - Class B	38,838
6,801	Auriga Industries - Class B(b)	266,803
18,742	Bang & Olufsen A/S(b)	180,827
10,357	Bavarian Nordic A/S(b)	126,322
1,079	Brodrene Hartmann A/S	27,008
530,961	Chr. Hansen Holding A/S	19,669,697
17,171	D/S Norden A/S	755,827
2,290	DFDS A/S	166,542
48,608	DSV A/S	1,421,983
10,095	FLSmidth & Co. A/S	504,451
4,979	Genmab A/S(b)	216,173
81,337	GN Store Nord A/S	1,855,282
4,777	Greentech Energy Systems AS(b)	12,609
18,588	H. Lundbeck A/S	400,979
297	H+H International A/S - Class B(b)	1,676
507	IC Companys A/S	13,752
37,222	Jyske Bank A/S(b)	2,101,223

13

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
DENMARK (continued)
18,842	NKT Holding A/S	$914,445
70	Nordjyske Bank A/S	1,414
250	Norresundby Bank A/S	9,785
6,068	Pandora A/S	289,302
3,031	Parken Sport & Entertainment A/S(b)	43,038
1,113	PER Aarsleff A/S - Class B	138,587
1,788	Ringkjoebing Landbobank A/S	360,643
3,450	Rockwool International A/S - Class B	544,200
1,853	Royal UNIBREW	237,813
9,377	Schouw & Co.	350,789
16,820	SimCorp AS	551,149
2,457	Solar A/S - Class B	139,997
23,971	Spar Nord Bank A/S(b)	213,822
44,562	Sydbank A/S(b)	1,316,600
33	Tivoli A/S	17,481
39,109	TK Development A/S(b)	48,768
37,860	Topdanmark AS(b)	1,031,057
33,402	TopoTarget A/S(b)	15,566
2,520	Tryg A/S	230,290
130,586	Vestas Wind Systems A/S(b)	3,506,382
		38,167,632
FAEROE ISLANDS — 0.0%
110	Atlantic Petroleum(b)	2,894
2,114	Bakkafrost	29,652
876	BankNordik	22,804
		55,350
FINLAND — 0.5%
7,357	Ahlstrom Oyj	91,299
872	Aktia Bank Oyj	9,034
39,132	Amer Sports Oyj	804,413
1,770	Aspo Oyj	12,905
2,875	Atria Plc	31,814
999	Bank of Aland Plc - Class B	11,122
1,446	BasWare Oyj	42,211
18,521	Biotie Therapies Oyj(b)	8,801
15,775	Cargotec Oyj - Class B	577,017
93,678	Caverion Corp.(b)	732,625
93,179	Citycon Oyj	332,732
2,317	Comptel Oyj(b)	1,479
4,120	Cramo Oyj	82,399
7,193	Digia Plc	38,968
1,089	Elektrobit Oyj	2,085
26,571	Elisa Oyj	664,897
4,328	Finnair Oyj	16,513
1,799	Finnlines Oyj(b)	16,292
12,672	Fiskars Oyj Abp	324,151
31,761	F-Secure Oyj	82,366
6,639	HKScan Oyj - A Shares	30,378
40,603	Huhtamaki Oyj	976,884
23,392	Kemira Oyj	375,728
2,001	Kesko Oyj - Class A	68,873
31,775	Kesko Oyj - Class B	1,056,132

Shares		Value
FINLAND (continued)
15,462	Konecranes Oyj	$521,481
5,863	Lassila & Tikanoja Oyj	122,990
1,266	Lemminkainen Oyj	25,406
75,818	Metsa Board Oyj	294,415
67,391	Metso Oyj	2,653,513
34,308	Neste Oil Oyj	680,561
52,206	Nokian Renkaat Oyj	2,641,807
10,195	Okmetic Oyj	74,195
5,138	Olvi Oyj - Class A	185,286
27,673	Oriola-KD Oyj - Class B	89,800
10,430	Orion Oyj - Class A	279,262
18,446	Orion Oyj - Class B	495,643
72,600	Outokumpu Oyj(b)	40,415
20,275	Outotec Oyj	200,683
13,413	PKC Group Oyj	438,352
132,675	Pohjola Bank Plc - Class A	2,417,480
766	Ponsse Oyj	9,308
4,495	Poyry Oyj(b)	23,778
43,685	Raisio Plc - V Shares	254,455
26,580	Ramirent Oyj	319,750
6,650	Rapala VMC Oyj	45,597
85,675	Rautaruukki Oyj	742,739
722	Saga Furs Oyj	43,182
11,713	Sanoma Oyj	101,782
740	Sievi Capital Plc	1,065
1,969	SRV Group Plc	10,961
13,081	Stockmann Oyj Abp - Class B	209,222
319,193	Stora Enso Oyj - Class R	2,968,693
163,338	Talvivaara Mining Co. Plc(b)	18,857
5,454	Technopolis Oyj	37,026
675	Teleste Oyj	3,858
15,464	Tieto Oyj	340,140
16,032	Tikkurila Oyj	415,542
307,226	UPM-Kymmene Oyj	4,884,681
6,555	Uponor Oyj	129,496
3,176	Vacon Oyj	236,310
3,684	Vaisala Oyj - Class A	90,035
70,509	Wartsila Oyj Abp	3,127,628
93,678	YIT Oyj	1,215,953
		32,782,465
FRANCE — 1.9%
3,657	ABC Arbitrage	25,025
24,037	Accor SA	1,077,489
2,633	Aeroports de Paris	281,350
542	Affine SA REIT	10,523
61,626	Air France-KLM(b)	645,119
1,491	Akka Technologies SA	44,679
8,030	ALBIOMA	196,359
1,039,619	Alcatel-Lucent(b)	3,976,330
5,620	Altamir	76,687
9,534	Alten SA	431,969
60,387	Altran Technologies SA	536,219
786	ANF Immobilier REIT	23,574
4,889	April	104,085
34,890	Arkema SA	3,961,252

14

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
FRANCE (continued)
4,828	Assystem	$131,498
14,002	AtoS	1,195,429
1,151	Aurea SA	6,642
653	Axway Software SA	19,585
10,625	Beneteau SA(b)	194,609
2,529	Bigben Interactive(b)	25,341
3,331	BioMerieux	334,498
120,758	Boiron SA(d)	8,175,033
13	Bollore - New Share Issue 2014(b)	7,131
2,516	Bollore SA	1,372,764
11,728	Bonduelle SCA	292,997
2,288	Bongrain SA	167,443
17,012	Bourbon SA	485,869
267	Boursorama(b)	2,679
77	Burelle SA	61,172
46,254	Cap Gemini SA	3,042,737
717	Cegedim SA(b)	18,983
2,386	Cegid Group	69,619
124,773	CGG SA(b)	2,745,308
90	Cie des Alpes	1,833
2,926	Ciments Francais SA	209,724
10,437	Club Mediterranee SA(b)	246,148
19,052	Derichebourg SA(b)	66,739
126	Devoteam SA	2,241
22,092	Edenred	750,638
14,885	Eiffage SA	883,690
494	Electricite de Strasbourg	68,079
373	Esso SA Francaise	24,005
23,686	Etablissements Maurel et Prom	382,380
42,035	Euler Hermes SA	5,549,800
9,312	Eutelsat Communications SA	295,160
1,226	Exel Industries SA - Class A	66,335
1,098	Faiveley Transport SA	85,737
16,125	Faurecia(b)	471,592
1,000	Fimalac	62,077
539	Fleury Michon SA	33,854
3,002	Fonciere Des Regions REIT	257,480
11,234	GameLoft SA(b)	119,279
202	Gaumont SA(d)	9,846
1,559	Gecina SA REIT	208,605
2,835	GL Events	61,203
257	Groupe Crit	10,925
152,389	Groupe Eurotunnel SA	1,477,729
922	Groupe Flo	4,069
17,014	Groupe Steria SCA	315,095
393	Guerbet	53,413
8,241	Haulotte Group SA(b)	100,927
46,382	Havas SA	386,417
9,817	ICADE REIT	904,645
15,635	Imerys SA	1,256,090
126,282	Ingenico	9,509,171
1,513	Interparfums SA	59,656
1,275	Ipsen SA	55,942
104,166	IPSOS	4,393,582
6,240	Jacquet Metal Service	104,888

Shares		Value
FRANCE (continued)
27,960	JCDecaux SA	$1,123,320
31,494	Klepierre REIT	1,414,538
3,023	Korian SA	94,444
33,822	Lagardere SCA	1,230,250
936	Laurent-Perrier	87,448
1,354	Lectra	12,869
1,715	LISI	264,756
735	Maisons France Confort	27,094
2,524	Manitou BF SA	47,635
467	Manutan International	28,533
326,040	Medica SA(d)	8,388,831
3,940	Mersen	144,331
2,556	METabolic EXplorer SA(b)	10,099
6,297	Metropole Television SA	145,133
3,180	Montupet	119,556
1,975	Mr Bricolage(b)	27,084
1,519	Naturex	119,992
161,092	Neopost SA	12,196,019
128,931	Nexans SA	5,759,365
10,353	Nexity SA	406,243
873	Norbert Dentressangle SA	98,974
7,604	NRJ Group(b)	73,303
8,658	Orpea	467,279
1,855	Parrot SA(b)	51,783
22,374	Peugeot SA(b)	294,853
1,519	Pierre & Vacances SA(b)	40,836
29,736	Plastic Omnium SA	851,896
12,323	Rallye SA	524,787
5,662	Remy Cointreau SA	558,735
97,230	Rexel SA	2,435,668
166,142	Rubis SCA(d)	10,383,452
8,266	Saft Groupe SA	262,398
1,023	Sartorius Stedim Biotech	153,830
135,370	SCOR SE	4,785,214
7,341	SEB SA	659,535
7,940	Societe BIC SA	992,352
7,186	Societe d’Edition de Canal +	59,322
696	Societe Internationale de Plantations d’Heveas SA	52,164
41,718	Societe Television Francaise 1	804,328
30,878	SOITEC(b)	70,014
19,387	Solocal Group(b)	45,275
724	Somfy SA	180,383
1,699	Sopra Group SA	148,606
2,498	Ste Industrielle d’Aviation Latecoere SA(b)	44,940
1,492	Stef SA	100,316
28,979	Suez Environnement Co.	505,798
1,654	Sword Group	34,854
1,013	Synergie SA	18,279
13,384	Technicolor SA(b)	72,507
17,738	Teleperformance SA	940,715
155	Tessi SA	21,161
26,644	Thales SA	1,635,156
16,096	Theolia SA(b)	30,159
82	Thermador Groupe	7,350

15

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
FRANCE (continued)
451	Touax SA	$12,063
2,866	Trigano SA(b)	60,860
41,685	UBISOFT Entertainment(b)	536,549
34,483	Valeo SA	3,424,843
55,375	Vallourec SA	3,295,012
2,243	Valneva SE(b)	14,618
3,188	Valneva SE - Preference Shares(b)	1,515
41,456	Veolia Environnement SA	710,343
602	Vetoquinol SA	23,965
4,800	Vicat	358,773
1,404	Viel et Co.	4,632
808	Vilmorin & Cie SA	95,401
1,445	Virbac SA	290,664
107	VM Materiaux SA(b)	4,071
748	Vranken - Pommery Monopole SA	24,253
11,613	Zodiac Aerospace	1,860,578
		128,000,893
GABON — 0.0%
55	Total Gabon	35,322
GERMANY — 2.9%
30,393	Aareal Bank AG(b)	1,168,866
37,576	ADVA Optical Networking SE(b)	201,117
10,093	Air Berlin Plc(b)	23,296
17,687	Aixtron SE(b)	255,395
1,338	Allgeier SE	28,204
5,308	Alstria Office REIT AG	67,299
67	Amadeus Fire AG	4,414
640	AS Creation Tapeten AG	33,499
17,899	Aurubis AG	1,133,782
15,456	Axel Springer AG	932,069
8,917	Balda AG	55,317
5,210	Bauer AG	128,285
7,518	BayWa AG	383,449
10,613	Bechtle AG	681,586
1,967	Bertrandt AG	257,349
369	Bijou Brigitte AG	38,929
124,751	Bilfinger SE	13,850,307
1,210	Biotest AG	100,216
23,015	Borussia Dortmund GmbH & Co. KGaA	119,058
9,611	Brenntag AG	1,628,563
3,419	CANCOM SE	131,280
8,816	Carl Zeiss Meditec AG	278,781
42,074	Celesio AG	1,310,189
2,761	CENIT AG	38,800
8,279	CENTROTEC Sustainable AG	206,101
3,390	Cewe Stiftung & Co. KGaA	189,727
17,476	Comdirect Bank AG	198,130
869	CompuGroup Medical AG	22,648
7,207	Constantin Medien AG(b)	16,332
9,256	CropEnergies AG	86,727
6,999	CTS Eventim AG	341,630

Shares		Value
GERMANY (continued)
3,708	DAB Bank AG	$18,678
419	Delticom AG	22,113
3,806	Deutsche Beteiligungs AG	100,045
141,598	Deutsche Lufthansa AG(b)	2,742,523
11,565	Deutsche Wohnen AG	217,636
46,039	Deutz AG(b)	438,193
20,474	Dialog Semiconductor Plc(b)	394,463
41,937	DMG MORI SEIKI AG	1,381,653
2,601	Dr Hoenle AG	43,226
869	Draegerwerk AG & Co. KGaA	86,132
17,862	Drillisch AG	461,156
14,980	Duerr AG	1,326,805
585	DVB Bank SE	19,222
1,652	Eckert & Ziegler AG	67,268
9,177	Elmos Semiconductor AG	120,714
216,951	ElringKlinger AG(d)	9,240,544
4,231	Euromicron AG	100,417
42,200	Evotec AG(b)	247,753
99,922	Fielmann AG(d)	11,221,231
2,910	First Sensor AG(b)	29,439
31,432	Fraport AG Frankfurt Airport Services Worldwide	2,435,574
51,919	Freenet AG	1,352,413
5,957	Fuchs Petrolub SE	406,591
689,581	GEA Group AG	30,007,836
7,461	Gerresheimer AG	494,557
7,035	Gerry Weber International AG	292,046
2,345	Gesco AG	238,445
107,237	GFK SE(d)	6,268,147
5,545	GFT Technologies AG	45,549
8,519	Gigaset AG(b)	11,717
6,604	Grammer AG	307,869
3,340	Grenkeleasing AG	330,957
4,973	Hamborner AG REIT	49,459
5,987	Hamburger Hafen und Logistik AG	150,384
29,934	Hannover Rueck SE	2,401,597
656	Hansa Group AG(b)	1,301
1,410	Hawesko Holding AG	72,749
139,416	Heidelberger Druckmaschinen AG(b)	374,232
24,960	Hochtief AG	2,264,162
4,021	Homag Group AG	97,070
125	Hornbach Baumarkt AG	4,497
3,286	Hugo Boss AG	428,490
12,049	Indus Holding AG	433,971
502	Init Innovation In Traffic Systems AG	15,895
2,380	Isra Vision AG	114,523
17,344	Jenoptik AG	303,428
75,344	Kloeckner & Co. SE(b)	1,065,441
4,129	Koenig & Bauer AG	78,935
6,898	Krones AG	604,656
210	KSB AG	137,660
4,386	KUKA AG	199,854
1,128	KWS Saat AG	399,065

16

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
GERMANY (continued)
61,859	Lanxess AG	$4,354,008
798	Leifheit AG	32,505
26,280	Leoni AG	1,788,015
4,388	LPKF Laser & Electronics AG	91,602
1,101	Manz AG(b)	79,618
1,288	Medigene AG(b)	6,801
151	MLP AG	942
408	Mobotix AG	8,753
9,415	Morphosys AG(b)	730,052
168,082	MTU Aero Engines AG	16,794,279
384	Muehlbauer Holding AG & Co. KGaA	10,131
3,842	MVV Energie AG	127,413
1,551	Nemetschek AG	99,819
2,244	Nexus AG	31,504
16,879	Nordex SE(b)	296,782
286,090	NORMA Group SE(d)	14,335,381
1,021	OHB AG	24,308
20,788	OSRAM Licht AG(b)	1,077,207
23,168	Patrizia Immobilien AG(b)	217,679
1,728	Pfeiffer Vacuum Technology AG	201,562
19,644	PNE Wind AG	77,748
375	Progress-Werk Oberkirch AG	21,334
669	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	11,141
1,474	Puma SE	439,192
1,608	PVA TePla AG	6,395
75,197	QSC AG	467,614
870	R Stahl AG	42,088
19,441	Rational AG(d)	5,965,521
42,668	Rheinmetall AG	2,646,655
64,835	Rhoen Klinikum AG	1,810,338
21,392	SAF-Holland SA(b)	304,828
7,557	Salzgitter AG	333,211
819	Schaltbau Holding AG	45,375
22,076	SGL Carbon SE	862,946
5,403	Singulus Technologies AG(b)	13,205
14,802	Sixt SE	443,853
840	SKW Stahl-Metallurgie Holding AG	13,663
113,539	Sky Deutschland AG(b)	1,120,730
1,998	SMA Solar Technology AG	81,601
686	SMT Scharf AG	22,252
19,351	Software AG	718,329
18,322	Stada Arzneimittel AG	1,054,900
904	STINAG Stuttgart Invest AG(d)	19,749
11,191	Stroeer Media AG(b)	193,732
66,797	Suedzucker AG	2,152,167
21,586	Suss Microtec AG(b)	229,573
561,898	Symrise AG(d)	23,818,354
30,278	TAG Immobilien AG	365,880
9,742	Takkt AG	193,382
1,332	Technotrans AG	14,166
1,753	Telegate AG	15,288

Shares		Value
GERMANY (continued)
2,222	Tipp24 SE(b)	$144,556
9,954	Tom Tailor Holding AG(b)	227,054
4,964	Tomorrow Focus AG	29,790
85,070	TUI AG(b)	1,129,516
34,543	United Internet AG	1,401,400
1,887	Vossloh AG	194,667
6,164	VTG AG	128,676
7,767	Wacker Chemie AG	730,710
17,355	Wacker Neuson SE	267,214
62	Washtec AG	885
5,556	Wincor Nixdorf AG	368,207
996	Wirecard AG	36,254
166	XING AG	16,785
		192,068,911
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	59,643
124,461	Bwin.Party Digital Entertainment Plc	245,062
		304,705
GREECE — 0.0%
811	Aegean Airlines SA(b)	6,992
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(b)(c)(d)	5
1,098	Astir Palace Hotel SA(b)	6,008
2,153	Athens Water Supply & Sewage Co. SA (The)	24,292
4,816	Bank of Greece	104,623
57,616	Ellaktor SA(b)	251,113
2,570	Folli Follie SA(b)	76,419
10,782	Frigoglass SA(b)	86,372
17,301	GEK Terna Holding Real Estate Construction SA(b)	73,760
10,539	Hellenic Exchanges SA Holding Clearing Settlement and Registry	111,041
28,693	Hellenic Petroleum SA	373,997
19,670	Hellenic Telecommunications Organization SA(b)	248,108
31,091	Intralot SA-Integrated Lottery Systems & Services	82,317
13,884	JUMBO SA(b)	186,626
2,599	Lamda Development SA(b)	17,291
6,590	Metka SA	123,924
5,531	Motor Oil (Hellas) Corinth Refineries SA	65,936
26,955	Mytilineos Holdings SA(b)	218,492
1,037	OPAP SA	12,883
618	Piraeus Port Authority	15,020
22,848	Proton Bank SA(b)(c)(d)	0
7,731	Public Power Corp. SA	115,045
5,302	Sarantis SA(b)	42,185
12,534	T Bank SA(b)(c)(d)	0
6,226	Terna Energy SA	30,857

17

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
GREECE (continued)
647	Thessaloniki Port Authority SA	$22,050
592	Titan Cement Co. SA(b)	16,156
31,091	TT Hellenic Postbank SA(b)(c)(d)	0
24,240	Viohalco Hellenic Copper and Aluminum Industry SA(b)	240,257
		2,551,769
GUERNSEY — 0.1%
7,397	Raven Russia Ltd.	9,310
934,100	Resolution Ltd.	5,352,948
86,000	Tethys Petroleum Ltd.(b)	54,438
		5,416,696
HONG KONG — 1.5%
554,000	361 Degrees International Ltd.	158,634
66,000	Ajisen China Holdings Ltd.	69,294
44,000	Allan International Holdings Ltd.	14,075
30,000	Allied Group Ltd.	111,441
1,473,693	Allied Properties HK Ltd.	243,303
6,953,000	AMVIG Holdings Ltd.(d)	3,264,403
388,000	Anxin-China Holdings Ltd.	125,613
121,500	APT Satellite Holdings Ltd.	132,110
144,000	Asia Financial Holdings Ltd.	60,549
58,000	Asia Satellite Telecommunications Holdings Ltd.	225,177
421,877	Asia Standard International Group Ltd.	96,314
174,000	Asian Citrus Holdings Ltd.	65,758
423,500	ASM Pacific Technology Ltd.	4,083,145
80,000	Associated International Hotels Ltd.(d)	231,136
820,000	AVIC International Holding HK Ltd.(b)	31,201
89,000	Beijing Development HK Ltd.(b)	22,729
84,000	Beijing Enterprises Holdings Ltd.	689,617
1,217,000	Beijing Enterprises Water Group Ltd.	541,552
244,000	Beijing Properties Holdings Ltd.(b)	17,309
504,000	Bel Global Resources Holdings Ltd.(b)(c)(d)	0
906,000	Birmingham International Holdings Ltd.(b)(c)(d)	0
144,000	Bonjour Holdings Ltd.	31,203
520,000	Bosideng International Holdings Ltd.	120,057
218,000	Bossini International Holdings Ltd.	13,075
158,000	Brightoil Petroleum Holdings Ltd.(b)	27,104
668,000	Brilliance China Automotive Holdings Ltd.	1,168,332
56,897	Brilliant Circle Holdings International Ltd.	16,512

Shares		Value
HONG KONG (continued)
1,864,354	Brockman Mining Ltd.(b)(d)	$98,592
765,791	C C Land Holdings Ltd.	206,437
106,000	Cafe de Coral Holdings Ltd.	363,679
23,000	Carnival Group International Holdings Ltd.(b)	623
174,000	Carrianna Group Holdings Co. Ltd.	29,176
718,800	Century City International Holdings Ltd.(c)	54,700
144,000	Century Sunshine Group Holdings Ltd.	14,302
1,590,446	Champion Technology Holdings Ltd.	33,027
276,560	Chaoda Modern Agriculture Holdings Ltd.(b)(d)	31,805
420,000	Chaoyue Group Ltd.(b)	20,856
84,000	Chen Hsong Holdings	26,761
117,988	Cheuk Nang Holdings Ltd.	106,376
114,000	Cheung Wo International Holdings Ltd.(b)	12,204
80,000	Chevalier International Holdings Ltd.	140,746
2,844,000	Chigo Holding Ltd.(b)	63,828
1,214,000	China Aerospace International Holdings Ltd.	139,360
1,145,137	China Agri-Industries Holdings Ltd.	537,637
136,000	China All Access Holdings Ltd.	50,695
2,392,000	China Billion Resources Ltd.(b)(c)(d)	0
1,242,000	China Daye Non-Ferrous Metals Mining Ltd.(b)	32,520
120,000	China Electronics Corp. Holdings Co. Ltd.	23,372
746,000	China Energine International Holdings Ltd.(b)	60,619
110,000	China Energy Development Holdings Ltd.(b)	1,277
480,000	China Environmental Investment Holdings Ltd.(b)	14,921
3,491,000	China Everbright International Ltd.	3,480,644
344,000	China Everbright Ltd.	509,367
232,000	China Fiber Optic Network System Group Ltd.	41,295
140,000	China Financial Services Holdings Ltd.	11,737
76,936	China Flavors & Fragrances Co. Ltd.(b)	11,511
188,000	China Foods Ltd.(b)	85,355
618,000	China Glass Holdings Ltd.(b)	77,320
159,000	China Green Holdings Ltd.(b)	18,252
872,000	China Haidian Holdings Ltd.(b)	82,105
6,603,000	China High Precision Automation Group Ltd.(c)(d)	1,039,038
790,000	China High Speed Transmission Equipment Group Co. Ltd.(b)	423,888

18

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
870,000	China Household Holdings Ltd.(b)	$117,825
12,236,000	China Lumena New Materials Corp.	2,604,076
367,000	China Mengniu Dairy Co. Ltd.	1,614,175
165,475	China Merchants Holdings International Co. Ltd.	586,942
216,000	China Metal International Holdings, Inc.	60,735
193,200	China Metal Recycling Holdings Ltd.(b)(c)(d)	117,495
694,000	China Mining Resources Group Ltd.(b)	8,593
632,557	China New Town Development Co. Ltd.(b)	58,744
40,460	China Ocean Resources Co. Ltd.(b)	164,586
1,060,000	China Oil and Gas Group Ltd.	169,534
1,065,000	China Outdoor Media Group Ltd.(b)	6,181
253,500	China Overseas Grand Oceans Group Ltd.	302,120
460,000	China Power International Development Ltd.	180,369
600,000	China Power New Energy Development Co. Ltd.(b)	30,569
300,000	China Precious Metal Resources Holdings Co. Ltd.(b)	48,368
353,000	China Properties Group Ltd.(b)	91,062
3,700,000	China Resources and Transportation Group Ltd.(b)	214,756
346,440	China Resources Cement Holdings Ltd.	231,913
316,000	China Resources Enterprise Ltd.	1,118,819
120,800	China Resources Gas Group Ltd.	312,400
2,466,600	China Singyes Solar Technologies Holdings Ltd.	2,675,623
1,230,000	China South City Holdings Ltd.	382,342
535,000	China Starch Holdings Ltd.	15,388
275,440	China State Construction International Holdings Ltd.	463,981
970,000	China Strategic Holdings Ltd.(b)	17,015
136,400	China Taiping Insurance Holdings Co. Ltd.(b)	212,878
8,000	China Tianyi Holdings Ltd.	1,280
1,162,000	China Travel International Investment Hong Kong Ltd.	224,816
553,000	China Vanadium Titano - Magnetite Mining Co. Ltd.(b)	86,306
86,000	China Water Affairs Group Ltd.	32,279
2,340,000	China WindPower Group Ltd.(b)	93,564
57,000	Chong Hing Bank Ltd.	257,687
99,000	Chow Sang Sang Holdings International Ltd.	321,147
Shares		Value
HONG KONG (continued)
198,000	Chu Kong Shipping Enterprise Group Co. Ltd.	$55,163
64,000	Chuang’s China Investments Ltd.	4,210
413,500	Chuang’s Consortium International Ltd.	51,734
90,000	CIMC Enric Holdings Ltd.	126,764
62,000	Citic 21CN Co. Ltd.(b)	3,839
548,000	CITIC Pacific Ltd.	780,333
1,555,000	CITIC Resources Holdings Ltd.(b)	218,619
449,000	CITIC Telecom International Holdings Ltd.	140,729
1,018,000	CK Life Sciences International Holdings, Inc.	94,539
68,000	Clear Media Ltd.	52,362
118,000	Coastal Greenland Ltd.(b)	5,403
151,387	Comba Telecom Systems Holdings Ltd.(b)	49,987
8,000	Convenience Retail Asia Ltd.	5,572
156,000	Cosco International Holdings Ltd.	67,406
369,130	COSCO Pacific Ltd.	538,007
94,000	Cosmos Machinery Enterprises Ltd.(b)	6,426
1,010,000	CP Lotus Corp.(b)	31,265
1,238,000	CP Pokphand Co. Ltd.	110,179
42,000	Cross-Harbour Holdings Ltd.	33,912
2,759,335	CSI Properties Ltd.	96,094
424,000	CSPC Pharmaceutical Group Ltd.	264,145
208,000	CST Mining Group Ltd.(b)	2,415
155,000	Culturecom Holdings Ltd.(b)	27,789
391,000	Dah Chong Hong Holdings Ltd.	331,843
249,040	Dah Sing Banking Group Ltd.	469,620
89,450	Dah Sing Financial Holdings Ltd.	556,683
270,000	Dan Form Holdings Co. Ltd.	30,646
132,000	Dawnrays Pharmaceutical Holdings Ltd.	65,379
244,000	DBA Telecommunication Asia Holdings Ltd.(b)(c)(d)	63,888
160,550	Dickson Concepts International Ltd.	100,020
275,000	Digital China Holdings Ltd.	361,086
275,000	Dingyi Group Investment Ltd.(b)(c)(d)	20,218
256,000	DMX Technologies Group Ltd.	45,339
88,000	Dorsett Hospitality International Ltd.	19,523
108,000	Dynasty Fine Wines Group Ltd.(b)(c)(d)	20,059
236,000	EcoGreen Fine Chemicals Group Ltd.	51,443
168,234	EganaGoldpfeil Holdings Ltd.(b)(c)(d)	0
62,000	Embry Holdings Ltd.	38,385
264,000	Emperor Capital Group Ltd.	11,748

19

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
325,000	Emperor Entertainment Hotel Ltd.	$163,904
796,416	Emperor International Holdings Ltd.	231,128
42,270,000	Emperor Watch & Jewellery Ltd.(d)	3,380,291
580,000	EPI Holdings Ltd.(b)	17,206
789,100	Esprit Holdings Ltd.	1,449,347
504,000	eSun Holdings Ltd.(b)	67,607
272,000	EVA Precision Industrial Holdings Ltd.	38,942
9,500	Fairwood Holdings Ltd.	19,458
394,487	Far East Consortium International Ltd.	130,258
1,182,000	First Pacific Co. Ltd.	1,344,672
402,982	Fortune Oil Plc.	63,322
452,000	Fountain SET Holdings Ltd.(b)	61,215
1,734,000	Franshion Properties China Ltd.	601,633
3,900	FU JI Food and Catering Services Holdings Ltd.(b)	815
1,492,000	GCL-Poly Energy Holdings Ltd.(b)	458,011
1,125,000	Geely Automobile Holdings Ltd.	567,361
498,000	Genting Hong Kong Ltd.(b)(d)	228,670
1,358,000	Get Nice Holdings Ltd.	61,305
456,000	Giordano International Ltd.	427,592
1,383,200	Global Bio-Chem Technology Group Co. Ltd.(b)	107,045
128,000	Global Sweeteners Holdings Ltd.(b)	8,750
1,757,000	Glorious Property Holdings Ltd.(b)(c)(d)	281,011
122,000	Glorious Sun Enterprises Ltd.	27,852
220,000	Gold Peak Industries Holding Ltd.	23,836
220,000	Goldbond Group Holdings Ltd.	9,080
852,000	Golden Meditech Holdings Ltd.	102,200
140,000	Goldin Properties Holdings Ltd.(b)	64,646
98,000	Goldlion Holdings Ltd.	47,780
5,441,600	GOME Electrical Appliances Holdings Ltd.	842,244
16,000	Good Friend International Holdings, Inc.	5,489
219,960	Great Eagle Holdings Ltd.	783,038
2,928,000	G-Resources Group Ltd.(b)	87,617
584,000	Guangdong Investment Ltd.	502,422
206,666	Guangdong Land Holdings Ltd.	55,178
184,000	Guangnan Holdings Ltd.	23,258
216,000	Guotai Junan International Holdings Ltd.	92,496
142,000	Haier Electronics Group Co. Ltd.	302,938
226,738	Haitong International Securities Group Ltd.	111,424
3,316,000	Hanergy Solar Group Ltd.(b)	564,571
Shares		Value
HONG KONG (continued)
1,232,000	Hao Tian Development Group Ltd.(b)	$54,823
114,000	Harbour Centre Development Ltd.(d)	210,267
2,439,359	Heng Tai Consumables Group Ltd.(b)	44,993
281,400	Hengdeli Holdings Ltd.	66,784
426,000	Hi Sun Technology (China) Ltd.(b)	117,036
2,008,035	HKC Holdings Ltd.	69,930
365,200	HKR International Ltd.	178,525
186,000	Hon Kwok Land Investment Co. Ltd.	71,732
5,200	Hong Kong Aircraft Engineering Co. Ltd.	69,754
50,000	Hong Kong Ferry (Holdings) Co. Ltd.	50,303
227,000	Hong Kong Television Network Ltd.	74,369
316,651	Hongkong & Shanghai Hotels (The)	498,277
727,700	Hongkong Chinese Ltd.	161,440
102,500	Hopewell Highway Infrastructure Ltd.	50,503
304,000	Hopewell Holdings Ltd.	1,023,397
400,000	Hopson Development Holdings Ltd.(b)	491,681
376,000	Hsin Chong Construction Group Ltd.	51,407
254,400	Hua Han Bio-Pharmaceutical Holdings Ltd.	58,735
487,000	Huabao International Holdings Ltd.	213,569
259,631	Hung Hing Printing Group Ltd.	37,506
1,402,000	Hutchison Harbour Ring Ltd.	110,308
1,441,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	631,936
16,000	Hycomm Wireless Ltd.(b)	1,919
47,000	Hysan Development Co. Ltd.	219,754
2,136,000	Imagi International Holdings Ltd.(b)	25,622
995,000	Inspur International Ltd.	41,068
598,000	Integrated Waste Solutions Group Holdings Ltd.(b)(c)(d)	104,899
352,500	Interchina Holdings Co.(b)	25,006
144,000	IRC Ltd.(b)	15,602
398,000	IT Ltd.	121,151
99,000	ITC Properties Group Ltd.	38,180
134,000	Jinhui Holdings Co. Ltd.(b)	31,111
842,500	Johnson Electric Holdings Ltd.	606,365
454,000	Ju Teng International Holdings Ltd.	330,267
666,881	K Wah International Holdings Ltd.	365,567
1,940,000	Kai Yuan Holdings Ltd.(b)	47,543
42,000	Keck Seng Investments	23,565
278,000	King Stone Energy Group Ltd.(b)	12,550

20

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
396,200	Kingboard Chemical Holdings Ltd.	$1,042,497
591,500	Kingboard Laminates Holdings Ltd.	243,375
196,000	Kingmaker Footwear Holdings Ltd.	45,252
1,696,000	Kingston Financial Group Ltd.	192,504
417,000	Kowloon Development Co. Ltd.	515,266
767,000	KWG Property Holding Ltd.	496,626
2,412,000	Lai Fung Holdings Ltd.	60,666
8,286,750	Lai Sun Development(b)	237,283
520,000	Lai Sun Garment International Ltd.(b)	94,570
9,000	Lam Soon Hong Kong Ltd.	6,327
208,000	Landsea Green Properties Co. Ltd.	22,536
116,000	Le Saunda Holdings Ltd.	52,965
68,000	Lee & Man Chemical Co. Ltd.	30,873
807,200	Lee & Man Paper Manufacturing Ltd.	578,877
15,000	Lee’s Pharmaceutical Holdings Ltd.	13,911
74,000	Lerado Group Holdings Co. Ltd.	8,399
92,000	Lifestyle International Holdings Ltd.	200,542
1,225	Lifestyle Properties Development Ltd.(b)	248
3,853,000	Lijun International Pharmaceutical Holding Co. Ltd.	1,043,635
1,924,000	Lippo China Resources Ltd.	58,070
102,000	Lippo Ltd.	51,046
156,000	Liu Chong Hing Investment Ltd.	346,890
62,500	LK Technology Holdings Ltd.(b)	12,334
705,600	Loudong General Nice Resources China Holdings Ltd.(b)	46,415
170,000	Luen Thai Holdings Ltd.	62,492
54,000	Luk Fook Holdings International Ltd.	192,932
96,000	Lung Kee (Bermuda) Holdings	35,661
1,658,000	Magnificent Estates	80,195
59,200	Man Wah Holdings Ltd.	102,014
38,000	Man Yue Technology Holdings Ltd.	4,754
580,000	Mei Ah Entertainment Group Ltd.(b)	8,454
435,000	Melco International Development Ltd.	1,366,213
196,000	Midland Holdings Ltd.	79,886
388,000	MIE Holdings Corp.	83,075
108,000	MIN XIN Holdings Ltd.	57,113
1,210,000	Ming Fung Jewellery Group Ltd.(b)	38,705

Shares		Value
HONG KONG (continued)
436,000	Mingfa Group International Co. Ltd.(b)	$118,096
780,000	Minmetals Land Ltd.	111,673
42,000	Miramar Hotel & Investment Co. Ltd.	53,848
6,221,148	Nan Hai Corp. Ltd.(b)	52,157
10,000	Natural Beauty Bio-Technology Ltd.	645
478,000	Neo-Neon Holdings Ltd.(b)	110,360
1,650,000	Neptune Group Ltd.(b)	75,551
69,500	NetDragon Websoft, Inc.	160,102
872,000	New Century Group Hong Kong Ltd.	17,546
1,446,250	New Smart Energy Group Ltd.(b)	24,437
1,235,100	New World China Land Ltd.	678,644
78,000	New World Department Store China Ltd.	45,172
412,000	Newocean Energy Holdings Ltd.	250,824
434,000	Next Media Ltd.(b)	47,582
812,000	Nine Dragons Paper Holdings Ltd.	670,295
260,000	North Asia Resources Holdings Ltd.(b)	5,131
625,000	Orange Sky Golden Harvest Entertainment Holdings Ltd.(b)	30,230
162,000	Orient Overseas International Ltd.	836,850
113,200	Oriental Watch Holdings.	36,210
66,000	Overseas Chinese Town Asia Holdings Ltd.	29,795
718,164	Pacific Andes International Holdings Ltd.	32,421
10,728,000	Pacific Basin Shipping Ltd.(d)	7,679,659
236,000	Pacific Textile Holdings Ltd.	323,880
323,240	Paliburg Holdings Ltd.(c)	103,814
59,000	PAX Global Technology Ltd.(b)	24,961
989,000	PCCW Ltd.	446,472
48,000	Peace Mark Holdings Ltd.(b)(c)(d)	0
477,800	Pearl Oriental Oil Ltd.(b)	16,331
296,000	Phoenix Satellite Television Holdings Ltd.	104,228
368,000	Pico Far East Holdings Ltd.	116,290
40,000	Playmates Holdings Ltd.	50,303
990,977	PNG Resources Holdings Ltd.	16,489
1,329,000	Poly Property Group Co. Ltd.	814,233
1,200,000	Polytec Asset Holdings Ltd.	153,231
496,000	Pou Sheng International Holdings Ltd.(b)	26,230
560,000	Prosperity International Holdings (Hong Kong) Ltd.(b)	21,308
88,000	Public Financial Holdings Ltd.	45,969
2,696,000	PYI Corp. Ltd.	65,374
282,000	Real Nutriceutical Group Ltd.	73,110

21

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
386,200	Regal Hotels International Holdings Ltd.(c)	$211,207
133,000	Regent Manner International Holdings Ltd.	22,816
4,950,000	REXLot Holdings Ltd.	434,155
86,000	Rising Development Holdings Ltd.(b)	5,657
131,625	Royale Furniture Holdings Ltd.	6,876
176,000	SA SA International Holdings Ltd.	192,050
390,000	Samson Holding Ltd.	54,327
58,000	SAS Dragon Hldg Ltd.	32,767
92,000	SEA Holdings Ltd.	52,568
259,516	Shanghai Industrial Holdings Ltd.	858,582
1,059,000	Shanghai Industrial Urban Development Group Ltd.(b)	262,257
3,660,000	Shanghai Zendai Property Ltd.(b)	71,755
248,000	Shangri-La Asia Ltd.	454,224
150,000	Shenyin Wanguo HK Ltd.	53,399
4,165,000	Shenzhen International Holdings Ltd.	510,351
1,144,380	Shenzhen Investment Ltd.	457,575
574,629	Shimao Property Holdings Ltd.	1,446,764
3,156,000	Shougang Concord International Enterprises Co. Ltd.(b)	156,721
508,000	Shougang Concord Technology Holdings(b)	31,123
1,558,000	Shougang Fushan Resources Group Ltd.	524,491
1,163,750	Shun Tak Holdings Ltd.	673,963
370,000	Silver Grant International Ltd.	51,541
507,000	SIM Technology Group Ltd.(b)	21,253
854,000	Singamas Container Holdings Ltd.	199,373
548,000	Sino Biopharmaceutical	386,632
3,935,000	Sino Oil And Gas Holdings Ltd.(b)	107,600
1,400,000	Sinofert Holdings Ltd.	227,525
212,000	Sinopec Kantons Holdings Ltd.	193,324
914,000	Sinotrans Shipping Ltd.	300,619
38,000	SIS International Holdings(c)	14,459
905,278	Skyworth Digital Holdings Ltd.	439,036
106,910	SmarTone Telecommunications Holding Ltd.	140,929
1,267,934	SMI Corp. Ltd.(b)	32,708
122,843	SOCAM Development Ltd.	146,245
731,000	Solargiga Energy Holdings Ltd(b)	34,886
366,000	Solomon Systech International Ltd.(b)	16,759
20,000	Soundwill Holdings Ltd.	35,805
696,000	South China China Ltd.(b)(d)	66,431
360,000	Sparkle Roll Group Ltd.	24,145
1,413,428	SRE Group Ltd.(b)	51,046

Shares		Value
HONG KONG (continued)
94,000	Stella International Holdings Ltd.	$231,575
60,500	Stelux Holdings International Ltd.	20,601
204,000	Success Universe Group Ltd.(b)	12,367
16,000	Sun Hing Vision Group Holdings Ltd.	5,551
371,801	Sun Hung Kai & Co. Ltd.	209,567
550,000	Sun Innovation Holdings Ltd.(b)	9,364
1,802,000	Superb Summit International Group Ltd.(b)	79,025
302,000	TAI Cheung Holdings Ltd.	229,042
6,000	Tan Chong International Ltd.	2,376
6,000	Tao Heung Holdings Ltd.	4,605
698,000	TCC International Holdings Ltd.	259,285
228,000	TCL Multimedia Technology Holdings Ltd.	93,811
256,000	Techtronic Industries Co.	643,880
79,000	Television Broadcasts Ltd.	462,099
108,000	Texhong Textile Group Ltd.	189,449
144,000	Texwinca Holdings Ltd.	147,288
185,800	Tian An China Investment	153,375
106,000	Tianjin Development Holdings Ltd.(b)	70,411
986,000	Tianjin Port Development Holdings Ltd.	171,688
488,000	Tianneng Power International Ltd.	184,424
143,000	Tibet 5100 Water Resources Holdings Ltd.	55,518
2,380,000	Titan Petrochemicals Group Ltd.(b)(c)(d)	767
218,000	Tom Group Ltd.(b)	41,896
124,252	Tomson Group Ltd.	38,463
1,740,000	Tongda Group Holdings Ltd.	97,627
276,000	Town Health International Investments Ltd.(b)	72,622
203,000	Towngas China Co. Ltd.	200,041
500,000	TPV Technology Ltd.	105,766
154,000	Tradelink Electronic Commerce Ltd.	38,137
84,000	Transport International Holdings Ltd.	189,171
176,000	Trinity Ltd.	65,833
394,000	Truly International Holdings	250,030
128,000	TSC Group Holdings Ltd.(b)	43,421
20,000	Tse Sui Luen Jewellery International Ltd.	9,674
194,000	Tysan Holdings Ltd.	67,561
1,230,000	United Energy Group Ltd.(b)	191,964
288,500	United Laboratories International Holdings Ltd. (The)(b)	121,681
230,000	Universal Technologies Holdings Ltd.(b)	13,350
44,000	Up Energy Development Group Ltd.(b)	2,525

22

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
HONG KONG (continued)
277,000	Value Partners Group Ltd.	$168,279
188,000	Varitronix International Ltd.	167,316
348,000	Vedan International Holdings Ltd.	20,647
666,621	Victory City International Holdings Ltd.	93,721
20,000	Vinda International Holdings Ltd.	28,376
244,000	Vitasoy International Holdings Ltd.	314,717
761,200	VODone Ltd.(b)	65,782
483,600	VST Holdings Ltd.	95,435
30,400	VTech Holdings Ltd.	436,414
3,680,000	Wang On Group Ltd.	67,401
178,000	Wasion Group Holdings Ltd.	111,580
396,000	Welling Holding Ltd.	83,256
96,000	Win Hanverky Holdings Ltd.	11,020
50,412	Wing Hang Bank Ltd.	717,199
77,000	Wing On Co. International Ltd.(d)	221,476
230,000	Wing Tai Properties Ltd.(d)	138,540
126,000	Winteam Pharmaceutical Group Ltd.(b)	56,719
838,000	Xinyi Glass Holdings Ltd.	830,110
221,500	XTEP International Holdings	109,136
1,040,000	Yanchang Petroleum International Ltd.(b)	45,608
230,000	Yeebo International Holdings(d)	33,523
45,000	YGM Trading Ltd.	102,270
2,427,000	Yingde Gases Group Co. Ltd.	2,491,799
98,000	Yip’s Chemical Holdings Ltd.	82,415
45,000	Youyuan International Holdings Ltd.	13,059
204,000	Yue Yuen Industrial Holdings Ltd.	560,454
3,396,200	Yuexiu Property Co. Ltd.	946,188
116,191	Yuexiu Transport Infrastructure Ltd.	61,145
906,000	Yugang International Ltd.(b)	6,077
306,000	Zhuhai Holdings Investment Group Ltd.(b)	59,992
		99,794,544
HUNGARY — 0.0%
58,220	Richter Gedeon Nyrt	1,107,065
INDIA — 0.9%
355	3M India Ltd.(b)	19,121
1,375	Aban Offshore Ltd.	5,675
17,582	ACC Ltd.	324,675
43,270	Adani Enterprises Ltd.(b)	146,205
47,479	Adani Power Ltd.(b)	25,263
25,742	Aditya Birla Nuvo Ltd.	514,295
6,786	AIA Engineering Ltd.	42,689
623	Akzo Nobel India Ltd.	8,545
20,592	Alembic Pharmaceuticals Ltd.	66,814
36,030	Allahabad Bank	53,791

Shares		Value
INDIA (continued)
810	Allcargo Logistics Ltd.	$1,203
67,310	Alok Industries Ltd.(b)	8,817
1,082	Alstom India Ltd.	6,163
573,838	Amara Raja Batteries Ltd.(d)	2,930,584
44,785	Anant Raj Ltd.	40,154
229,025	Apollo Hospitals Enterprise Ltd.(d)	3,387,021
43,566	Apollo Tyres Ltd.	48,277
71,434	Arvind Ltd.	123,387
287,392	Ashok Leyland Ltd.(b)	80,435
59,016	Aurobindo Pharma Ltd.(b)	208,100
817,315	Bajaj Electricals Ltd.(d)	2,194,402
8,626	Bajaj Finance Ltd.	189,918
12,411	Bajaj Finserv Ltd.	128,866
123,405	Bajaj Hindusthan Ltd.	27,209
22,227	Bajaj Holdings and Investment Ltd.(d)	298,530
12,115	Balkrishna Industries Ltd.	54,538
189,807	Ballarpur Industries Ltd.(d)	40,151
2,270	Balrampur Chini Mills Ltd.	1,520
15,567	Bank of Baroda	162,851
25,201	Bank of India	86,074
11,554	Bank of Maharashtra	7,436
4,339	BASF India Ltd.	41,586
3,947	Bata India Ltd.	58,702
819,119	Berger Paints India Ltd.(d)	3,069,614
2,479	Bharat Electronics Ltd.(b)	43,071
26,138	Bharat Forge Ltd.(b)	127,319
12,574	Bharat Petroleum Corp. Ltd.	73,566
64,810	Bhushan Steel Ltd.	506,837
14,324	Biocon Ltd.	80,658
8,906	Birla Corp. Ltd.	30,853
1,274	Blue Dart Express Ltd.	56,784
8,842	Bombay Dyeing & Manufacturing Co. Ltd.	9,899
4,107	Bombay Rayon Fashions Ltd.(b)	12,771
10,113	Britannia Industries Ltd.	154,612
6,485	Cadila Healthcare Ltd.	69,778
43,985	Canara Bank	184,836
7,476	Carborundum Universal Ltd.	13,649
29,868	Century Plyboards India Ltd.(b)(d)	13,633
9,156	Century Textiles & Industries Ltd.	41,098
6,433	CESC Ltd.	38,982
9,705	Cholamandalam Investment and Finance Co. Ltd.	36,235
10,133	City Union Bank Ltd.	7,914
1,522	CMC Ltd.	33,521
10,128	Colgate-Palmolive India Ltd.	204,200
3,973	Container Corp. of India	48,935
160,239	CRISIL Ltd.(d)	2,918,746
19,689	Crompton Greaves Ltd.	33,832
13,480	Cummins India Ltd.	86,642
128,260	Dabur India Ltd.	372,852

23

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INDIA (continued)
2,774	Dalmia Bharat Ltd.	$5,466
6,484	DB Corp. Ltd.	28,355
18,464	DB Realty Ltd.(b)	18,402
29,801	Delta Corp Ltd.	42,504
43,420	Dena Bank	38,011
27,921	Development Credit Bank Ltd.(b)	23,239
3,236	Divi’s Laboratories Ltd.	51,208
106,331	DLF Ltd.	262,389
3,496	Educomp Solutions Ltd.(b)	1,360
3,504	Eicher Motors Ltd.	225,666
25,575	EID Parry India Ltd.	60,156
1,898	Elder Pharmaceuticals Ltd.	9,716
345,542	Emami Ltd.(b)(d)	2,799,253
4,147	Era Infra Engineering Ltd.(b)	2,547
27,309	Escorts Ltd.	43,104
20,369	Essar Ports Ltd.	20,516
31,009	Essar Shipping Ltd.(b)	8,982
36,761	Exide Industries Ltd.	74,653
4,776	FDC Ltd.	6,862
304,245	Federal Bank Ltd.	406,452
6,289	Federal-Mogul Goetze India Ltd.(b)	20,180
14,606	Finolex Cables Ltd.	14,474
1,319,085	Fortis Healthcare Ltd.(b)(d)	2,107,789
9,586	Future Capital Holdings Ltd.(b)	23,702
29,363	Gammon India Ltd.	6,331
29,067	Gateway Distriparks Ltd.	53,778
1,177	Gillette India Ltd.	40,107
733	GlaxoSmithKline Consumer Healthcare Ltd.	55,642
3,410	GlaxoSmithKline Pharmaceuticals Ltd.	134,910
14,696	Glenmark Pharmaceuticals Ltd.	134,776
22,105	GMR Infrastructure Ltd.	7,931
273	Godfrey Phillips India Ltd.	11,665
30,654	Godrej Consumer Products Ltd.	434,708
23,771	Godrej Industries Ltd.	114,610
5,982	Godrej Properties Ltd.	35,651
3,081	Gokul Refoils & Solvent Ltd.(b)	902
29,016	Great Eastern Shipping Co. Ltd. (The)	131,588
2,596	Grindwell Norton Ltd.	10,409
16,010	Gruh Finance Ltd.	60,166
15,133	Gujarat Alkalies & Chemicals(b)	39,793
8,892	Gujarat Flourochemicals Ltd.	36,383
26,956	Gujarat Narmada Valley Fertilizers Co. Ltd.(b)	26,932
35,352	Gujarat NRE Coke Ltd.(b)	7,507
659,082	Gujarat Pipavav Port Ltd.(b)(d)	536,231
1,715	Gujarat State Fertilisers & Chemicals Ltd.	1,663
3,304	Gulf Oil Corp Ltd.(b)	4,258
1,500	Hathway Cable & Datacom Ltd.(b)	6,999
6,229	Havells India Ltd.	74,970

Shares		Value
INDIA (continued)
2,793	HBL Power Systems Ltd.(b)	$429
11,965	HCL Infosystems Ltd.(b)	4,585
849	HEG Ltd.(b)	2,376
18,832	Hexa Tradex Ltd.(b)	4,229
137,134	Hexaware Technologies Ltd.	296,672
209,764	Hindalco Industries Ltd.	392,700
375	Hinduja Ventures Ltd.	1,642
430	Honeywell Automation India Ltd.	17,655
28,793	Housing Development & Infrastructure Ltd.(b)	19,936
722,385	HSIL Ltd.(d)	961,534
11,894	HT Media Ltd.	16,054
1,883	HTMT Global Solutions Ltd.(b)	11,375
49,378	ICRA Ltd.(d)	1,047,861
173,718	IDFC Ltd.	298,929
92,087	India Cements Ltd. (The)	74,398
71,115	India Infoline Ltd.	64,918
29,515	Indiabulls Housing Finance Ltd.	102,682
51,509	Indian Hotels Co. Ltd.	41,195
11,703	Indian Overseas Bank	9,712
45,438	IndusInd Bank Ltd.	329,463
3,468	Info Edge India Ltd.	21,831
16,196	Infotech Enterprises Ltd.	66,492
23,454	ING Vysya Bank Ltd.	224,903
295,730	Ipca Laboratories Ltd.(d)	3,288,375
16,998	Jai Corp. Ltd.	13,871
7,028	Jammu & Kashmir Bank Ltd.(b)	149,120
75,459	Jaypee Infratech Ltd.	22,040
9,049	Jet Airways India Ltd.(b)	50,174
6,226	Jindal Poly Films Ltd.	14,118
1,556	Jindal Poly Investments and Finance Co. Ltd.(b)(c)(d)	132
91,841	Jindal Saw Ltd.	71,659
20,187	Jindal Steel & Power Ltd.(b)	78,787
104,984	JM Financial Ltd.	47,576
8,159	JSW Steel Ltd.	114,369
142,308	Jubilant Foodworks Ltd.(b)(d)	2,755,387
5,000	Jubilant Organosys Ltd.(b)	8,144
8,012	Jyothy Laboratories Ltd.	24,158
90,563	Kakinada Fertilizers Ltd.(b)(c)(d)	16,520
30,858	Karnataka Bank Ltd.	50,865
1,762	Karur Vysya Bank Ltd.	9,866
24,476	KPIT Technologies Ltd.	58,507
298	Lakshmi Machine Works Ltd.	11,472
81,905	LIC Housing Finance Ltd.	299,272
11,875	Maharashtra Seamless Ltd.(d)	30,666
49,550	Mahindra & Mahindra Financial Services Ltd.	227,734
531	Mahindra Lifespace Developers Ltd.	3,701
3,619	Manaksia Ltd.(b)	2,727
47,116	Marico Ltd.	162,497
31,053	MAX India Ltd.	95,501
1,025	Merck Ltd.	9,433

24

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INDIA (continued)
2,275	MindTree Ltd.	$51,243
11,604	Monnet Ispat & Energy Ltd.(d)	24,868
46,986	Motherson Sumi Systems Ltd.	206,316
11,049	Mphasis Ltd.	76,123
201	MRF Ltd.	51,517
82,330	Nagarjuna Oil Refinery Ltd.(b)(d)	5,694
40,976	National Aluminium Co. Ltd.	24,337
31,270	NHPC Ltd.	9,210
16,197	NIIT Technologies Ltd.	73,915
38,070	OMAXE Ltd.	86,758
6,434	Oracle Financial Sevices Software Ltd.(b)	335,609
21,487	Orchid Chemicals & Pharmaceuticals Ltd.	17,115
8,317	Orient Cement Ltd.	5,075
16,955	Oriental Bank of Commerce	49,854
483	Orissa Minerals Development Co. Ltd.	16,711
14,725	Oswal Chemical & Fertilizers(b)	5,211
28,655	Page Industries Ltd.(d)	2,084,627
8,697	Parsvnath Developers Ltd.(b)	3,708
3,860	Peninsula Land Ltd.(b)	1,941
104,278	Petronet LNG Ltd.	210,830
4,125	Phoenix Mills Ltd.	15,720
465,083	Pidilite Industries Ltd.(d)	2,184,085
7,053	Plethico Pharmaceuticals Ltd.(b)	3,977
9,700	Polaris Financial Technology Ltd.	22,634
1,195	Procter & Gamble Hygiene & Health Care Ltd.	53,698
11,193	PTC India Ltd.	10,199
351,616	Radico Khaitan Ltd.(b)(d)	836,200
14,719	Rain Industries Ltd.	8,586
24,971	Rajesh Exports Ltd.(b)	39,008
796,263	Rallis India Ltd.(d)	2,051,069
21,876	The Ramco Cements Ltd.	63,594
19,421	Ranbaxy Laboratories Ltd.(b)	123,595
62,060	Redington India Ltd.	62,055
3,937	Reliance Capital Ltd.(b)	23,710
121,363	Reliance Communications Ltd.(b)	290,102
7,440	Reliance Infrastructure Ltd.	52,276
160,258	Reliance Power Ltd.(b)	190,755
43,842	Ruchi Soya Industries Ltd.	24,862
9,422	S Mobility Ltd.	5,619
3,688	Sadbhav Engineering Ltd.(b)	3,820
612	Sanofi India Ltd.	25,019
69,699	Sesa Sterlite Ltd.	229,098
2,527	Shoppers Stop Ltd.	14,236
300	Shree Cement Ltd.	21,652
142,891	Shree Renuka Sugars Ltd.	52,199
11,398	Shriram Transport Finance Co. Ltd.	113,386
11,274	Siemens Ltd.	106,796
15,463	SJVN Ltd.	4,844

Shares		Value
INDIA (continued)
161,500	SKF India Ltd.(d)	$1,585,961
5,085	Sobha Developers Ltd.	25,882
104	Solar Industries India Ltd.	1,674
426,240	South Indian Bank Ltd.	147,039
29,868	Star Ferro and Cement Ltd.(b)(d)	11,178
2,418	Sterlite Technologies Ltd.	820
97,037	Strides Arcolab Ltd.	1,376,408
13,183	Sun TV Network Ltd.(b)	90,128
9,094	Sundaram Finance Ltd.	78,428
6,405	Supreme Industries Ltd.	40,652
38,891	Syndicate Bank	51,481
13,597	Tata Chemicals Ltd.	59,273
5,395	Tata Communications Ltd.	23,163
4,726	Tata Investment Corp. Ltd.(d)	30,980
67,509	Tata Power Co. Ltd.	90,243
99,640	Tata Tea Ltd.(b)	265,901
1,682	Tech Mahindra Ltd.	42,452
735	Thermax Ltd.	7,626
10,567	Timken India Ltd.	26,893
45,835	Titan Industries Ltd.	199,286
204,762	Torrent Pharmaceuticals Ltd.(d)	1,504,353
1,291	Trent Ltd.	19,426
29,890	Triveni Turbine Ltd.	25,510
697	TTK Prestige Ltd.	37,383
121,811	TV18 Broadcast Ltd.(b)	46,084
46,611	TVS Motor Co. Ltd.	38,492
18,680	UCO Bank	21,961
10,645	Uflex Ltd.	11,614
13,600	Unichem Laboratories Ltd.	39,237
324,490	Unitech Ltd.(b)	92,138
10,211	United Bank of India	5,608
22,486	United Breweries Ltd.	338,525
69,225	United Phosphorus Ltd.(b)	185,298
4,366	United Spirits Ltd.	182,878
16,860	Usha Martin Ltd.	6,859
1,120	Vardhman Special Steels Ltd.(b)	264
5,603	Vardhman Textiles Ltd.	32,362
23,739	Videocon Industries Ltd.(b)	66,846
50,641	Vijaya Bank	34,033
10,213	Voltas Ltd.	14,816
902	VST Industries Ltd.	21,400
1,793	WABCO India Ltd.	49,376
15,809	Wockhardt Ltd.	114,358
548	Wyeth Ltd.	5,696
50,593	Yes Bank Ltd.	303,616
180,211	Zee Entertainment Enterprises Ltd.	780,167
4,219	Zensar Technologies Ltd.	18,471
621	Zuari Agro Chemicals Ltd.	951
		57,621,618
INDONESIA — 0.4%
99,000	Adhi Karya Persero Tbk PT	17,126
815,500	Agung Podomoro Land Tbk PT	20,256
6,768,500	AKR Corporindo Tbk PT	2,912,151

25

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INDONESIA (continued)
421,500	Alam Sutera Realty Tbk PT	$22,809
1,450,000	Aneka Tambang Persero Tbk PT	205,811
31,960,000	Arwana Citramulia Tbk PT(d)	2,551,697
77,000	Asahimas Flat Glass Tbk PT(d)	56,354
165,500	Astra Agro Lestari Tbk PT	273,081
42,411,000	Bakrie & Brothers Tbk PT(b)(d)	188,117
9,710,000	Bakrie Sumatera Plantations Tbk PT(b)	43,069
9,876,000	Bakrie Telecom Tbk PT(b)	43,806
1,477,666	Bank Bukopin Tbk PT	85,206
505,316	Bank Danamon Indonesia Tbk PT	192,757
3,011,250	Bank Pan Indonesia Tbk PT(b)	192,335
321,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,954
13,000	Bank Permata Tbk PT(b)	1,638
1,428,196	Bank Tabungan Negara Persero Tbk PT	122,896
107,500	Bank Tabungan Pensiunan Nasional Tbk PT(b)	41,722
495,000	Barito Pacific Tbk PT(b)	21,078
54,000	Bayan Resources Tbk PT(b)(d)	41,677
749,000	Berau Coal Energy Tbk PT(b)	12,027
223,000	Bisi International PT	12,067
560,000	Budi Starch & Sweetener Tbk PT(b)	4,719
2,306,600	Bumi Serpong Damai PT	321,256
4,958,000	Central Proteinaprima Tbk PT(b)(d)	21,992
5,137,500	Ciputra Development Tbk PT	469,428
938,500	Ciputra Property Tbk PT	65,772
238,000	Ciputra Surya Tbk PT	48,033
479,000	Citra Marga Nusaphala Persada Tbk PT(b)	134,915
11,917,500	Darma Henwa Tbk PT(b)(d)	52,861
2,223,500	Delta Dunia Makmur Tbk PT(b)	17,161
393,500	Elnusa Tbk PT	10,821
25,671,500	Energi Mega Persada Tbk PT(b)	182,189
524,500	Exploitasi Energi Indonesia Tbk PT(b)	12,098
36,500	Fajar Surya Wisesa Tbk PT(b)	6,476
947,000	Gajah Tunggal Tbk PT	193,222
24,500	Garda Tujuh Buana Tbk PT(b)	2,152
2,161,000	Global Mediacom Tbk PT	366,157
1,193,400	Gozco Plantations Tbk PT(b)	12,281
684,000	Hanson International Tbk PT(b)	32,160
91,500	Harum Energy Tbk PT	25,569
72,500	Hexindo Adiperkasa Tbk PT	20,259
1,387,000	Holcim Indonesia Tbk PT	316,835
632,500	Indah Kiat Pulp and Paper Corp. Tbk PT(b)	86,409
876,000	Indika Energy Tbk PT	60,615

Shares		Value
INDONESIA (continued)
17,000	Indo Tambangraya Megah Tbk PT	$45,092
396,000	Indosat Tbk PT	154,571
44,723	Inovisi Infracom Tbk PT(b)	3,055
1,594,500	Intiland Development Tbk PT	52,337
1,897,500	Japfa Comfeed Indonesia Tbk PT	235,662
561,000	Jasa Marga Persero Tbk PT	261,277
12,650,935	Kawasan Industri Jababeka Tbk PT	274,959
48,000	Lippo Cikarang Tbk PT(b)	28,743
13,300,750	Lippo Karawaci Tbk PT(b)	1,333,320
6,467,000	Malindo Feedmill Tbk PT	1,936,228
1,437,300	Matahari Putra Prima Tbk PT	306,012
1,019,666	Mayora Indah Tbk PT(d)	2,650,363
491,500	Medco Energi Internasional Tbk PT	106,824
2,475,000	Media Nusantara Citra Tbk PT	548,902
272,000	Mitra Adiperkasa Tbk PT	130,299
1,688,500	Mitra International Resources Tbk PT(b)	8,838
4,004,000	MNC Investama Tbk PT	124,320
4,213,500	Nippon Indosari Corpindo Tbk PT(d)	2,317,472
950,000	Nusantara Infrastructure Tbk PT(b)	21,490
1,246,000	Pakuwon Jati Tbk PT	34,266
4,283,000	Panin Financial Tbk PT(b)	75,990
705,500	Panin Insurance Tbk PT	44,436
1,369,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	194,314
827,000	Polychem Indonesia Tbk PT(b)	22,009
1,383,000	Ramayana Lestari Sentosa Tbk PT	150,906
77,500	Resource Alam Indonesia Tbk PT	17,532
7,234,000	Sampoerna Agro Tbk PT(d)	1,142,295
5,557,500	Selamat Sempurna Tbk PT(d)	1,380,439
7,450,000	Sentul City Tbk PT(b)	142,094
117,500	Sinar Mas Agro Resources & Technology Tbk PT(d)	67,753
5,000	Sinar Mas Multiartha Tbk PT	1,686
467,500	Sugih Energy Tbk PT(b)	19,077
3,524,000	Summarecon Agung Tbk PT	328,250
225,000	Surya Citra Media Tbk PT	46,906
396,500	Surya Semesta Internusa Tbk PT	28,139
79,000	Tambang Batubara Bukit Asam Persero Tbk PT	85,150
579,000	Tiga Pilar Sejahtera Food Tbk	67,800
1,562,000	Timah Persero Tbk PT	224,479
21,000	Tower Bersama Infrastructure Tbk PT(b)	10,619
410,000	Trada Maritime Tbk PT(b)	55,285
4,875,000	Truba Alam Manunggal Engineering PT(b)(c)(d)	4,757
1,152,000	Tunas Baru Lampung Tbk PT	49,054

26

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
INDONESIA (continued)
539,500	Tunas Ridean Tbk PT	$27,280
481,500	Vale Indonesia Tbk PT	105,719
958,252	Wijaya Karya Persero Tbk PT	163,215
		24,576,228
IRELAND — 2.2%
109,408	Aer Lingus Group Plc	207,969
4,414,647	Bank of Ireland(b)	1,618,382
276,516	Beazley Plc	1,014,428
154,534	C&C Group Plc(b)	905,790
22,410	DCC Plc	1,005,750
49,283	Elan Corp. Plc(b)	816,354
10,294	FBD Holdings Plc(b)	222,230
75,000	FleetMatics Group Plc(b)	2,381,250
688,397	Glanbia Plc(b)	9,645,839
67,081	Grafton Group Plc - Units	639,973
181,601	Greencore Group Plc	524,417
16,165	IFG Group Plc	30,618
1,774	Irish Continental Group Plc - Units	62,179
126,391	James Hardie Industries Plc - CDI	1,305,685
230,508	Kenmare Resources Plc(b)	74,175
29,631	Kerry Group Plc - Class A	1,897,525
52,837	Kingspan Group Plc(b)(f)	883,833
6,121	Kingspan Group Plc(f)	102,389
12,329	Paddy Power Plc(b)	1,004,386
98,904	Smurfit Kappa Group Plc(b)	2,403,744
132,882	United Drug Plc(b)	665,087
2,582,000	Willis Group Holdings Plc(d)	116,370,740
		143,782,743
ISLE OF MAN — 0.0%
17,071	Exillon Energy Plc(b)	65,145
4,535	Hansard Global Plc	8,462
		73,607
ISRAEL — 1.8%
0	Africa Israel Investments Ltd.(b)	1
4,663	Airport City Ltd.(b)	40,425
8,168	Alon Blue Square Israel Ltd.(b)	32,243
1,870	AL-ROV Israel Ltd.(b)	62,258
16,296	AudioCodes Ltd.(b)	98,250
10,220	Azorim-Investment Development & Construction Co. Ltd.(b)	11,008
9,030	Azrieli Group	290,394
5,078	Babylon Ltd.	10,872
28	Bayside Land Corp.	7,251
111,791	Bezeq The Israeli Telecommunication Corp. Ltd.	194,685
1,289	Bio-cell Ltd.(b)	7,260
10,185	Cellcom Israel Ltd.(b)	119,115
409	Ceragon Networks Ltd.(b)	1,414
1,812,500	Check Point Software Technologies Ltd.(b)	105,161,250

Shares		Value
ISRAEL (continued)
4,796	Clal Biotechnology Industries Ltd.(b)	$10,419
49,365	Clal Industries Ltd.	220,349
13,327	Clal Insurance Enterprise Holdings Ltd.	261,835
6,078	Compugen Ltd.(b)	60,534
13,567	Delek Automotive Systems Ltd.	150,242
1,004	Delek Group Ltd.	347,361
3,947	Delta-Galil Industries Ltd.	92,904
4,291	Direct Insurance Financial Investments Ltd.	23,766
4,935	Elbit Systems Ltd.	263,806
905	Electra Ltd.	113,720
1	Electra Real Estate Ltd.(b)	2
4,761	Elron Electronic Industries Ltd.(b)	34,861
1,009	Equital Ltd.(b)	16,024
205	Evogene Ltd.(b)	1,672
4,175	EZchip Semiconductor Ltd.(b)	110,003
16,965	First International Bank of Israel Ltd.	278,949
3,427	Formula Systems (1985) Ltd.	89,226
21,992	Frutarom Industries Ltd.	394,344
1,557	Gilat Satellite Networks Ltd.(b)	7,935
4,055	Given Imaging Ltd.(b)	81,221
232	Golf & Co. Ltd.	810
1,279	Hadera Paper Ltd.(b)	75,298
63,930	Harel Insurance Investments & Financial Services Ltd.	375,830
270	Industrial Buildings Corp.	487
343,341	Israel Discount Bank Ltd. - Class A(b)	687,412
1,736	Ituran Location & Control Ltd.	31,857
4,804	Jerusalem Oil Exploration(b)	177,651
5,171	Kamada Ltd.(b)	74,773
89	Maabarot Products Ltd.	998
4,100	Magic Software Enterprises Ltd.	25,673
9,868	Matrix IT Ltd.	52,051
692	Meitav DS Investments Ltd.	2,504
1,459	Melisron Ltd.	38,675
14,192	Menorah Mivtachim Holdings Ltd.	163,764
158,600	Migdal Insurance & Financial Holding Ltd.	277,103
1,673	Mivtach Shamir Holdings Ltd.	61,345
99,963	Mizrahi Tefahot Bank Ltd.	1,173,617
7,596	Naphtha Israel Petroleum Corp. Ltd.(b)	48,944
736	Neto ME Holdings Ltd.(b)	39,198
14,186	NICE Systems Ltd.	559,193
200,000	NICE Systems Ltd. - ADR	7,836,000
645	Nitsba Holdings 1995 Ltd.(b)	9,054
2,068	Nova Measuring Instruments Ltd.(b)	18,180
410,712	Oil Refineries Ltd.(b)	133,012
26,031	Ormat Industries Ltd.(b)	175,988
8,208	Osem Investments Ltd.	181,373

27

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
ISRAEL (continued)
15,937	Partner Communications Co. Ltd.(b)	$131,338
2,872	Paz Oil Co. Ltd.(b)	446,570
29,349	Phoenix Holdings Ltd. (The)	115,607
1,121	Plasson Industries Ltd.	37,099
715	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	38,728
7,504	REIT 1 Ltd.	18,150
68,879	Shikun & Binui Ltd.	165,056
13,900	Shufersal Ltd.	56,170
6,039	Strauss Group Ltd.	106,660
213	Tower Semiconductor Ltd.(b)	1,032
14,467	Union Bank of Israel(b)	64,904
		121,997,703
ITALY — 0.5%
155,713	A2A SpA	175,584
8,199	ACEA SpA	85,384
3,675	Aeroporto di Venezia Marco Polo SAVE SpA	66,713
27,658	Amplifon SpA	147,582
13,437	Ansaldo STS SpA	142,852
16,647	Arnoldo Mondadori Editore SpA(b)	35,622
5,010	Ascopiave SpA	10,965
23,080	Astaldi SpA	225,000
19,385	Autogrill SpA(b)	174,239
11,266	Azimut Holding SpA	286,197
24,038	Banca Carige SpA(b)	19,289
12,300	Banca Generali SpA	321,816
4,248	Banca IFIS SpA	63,791
287,012	Banca Monte dei Paschi di Siena SpA(b)	90,798
74,620	Banca Piccolo Credito Valtellinese Scarl(b)	133,737
116,594	Banca Popolare dell’Emilia Romagna Scarl(b)	1,121,598
2,043,852	Banca Popolare di Milano Scarl(b)	1,370,597
34,706	Banca Popolare di Sondrio Scarl	199,704
907	Banco di Desio e della Brianza SpA	2,857
752,572	Banco Popolare Scarl(b)	1,497,971
3,334	BasicNet SpA(b)	8,691
7,670	Biesse SpA(b)	44,447
13,563	Brembo SpA	358,913
2,448	Brunello Cucinelli SpA	76,447
19,914	Buzzi Unicem SpA	345,279
4,217	Caltagirone Editore SpA(b)	6,842
32,411	Cementir Holding SpA	149,181
83,313	CIR-Compagnie Industriali Riunite SpA(b)	138,797
29,592	Credito Emiliano SpA	224,398
9,148	Danieli & C Officine Meccaniche SpA	281,578

Shares		Value
ITALY (continued)
4,885	Datalogic SpA	$53,127
93,104	Davide Campari-Milano SpA	811,568
50,118	DeA Capital SpA(b)	95,267
23,657	Delclima(b)	33,084
19,373	De’Longhi SpA	299,863
9,154	DiaSorin SpA	433,271
1,977	Ei Towers SpA	82,676
1,550	Engineering SpA	84,412
24,995	ERG SpA	305,434
5,852	Esprinet SpA	42,588
78,369	Falck Renewables SpA(b)	133,433
297,242	Fiat SpA(b)	2,336,738
187,365	Finmeccanica SpA(b)	1,375,009
151,956	Fondiaria-Sai SpA(b)	389,737
457,280	Gemina SpA(b)	1,111,365
75,696	Gruppo Editoriale L’Espresso SpA(b)	151,287
30,467	Gtech SpA	926,201
54,823	Hera SpA	110,687
9,330	Immobiliare Grande Distribuzione REIT	11,141
8,518	Impregilo SpA	54,357
16,260	Indesit Co. SpA	168,227
3,035	Industria Macchine Automatiche SpA	104,009
198,830	Intek Group SpA(b)	85,929
32,568	Interpump Group SpA	362,599
112,590	Iren SpA	168,462
49,156	Italcementi SpA	437,159
1,809	Italmobiliare SpA(b)	58,948
40,005	Juventus Football Club SpA(b)	13,003
762	Landi Renzo SpA(b)	1,283
1,779	Mariella Burani SpA(b)(c)(d)	0
9,386	MARR SpA	147,574
189,408	Mediaset SpA(b)	949,470
176,249	Mediobanca SpA	1,609,312
40,338	Mediolanum SpA	351,070
145,710	Milano Assicurazioni SpA(b)	124,539
7,534	Nice SpA	29,972
254,284	Parmalat SpA	854,852
56,015	Piaggio & C SpA	161,692
134,537	Pirelli & C. SpA	1,896,097
18,004	Poltrona Frau SpA(b)	59,157
96,013	Premafin Finanziaria SpA(b)	21,888
38,046	Prysmian SpA	929,829
30,604	Recordati SpA	401,815
490	Reply SpA	31,868
70,103	Retelit SpA(b)	52,779
29	Sabaf SpA	523
82	SAES Getters SpA	797
23,216	Safilo Group SpA(b)	475,977
7,857	Salvatore Ferragamo SpA	269,257
80,592	Saras SpA(b)	99,685
12,427	Societa Cattolica di Assicurazioni SCRL	314,678

28

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
ITALY (continued)
19,995	Societa Iniziative Autostradali e Servizi SpA	$209,585
471	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	22,574
3,079	Socotherm SpA(b)(c)(d)	0
15,879	Sogefi SpA	90,551
12,888	SOL SpA	97,381
60,496	Sorin SpA(b)	166,742
6,138	Tamburi Investment Partners SpA	18,968
20,102	Tiscali SpA(b)	1,198
3,433	Tod’s SpA	571,926
18,881	Trevi Finanziaria Industriale SpA	173,811
6,610	Uni Land SpA(b)(c)(d)	0
551,885	Unione di Banche Italiane SCPA	3,821,555
143,016	Unipol Gruppo Finanziario SpA	759,246
10,354	Vittoria Assicurazioni SpA	123,220
19,385	World Duty Free SpA(b)	214,772
13,735	Yoox SpA(b)	494,192
11,183	Zignago Vetro SpA	71,850
		33,668,135
JAPAN — 4.5%
181,000	77 Bank Ltd. (The)	892,759
4,700	A&D Co. Ltd.	30,591
1,800	ABC-Mart, Inc.	89,881
59,600	Accordia Golf Co. Ltd.	652,188
86,000	Achilles Corp.	142,561
2,700	Adastria Holdings Co. Ltd.	126,035
56,800	ADEKA Corp.	664,871
2,000	Aderans Co. Ltd.	24,387
7,200	Advan Co. Ltd.	88,526
700	Aeon Delight Co. Ltd.	13,583
2,200	Aeon Fantasy Co. Ltd.	34,411
800	Agrex, Inc.	7,086
13,400	Ahresty Corp.	106,023
11,600	Ai Holdings Corp.	148,288
22,400	Aica Kogyo Co. Ltd.	457,431
4,500	Aichi Bank Ltd. (The)	204,109
10,600	Aichi Corp.	55,841
84,000	Aichi Steel Corp.	428,842
16,000	Aichi Tokei Denki Co. Ltd.	46,700
30,000	Aida Engineering Ltd.	288,925
2,800	Ain Pharmaciez, Inc.	121,306
7,400	Aiphone Co. Ltd.	120,938
38,000	Air Water, Inc.	541,035
11,300	Airport Facilities Co. Ltd.	98,486
13,400	Aisan Industry Co. Ltd.	134,232
11,300	Aizawa Securities Co. Ltd.	76,536
13,900	Akebono Brake Industry Co. Ltd.	66,581
82,000	Akita Bank Ltd. (The)	205,146
900	Alconix Corp.	18,489

Shares		Value
JAPAN (continued)
10,500	Alfresa Holdings Corp.	$572,358
79,500	Allied Telesis Holdings KK	75,999
11,100	Alpen Co. Ltd.	230,512
3,200	Alpha Corp.	33,845
1,160	Alpha Systems, Inc.	15,820
30,200	Alpine Electronics, Inc.	363,948
86,600	Alps Electric Co. Ltd.(b)	755,647
3,300	Alps Logistics Co. Ltd.	33,158
1,500	Altech Corp.	16,079
176,000	Amada Co. Ltd.	1,507,088
16,800	Amano Corp.	163,848
500	Amiyaki Tei Co. Ltd.	18,128
3,500	Amuse, Inc.	66,526
13,000	Anest Iwata Corp.	63,592
31,000	Anritsu Corp.	404,485
2,100	AOI Electronics Co. Ltd.	31,779
8,400	AOKI Holdings, Inc.	278,918
90,000	Aomori Bank Ltd. (The)	234,313
27,100	Aoyama Trading Co. Ltd.	688,180
10,600	Arakawa Chemical Industries Ltd.	106,183
25,000	Araya Industrial Co. Ltd.	45,256
9,700	Arcland Sakamoto Co. Ltd.	144,913
17,638	Arcs Co. Ltd.	330,051
3,600	Argo Graphics, Inc.	58,908
219,500	Ariake Japan Co. Ltd.(d)	5,299,430
22,800	Arisawa Manufacturing Co. Ltd.	153,268
6,200	Arnest One Corp.(b)(c)	170,243
5,190	As One Corp.	114,430
2,900	Asahi Broadcasting Corp.	19,848
4,000	Asahi Co. Ltd.	67,772
20,000	Asahi Diamond Industrial Co. Ltd.	193,430
4,650	Asahi Holdings, Inc.	76,562
13,000	Asahi Kogyosha Co. Ltd.	46,669
3,000	Asahi Net, Inc.	14,858
49,000	Asahi Organic Chemicals Industry Co. Ltd.	109,631
23,000	Asanuma Corp.(b)	37,659
12,400	Asatsu-DK, Inc.	339,603
3,100	Asax Co. Ltd.	44,263
24,000	Ashimori Industry Co. Ltd.(b)	31,974
18,000	ASKA Pharmaceutical Co. Ltd.	133,449
12,000	Asunaro Aoki Construction Co. Ltd.	69,928
77,000	Atsugi Co. Ltd.	90,837
60,900	Autobacs Seven Co. Ltd.	885,661
5,800	Avex Group Holdings, Inc.	146,637
114,000	Awa Bank Ltd. (The)	593,593
5,100	Axial Retailing, Inc.	82,882
9,300	Azbil Corp.	223,775
47,000	Bando Chemical Industries Ltd.	182,589
6,500	Bank of Iwate Ltd. (The)	294,493
26,000	Bank of Kochi Ltd. (The)	29,615
87,000	Bank of Nagoya Ltd. (The)	297,285
15,100	Bank of Okinawa Ltd. (The)	582,777

29

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
62,000	Bank of Saga Ltd. (The)	$133,042
25,200	Bank of the Ryukyus Ltd.	274,988
8,100	Belc Co. Ltd.	147,041
40,400	Belluna Co. Ltd.	213,648
3,100	Best Bridal, Inc.	21,785
26,500	Best Denki Co. Ltd.(b)	41,234
244	Bic Camera, Inc.	119,854
1,700	BML, Inc.	57,917
2,100	Bookoff Corp.	14,095
43,900	Brother Industries Ltd.	496,012
27,000	Bunka Shutter Co. Ltd.	151,022
500	C Uyemura & Co. Ltd.	21,179
4,600	CAC Corp.	40,887
74,000	Calsonic Kansei Corp.	354,459
2,000	Can Do Co. Ltd.	32,767
4,800	Canon Electronics, Inc.	89,576
26,100	Canon Marketing Japan, Inc.	348,513
7,600	Carlit Holdings Co., Ltd.(b)	38,027
41,500	Casio Computer Co. Ltd.	395,459
9,900	Cawachi Ltd.	185,757
90,000	Central Glass Co. Ltd.	312,112
2,000	Central Security Patrols Co. Ltd.	18,835
1,000	Central Sports Co. Ltd.	15,560
22,650	Century Tokyo Leasing Corp.	714,075
22,100	Chiba Kogyo Bank Ltd. (The)(b)	167,666
19,000	Chino Corp.	44,249
8,400	Chiyoda Co. Ltd.	184,009
4,200	Chiyoda Integre Co. Ltd.	72,527
500	Chofu Seisakusho Co. Ltd.	11,568
4,600	Chori Co. Ltd.	54,921
13,500	Chubu Shiryo Co. Ltd.	78,531
67,000	Chuetsu Pulp & Paper Co. Ltd.	108,339
153,000	Chugai Mining Co. Ltd.(b)	52,903
28,000	Chugai Ro Co. Ltd.	73,182
29,000	Chugoku Bank Ltd. (The)	416,140
8,000	Chugoku Marine Paints Ltd.	45,561
58,000	Chukyo Bank Ltd. (The)	104,404
6,700	Chuo Denki Kogyo Co. Ltd.(b)	22,622
7,000	Chuo Spring Co. Ltd.	21,855
76,900	Citizen Holdings Co. Ltd.	545,096
24,700	CKD Corp.	228,336
11,000	Cleanup Corp.	96,207
2,000	CMIC Holdings Co. Ltd.	27,337
15,600	CMK Corp.	44,739
33,023	Coca-Cola East Japan Co. Ltd.	584,359
22,800	Coca-Cola West Co. Ltd.	461,658
8,190	Cocokara Fine, Inc.	232,465
6,100	Computer Engineering & Consulting Ltd.	38,773
4,400	Computer Institute of Japan Ltd.	18,212
61,600	COMSYS Holdings Corp.	851,988
4,500	CONEXIO Corp.	38,625
4,000	Co-Op Chemical Co. Ltd.(b)	5,695
6,800	Corona Corp.	76,762

Shares		Value
JAPAN (continued)
5,100	Cosel Co. Ltd.	$63,692
196,000	Cosmo Oil Co. Ltd.(b)	344,839
3,500	Cosmos Pharmaceutical Corp.	425,709
2,700	Create Medic Co. Ltd.	26,003
900	Create SD Holdings Co. Ltd.	32,721
8,400	CTI Engineering Co. Ltd.	75,603
2,300	Cybernet Systems Co. Ltd.	8,070
22,000	Dai Nippon Toryo Co. Ltd.	37,140
6,100	Daibiru Corp.	77,297
160,000	Daicel Corp.	1,344,046
9,000	Dai-Dan Co. Ltd.	48,052
17,000	Daido Kogyo Co. Ltd.	48,754
13,000	Daido Metal Co. Ltd.	136,042
109,000	Daido Steel Co. Ltd.	622,984
7,300	Daidoh Ltd.	49,889
47,600	Daiei, Inc. (The)(b)	164,589
10,500	Daifuku Co. Ltd.	134,333
5,000	Daihatsu Diesel Manufacturing Co. Ltd.	25,628
21,000	Daihen Corp.	89,271
43,000	Daiho Corp.	160,927
22,000	Daiichi Jitsugyo Co. Ltd.	94,193
600	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	18,220
2,700	Daiichikosho Co. Ltd.	77,021
27,000	Daiken Corp.	73,314
19,000	Daiki Aluminium Industry Co. Ltd.	53,331
7,200	Daiko Clearing Services Corp.	49,792
3,300	Daikoku Denki Co. Ltd.	72,121
1,000	Daikokutenbussan Co. Ltd.	29,960
148,000	Daikyo, Inc.	457,561
5,300	Dainichi Co. Ltd.	44,414
39,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	161,822
34,000	Daisan Bank Ltd. (The)	55,670
11,210	Daiseki Co. Ltd.	219,457
86,000	Daishi Bank Ltd. (The)	299,115
22,000	Daishinku Corp.	83,006
26,000	Daiso Co. Ltd.	78,796
2,200	Daisyo Corp.	28,996
88,000	Daito Bank Ltd. (The)	92,179
66	Daiwa House Residential Investment Corp. REIT	273,182
13,000	Daiwa Industries Ltd.	81,704
47,000	Daiwabo Holdings Co. Ltd.	89,861
10,400	DC Co. Ltd.	75,729
56,860	DCM Holdings Co. Ltd.	396,106
227,000	Denki Kagaku Kogyo KK	946,507
25,000	Denki Kogyo Co. Ltd.	165,006
12,600	Denyo Co. Ltd.	154,665
19,000	Descente Ltd.	138,737
182,000	DIC Corp.	523,808
3,200	Disco Corp.	201,444
23,000	DKS Co. Ltd.	56,605

30

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
45,600	DMG Mori Seiki Co. Ltd.	$735,499
10,700	Doshisha Co. Ltd.	154,847
6,874	Doutor Nichires Holdings Co. Ltd.	124,645
71,000	Dowa Holdings Co. Ltd.	667,182
23	Dr Ci:Labo Co. Ltd.	75,903
6,800	DTS Corp.	116,249
6,600	Dunlop Sports Co. Ltd.	82,089
40,300	Duskin Co. Ltd.	817,640
4,400	Dydo Drinco, Inc.	185,925
18,000	Dynic Corp.	31,669
11,000	Eagle Industry Co. Ltd.	176,081
1,800	Earth Chemical Co. Ltd.	66,816
242,000	Ebara Corp.	1,294,539
300	Echo Trading Co. Ltd.	2,212
37,000	EDION Corp.	184,755
66,000	Ehime Bank Ltd. (The)	158,405
18,000	Eidai Co. Ltd.	97,752
89,000	Eighteenth Bank Ltd. (The)	204,556
6,400	Eiken Chemical Co. Ltd.	118,133
9,300	Eizo Corp.	228,126
2,100	Elematec Corp.	30,476
2,800	Emori & Co. Ltd.	46,330
1,900	Enplas Corp.	124,631
4	EPS Corp.	4,145
17,500	ESPEC Corp.	135,971
4,800	Excel Co. Ltd.	56,919
14,400	Exedy Corp.	426,303
12,000	Ezaki Glico Co. Ltd.	133,021
3,810	Faith, Inc.	39,987
3,000	Falco SD Holdings Co. Ltd.	38,991
10,100	Fancl Corp.	119,869
423,100	FCC Co. Ltd.(d)	9,621,190
800	Felissimo Corp.	8,063
19,300	Ferrotec Corp.	94,410
57,200	FIDEA Holdings Co. Ltd.	112,271
3,900	Fields Corp.	69,092
5,000	First Baking Co. Ltd.(b)	7,882
15,100	Foster Electric Co. Ltd.	294,230
4,300	FP Corp.	331,476
34,000	France Bed Holdings Co. Ltd.	70,192
900	F-Tech, Inc.	15,651
8,500	Fudo Tetra Corp.(b)	16,424
5,900	Fuji Co. Ltd.	106,084
10,600	Fuji Corp. Ltd.	72,550
220,000	Fuji Electric Co. Ltd.	982,203
7,500	Fuji Electronics Co. Ltd.	102,664
13,000	Fuji Kiko Co. Ltd.	44,554
26,600	Fuji Oil Co. Ltd.	483,415
9,000	Fuji Oil Co. Ltd.	32,218
2,900	Fuji Pharma Co. Ltd.	51,435
3,900	Fuji Seal International, Inc.	117,083
7,400	Fuji Soft, Inc.	146,901
36,000	Fujibo Holdings, Inc.	73,223
7,600	Fujicco Co. Ltd.	94,372
12,100	Fujikura Kasei Co. Ltd.	65,711
Shares		Value
JAPAN (continued)
169,000	Fujikura Ltd.	$768,260
3,000	Fujikura Rubber Ltd.	13,333
3,100	Fujimi, Inc.	41,552
6,300	Fujimori Kogyo Co. Ltd.	186,251
40,000	Fujitec Co. Ltd.	490,186
4,200	Fujitsu Frontech Ltd.	34,427
18,000	Fujitsu General Ltd.	217,655
7,700	FuKoKu Co. Ltd.	65,622
19,000	Fukuda Corp.	78,643
63,000	Fukui Bank Ltd. (The)	137,110
117,000	Fukushima Bank Ltd. (The)	103,519
5,200	Fukushima Industries Corp.	69,594
105,000	Fukuyama Transporting Co. Ltd.	669,531
7,800	Funai Consulting Ltd.	62,270
48,000	Furukawa Co. Ltd.	99,583
285,000	Furukawa Electric Co. Ltd.	657,938
8,100	Furuno Electric Co. Ltd.	52,803
4,000	Furusato Industries Ltd.	41,371
100	Fuso Chemical Co. Ltd.	2,493
13,000	Fuso Pharmaceutical Industries Ltd.	41,249
5,100	Futaba Corp.	70,434
14,900	Futaba Industrial Co. Ltd.(b)	55,309
300	Future Architect, Inc.	1,754
14,300	Fuyo General Lease Co. Ltd.	591,167
900	G-7 Holdings, Inc.	7,139
20,000	Gakken Holdings Co. Ltd.	61,629
6,400	Gecoss Corp.	49,336
6,500	Geo Holdings Corp.	60,551
12,000	GLOBERIDE, Inc.	20,380
15,800	Glory Ltd.	390,621
62,000	Godo Steel Ltd.	113,495
6,480	Goldcrest Co. Ltd.	172,594
22,000	Goldwin, Inc.	104,485
2,000	Gourmet Kineya Co. Ltd.	13,811
86,000	GS Yuasa Corp.	515,143
36,000	GSI Creos Corp.	53,453
4,000	G-Tekt Corp.	117,767
20,900	Gulliver International Co. Ltd.	124,129
24,000	Gun-Ei Chemical Industry Co. Ltd.	118,621
194,000	Gunma Bank Ltd. (The)	1,116,689
63,000	Gunze Ltd.	167,863
6,600	H.I.S. Co. Ltd.	355,070
65,000	H2O Retailing Corp.	550,646
65,000	Hachijuni Bank Ltd. (The)	399,268
5,800	Hakudo Co. Ltd.	47,306
106,300	Hakuhodo DY Holdings, Inc.	819,439
9,600	Hakuto Co. Ltd.	92,651
1,400	Hamakyorex Co. Ltd.	38,698
8,800	Hamamatsu Photonics KK	328,445
172,000	Hanwa Co. Ltd.	797,641
3,500	Happinet Corp.	26,304
7,400	Hard Off Corp. Co. Ltd.	55,916
6,400	Harima Chemicals Group, Inc.	31,567

31

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
3,000	Haruyama Trading Co. Ltd.	$20,563
50,300	Haseko Corp.(b)	370,357
64,260	Hazama Ando Corp.	235,918
15,600	Heiwa Corp.	260,820
15,900	Heiwa Real Estate Co. Ltd.	285,886
18,000	Heiwado Co. Ltd.	279,894
20,900	Hibiya Engineering Ltd.	253,572
4,200	Hiday Hidaka Corp.	89,570
10,000	Higashi Nihon House Co. Ltd.	53,290
81,000	Higashi-Nippon Bank Ltd. (The)	178,755
86,000	Higo Bank Ltd. (The)	487,155
9,000	Hikari Tsushin, Inc.	665,412
1,000	HI-LEX Corp.	21,519
1,300	Hioki EE Corp.	18,562
76,000	Hiroshima Bank Ltd. (The)	321,530
15,000	Hisaka Works Ltd.	134,547
24,700	Hitachi Capital Corp.	660,140
51,700	Hitachi Chemical Co. Ltd.	790,248
7,600	Hitachi High-Technologies Corp.	174,059
11,600	Hitachi Koki Co. Ltd.	84,585
5,000	Hitachi Kokusai Electric, Inc.	67,019
14,000	Hitachi Medical Corp.	195,769
12,030	Hitachi Metals Ltd.	161,493
15,600	Hitachi Transport System Ltd.	247,176
42,400	Hitachi Zosen Corp.	335,906
5,000	Hochiki Corp.	25,221
17,000	Hodogaya Chemical Co. Ltd.	34,923
20,200	Hogy Medical Co. Ltd.	1,173,009
26,100	Hokkaido Electric Power Co., Inc.(b)	334,976
10,000	Hokkaido Gas Co. Ltd.	27,052
28,000	Hokkan Holdings Ltd.	88,274
15,000	Hokko Chemical Industry Co. Ltd.	45,307
139,000	Hokkoku Bank Ltd. (The)	511,726
114,000	Hokuetsu Bank Ltd. (The)	235,350
49,865	Hokuetsu Kishu Paper Co. Ltd.	231,753
551,000	Hokuhoku Financial Group, Inc.	1,131,923
8,000	Hokuriku Electric Industry Co. Ltd.	11,146
21,100	Hokuriku Electric Power Co.	299,559
6,800	Hokuto Corp.	130,288
7,100	H-One Co. Ltd.	72,206
7,320	Honeys Co. Ltd.	80,175
151,500	Horiba Ltd.	5,515,814
9,900	Hoshizaki Electric Co. Ltd.	361,950
33,800	Hosiden Corp.	184,245
18,000	Hosokawa Micron Corp.	127,591
44,500	House Foods Group, Inc.	703,275
8,700	Howa Machinery Ltd.	79,276
1,000	Hurxley Corp.	7,709
200	Hutech Norin Co. Ltd.	2,121
68,000	Hyakugo Bank Ltd. (The)	275,928
Shares		Value
JAPAN (continued)
95,000	Hyakujushi Bank Ltd. (The)	$344,910
39,200	Ibiden Co. Ltd.	676,123
7,300	IBJ Leasing Co. Ltd.	204,382
2,400	Ichibanya Co. Ltd.	102,512
21,000	Ichikoh Industries Ltd.(b)	40,151
7,300	ICHINEN Holdings Co. Ltd.	52,042
2,300	Icom, Inc.	53,027
6,700	Idec Corp.	60,029
20,000	Ihara Chemical Industry Co. Ltd.	149,903
19,500	Iino Kaiun Kaisha Ltd.	127,713
13,680	IJT Technology Holdings Co. Ltd.(b)	73,318
22,000	Ikegami Tsushinki Co. Ltd.(b)	23,716
6,600	Imasen Electric Industrial	92,962
10,400	Inaba Denki Sangyo Co. Ltd.	312,751
3,200	Inaba Seisakusho Co. Ltd.	41,395
25,700	Inabata & Co. Ltd.	250,649
10,800	Inageya Co. Ltd.	111,482
25	Industrial & Infrastructure Fund Investment Corp. REIT	231,364
12,200	Ines Corp.	80,647
600	I-Net Corp.	4,393
6,200	Information Services International-Dentsu Ltd.	69,800
4,200	Innotech Corp.	19,306
1,400	Intage Holdings, Inc.	18,452
7,000	Internet Initiative Japan, Inc.	195,983
12,000	Inui Steamship Co. Ltd.(b)	46,863
800	Iriso Electronics Co. Ltd.	31,404
6,000	Ise Chemical Corp.	51,561
21,000	Iseki & Co. Ltd.	67,914
145,000	Ishihara Sangyo Kaisha Ltd.(b)	134,191
14,000	Ishizuka Glass Co. Ltd.	52,965
45,766	IT Holdings Corp.	656,726
14,000	Ito En Ltd.	313,800
29,000	Itochu Enex Co. Ltd.	157,785
2,000	Itochu-Shokuhin Co. Ltd.	66,104
71,000	Itoham Foods, Inc.	298,932
27,600	Itoki Corp.	139,502
8,400	Iwai Cosmo Holdings, Inc.	104,648
27,000	Iwasaki Electric Co. Ltd.(b)	57,114
63,000	Iwatani Corp.	288,956
42,000	Iwatsu Electric Co. Ltd.	42,286
138,000	Iyo Bank Ltd. (The)	1,434,313
20,100	Izumi Co. Ltd.	651,058
29,000	Izumiya Co. Ltd.	136,845
46,000	Izutsuya Co. Ltd.(b)	41,167
900	Jalux, Inc.	10,544
98,000	Janome Sewing Machine Co. Ltd.(b)	81,725
14,900	Japan Airport Terminal Co. Ltd.	359,582
23,000	Japan Aviation Electronics Industry Ltd.	230,398
13,700	Japan Digital Laboratory Co. Ltd.	163,152

32

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
2,900	Japan Electronic Materials Corp.	$10,676
20,300	Japan Foundation Engineering Co. Ltd.	87,121
6,400	Japan Medical Dynamic Marketing, Inc.	19,526
4,700	Japan Petroleum Exploration Co.	190,715
50,000	Japan Pulp & Paper Co. Ltd.	161,192
23,000	Japan Radio Co. Ltd.(b)	86,545
78,000	Japan Steel Works Ltd. (The)	433,906
26,000	Japan Transcity Corp.	86,200
8,000	Japan Vilene Co. Ltd.	45,968
38,000	Japan Wool Textile Co. Ltd. (The)	298,729
6,500	Jastec Co. Ltd.	56,915
10,000	JBCC Holdings, Inc.	92,546
3,500	Jimoto Holdings, Inc.	7,653
1,400	JK Holdings Co. Ltd.	8,657
20,000	JMS Co. Ltd.	65,087
50,000	J-Oil Mills, Inc.	157,632
20,000	Joshin Denki Co. Ltd.	162,717
8,000	JSP Corp.	126,838
145,000	Juroku Bank Ltd. (The)	566,256
4,000	Justsystems Corp.(b)	38,442
2,000	Kabuki-Za Co. Ltd.	99,563
7,600	Kadokawa Corp.	276,314
10,500	Kaga Electronics Co. Ltd.	105,395
8,100	Kagome Co. Ltd.	140,368
77,000	Kagoshima Bank Ltd. (The)	516,048
45,200	Kakaku.com, Inc.	870,627
28,000	Kaken Pharmaceutical Co. Ltd.	436,815
5,800	Kameda Seika Co. Ltd.	171,057
13,700	Kamei Corp.	101,709
114,000	Kamigumi Co. Ltd.	988,935
14,000	Kanaden Corp.	93,400
10,000	Kanagawa Chuo Kotsu Co. Ltd.	51,663
12,000	Kanamoto Co. Ltd.	323,035
54,000	Kandenko Co. Ltd.	340,486
101,000	Kaneka Corp.	637,862
189,000	Kanematsu Corp.	255,639
12,300	Kanematsu Electronics Ltd.	159,864
15,000	Kanto Denka Kogyo Co. Ltd.(b)	31,882
16,000	Kanto Natural Gas Development Ltd.	112,600
18,000	Kasai Kogyo Co. Ltd.	108,919
16,800	Kasumi Co. Ltd.	103,537
5,000	Katakura Industries Co. Ltd.	59,087
11,900	Kato Sangyo Co. Ltd.	243,615
50,000	Kato Works Co. Ltd.	341,706
2,400	KAWADA Technologies, Inc.	71,221
32,000	Kawai Musical Instruments Manufacturing Co. Ltd.	60,205
8,000	Kawasaki Kinkai Kisen Kaisha Ltd.	23,757
564,000	Kawasaki Kisen Kaisha Ltd.	1,284,816
Shares		Value
JAPAN (continued)
7,000	Kawasumi Laboratories, Inc.	$45,418
55,000	Keihan Electric Railway Co. Ltd.	225,974
15,900	Keihanshin Building Co. Ltd.	87,803
11,000	Keihin Co. Ltd. (The)	20,807
20,200	Keihin Corp.	328,484
159,000	Keiyo Bank Ltd. (The)	806,885
21,200	Keiyo Co. Ltd.	99,607
800	Kenko Mayonnaise Co. Ltd.	7,257
2,000	Kentucky Fried Chicken Japan Ltd.	42,734
36,200	Kewpie Corp.	543,755
6,525	KEY Coffee, Inc.	103,320
11,200	Kimoto Co. Ltd.	126,545
49,000	Kinden Corp.	536,194
600	King Jim Co. Ltd.	4,210
7,000	Kinki Sharyo Co. Ltd.	21,357
7,200	Kintetsu World Express, Inc.	273,853
6,000	Kinugawa Rubber Industrial Co. Ltd.	33,011
4,400	Kisoji Co. Ltd.	81,172
13,900	Kissei Pharmaceutical Co. Ltd.	320,747
66,000	Kitagawa Iron Works Co. Ltd.	138,269
4,600	Kita-Nippon Bank Ltd. (The)	113,023
21,000	Kitano Construction Corp.	49,547
3,600	Kito Corp.	56,455
31,000	Kitz Corp.	133,042
28,100	Kiyo Bank Ltd. (The)(b)(d)	373,505
4,200	KLab, Inc.(b)	33,573
29,600	Koa Corp.	277,547
22,000	Koatsu Gas Kogyo Co. Ltd.	122,160
8,200	Kobayashi Pharmaceutical Co. Ltd.	457,826
4,000	Kobe Steel Ltd.(b)	7,038
14,800	Kohnan Shoji Co. Ltd.	155,330
1,300	Kohsoku Corp.	12,401
13,000	Koike Sanso Kogyo Co. Ltd.	30,276
33,000	Koito Manufacturing Co. Ltd.	599,054
8,800	Kojima Co. Ltd.(b)	24,432
48,100	Kokuyo Co. Ltd.	367,366
23,000	KOMAIHALTEC, Inc.	76,020
5,000	Komatsu Seiren Co. Ltd.	26,594
4,300	Komatsu Wall Industry Co. Ltd.	90,347
14,800	Komeri Co. Ltd.	360,480
12,300	Komori Corp.	192,512
9,800	Konaka Co. Ltd.	87,107
7,700	Konami Corp.	185,354
4,000	Kondotec, Inc.	30,428
9,700	Konishi Co.Ltd.	195,125
6,500	Kose Corp.	189,652
12,000	Krosaki Harima Corp.	29,655
4,200	KRS Corp.	46,002
22,628	K’s Holdings Corp.	661,834
1,000	KU Holdings Co. Ltd.	13,272
7,000	Kumiai Chemical Industry Co. Ltd.	51,897

33

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
2,100	Kura Corp.	$34,000
125,000	Kurabo Industries Ltd.	217,380
19,000	Kureha Corp.	73,040
56,000	Kurimoto Ltd.	158,894
12,500	Kurita Water Industries Ltd.	272,043
23,400	Kuroda Electric Co. Ltd.	326,739
500	Kusuri No Aoki Co. Ltd.	31,221
72,000	KYB Co. Ltd.	414,441
43,000	Kyodo Printing Co. Ltd.	119,384
41,000	Kyodo Shiryo Co. Ltd.	46,700
2,000	Kyoei Sangyo Co. Ltd.	3,926
7,400	Kyoei Steel Ltd.	152,395
5,000	Kyokuto Boeki Kaisha Ltd.(b)	10,780
17,700	Kyokuto Kaihatsu Kogyo Co. Ltd.	220,687
26,000	Kyokuyo Co. Ltd.	70,599
24,800	KYORIN Holdings, Inc.	526,871
4,500	Kyoritsu Maintenance Co. Ltd.	172,531
22,000	Kyosan Electric Manufacturing Co. Ltd.	72,938
2,400	Kyoto Kimono Yuzen Co. Ltd.	25,213
47,500	Kyowa Exeo Corp.	562,290
1,600	Kyowa Leather Cloth Co. Ltd.	7,290
4,000	Kyudenko Corp.	24,041
2,800	Lasertec Corp.	28,789
2,700	LEC, Inc.	34,378
8,600	Life Corp.	142,911
19,500	Lintec Corp.	402,970
54,000	Lion Corp.	323,462
25,000	Look, Inc.	75,511
4,300	Mabuchi Motor Co. Ltd.	227,835
5,300	Macnica, Inc.	143,320
12,000	Macromill, Inc.	75,297
68,000	Maeda Corp.	486,850
47,000	Maeda Road Construction Co. Ltd.	832,167
5,000	Maezawa Kasei Industries Co. Ltd.	53,137
5,000	Maezawa Kyuso Industries Co. Ltd.	65,189
78,000	Makino Milling Machine Co. Ltd.	508,471
6,000	Mandom Corp.	205,329
4,900	Mars Engineering Corp.	93,535
11,900	Marubun Corp.	54,702
95,000	Marudai Food Co. Ltd.	298,536
18,000	Maruetsu, Inc. (The)	59,677
4,000	Marufuji Sheet Piling Co. Ltd.	10,699
95,910	Maruha Nichiro Holdings, Inc.	183,373
200	Marui Group Co. Ltd.	1,906
20,200	Maruichi Steel Tube Ltd.	492,212
1,600	Maruka Machinery Co. Ltd.	23,871
22,900	Marusan Securities Co. Ltd.	186,544
2,900	Maruwa Co. Ltd.	104,993
20,000	Maruyama Manufacturing Co., Inc.	54,917
Shares		Value
JAPAN (continued)
900	Maruzen CHI Holdings Co. Ltd.(b)	$2,609
36,000	Maruzen Showa Unyu Co. Ltd.	131,801
6,400	Marvelous AQL, Inc.	39,443
6,500	Matsuda Sangyo Co. Ltd.	90,827
13,300	Matsui Securities Co. Ltd.	141,345
22,000	Matsumotokiyoshi Holdings Co. Ltd.	740,567
2,700	Matsuya Foods Co. Ltd.	42,945
12,000	Max Co. Ltd.	134,730
3,700	Maxvalu Tokai Co. Ltd.	52,604
2,400	MEC Co. Ltd.	10,154
79,100	Medipal Holdings Corp.	1,065,071
3,500	Megachips Corp.	57,236
8,000	Megmilk Snow Brand Co. Ltd.	113,495
65,000	Meidensha Corp.	241,940
3,000	Meiko Electronics Co. Ltd.(b)	22,760
6,700	Meiko Network Japan Co. Ltd.	77,132
9,000	Meisei Industrial Co. Ltd.	38,534
10,700	Meitec Corp.	284,339
200	Meito Transportation Co. Ltd.	1,318
20,900	Meiwa Corp.	68,866
10,100	Meiwa Estate Co. Ltd.(b)	43,038
3,000	Melco Holdings, Inc.	41,005
1,400	Message Co. Ltd.	39,439
70,000	Michinoku Bank Ltd. (The)	145,225
23,000	Mie Bank Ltd. (The)	46,781
2,448	Milbon Co. Ltd.	101,699
9,700	Mimasu Semiconductor Industry Co. Ltd.	84,738
79,000	Minato Bank Ltd. (The)	137,384
59,000	Minebea Co. Ltd.	325,211
12,600	Ministop Co. Ltd.	196,439
182,700	Miraca Holdings, Inc.	8,203,198
1,100	Miraial Co. Ltd.	17,832
29,540	Mirait Holdings Corp.	261,663
8,500	Misawa Homes Co. Ltd.	151,968
23,300	MISUMI Group, Inc.	679,830
5,600	Mitani Corp.	120,964
8,000	Mito Securities Co. Ltd.	38,157
16,000	Mitsuba Corp.	237,405
21,000	Mitsubishi Gas Chemical Co., Inc.	170,853
32,000	Mitsubishi Kakoki Kaisha Ltd.(b)	63,785
22,000	Mitsubishi Logistics Corp.	304,058
18,000	Mitsubishi Nichiyu Forklift Co. Ltd.	89,149
148,000	Mitsubishi Paper Mills Ltd.(b)	133,957
10,600	Mitsubishi Pencil Co. Ltd.	276,076
3,400	Mitsubishi Shokuhin Co. Ltd.	94,881
80,000	Mitsubishi Steel Manufacturing Co. Ltd.	226,991
20,000	Mitsuboshi Belting Co. Ltd.	102,919
429,000	Mitsui Chemicals, Inc.	1,134,344

34

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
350,000	Mitsui Engineering & Shipbuilding Co. Ltd.	$683,413
19,000	Mitsui High-Tec, Inc.	134,099
14,000	Mitsui Home Co. Ltd.	70,477
51,100	Mitsui Knowledge Industry Co. Ltd.	80,031
102,000	Mitsui Matsushima Co. Ltd.	157,673
285,000	Mitsui Mining & Smelting Co. Ltd.	724,601
66,000	Mitsui Sugar Co. Ltd.	236,266
20,000	Mitsui-Soko Co. Ltd.	99,868
61,100	Mitsumi Electric Co. Ltd.(b)	409,487
10,500	Mitsuuroko Holdings Co. Ltd.	50,508
10,400	Miura Co. Ltd.	272,137
38,000	Miyaji Engineering Group, Inc.(b)	83,860
60,000	Miyazaki Bank Ltd. (The)	173,904
26,000	Miyoshi Oil & Fat Co. Ltd.	41,778
62,000	Mizuno Corp.	348,683
3,800	Mochida Pharmaceutical Co. Ltd.	240,761
2,200	Modec, Inc.	66,472
21,400	Monex Group, Inc.	77,478
5,100	Monotaro Co. Ltd.	119,344
82,000	Morinaga & Co. Ltd.	174,291
101,000	Morinaga Milk Industry Co. Ltd.	314,309
16,000	Morita Holdings Corp.	140,588
22,000	Mory Industries, Inc.	92,403
9,300	MOS Food Services, Inc.	180,079
14,500	Moshi Moshi Hotline, Inc.	181,674
11,900	Mr Max Corp.	40,542
2,000	Murakami Corp.	28,476
274,500	Musashi Seimitsu Industry Co. Ltd.	6,454,226
21,800	Musashino Bank Ltd. (The)	762,656
15,000	Mutoh Holdings Co. Ltd.	64,680
13,500	Nabtesco Corp.	328,267
2,500	NAC Co. Ltd.	44,849
57,000	Nachi-Fujikoshi Corp.	278,247
5,500	Nagaileben Co. Ltd.	90,669
24,000	Nagano Bank Ltd. (The)	43,201
1,000	Nagano Keiki Co. Ltd.	6,956
91,400	Nagase & Co. Ltd.	1,133,089
7,000	Nagatanien Co. Ltd.	63,500
88,000	Nagoya Railroad Co. Ltd.	255,059
22,000	Nakabayashi Co. Ltd.	47,880
13,000	Nakamuraya Co. Ltd.	53,544
27,000	Nakayama Steel Works Ltd.(b)	30,754
11,200	Namura Shipbuilding Co. Ltd.	161,285
53,000	Nankai Electric Railway Co. Ltd.	197,813
4,000	Nanto Bank Ltd. (The)	15,824
3,600	Natori Co. Ltd.	35,367
16,000	NDS Co. Ltd.	46,049
9,600	NEC Capital Solutions Ltd.	236,461
7,400	NEC Fielding Ltd.	83,610

Shares		Value
JAPAN (continued)
14,100	NEC Networks & System Integration Corp.	$354,041
17,800	NET One Systems Co. Ltd.	124,001
27,200	Neturen Co. Ltd.	238,999
5,200	New Japan Chemical Co. Ltd.(b)	16,076
20,000	NGK Spark Plug Co. Ltd.	454,592
63,700	NHK Spring Co. Ltd.	662,718
41,000	Nice Holdings, Inc.	106,326
11,000	Nichia Steel Works Ltd.	40,161
38,000	Nichias Corp.	256,605
17,000	Nichiban Co. Ltd.	66,389
32,700	Nichicon Corp.	340,202
2,600	Nichiden Corp.	61,239
12,000	Nichiha Corp.	171,708
19,100	Nichii Gakkan Co.	191,136
22,000	Nichimo Co. Ltd.	44,747
125,000	Nichirei Corp.	643,242
18,000	Nichireki Co. Ltd.	185,803
4,600	Nidec Copal Electronics Corp.	28,349
1,487	Nidec Corp.	144,118
466,300	Nifco, Inc.(d)	12,377,128
3,900	NIFTY Corp.	50,768
218	Nihon Chouzai Co. Ltd.	6,150
9,700	Nihon Dempa Kogyo Co. Ltd.	90,065
12,300	Nihon Kohden Corp.	504,734
3,000	Nihon M&A Center, Inc.	231,567
21,000	Nihon Nohyaku Co. Ltd.	250,727
24,000	Nihon Parkerizing Co. Ltd.	467,650
2,800	Nihon Plast Co. Ltd.	16,146
1,000	Nihon Shokuhin Kako Co. Ltd.	3,814
1,100	Nihon Tokushu Toryo Co. Ltd.	4,575
13,600	Nihon Unisys Ltd.	120,883
37,000	Nihon Yamamura Glass Co. Ltd.	68,107
29,000	Nikkiso Co. Ltd.	358,334
9,000	Nikko Co. Ltd.	52,171
55,000	Nippo Corp.	1,027,509
12,000	Nippon Beet Sugar Manufacturing Co. Ltd.	22,577
21,000	Nippon Carbon Co. Ltd.	40,791
6,200	Nippon Ceramic Co. Ltd.	90,292
62,000	Nippon Chemical Industrial Co. Ltd.(b)	104,037
70,000	Nippon Chemi-Con Corp.(b)	314,655
3,000	Nippon Chemiphar Co. Ltd.	14,034
115,000	Nippon Coke & Engineering Co. Ltd.	145,022
18,000	Nippon Concrete Industries Co. Ltd.	100,498
26,000	Nippon Conveyor Co. Ltd.(b)	40,191
13,000	Nippon Denko Co. Ltd.	37,679
26,000	Nippon Densetsu Kogyo Co. Ltd.	324,438
197,000	Nippon Electric Glass Co. Ltd.	1,009,743
400	Nippon Felt Co. Ltd.	1,790

35

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
600	Nippon Filcon Co. Ltd.	$2,679
9,700	Nippon Fine Chemical Co. Ltd.	63,332
52,000	Nippon Flour Mills Co. Ltd.	250,137
26,000	Nippon Formula Feed Manufacturing Co. Ltd.	32,523
9,200	Nippon Gas Co. Ltd.	102,638
11,000	Nippon Hume Corp.	99,227
3,100	Nippon Jogesuido Sekkei Co. Ltd.	39,093
3,400	Nippon Kanzai Co. Ltd.	61,790
60,000	Nippon Kayaku Co. Ltd.	836,571
16,000	Nippon Kinzoku Co. Ltd.(b)	22,130
56,000	Nippon Koei Co. Ltd.	262,544
27,000	Nippon Konpo Unyu Soko Co. Ltd.	468,992
61,000	Nippon Koshuha Steel Co. Ltd.(b)	66,999
300,300	Nippon Light Metal Holdings Co. Ltd.	427,560
3,000	Nippon Meat Packers, Inc.	43,751
66,000	Nippon Paint Co. Ltd.	1,104,810
34,200	Nippon Paper Industries Co. Ltd.	543,625
6	Nippon Parking Development Co. Ltd.	464
16,000	Nippon Pillar Packing Co. Ltd.	109,509
61,000	Nippon Piston Ring Co. Ltd.	112,285
4,000	Nippon Rietec Co. Ltd.	29,126
54,000	Nippon Road Co. Ltd. (The)	334,994
19,000	Nippon Seiki Co. Ltd.	309,163
4,000	Nippon Seiro Co. Ltd.	10,373
10,000	Nippon Seisen Co. Ltd.	45,561
18,000	Nippon Sharyo Ltd.	94,457
455,000	Nippon Sheet Glass Co. Ltd.(b)	587,664
25,000	Nippon Shinyaku Co. Ltd.	429,676
64,000	Nippon Shokubai Co. Ltd.	782,996
23,500	Nippon Signal Co. Ltd. (The)	178,287
74,000	Nippon Soda Co. Ltd.	450,788
115,480	Nippon Steel & Sumikin Bussan Corp.	349,975
46,000	Nippon Steel & Sumikin Texeng Co. Ltd.	187,125
52,125	Nippon Steel & Sumitomo Metal Corp.	171,223
116,900	Nippon Suisan Kaisha Ltd.(b)	237,771
23,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	221,275
39,000	Nippon Thompson Co. Ltd.	211,797
21,000	Nippon Valqua Industries Ltd.	58,731
5,500	Nippon Yakin Kogyo Co. Ltd.(b)	18,123
55,300	Nipro Corp.	503,903
1,000	Nishikawa Rubber Co. Ltd.	17,960
168,000	Nishimatsu Construction Co. Ltd.	589,444
10,800	Nishimatsuya Chain Co. Ltd.	79,959

Shares		Value
JAPAN (continued)
359,000	Nishi-Nippon City Bank Ltd. (The)	$967,507
73,000	Nishi-Nippon Railroad Co. Ltd.	279,142
3,100	Nishio Rent All Co. Ltd.	83,545
18,300	Nissan Chemical Industries Ltd.	286,048
39,000	Nissan Shatai Co. Ltd.	671,484
14,000	Nissan Tokyo Sales Holdings Co. Ltd.	41,432
2,300	Nissei Corp.	21,052
3,900	Nissei Plastic Industrial Co. Ltd.	25,344
19,700	Nissen Holdings Co. Ltd.	63,510
11,800	Nisshin Fudosan Co. Ltd.	93,963
38,000	Nisshin Oillio Group Ltd. (The)	127,530
39,300	Nisshin Seifun Group, Inc.	424,854
17,424	Nisshin Steel Holdings Co. Ltd.	231,245
66,000	Nisshinbo Holdings, Inc.	579,925
34,000	Nissin Corp.	99,583
22,000	Nissin Electric Co. Ltd.	139,388
18,300	Nissin Kogyo Co. Ltd.	340,764
2,600	Nissin Sugar Co. Ltd.	54,523
6,500	Nissui Pharmaceutical Co. Ltd.	71,657
12,300	Nitta Corp.	258,684
8,600	Nittan Valve Co. Ltd.	27,725
37,000	Nittetsu Mining Co. Ltd.	211,472
106,000	Nitto Boseki Co. Ltd.	490,491
600	Nitto FC Co. Ltd.	3,643
17,600	Nitto Kogyo Corp.	277,612
4,800	Nitto Kohki Co. Ltd.	90,650
15,000	Nitto Seiko Co. Ltd.	55,375
3,100	Nittoku Engineering Co. Ltd.	27,460
7,400	Noevir Holdings Co. Ltd.	120,035
109,000	NOF Corp.	754,897
12,000	Nohmi Bosai Ltd.	120,940
47,200	NOK Corp.	725,785
17,000	Nomura Co. Ltd.	153,870
47,000	Noritake Co. Ltd.	127,621
8,700	Noritsu Koki Co. Ltd.	57,510
13,800	Noritz Corp.	319,563
89,400	North Pacific Bank Ltd.	389,130
7,700	NS Solutions Corp.	175,174
57,000	NS United Kaiun Kaisha Ltd.(b)	171,585
3,100	NSD Co. Ltd.	37,863
197,000	NTN Corp.(b)	939,622
500	Nuflare Technology, Inc.	66,612
4,500	Obara Group, Inc.	113,587
21,000	Obayashi Road Corp.	122,587
4,000	OBIC Business Consultants Ltd.	137,700
9,600	Obic Co. Ltd.	300,702
32,000	Oenon Holdings, Inc.	82,986
141,000	Ogaki Kyoritsu Bank Ltd. (The)	395,769
4,300	Ohara, Inc.(b)	26,719
2,400	Ohashi Technica, Inc.	20,820
1,800	Ohsho Food Service Corp.	58,944
14,038	Oiles Corp.	312,796
65,000	Oita Bank Ltd. (The)	237,974
20,200	Okabe Co. Ltd.	269,525

36

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
18,000	Okamoto Industries, Inc.	$57,297
9,000	Okamoto Machine Tool Works Ltd.(b)	11,441
35,000	Okamura Corp.	252,720
21,000	Okasan Securities Group, Inc.	180,250
1,400	Okinawa Cellular Telephone Co.	34,413
54,000	OKK Corp.	78,531
62,000	OKUMA Corp.	520,187
77,000	Okumura Corp.	364,131
30,000	Okura Industrial Co. Ltd.	106,173
14,000	Okuwa Co. Ltd.	126,431
8,200	Onoken Co. Ltd.	98,237
111,000	Onward Holdings Co. Ltd.	916,628
1,800	Optex Co. Ltd.	29,564
10,000	Organo Corp.	48,408
17,000	Origin Electric Co. Ltd.	57,053
2,700	Osaka Organic Chemical Industry Ltd.	12,329
9,500	Osaka Steel Co. Ltd.	181,247
5,600	OSAKA Titanium Technologies Co. Ltd.	122,160
11,000	Osaki Electric Co. Ltd.	72,267
25,100	OSG Corp.	404,592
5,300	Otsuka Corp.	686,149
3,800	Otsuka Kagu Ltd.	42,819
6,100	Oyo Corp.	100,250
37,000	Pacific Industrial Co. Ltd.	264,151
22,000	Pacific Metals Co. Ltd.	80,321
4,950	Pack Corp. (The)	94,792
4,000	Pal Co. Ltd.	111,543
13,650	Paltac Corp.	183,240
57,000	PanaHome Corp.	384,908
10,500	Panasonic Industrial Devices SUNX Co. Ltd.	48,159
1,000	Panasonic Information Systems Co. Ltd.	26,462
3,100	Paramount Bed Holdings Co. Ltd.	106,717
4,300	Parco Co. Ltd.	44,124
6,700	Paris Miki Holdings, Inc.	31,275
17,500	Park24 Co. Ltd.	340,995
10,000	Pasco Corp.	41,493
14	Pasona Group, Inc.	10,935
46,000	Penta-Ocean Construction Co. Ltd.	138,472
11,400	Pigeon Corp.	585,477
6,600	Pilot Corp.	250,025
5,200	Piolax, Inc.	178,745
45,600	Pioneer Corp.(b)	83,474
10,200	Plenus Co. Ltd.	230,908
2,100	Pola Orbis Holdings, Inc.	71,011
44,000	Press Kogyo Co. Ltd.	192,413
1,500	Pressance Corp.	47,824
3,000	Prestige International, Inc.	28,130
47,000	Prima Meat Packers Ltd.	99,420

Shares		Value
JAPAN (continued)
6,800	Pronexus, Inc.	$44,052
900	Proto Corp.	13,162
42,100	Raito Kogyo Co. Ltd.	347,658
1,900	Relo Holdings, Inc.	87,725
124,840	Rengo Co. Ltd.	665,272
35,400	Renown, Inc.(b)	47,882
13,100	Resorttrust, Inc.	496,929
3,000	Rheon Automatic Machinery Co. Ltd.	8,726
49,000	Rhythm Watch Co. Ltd.	72,257
9,100	Ricoh Leasing Co. Ltd.	259,405
8,100	Right On Co. Ltd.	69,443
31,000	Riken Corp.	135,249
11,400	Riken Keiki Co. Ltd.	87,184
19,000	Riken Technos Corp.	84,827
2,600	Riken Vitamin Co. Ltd.	64,782
16,800	Riso Kagaku Corp.	373,485
6,980	Riso Kyoiku Co. Ltd.	47,063
4,500	Rock Field Co. Ltd.	86,174
32,000	Rohto Pharmaceutical Co. Ltd.	464,395
39,700	Round One Corp.	209,946
8,600	Royal Holdings Co. Ltd.	137,750
76,000	Ryobi Ltd.	334,669
16,000	Ryoden Trading Co. Ltd.	109,021
7,600	Ryohin Keikaku Co. Ltd.	756,676
19,600	Ryosan Co. Ltd.	378,725
8,400	Ryoyo Electro Corp.	76,799
3,500	S Foods, Inc.	35,167
2,000	Sagami Chain Co. Ltd.	17,919
69,000	Saibu Gas Co. Ltd.	171,219
5,700	Saizeriya Co. Ltd.	70,315
37,000	Sakai Chemical Industry Co. Ltd.	122,292
18,000	Sakai Heavy Industries Ltd.	73,955
1,000	Sakai Moving Service Co. Ltd.	31,323
39,000	Sakai Ovex Co. Ltd.	59,097
18,000	Sakata INX Corp.	170,609
17,300	Sakata Seed Corp.	235,581
4,500	Sala Corp.	24,301
7,000	San-A Co. Ltd.	199,258
50,000	San-Ai Oil Co. Ltd.	215,601
26,000	Sanden Corp.	104,973
2,000	Sanei Architecture Planning Co. Ltd.	16,740
22,575	Sangetsu Co. Ltd.	597,607
82,000	San-In Godo Bank Ltd. (The)	592,922
44,000	Sanken Electric Co. Ltd.	242,083
31,000	Sanki Engineering Co. Ltd.	192,942
50	Sanko Marketing Foods Co. Ltd.	48,866
14,000	Sanko Metal Industrial Co. Ltd.	39,154
23,200	Sankyo Seiko Co. Ltd.	78,804
11,400	Sankyo Tateyama, Inc.	240,452
34,000	Sankyu, Inc.	121,367
20,600	Sanoh Industrial Co. Ltd.	147,697
8,200	Sanshin Electronics Co. Ltd.	53,455

37

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
68,000	Sanwa Holdings Corp.	$434,293
28,000	Sanyo Chemical Industries Ltd.	192,210
13,000	Sanyo Denki Co. Ltd.	84,613
2,000	Sanyo Electric Railway Co. Ltd.	8,522
5,400	Sanyo Housing Nagoya Co. Ltd.	62,606
19,000	Sanyo Industries Ltd.	35,940
59,000	Sanyo Shokai Ltd.	162,606
78,000	Sanyo Special Steel Co. Ltd.	418,835
78,000	Sapporo Holdings Ltd.	345,856
19,000	Sasebo Heavy Industries Co. Ltd.(b)	19,709
26,000	Sata Construction Co. Ltd.	41,778
4,900	SATO Holdings Corp.	99,066
6,300	Sato Shoji Corp.	38,570
6,500	Satori Electric Co. Ltd.	39,200
5,200	Sawada Holdings Co. Ltd.	48,652
9,000	Sawai Pharmaceutical Co. Ltd.	655,344
37,000	SAXA Holdings, Inc.	59,453
94,280	SBI Holdings, Inc.	1,133,316
700	SBS Holdings, Inc.	10,322
13,600	Scroll Corp.	38,588
21,797	SCSK Corp.	550,411
1,600	Secom Joshinetsu Co. Ltd.	39,540
4,000	Seibu Electric Industry Co. Ltd.	17,736
37,000	Seika Corp.	89,932
3,500	Seikagaku Corp.	45,276
55,200	Seiko Epson Corp.	895,954
26,000	Seiko Holdings Corp.	116,607
2,400	Seiko PMC Corp.	11,789
97,000	Seino Holdings Co. Ltd.	953,920
18,700	Seiren Co. Ltd.	118,860
32,000	Sekisui Jushi Corp.	464,395
12,000	Sekisui Plastics Co. Ltd.	33,805
37,000	Senko Co. Ltd.	199,054
2,000	Senshu Electric Co. Ltd.	24,408
12,320	Senshu Ikeda Holdings, Inc.	60,516
9,000	Senshukai Co. Ltd.	77,708
377,000	Sharp Corp.(b)	1,108,034
1,000	Shibaura Mechatronics Corp.(b)	2,481
25,000	Shibusawa Warehouse Co. Ltd. (The)	106,021
9,400	Shibuya Kogyo Co. Ltd.	177,905
91,000	Shiga Bank Ltd. (The)	496,044
93,000	Shikibo Ltd.	123,899
25,000	Shikoku Bank Ltd. (The)	57,714
25,000	Shikoku Chemicals Corp.	181,786
19,400	Shikoku Electric Power Co., Inc.(b)	344,871
4,600	Shima Seiki Manufacturing Ltd.	94,030
32,149	Shimachu Co. Ltd.	778,795
74,000	Shimadzu Corp.	721,713
800	Shimane Bank Ltd. (The)	10,528
3,600	Shimizu Bank Ltd. (The)	100,791
141,000	Shimizu Corp.	719,841
2,500	Shimojima Co. Ltd.	24,306

Shares		Value
JAPAN (continued)
7,400	Shin Nippon Air Technologies Co. Ltd.	$46,283
32,000	Shinagawa Refractories Co. Ltd.	69,643
32,000	Shindengen Electric Manufacturing Co. Ltd.	205,024
9,300	Shin-Etsu Polymer Co. Ltd.	32,630
9,000	Shin-Keisei Electric Railway Co. Ltd.	34,598
28,300	Shinko Electric Industries Co. Ltd.	250,392
9,700	Shinko Plantech Co. Ltd.	78,129
13,300	Shinko Shoji Co. Ltd.	113,617
7,000	Shinko Wire Co. Ltd.	14,024
41,000	Shinmaywa Industries Ltd.	320,645
31,500	Shinnihon Corp.	109,239
30,000	Shinsho Corp.	61,934
900	Shinwa Co. Ltd.	10,434
10,500	Ship Healthcare Holdings, Inc.	429,269
20,000	Shiroki Corp.	44,747
3,000	Shizuki Electric Co., Inc.	11,624
32,500	Shizuoka Gas Co. Ltd.	214,838
6,500	Shobunsha Publications, Inc.	40,720
500	Shoei Foods Corp.	3,961
900	Shofu, Inc.	8,128
34,000	Shoko Co. Ltd.	54,632
2,000	Showa Aircraft Industry Co. Ltd.	22,984
25,600	Showa Corp.	353,292
823,600	Showa Denko KK	1,113,992
32,000	Showa Sangyo Co. Ltd.	98,607
57,400	Showa Shell Sekiyu KK	615,271
7,000	Siix Corp.	85,284
18,000	Sinanen Co. Ltd.	70,111
4,900	Sinko Industries Ltd.	40,264
41,100	Sintokogio Ltd.	308,051
122,200	SKY Perfect JSAT Holdings, Inc.	704,642
27,000	SMK Corp.	129,604
13,500	SNT Corp.	51,485
29,300	Sodick Co. Ltd.	136,473
6,100	Soft99 Corp.	43,053
2,200	Sogo Medical Co. Ltd.	83,454
49,188	Sohgo Security Services Co. Ltd.	990,463
820,800	Sojitz Corp.	1,586,006
50,000	Sotetsu Holdings, Inc.	185,600
1,900	Space Co. Ltd.	17,642
700	SPK Corp.	12,551
7,800	Square Enix Holdings Co. Ltd.	125,333
2,700	SRA Holdings, Inc.	30,204
300	ST Corp.	3,053
1,800	St. Marc Holdings Co. Ltd.	92,444
10,000	Stanley Electric Co. Ltd.	231,669
19,100	Star Micronics Co. Ltd.	205,122
10,200	Start Today Co. Ltd.	283,708
4,000	Starts Corp., Inc.	39,906
26,000	Starzen Co. Ltd.	71,921

38

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
3,000	Stella Chemifa Corp.	$55,222
2,500	Studio Alice Co. Ltd.	32,289
8,000	Sugi Holdings Co. Ltd.	333,977
3,800	Sugimoto & Co. Ltd.	34,858
8,100	Sumco Corp.	73,314
4,800	Sumida Corp.	22,846
36,000	Suminoe Textile Co. Ltd.	106,173
87,000	Sumitomo Bakelite Co. Ltd.	312,326
8,900	Sumitomo Densetsu Co. Ltd.	131,242
65,400	Sumitomo Forestry Co. Ltd.	757,557
135,000	Sumitomo Heavy Industries Ltd.	594,478
11,200	Sumitomo Mitsui Construction Co. Ltd.(b)	14,579
246,000	Sumitomo Osaka Cement Co. Ltd.	988,203
13,000	Sumitomo Precision Products Co. Ltd.	56,056
6,280	Sumitomo Real Estate Sales Co. Ltd.	204,692
38,000	Sumitomo Seika Chemicals Co. Ltd.	242,693
61,000	Sumitomo Warehouse Co. Ltd. (The)	356,087
2,000	Suncall Corp.	11,492
12,700	Sundrug Co. Ltd.	630,932
3,600	Sun-Wa Technos Corp.	33,426
23,000	Suzuken Co. Ltd.	828,028
115,000	SWCC Showa Holdings Co. Ltd.(b)	130,987
5,400	Systena Corp.	39,376
3,400	T&K Toka Co. Ltd.	72,059
1,900	T. Hasegawa Co. Ltd.	26,820
42,000	T. RAD Co. Ltd.	132,411
6,000	Tachibana Eletech Co. Ltd.	68,585
11,900	Tachi-S Co. Ltd.	189,277
69	Tact Home Co. Ltd.(b)(c)	167,009
68,000	Tadano Ltd.	930,825
10,000	Taihei Dengyo Kaisha Ltd.	70,274
37,000	Taiheiyo Kouhatsu, Inc.	41,015
9,600	Taiho Kogyo Co. Ltd.	120,281
16,700	Taikisha Ltd.	387,397
10,000	Taiko Bank Ltd. (The)	22,170
900	Taisei Lamick Co., Ltd.	22,864
5,500	Taiyo Holdings Co. Ltd.	165,453
59,000	Taiyo Nippon Sanso Corp.	402,614
19,000	Taiyo Yuden Co. Ltd.	241,920
1,600	Takachiho Koheki Co. Ltd.	15,572
16,000	Takagi Securities Co. Ltd.	61,182
7,100	Takamatsu Construction Group Co. Ltd.	132,570
4,000	Takano Co. Ltd.	19,648
65,000	Takara Holdings, Inc.	592,952
18,000	Takara Leben Co. Ltd.	70,660
4,400	Takara Printing Co. Ltd.	30,383
65,000	Takara Standard Co. Ltd.	522,221
31,000	Takasago International Corp.	172,135

Shares		Value
JAPAN (continued)
30,400	Takasago Thermal Engineering Co. Ltd.	$253,514
18,000	Takashima & Co. Ltd.	50,707
65,000	Takashimaya Co. Ltd.	617,411
13,800	Takata Corp.	346,228
1,630	Take And Give Needs Co. Ltd.	33,303
3,000	Takeei Corp.	46,985
1,900	Takeuchi Manufacturing Co. Ltd.	39,785
12,000	Takihyo Co. Ltd.	49,425
23,000	Takiron Co. Ltd.	97,539
33,000	Takisawa Machine Tool Co. Ltd.	48,998
18,000	Takuma Co. Ltd.	152,670
5,900	Tamron Co. Ltd.	125,764
50,000	Tamura Corp.	131,191
1,000	Tanseisha Co. Ltd.	6,732
20,500	Tatsuta Electric Wire and Cable Co. Ltd.	144,269
20,000	Tayca Corp.	60,612
19,000	TBK Co. Ltd.	105,115
600	Techno Medica Co. Ltd.	13,015
1,200	Techno Ryowa Ltd.	5,565
13,400	Tecmo Koei Holdings Co. Ltd.	151,811
580,000	Teijin Ltd.	1,297,671
1,200	Teikoku Electric Manufacturing Co. Ltd.	28,166
7,000	Teikoku Sen-I Co. Ltd.	64,141
15,000	Teikoku Tsushin Kogyo Co. Ltd.	26,848
98,000	Tekken Corp.(b)	318,926
5,300	Temp Holdings Co. Ltd.	153,885
23,500	THK Co. Ltd.	510,007
1,000	Tigers Polymer Corp.	4,343
11,000	TKC Corp.	182,457
156,000	Toa Corp.(b)	377,586
6,000	Toa Corp.	50,768
58,000	Toa Oil Co. Ltd.	108,532
22,000	Toa Road Corp.	119,699
51,000	Toabo Corp.	41,493
104,500	Toagosei Co. Ltd.	471,860
10,100	Tobishima Corp.(b)	19,105
15,000	Tobu Store Co. Ltd.	39,357
37,600	TOC Co. Ltd.	303,614
1,700	Tocalo Co. Ltd.	27,766
60,000	Tochigi Bank Ltd. (The)	228,821
106,000	Toda Corp.	385,925
15,000	Toda Kogyo Corp.	45,612
1,400	Toei Animation Co. Ltd.	36,676
32,000	Toei Co. Ltd.	192,007
25,000	Toenec Corp.	155,853
62,000	Toho Bank Ltd. (The)	194,203
8,000	Toho Co. Ltd.	28,882
5,000	Toho Holdings Co. Ltd.	96,308
2,100	Toho Titanium Co. Ltd.	16,637
42,000	Toho Zinc Co. Ltd.	126,004

39

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
53,000	Tohoku Bank Ltd. (The)	$78,694
500	Tohokushinsha Film Corp.	4,892
14,000	Tohto Suisan Co. Ltd.	30,469
61,000	Tokai Carbon Co. Ltd.	209,061
22,000	Tokai Lease Co. Ltd.	40,049
26,700	Tokai Rika Co. Ltd.	563,163
12,400	Tokai Rubber Industries Ltd.	113,748
88,000	Tokai Tokyo Financial Holdings, Inc.	732,065
1,890	Token Corp.	100,141
33,840	Tokushu Tokai Paper Co. Ltd.	69,518
158,000	Tokuyama Corp.	607,383
20,000	Tokyo Broadcasting System Holdings, Inc.	262,382
2,400	Tokyo Electron Device Ltd.	37,368
5,000	Tokyo Energy & Systems, Inc.	26,543
40,000	Tokyo Keiki, Inc.	123,665
12,000	Tokyo Kikai Seisakusho Ltd.(b)	14,523
39,800	Tokyo Ohka Kogyo Co. Ltd.	875,090
7,000	Tokyo Rakutenchi Co. Ltd.	35,025
107,000	Tokyo Rope Manufacturing Co. Ltd.(b)	186,077
2,500	Tokyo Sangyo Co. Ltd.	8,543
14,700	Tokyo Seimitsu Co. Ltd.	279,409
44,800	Tokyo Steel Manufacturing Co. Ltd.(b)	239,195
86,000	Tokyo Tatemono Co. Ltd.	802,014
32,000	Tokyo Tekko Co. Ltd.	137,008
31,000	Tokyo Theaters Co., Inc.	51,703
17,500	Tokyo Tomin Bank Ltd. (The)	186,693
19,350	Tokyu Construction Co. Ltd.(b)	113,152
21,521	Tokyu Fudosan Holdings Corp.(b)	211,424
27,000	Toli Corp.	56,565
28,000	Tomato Bank Ltd.	49,263
4,000	Tomen Devices Corp.	68,545
7,900	Tomen Electronics Corp.	89,501
18,100	Tomoe Corp.	92,037
3,300	Tomoe Engineering Co. Ltd.	52,455
4,000	Tomoegawa Co. Ltd.	7,200
49,000	Tomoku Co. Ltd.	155,975
71,700	TOMONY Holdings, Inc.	269,796
31,000	Tomy Co. Ltd.	159,524
25,000	Tonami Holdings Co. Ltd.	54,409
26,500	Toppan Forms Co. Ltd.	246,593
29,000	Topre Corp.	405,227
103,000	Topy Industries Ltd.	225,211
1,000	Toridoll.corp.	9,397
8,800	Torigoe Co. Ltd. (The)	59,514
5,300	Torii Pharmaceutical Co. Ltd.	136,960
5,400	Torishima Pump Manufacturing Co. Ltd.	47,888
12,100	Tosei Corp.	96,475
67,000	Toshiba Machine Co. Ltd.	345,459
17,000	Toshiba Plant Systems &Services Corp.	299,268

Shares		Value
JAPAN (continued)
106,000	Toshiba TEC Corp.	$651,114
18,000	Tosho Printing Co. Ltd.	48,143
225,000	Tosoh Corp.	855,792
12,000	Totetsu Kogyo Co. Ltd.	269,216
21,000	Tottori Bank Ltd. (The)	40,364
3,700	Touei Housing Corp.(b)(c)	95,990
174,000	Towa Bank Ltd. (The)	159,260
1,900	Towa Corp.	10,898
2,800	Towa Pharmaceutical Co. Ltd.	139,673
29,800	Toyo Construction Co. Ltd.	104,859
8,200	Toyo Corp.	91,315
3,000	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	9,763
62,000	Toyo Engineering Corp.	262,931
152,000	Toyo Ink SC Holdings Co. Ltd.	771,362
6,000	Toyo Kanetsu KK	17,573
28,000	Toyo Kohan Co. Ltd.	127,001
29,000	Toyo Securities Co. Ltd.	98,505
37,300	Toyo Seikan Group Holdings Ltd.	770,809
1,300	Toyo Tanso Co. Ltd.	24,591
98,000	Toyo Tire & Rubber Co. Ltd.	570,080
20,000	Toyo Wharf & Warehouse Co. Ltd.	54,104
152,000	Toyobo Co. Ltd.	290,613
16,100	Toyoda Gosei Co. Ltd.	400,494
14,700	Toyota Boshoku Corp.	195,990
9,200	TPR Co. Ltd.	173,933
1,200	Trancom Co. Ltd.	37,527
12,300	Transcosmos, Inc.	212,526
8,800	Trusco Nakayama Corp.	186,865
8,800	TS Tech Co. Ltd.	328,445
54,600	TSI Holdings Co. Ltd.	384,804
67,000	Tsubakimoto Chain Co.	442,896
8,000	Tsubakimoto Kogyo Co. Ltd.	21,560
47,000	Tsudakoma Corp.(b)	76,955
34,000	Tsugami Corp.	170,467
15,000	Tsukamoto Corp Co. Ltd.	24,255
18,000	Tsukishima Kikai Co. Ltd.	189,098
39,433	Tsukuba Bank Ltd.	137,552
4,700	Tsukui Corp.	52,004
16,700	Tsumura & Co.	523,096
5,300	Tsuruha Holdings, Inc.	480,250
7,000	Tsurumi Manufacturing Co. Ltd.	71,616
2,400	Tsutsumi Jewelry Co. Ltd.	58,383
7,000	TTK Co. Ltd.	30,398
8,100	TV Asahi Corp.	187,734
200	TV Tokyo Holdings Corp.	3,437
68,840	UACJ Corp.	225,429
284,800	Ube Industries Ltd.	587,963
23,000	Uchida Yoko Co. Ltd.	67,365
14,000	Ueki Corp.	31,038
4,600	UKC Holdings Corp.	91,457
36,000	Uniden Corp.(b)	89,332
400	Union Tool Co.	9,169

40

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
JAPAN (continued)
17,600	Unipres Corp.	$353,861
7,300	United Arrows Ltd.	313,292
4,900	Universal Entertainment Corp.	97,472
79,700	UNY Group Holdings Co. Ltd.	501,722
19,280	Usen Corp.(b)	47,842
14,100	U-Shin Ltd.	104,248
24,300	Ushio, Inc.	304,955
8,800	Utoc Corp.	28,996
16,200	Valor Co. Ltd.	233,123
5	Village Vanguard Co. Ltd.	7,724
22,600	Vital KSK Holdings, Inc.	158,129
5,400	VT Holdings Co. Ltd.	72,491
32,000	Wacoal Holdings Corp.	343,008
33,000	Wakachiku Construction Co. Ltd.(b)	44,635
10,000	Wakita & Co. Ltd.	129,869
7,600	Warabeya Nichiyo Co. Ltd.	141,519
2,800	Watabe Wedding Corp.	20,958
6,300	WATAMI Co. Ltd.	96,746
3,000	Weathernews, Inc.	64,772
900	Welcia Holdings Co. Ltd.	54,368
2,700	West Holdings Corp.	46,268
18,000	Wood One Co. Ltd.	50,890
500	Wowow, Inc.	19,170
20,700	Xebio Co. Ltd.	446,083
5,100	Yachiyo Bank Ltd. (The)	138,586
4,700	Yahagi Construction Co. Ltd.	32,837
1,200	Yaizu Suisankagaku Industry Co. Ltd.	10,617
2,000	YAMABIKO Corp.	60,856
88,000	Yamagata Bank Ltd. (The)	365,138
157,000	Yamaguchi Financial Group, Inc.	1,473,721
124,300	Yamaha Corp.	1,845,602
79,000	Yamanashi Chuo Bank Ltd. (The)	332,615
70,000	Yamatane Corp.	130,987
5,700	Yamato Kogyo Co. Ltd.	210,714
24,000	Yamazaki Baking Co. Ltd.	243,588
100	Yamazawa Co. Ltd.	1,544
18,200	Yamazen Corp.	115,127
2,500	Yaoko Co. Ltd.	93,053
700	Yashima Denki Co. Ltd.	3,018
34,000	Yaskawa Electric Corp.	437,750
7,900	Yasuda Warehouse Co. Ltd. (The)	98,258
15,900	Yellow Hat Ltd.	289,120
57,000	Yodogawa Steel Works Ltd.	257,378
17,000	Yokogawa Bridge Holdings Corp.	241,178
25,300	Yokogawa Electric Corp.	329,340
22,300	Yokohama Reito Co. Ltd.	175,987
3,300	Yokowo Co. Ltd.	18,660
5,000	Yomeishu Seizo Co. Ltd.	41,340
5,000	Yondenko Corp.	17,645
3,100	Yondoshi Holdings, Inc.	41,646
Shares		Value
JAPAN (continued)
3,200	Yonex Co. Ltd.	$17,736
8,300	Yorozu Corp.	163,333
56,000	Yuasa Trading Co. Ltd.	112,763
27,000	Yuken Kogyo Co. Ltd.	59,310
13,000	Yurtec Corp.	42,174
9,100	Yusen Logistics Co. Ltd.	102,540
2,740	Yushin Precision Equipment Co. Ltd.	55,480
2,000	Yushiro Chemical Industry Co. Ltd.	18,163
7,400	Zenrin Co. Ltd.	77,740
18,700	Zensho Holdings Co. Ltd.	213,187
72,000	Zeon Corp.	854,510
7,700	ZERIA Pharmaceutical Co. Ltd.	182,300
4,000	Zojirushi Corp.	16,028
10,700	Zuken, Inc.	88,251
		295,724,014
JERSEY CHANNEL ISLANDS — 0.0%
5,067	Atrium European Real Estate Ltd.	30,312
61,698	Centamin Plc(b)	49,662
55,236	Heritage Oil Plc(b)	164,290
38,742	Petra Diamonds Ltd.(b)	69,574
36,240	Phoenix Group Holdings	452,078
8,082	Randgold Resources Ltd.	601,287
		1,367,203
LIECHTENSTEIN — 0.0%
378	Liechtensteinische Landesbank AG	14,977
912	Verwaltungs- und Privat-Bank AG	88,551
		103,528
LUXEMBOURG — 0.2%
34,744	APERAM	595,334
2,734,415	AZ Electronic Materials SA(d)	12,605,132
1,083	Eurofins Scientific	296,957
1,096	GAGFAH SA(b)	15,580
82,000	L’Occitane International SA	185,936
1,351	Oriflame Cosmetics SA - SDR	42,740
100,579	Regus Plc	330,764
153,988	Transcom WorldWide SA, Class B - SDR(b)	30,655
		14,103,098
MALAYSIA — 0.7%
50,600	Aeon Co. (M) Berhad	256,243
8,520	Aeon Credit Service M Berhad	43,848
317,300	Affin Holdings Berhad	428,356
608,300	AirAsia Berhad	516,628
20,200	Alam Maritim Resources Berhad	10,178
410,300	Alliance Financial Group Berhad	674,829

41

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
MALAYSIA (continued)
20,100	Amway (Malaysia) Holdings Berhad	$78,985
1,315,400	APM Automotive Holdings Berhad(d)	2,392,735
1,702,376	Axis Real Estate Investment Trust(d)	1,834,253
32,700	Batu Kawan Berhad	202,902
108,800	Benalec Holdings Berhad	41,030
95,933	Berjaya Assets Berhad(d)	25,841
513,300	Berjaya Corp. Berhad	87,840
158,984	Berjaya Sports Toto Berhad	205,056
128,600	BIMB Holdings Berhad	196,025
644,400	Bintulu Port Holdings Berhad(d)	1,511,166
400	Boustead Heavy Industries Corp. Berhad(b)	336
365,904	Boustead Holdings Berhad	606,448
88,300	Bumi Armada Berhad	110,810
41,100	Bursa Malaysia Berhad	104,718
41,900	Cahya Mata Sarawak Berhad	67,719
49,500	Carlsberg Brewery-Malaysia Berhad	200,789
49,030	CB Industrial Product Holding Berhad	45,525
25,300	Coastal Contracts Berhad	28,142
2,200	Dayang Enterprise Holdings Berhad	3,821
3,831,852	Dialog Group Berhad	3,339,384
75,700	DiGi.com Berhad	119,947
209,300	DRB-Hicom Berhad	168,472
475,000	Eastern & Oriental Berhad	302,562
116,100	Evergreen Fibreboard Berhad	17,476
39,000	Faber Group Berhad	32,381
20,800	Fraser & Neave Holdings Berhad	122,735
698,100	Gamuda Berhad	1,077,387
89,300	Genting Plantations Berhad	307,897
125,000	Glomac Berhad	44,762
59,600	Guinness Anchor Berhad	326,751
499,380	HAP Seng Consolidated Berhad	387,724
110,500	Hap Seng Plantations Holdings Berhad	92,797
1,332,700	Hartalega Holdings Berhad(d)	3,053,484
19,992	Hock Seng LEE Berhad	12,481
83,100	Hong Leong Financial Group Berhad	398,178
51,500	Hong Leong Industries Berhad	84,540
37,733	Hua Yang Berhad	25,829
391,730	IGB Corp. Berhad	330,212
833,940	IJM Corp. Berhad	1,532,808
192,200	IJM Land Berhad	170,544
125,900	IJM Plantations Berhad	129,269
40,600	Integrated Logistics Berhad	25,346
162,700	JAKS Resources Berhad(b)	28,616
218,400	JCY International Berhad	43,949
32,800	JT International Berhad	68,395
Shares		Value
MALAYSIA (continued)
99,279	K&N Kenanga Holdings Berhad(b)	$18,720
12,686	K&N Kenanga Holdings Berhad(b)(c)(d)	232
44,400	Karambunai Corp. Berhad(b)	1,266
89,800	Keck Seng (Malaysia) Berhad	201,481
103,900	Kian JOO CAN Factory Berhad	104,376
1,832,000	KKB Engineering Berhad(d)	1,625,580
293,400	KLCC Property Holdings Berhad	599,715
589,500	KNM Group Berhad(b)	76,594
19,400	Kossan Rubber Industries	39,285
1,065,750	KPJ Healthcare Berhad	2,060,203
53,600	KSL Holdings Berhad(b)	34,991
370,600	Kulim Malaysia Berhad	399,309
52,850	Kumpulan Fima Berhad	32,994
66,200	Kumpulan Perangsang Selangor Berhad	48,881
87,500	Lafarge Malaysia Berhad	276,457
157,800	Landmarks Berhad(b)	59,008
37,900	LBS Bina Group Berhad	21,379
79,000	Lingkaran Trans Kota Holdings Berhad	113,910
15,500	LPI Capital Berhad	81,048
387,807	Mah Sing Group Berhad	275,289
121,750	Malayan Flour Mills Berhad	52,473
158,370	Malaysia Airports Holdings Berhad	422,079
114,500	Malaysia Building Society	101,599
290,500	Malaysian Airline System Berhad(b)	31,300
128,900	Malaysian Bulk Carriers Berhad	72,302
291,250	Malaysian Resources Corp. Berhad	131,986
37,180	MBM Resources Berhad	44,302
2,572,500	Media Prima Berhad	2,152,208
434,400	MMC Corp. Berhad	368,935
45,500	MNRB Holdings Berhad	50,467
102,700	Mudajaya Group Berhad	90,477
189,500	Muhibbah Engineering M Berhad	141,725
690,300	Mulpha International Berhad(b)	92,972
50,500	Naim Holdings Berhad	61,934
157,000	Nam Cheong Ltd.	36,021
60,300	NCB Holdings Berhad	69,366
3,800	Nestle Malaysia Berhad	81,887
102,200	Oriental Holdings Berhad	286,304
441,390	OSK Holdings Berhad	229,399
4,700	Padini Holdings Berhad	2,636
4,300	Panasonic Manufacturing Malaysia Berhad	31,887
43,120	Paramount Corp. Berhad	21,454
51,959	Parkson Holdings Berhad	61,912
142,800	POS Malaysia Berhad	258,398
55,600	Press Metal Berhad	43,345
2,559,000	QL Resources Berhad(d)	3,211,370

42

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
MALAYSIA (continued)
330,240	Sapurakencana Petroleum Berhad(b)	$418,615
36,200	Sarawak Oil Palms Berhad	66,537
2,300	Selangor Properties Berhad	3,054
51,500	Shangri-La Hotels (Malaysia) Berhad	112,774
28,800	Shell Refining Co. Federation of Malaya Berhad	64,983
18,690	Subur Tiasa Holdings Berhad	11,372
443,660	Sunway Berhad	392,265
89,164	Ta Ann Holdings Berhad	105,678
682,700	TA Enterprise Berhad	156,853
195,360	TA Global Berhad	18,263
113,100	TAN Chong Motor Holdings Berhad	225,802
444,000	TDM Berhad	127,338
61,440	TH Plantations Berhad	34,073
315,760	Time dotCom Berhad(b)	405,263
120,960	Top Glove Corp. Berhad	218,878
155,100	Tropicana Corp. Berhad	71,270
57,200	TSH Resources Berhad	45,680
285,308	UEM Sunrise Berhad	211,570
184,300	UMW Holdings Berhad	747,584
59,900	Unico-Desa Plantations Berhad	22,020
15,000	United Malacca Berhad	34,273
33,600	United Plantations Berhad	284,299
131,156	Wah Seong Corp. Berhad	70,658
88,400	WCT Holdings Berhad	68,635
2,861,300	Wellcall Holdings Berhad(d)	2,702,120
170,700	WTK Holdings Berhad	70,324
140,671	YNH Property Berhad	80,242
41,000	YTL Land & Development Berhad(b)	12,668
418,100	YTL Power International Berhad	251,744
25,600	Zhulian Corp. Berhad	36,345
		43,208,785
MALTA — 0.0%
10,206	Brait SE(b)	49,715
8,169	Unibet Group Plc - SDR	327,766
		377,481
MEXICO — 0.5%
1,341,000	Alfa SAB de CV - Series A	3,680,562
50,912	Alsea SAB de CV	158,426
299,300	Arca Continental SAB de CV	1,776,909
1,673,300	Asesor de Activos Prisma SAPI de CV REIT	2,050,705
150,840	Axtel SAB de CV - CPO Units(b)	47,054
647,400	Bolsa Mexicana de Valores SAB de CV	1,537,713
1,391,832	Cemex SAB de CV - CPO Units(b)	1,476,400
1,800	Cia Minera Autlan SAB de CV - Series B	1,226
Shares		Value
MEXICO (continued)
147,024	Consorcio ARA SAB de CV(b)	$57,019
227,687	Controladora Comercial Mexicana SAB de CV - Units	928,740
1,456,300	Corp Inmobiliaria Vesta SAB de CV	2,790,435
800	Corp. Actinver SAB de CV	892
78,869	Corp. GEO SAB de CV - Series B(b)	2,958
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)(d)	42,250
27,300	Corp. Moctezuma SAB de CV	85,767
136,820	Empresas ICA SAB de CV(b)	259,855
1,947,800	Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT(b)	2,358,753
10,800	Financiera Independencia SAB de CV(b)	3,833
138,700	Genomma Lab Internacional SAB de CV - Class B(b)	369,413
53,869	Gruma SAB de CV - Series B(b)	371,052
109,917	Grupo Aeroportuario del Centro Norte SAB de CV	374,386
430,800	Grupo Aeroportuario del Pacifico SAB de CV - Series B	2,243,274
164,456	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,956,367
1,600	Grupo Carso SAB de CV - Series A1	8,650
120,492	Grupo Cementos de Chihuahua SAB de CV(d)	352,779
45,878	Grupo Comercial Chedraui SA de CV	142,973
61,867	Grupo Famsa SAB de CV(b)	117,122
34,081	Grupo Herdez SAB de CV	117,807
57,500	Grupo Industrial Maseca SAB de CV - Series B	102,861
12,400	Grupo Industrial Saltillo SAB de CV	20,671
45,400	Grupo Simec SAB de CV - Series B(b)	167,789
264,100	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(b)	536,408
10,860	Industrias Bachoco SAB de CV - Series B	37,198
170,175	Industrias CH SAB de CV - Series B(b)	835,011
11,100	Inmuebles Carso SAB de CV - Series B1(b)	11,060
115,043	Kimberly-Clark de Mexico SAB de CV - Class A	349,787
1,544,600	Macquarie Mexico Real Estate Management SA de CV REIT	2,834,139
100	Medica Sur SAB de CV - Series B	258

43

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
MEXICO (continued)
16,200	Megacable Holdings SAB de CV - CPO Shares	$53,453
66,357	Mexichem SAB de CV	276,571
18,386	OHL Mexico SAB de CV(b)	47,180
115,299	Organizacion Soriana SAB de CV - Series B(b)	371,862
59,600	Promotora y Operadora de Infraestructura SAB de CV(b)	605,216
46,400	Qualitas Controladora SAB de CV - Units	109,676
427,400	TV Azteca SAB de CV - CPO Shares	212,926
67,123	Urbi Desarrollos Urbanos SAB de CV(b)(c)(d)	8,077
		29,893,463
NETHERLANDS — 1.1%
47,325	Aalberts Industries NV	1,416,197
12,171	Accell Group NV	248,209
21,701	AMG Advanced Metallurgical Group NV(b)	242,995
4,482	Amsterdam Commodities NV	99,984
9,434	Arcadis NV	296,209
27,444	ASM International NV	906,031
33,735	BE Semiconductor Industries NV	367,164
5,643	Beter Bed Holding NV	127,071
88,005	BinckBank NV	848,373
4,006	Brunel International NV	235,733
2,565	Cinema City International NV(b)	27,479
37,067	Corbion NV	860,859
121,544	Delta Lloyd NV	2,584,322
2,240	Exact Holding NV	59,322
30,900	Frank’s International NV	945,231
26,304	Fugro NV - CVA	1,645,897
25,465	Gemalto NV	2,855,568
20,382	Grontmij(b)	103,887
12,777	Heijmans NV - CVA	169,993
654	Hunter Douglas NV	28,593
16,012	Kardan NV(b)	8,109
4,538	KAS Bank NV - CVA	61,270
5,597	Kendrion NV	175,545
163,984	Koninklijke BAM Groep NV	877,019
573,427	Koninklijke Boskalis Westminster NV	27,615,994
16,751	Koninklijke Ten Cate NV	509,233
13,121	Koninklijke Vopak NV	807,826
68,974	Koninklijke Wessanen NV	258,473
981	Macintosh Retail Group NV	10,815
95	Nederland Apparatenfabriek	3,756
1,511	New World Resources Plc - Class A	2,187
37,423	Nutreco NV	1,835,049
40,204	Ordina NV(b)	70,417
97,294	PostNL NV(b)	510,176
348,936	QIAGEN NV(b)(f)	8,073,033
Shares		Value
NETHERLANDS (continued)
82,000	QIAGEN NV(b)(f)	$1,899,120
113,540	Randstad Holding NV	7,007,319
59,258	SBM Offshore NV(b)	1,241,464
11,287	Sligro Food Group NV	422,586
86,230	SNS REAAL NV(b)(c)(d)	0
5,125	Telegraaf Media Groep NV - CVA	66,871
15,951	TKH Group NV	510,360
149,781	TNT Express NV	1,382,888
60,046	TomTom NV(b)	464,790
9,665	Unit4 NV	455,620
68,932	USG People NV	913,559
52,560	Wolters Kluwer NV	1,425,845
15,849	Ziggo NV	680,110
		71,358,551
NEW ZEALAND — 0.4%
30,797	A2 Corp. Ltd.(b)	17,298
197,249	Air New Zealand Ltd.	262,315
3,790,159	Auckland International Airport Ltd.	10,738,242
29,737	Chorus Ltd.	65,092
172,372	Contact Energy Ltd.	747,494
19,426	Ebos Group Ltd.	155,646
68,000	Fisher & Paykel Healthcare Corp. Ltd.	206,699
31,055	Freightways Ltd.	112,097
6,326	Hallenstein Glasson Holdings Ltd.	25,761
38,459	Heartland New Zealand Ltd.	26,684
67,426	Infratil Ltd.	139,235
30,307	Kathmandu Holdings Ltd.	97,381
32,296	Mainfreight Ltd.	309,448
49,457	New Zealand Oil & Gas Ltd.	34,315
28,457	New Zealand Refining Co. Ltd. (The)	52,888
105,740	Nuplex Industries Ltd.	305,695
45,243	NZX Ltd.	47,087
73,491	PGG Wrightson Ltd.	24,889
80,140	Pike River Coal Ltd.(b)(c)(d)	0
56,739	Port of Tauranga Ltd.	646,759
13,536	Pumpkin Patch Ltd.(b)	11,069
19,670	Restaurant Brands New Zealand Ltd.	48,417
130,479	Ryman Healthcare Ltd.	813,709
15,128	Sanford Ltd.	57,106
51,422	Skellerup Holdings Ltd.	72,207
143,160	Sky Network Television Ltd.	733,154
2,043,866	SKYCITY Entertainment Group Ltd.	6,567,251
267,641	Telecom Corp of New Zealand Ltd.	519,520
58,901	Tower Ltd.	90,007
27,124	Trade Me Group Ltd.	100,820
29,035	TrustPower Ltd.	165,483
58,037	Vector Ltd.	125,120

44

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
NEW ZEALAND (continued)
34,146	Warehouse Group Ltd. (The)	$103,793
		23,422,681
NORWAY — 0.2%
16,034	ABG Sundal Collier Holding ASA	12,578
146	AF Gruppen ASA	1,625
31,265	Agasti Holding ASA(b)	8,928
11,391	Aker ASA - Class A	358,776
8,076	Algeta ASA(b)	320,840
34,500	Atea ASA	382,493
25,321	Austevoll Seafood ASA	157,378
5,832	Bonheur ASA	133,724
213,803	BW Offshore Ltd.	293,424
36,594	BWG Homes ASA(b)	68,233
55,760	Cermaq ASA	988,179
25,707	Det Norske Oljeselskap ASA(b)	366,191
136,488	DNO International ASA(b)	386,785
5,820	DOF ASA(b)	27,374
7,264	Ekornes ASA	118,361
154,310	Eltek ASA	181,448
13,809	Evry ASA	22,385
142,851	Farstad Shipping ASA(d)	3,251,495
15,475	Fred Olsen Energy ASA	651,697
7,560	Ganger Rolf ASA	170,172
10,278	Grieg Seafood ASA(b)	32,113
272,219	Kongsberg Automotive Holding ASA(b)	210,347
14,697	Kongsberg Gruppen ASA	306,133
5,665	Leroy Seafood Group ASA	176,048
10,381	Nordic Semiconductor ASA(b)	43,944
6,124	Norwegian Air Shuttle AS(b)	251,933
53,481	Norwegian Energy Co. ASA(b)	2,695
3,474	Odfjell SE - Class A(b)	24,977
23,394	Opera Software ASA	282,942
150,331	Panoro Energy ASA(b)	80,051
3,052	PhotoCure ASA(b)	18,354
6,386	Q-Free ASA(b)	17,485
668,963	REC Silicon ASA(b)	333,748
11,533	REC Solar AS(b)	147,237
4,689	Salmar ASA(b)	57,303
17,460	Sevan Drilling AS(b)	16,747
5,087	Sevan Marine ASA(b)	22,645
80,919	Siem Offshore, Inc.(b)	131,851
6,645	Solstad Offshore ASA	131,716
46,489	SpareBank 1 SMN	392,416
27,016	SpareBank 1 SR Bank ASA	242,793
204,337	Storebrand ASA(b)	1,319,444
50,237	Tomra Systems ASA	462,028
3,670	TTS Group ASA	4,069
26,254	Veidekke ASA	213,894
16,404	Wilh Wilhelmsen ASA	152,245
3,850	Wilh Wilhelmsen Holding ASA	117,704
		13,094,948

Shares		Value
PERU — 0.1%
988,227	Alicorp SA(d)	$3,082,641
2,331,945	Ferreycorp SAA	1,513,704
		4,596,345
PHILIPPINES — 0.2%
108,200	Alliance Global Group, Inc.	65,982
68,800	Atlas Consolidated Mining & Development	19,712
120,166	Belle Corp.(b)	14,489
98,461	China Banking Corp.	141,277
245,740	DMCI Holdings, Inc.	294,592
72,800	EEI Corp.	18,162
2,243,800	Energy Development Corp.	301,181
3,472,375	Filinvest Land, Inc.	129,380
307,300	First Gen Corp.	114,357
213,520	First Philippine Holdings Corp.	343,431
465,000	Global-Estate Resorts, Inc.(b)	14,636
10,535	Globe Telecom, Inc.	424,228
13,928,300	GMA Holdings, Inc. - PDR(d)	2,380,479
237,090	International Container Terminal Services, Inc.	570,640
137,660	Jollibee Foods Corp.	565,167
93,834	Lafarge Republic, Inc.	20,239
1,379,000	Lopez Holdings Corp.	154,144
4,893,900	Manila Water Co., Inc.(d)	2,831,463
10,796,696	Megaworld Corp.	959,484
777,000	Metro Pacific Investments Corp.	87,752
390,751	Metropolitan Bank & Trust	804,833
3,353,000	Nickel Asia Corp.(d)	1,260,188
623,000	Pepsi-Cola Products Philippines, Inc.	69,927
126,720	Philweb Corp.	29,297
135,000	Rizal Commercial Banking Corp.	146,841
538,500	Robinsons Land Corp.	282,896
16,960	San Miguel Corp.	29,830
171,868	Security Bank Corp.	552,873
30,030	Semirara Mining Corp.	191,814
392,775	SM Prime Holdings, Inc.	174,344
1,696	Top Frontier Investment Holdings, Inc.(b)(c)(d)	1,511
102,600	Union Bank of Philippines	296,806
307,775	Universal Robina Corp.	908,153
2,843,000	Vista Land & Lifescapes, Inc.	363,188
		14,563,296
POLAND — 0.1%
1,432	AmRest Holdings SE(b)	50,905
24,182	Asseco Poland SA	394,954
14,853	Bank Handlowy w Warszawie SA	572,836
84,867	Bank Millennium SA(b)	211,041
375,702	Boryszew SA(b)	63,423
6,150	BRE Bank SA	1,018,228
6,112	Budimex SA	257,945
447	CCC SA	18,865

45

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
POLAND (continued)
7,564	CD Projekt SA(b)	$38,061
10,830	Ciech SA(b)	105,123
15,371	Cyfrowy Polsat SA(b)	111,776
1,000	Dom Development SA	15,579
2,276	Emperia Holding SA	50,391
8,915	Enea SA(b)	41,965
32,056	Eurocash SA	492,753
12,342	Famur SA(b)	21,436
5,542	Farmacol SA(b)	125,041
207,050	Getin Holdings SA	293,736
594,239	Getin Noble Bank SA(b)	524,723
5,406	Grupa Azoty SA	143,032
3,848	Grupa Kety SA	237,350
29,265	Grupa Lotos SA(b)	358,171
12,693	Hawe SA(b)	16,277
34,084	Impexmetal SA(b)	38,727
2,830	ING Bank Slaski SA(b)	103,816
2,620	Inter Cars SA(b)	167,389
350	LPP SA	1,022,611
6,588	Lubelski Wegiel Bogdanka SA	243,814
209,106	Netia SA(b)	346,208
10,774	Orbis SA	147,601
2,139	Pelion SA	77,773
158	Stalprodukt SA	11,131
189,425	Synthos SA	321,002
65,632	Tauron Polska Energia SA	107,173
44,811	Telekomunikacja Polska SA	145,183
37,193	TVN SA	187,755
119	Zaklady Chemiczne Police SA	1,051
		8,084,845
PORTUGAL — 0.1%
16,720	Altri SGPS SA	54,461
97,795	Banco BPI SA(b)	155,355
4,515,576	Banco Comercial Portugues SA(b)	675,641
755,269	Banco Espirito Santo SA(b)	997,782
6,872	Cimpor Cimentos de Portugal SGPS SA	25,192
2,336	Corticeira Amorim SGPS SA	6,502
49,289	Mota-Engil SGPS SA	226,867
272	Novabase SGPS SA	1,064
87,362	Portucel SA	336,870
48,971	Portugal Telecom SGPS SA	221,081
17,871	REN - Redes Energeticas Nacionais SGPS SA	53,746
25,049	Semapa - Sociedade de Investimento e Gestao	245,861
109,476	Sonae	158,303
66,876	Sonaecom - SGPS SA	217,196
11,475	Teixeira Duarte SA	11,374
28,075	Zon Optimus SGPS SA	193,111
		3,580,406
QATAR — 0.0%
141,044	Gulf International Services OSC	2,270,653

Shares		Value
RUSSIA — 0.0%
11,455	Alliance Oil Co. Ltd. - SDR(b)(c)	$101,777
SINGAPORE — 1.6%
23,000	Abterra Ltd.(b)	10,184
22,000	Amara Holdings Ltd.	9,829
6,280,000	Ascendas Real Estate Investment Trust	11,981,645
155,400	ASL Marine Holdings Ltd.	83,192
291,000	Ausgroup Ltd.	69,107
184,000	Banyan Tree Holdings Ltd.	99,984
127,000	Biosensors International Group Ltd.	96,104
7,400	Bonvests Holdings Ltd.	6,970
105,000	Boustead Singapore Ltd.	127,214
39,000	Breadtalk Group Ltd.	28,884
40,000	Bukit Sembawang Estates Ltd.	198,036
11,273,000	CapitaMall Trust REIT	18,331,557
111,000	CH Offshore Ltd.	37,977
35,000	China Aviation Oil Singapore Corp. Ltd.	26,204
51,000	China Merchants Holdings Pacific Ltd.	34,898
192,000	Chip Eng Seng Corp. Ltd.	108,968
331,000	ComfortDelGro Corp. Ltd.	512,941
173,000	Cosco Corp. Singapore Ltd.	109,326
303,000	CSC Holdings Ltd.	24,636
110,000	CSE Global Ltd.	83,682
96,000	CWT Ltd.	107,422
13,000	Elec & Eltek International Co. Ltd.	25,479
14,000	Ellipsiz Ltd.	913
15,600	Eu Yan Sang International Ltd.	9,419
83,000	Ezion Holdings Ltd.	149,670
8,876,400	Ezra Holdings Ltd.(b)	9,575,250
100,000	Falcon Energy Group Ltd.	31,396
130,121	Far East Orchard Ltd.	205,311
179,000	First Resources Ltd.	280,993
183,000	FJ Benjamin Holdings Ltd.	36,093
28,000	Food Empire Holdings Ltd.	14,877
8,000	Forterra Trust - Units(b)	13,975
657,000	Fragrance Group Ltd.	108,425
686,666	Freight Links Express Holdings Ltd.	59,148
306,000	Gallant Venture Ltd.(b)	67,743
2,000	GK Goh Holdings Ltd.	1,409
537,000	GMG Global Ltd.	43,662
89,000	Goodpack Ltd.	137,204
15,000	GP Batteries International Ltd.	9,660
80,000	GP Industries Ltd.	32,845
145,666	Guocoland Ltd.	263,845
111,000	GuocoLeisure Ltd.	73,720
21,000	Hanwell Holdings Ltd.(b)	4,395
252,875	Healthway Medical Corp. Ltd.(b)	13,639
113,000	HG Metal Manufacturing Ltd.	7,095
32,000	Hiap Hoe Ltd.	20,866

46

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SINGAPORE (continued)
55,000	Hi-P International Ltd.	$26,787
151,000	Ho Bee Land Ltd.	250,411
274,800	Hong Fok Corp. Ltd.	158,173
131,000	Hong Leong Asia Ltd.	153,441
137,600	Hotel Properties Ltd.	347,822
3,000	Hour Glass Ltd. (The)	4,094
65,000	HupSteel Ltd.	11,512
4,896,000	Hyflux Ltd.(d)	4,572,017
94,000	Indofood Agri Resources Ltd.	68,862
397,000	IPC Corp. Ltd.	49,218
154,000	Jaya Holdings Ltd.	84,922
101,000	Jiutian Chemical Group Ltd.(b)	7,155
92,950	Jurong Technologies Industrial Corp. Ltd.(b)(c)(d)	0
304,000	K1 Ventures Ltd.	44,785
47,000	Keppel Land Ltd.	140,372
34,000	Keppel Telecommunications & Transportation Ltd.	42,698
13,000	K-Green Trust - Units	10,727
195,000	LC Development Ltd.	24,175
202,000	Lian Beng Group Ltd.	90,251
66,000	Low Keng Huat Singapore Ltd.	36,395
75,000	Lum Chang Holdings Ltd.	21,132
120,000	M1 Ltd.	329,416
6,000	Marco Polo Marine Ltd.	1,811
351,800	Metro Holdings Ltd.	236,478
153,000	Mewah International, Inc.	59,121
448,000	Midas Holdings Ltd.	180,325
362,000	Neptune Orient Lines Ltd.(b)	308,904
25,000	NSL Ltd.	28,780
711,000	Olam International Ltd.	881,452
32,000	OSIM International Ltd.	54,355
172,000	OUE Ltd.	335,083
60,000	Petra Foods Ltd.	171,470
165,000	Popular Holdings Ltd.	33,871
110,983	QAF Ltd.	75,049
219,250	Raffles Education Corp. Ltd.(b)	52,950
45,720	Raffles Medical Group Ltd.	117,410
150,000	Rickmers Maritime - Units	35,019
121,000	Rotary Engineering Ltd.	62,828
217,500	Roxy-Pacific Holdings Ltd.	105,931
1,594,000	S i2i Ltd.(b)	23,098
17,000	San Teh Ltd.	4,106
5,340,000	SATS Ltd.(d)	14,616,004
5,000	SBS Transit Ltd.	5,172
4,216,000	SIA Engineering Co. Ltd.(d)	17,139,591
100,500	Sim Lian Group Ltd.	72,410
569,000	Sinarmas Land Ltd.	251,932
70,000	Singapore Land Ltd.	489,132
346,000	Singapore Post Ltd.	364,885
174,000	Singapore Reinsurance Corp. Ltd.(d)	35,719
2,194,000	SMRT Corp. Ltd.(d)	2,296,088
484,000	Stamford Land Corp. Ltd.	222,090
3,260,000	StarHub Ltd.	11,678,474
82,000	Sunningdale Tech Ltd.	8,384

Shares		Value
SINGAPORE (continued)
184,000	SunVic Chemical Holdings Ltd.(b)	$64,434
99,000	Super Group Ltd.	335,526
395,000	Swiber Holdings Ltd.	198,740
143,000	Tat Hong Holdings Ltd.	107,636
54,000	Technovator International Ltd.(b)	22,010
62,000	Tiger Airways Holdings Ltd.(b)	25,954
219,000	Tiong Woon Corp. Holding Ltd.	57,298
25,540	Triyards Holdings Ltd.(b)	13,981
408,784	Tuan Sing Holdings Ltd.	105,306
149,000	UMS Holdings Ltd.	66,571
336,254	United Engineers Ltd.	500,781
103,000	United Envirotech Ltd.	69,236
420,000	United Industrial Corp. Ltd.(d)	1,037,997
232,000	UOB-Kay Hian Holdings Ltd.	310,031
302,000	UOL Group Ltd.	1,602,141
98,000	Venture Corp. Ltd.	613,782
209,812	Wheelock Properties (Singapore) Ltd.	287,136
281,420	Wing Tai Holdings Ltd.	500,675
1,436	XP Power Ltd.	36,149
86,000	Yanlord Land Group Ltd.	85,502
37,000	YHI International Ltd.	7,744
409,000	Yongnam Holdings Ltd.	79,021
		105,825,730
SOUTH AFRICA — 0.5%
338,546	Adcock Ingram Holdings Ltd.	2,431,495
3,244	Adcorp Holdings Ltd.	11,210
114,293	Advtech Ltd.	75,142
59,169	Aeci Ltd.	720,549
180,687	Afgri Ltd.	118,793
6,048	African Bank Investments Ltd.	10,242
2,145	African Oxygen Ltd.	4,600
44,678	African Rainbow Minerals Ltd.	855,708
13,164	Allied Electronics Corp. Ltd.	32,101
419	Argent Industrial Ltd.	227
561	Assore Ltd.	23,746
11,620	Astral Foods Ltd.	116,909
91,296	Aveng Ltd.(b)	268,284
110,010	AVI Ltd.	646,554
105,076	Barloworld Ltd.	942,034
28,795	Blue Label Telecoms Ltd.	27,078
32,224	Business Connexion Group Ltd.	17,976
8,369	Capitec Bank Holdings Ltd.	178,405
2,456	Cashbuild Ltd.	38,293
57,968	Caxton and CTP Publishers and Printers Ltd.	109,137
7,765	City Lodge Hotels Ltd.	102,149
391,378	Clicks Group Ltd.	2,438,620
1,776	Consolidated Infrastructure Group Ltd.(b)	3,963
40,612	Coronation Fund Managers Ltd.	331,328
107,631	DataTec Ltd.	613,809
77,015	Discovery Ltd.	652,101

47

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH AFRICA (continued)
7,529	Distell Group Ltd.	$100,874
968	Distribution and Warehousing Network Ltd.(b)	916
95,032	DRDGOLD Ltd.	47,143
289,150	EOH Holdings Ltd.(d)	2,341,715
27,664	Eqstra Holdings Ltd.	22,817
54,199	Foschini Group Ltd. (The)	624,176
505	Gijima Group Ltd.(b)	46
45,341	Gold Fields Ltd.	211,286
7,837	Grand Parade Investments Ltd.	3,318
152,440	Grindrod Ltd.	366,722
8,124	Group Five Ltd.	36,417
14,422	Hudaco Industries Ltd.	148,677
6,374	Hulamin Ltd.(b)	3,600
8,550	Iliad Africa Ltd.	4,327
54,124	Illovo Sugar Ltd.	169,563
86,201	Imperial Holdings Ltd.	1,831,570
1,932	Invicta Holdings Ltd.	19,226
25,640	JSE Ltd.	224,250
1,143	KAP Industrial Holdings Ltd.	432
35,342	Lewis Group Ltd.	246,897
59,244	Liberty Holdings Ltd.	731,790
174,620	Life Healthcare Group Holdings Ltd.	713,178
20,252	Massmart Holdings Ltd.	324,799
109,805	Mediclinic International Ltd.	827,468
106,290	Merafe Resources Ltd.(b)	8,576
29,353	Metair Investments Ltd.	114,006
317,966	MMI Holdings Ltd.	780,761
76,923	Mondi Ltd.	1,374,289
43,365	Mr. Price Group Ltd.	683,257
14,612	Murray & Roberts Holdings Ltd.(b)	44,598
31,978	Mvelaserve Ltd.(b)	29,242
202,370	Nampak Ltd.	669,275
232,248	Netcare Ltd.	576,528
69,549	Northam Platinum Ltd.(b)	285,436
219,663	Oceana Group Ltd.(d)	1,838,047
20,617	Omnia Holdings Ltd.	425,617
8,480	Palabora Mining Co. Ltd.(b)	97,752
50,737	Peregrine Holdings Ltd.	69,696
4,111	Petmin Ltd.	909
38,560	Pick’n Pay Stores Ltd.	182,223
17,834	Pinnacle Technology Holdings Ltd.	43,631
218,150	Pioneer Foods Ltd.	1,847,117
58,295	PPC Ltd.	184,372
50,557	PSG Group Ltd.	415,485
1,762	Raubex Group Ltd.	4,177
17,348	Resilient Property Income Fund Ltd. - Units	95,046
55,765	Reunert Ltd.	391,626
11,250	Santam Ltd.	213,104
123,909	Sappi Ltd.(b)	364,861
23,208	Sibanye Gold Ltd.	32,782
38,542	Spar Group Ltd. (The)	493,353

Shares		Value
SOUTH AFRICA (continued)
7,238	Spur Corp. Ltd.	$23,072
232,155	Steinhoff International Holdings Ltd.(b)	897,516
12,978	Sun International Ltd.	131,800
139,164	Super Group Ltd.(b)	341,022
14,182	Times Media Group Ltd.(b)	30,388
13,568	Tongaat Hulett Ltd.	170,973
24,146	Trencor Ltd.	171,857
40,965	Truworths International Ltd.	391,746
46,017	Tsogo Sun Holdings Ltd.	129,267
6,989	Vukile Property Fund Ltd. - Units	12,107
9,811	Wilson Bayly Holmes-Ovcon Ltd.	171,997
191,832	Woolworths Holdings Ltd.	1,442,741
211,907	Zeder Investments Ltd.	91,491
		35,043,403
SOUTH KOREA — 1.4%
4,459	3S Korea Co. Ltd.(b)	23,877
850	Actoz Soft Co. Ltd.(b)	27,085
4,636	Advanced Process Systems Corp.(b)	47,420
807	Ahnlab, Inc.	41,310
5,000	AJ Rent A Car Co. Ltd.(b)	49,493
1,511	AK Holdings, Inc.	57,192
378	AMOREPACIFIC Corp.	310,026
1,128	AMOREPACIFIC Group	398,243
1,340	Asia Cement Co. Ltd.(c)(d)	122,536
2,330	Asia Paper Manufacturing Co. Ltd.	47,116
32,680	Asiana Airlines, Inc.(b)	155,274
2,372	AtlasBX Co. Ltd.	83,632
14,750	AUK Corp.(b)	34,137
4,460	Baiksan Co. Ltd.	24,807
2,450	Basic House Co. Ltd. (The)(b)	42,036
1,657	Binggrae Co. Ltd.	139,808
1,230	Bioland Ltd.	13,973
93,070	BS Financial Group, Inc.	1,495,964
1,375	Bukwang Pharmaceutical Co. Ltd.	18,731
3,740	Busan City Gas Co. Ltd.	102,248
2,010	Byucksan Corp.	4,908
6,790	Capro Corp.	49,737
3,695	Celltrion Pharm, Inc.(b)	42,846
7,502	Celltrion, Inc.	325,682
8,822	Chabio & Diostech Co. Ltd.(b)	85,663
17,249	Cheil Industries, Inc.	1,463,502
19,930	Cheil Worldwide, Inc.(b)	491,322
566	Chemtronics Co. Ltd.	12,966
393	Chin Hung International, Inc.(b)	608
3,870	Chong Kun Dang Pharm Corp.(c)	290,774
73	Chosun Refractories Co. Ltd.	5,423
1,970	CJ CGV Co. Ltd.	92,766
3,911	CJ CheilJedang Corp.	949,406

48

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH KOREA (continued)
9,547	CJ Corp.	$999,026
5,601	CJ E&M Corp.(b)	193,784
2,137	CJ Korea Express Co. Ltd.(b)	185,949
565	CJ O Shopping Co. Ltd.	188,555
2,330	CKD Bio Corp.	35,694
4,679	CNK International Co. Ltd.(b)	23,202
1,610	Cosmax, Inc.	79,077
10,075	Coway Co. Ltd.	575,579
329	Crown Confectionery Co. Ltd.	75,058
477	CTC BIO, Inc.(b)	9,668
4,440	D.I Corp.(b)	41,857
3,620	Dae Dong Industrial Co. Ltd.	20,851
675	Dae Han Flour Mills Co. Ltd.	90,997
16,020	Dae Won Kang Up Co. Ltd.	113,420
28,100	Dae Young Packaging Co. Ltd.(b)	22,570
20,010	Daechang Co. Ltd.	19,996
15,740	Daeduck Electronics Co.	138,741
7,180	Daeduck GDS Co. Ltd.	131,992
4,330	Daegu Department Store	66,945
3,410	Daehan Steel Co. Ltd.	21,185
6,480	Dae-Il Corp.	29,720
10,500	Daekyo Co. Ltd.	66,420
22,484	Daelim Industrial Co. Ltd.	2,085,718
7,510	Daesang Corp.	245,672
4,530	Daesang Holdings Co. Ltd.	31,901
4,240	Daesung Holdings Co. Ltd.	34,376
3,520	Daesung Industrial Co. Ltd.	14,269
2,795	Daewon San Up Co. Ltd.	22,529
49,915	Daewoo Engineering & Construction Co. Ltd.(b)	404,214
13,072	Daewoo International Corp.	482,459
67,196	Daewoo Securities Co. Ltd.	627,775
29,870	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	941,929
844	Daewoong Co. Ltd.	29,718
1,866	Daewoong Pharmaceutical Co. Ltd.	147,063
22,130	Daishin Securities Co. Ltd.	184,634
9,386	Daou Data Corp.	38,845
20,410	Daou Technology, Inc.	279,958
12,865	Dasan Networks, Inc.(b)	77,014
2,145	Daum Communications Corp.	178,961
3,090	DCM Corp.	33,937
72,790	DGB Financial Group, Inc.	1,166,561
3,331	Digitech Systems Co. Ltd.(b)	19,281
1,360	Dong Ah Tire & Rubber Co. Ltd.	22,693
140	Dong-A Socio Holdings Co. Ltd.	19,929
4,050	Dong-Ah Geological Engineering Co. Ltd.	33,332
5,230	Dongaone Co. Ltd.	16,271
330	Dongbang Transport Logistics Co. Ltd.	800
12,536	Dongbu HiTek Co. Ltd.(b)	71,499
Shares		Value
SOUTH KOREA (continued)
15,569	Dongbu Insurance Co. Ltd.	$696,440
12,350	Dongbu Securities Co. Ltd.	41,099
9,800	Dongbu Steel Co. Ltd.(b)	23,143
754	Dong-IL Corp.	36,465
841	Dongil Industries Co. Ltd.	41,782
5,286	Dongjin Semichem Co. Ltd.	21,378
11,110	Dongkook Industrial Co. Ltd.(b)	30,426
433	DongKook Pharmaceutical Co. Ltd.	14,430
2,076	Dongkuk Industries Co. Ltd.	6,938
4,172	Dongkuk Steel Mill Co. Ltd.	58,406
8,190	Dongkuk Structures & Construction Co. Ltd.	31,810
2,060	Dongsuh Co, Inc.	53,988
9,440	Dongsung Holdings Co. Ltd.	46,366
7,740	Dongwha Pharmaceutical Co. Ltd.	40,643
531	Dongwon F&B Co. Ltd.	54,314
496	Dongwon Industries Co. Ltd.	132,797
10,510	Dongyang Mechatronics Corp.	119,888
5,324	Doosan Corp.	712,711
17,120	Doosan Engine Co. Ltd.(b)	152,357
333	Doosan Heavy Industries & Construction Co. Ltd.	13,609
56,910	Doosan Infracore Co. Ltd.(b)	815,491
3,262	DRB Industrial Co. Ltd.	27,123
2,468	Duksan Hi-Metal Co. Ltd.(b)	48,743
2,470	Duzon Bizon Co. Ltd.	23,192
270	E1 Corp.	19,370
3,050	Eagon Industries Co. Ltd.(b)	37,092
9,342	Easy Bio, Inc.	40,908
4,200	ELK Corp.(b)	25,261
4,503	E-Mart Co. Ltd.	1,078,258
1,366	Eo Technics Co. Ltd.	55,632
23,624	Eugene Corp.	64,475
2,356	Eugene Technology Co. Ltd.	36,203
1,669	Fila Korea Ltd.	112,971
6,030	Foosung Co. Ltd.(b)	22,795
2,079	Fursys, Inc.	61,346
520	Gaon Cable Co. Ltd.	9,584
2,158	Global & Yuasa Battery Co. Ltd.	101,314
27,104	GNCO Co. Ltd.(b)	40,883
2,400	Golfzon Co. Ltd.	46,609
60,100	Grand Korea Leisure Co. Ltd.	2,192,666
1,018	Green Cross Corp.	125,720
9,290	Green Cross Holdings Corp.	115,605
2,863	GS Engineering & Construction Corp.	96,625
2,370	GS Global Corp.	21,628
33,465	GS Holdings	1,845,583
600	GS Home Shopping, Inc.	138,355
5,010	GSretail Co. Ltd.	138,386
384	Gwangju Shinsegae Co. Ltd.	94,846
7,310	Halla Corp.	36,731

49

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH KOREA (continued)
12,680	Halla Visteon Climate Control Corp.	$474,566
7,170	Han Kuk Carbon Co. Ltd.	60,226
10,549	Hana Financial Group, Inc.	406,744
1,900	Hanall Biopharma Co. Ltd.(b)	11,141
1,900	Handok, Inc.	30,988
9,530	Handsome Co. Ltd.	273,120
1,726	Hanil Cement Co. Ltd.	136,030
11,420	Hanil E-Wha Co. Ltd.	236,851
28,207	Hanjin Heavy Industries & Construction Co. Ltd.(b)	327,076
5,540	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	47,788
2,895	Hanjin Kal Corp.(b)	38,345
43,325	Hanjin Shipping Co. Ltd.(b)	316,539
8,350	Hanjin Shipping Holding Co. Ltd.(b)	41,957
49	Hankook Shell Oil Co. Ltd.	24,298
20,641	Hankook Tire Co. Ltd.	1,212,288
4,718	Hankook Tire Worldwide Co. Ltd.	116,310
680	Hankuk Paper Manufacturing Co. Ltd.	15,193
618	Hanmi Pharm Co. Ltd.(b)	75,156
2,563	Hanmi Science Co. Ltd.(b)	38,659
2,520	Hanmi Semiconductor Co. Ltd.	29,815
2,970	Hansae Co. Ltd.	47,458
3,830	Hansol Chemical Co. Ltd.	98,571
17,250	Hansol CSN Co. Ltd.	51,795
24,530	Hansol HomeDeco Co. Ltd.(b)	40,122
21,590	Hansol Paper Co.	250,348
1,590	Hansol Technics Co. Ltd.(b)	28,480
2,020	Hanssem Co. Ltd.	81,885
33,385	Hanwha Chemical Corp.	733,321
35,410	Hanwha Corp.	1,340,289
12,743	Hanwha Investment & Securities Co. Ltd.(b)	43,067
55,930	Hanwha Life Insurance Co. Ltd.	374,361
770	Hanwha Timeworld Co. Ltd.	23,664
2,720	Hanyang Securities Co. Ltd.	15,949
24,550	Heung-A Shipping Co. Ltd.	36,915
6,808	Hite Jinro Co. Ltd.	167,192
3,310	Hite Jinro Holdings Co. Ltd.	36,041
10,126	HMC Investment Securities Co. Ltd.	101,666
10,884	Hotel Shilla Co. Ltd.	702,856
104,698	Huchems Fine Chemical Corp.	2,358,974
9,061	Humax Co. Ltd.	107,203
3,050	Husteel Co. Ltd.	55,781
6,850	Huvis Corp.	66,191
83,915	Huvitz Co. Ltd.	1,467,474
7,800	Hwa Shin Co. Ltd.	94,122
439	Hwacheon Machine Tool Co. Ltd.	21,396
66,275	Hy-Lok Corp.	1,668,199
15,292	Hyosung Corp.	1,032,201
Shares		Value
SOUTH KOREA (continued)
5,770	Hyundai BNG Steel Co. Ltd.(b)	$75,610
4,120	Hyundai Corp.	128,950
7,551	Hyundai Department Store Co. Ltd.	1,203,035
33,280	Hyundai Development Co-Engineering & Construction	740,427
100	Hyundai Elevator Co. Ltd.(b)	5,675
4,090	Hyundai Engineering Plastics Co. Ltd.	26,219
17,750	Hyundai Greenfood Co. Ltd.	282,795
12,260	Hyundai Hy Communications & Networks Co. Ltd.	55,015
15,170	Hyundai Hysco Co. Ltd.	602,081
31,140	Hyundai Marine & Fire Insurance Co. Ltd.	890,972
4,120	Hyundai Merchant Marine Co. Ltd.(b)	53,406
387	Hyundai Mipo Dockyard	61,657
68,891	Hyundai Securities Co. Ltd.	437,084
3,841	Hyundai Wia Corp.	662,647
4,916	Hyunjin Materials Co. Ltd.	32,488
1,989	Hyvision System, Inc.(b)	30,845
6,050	Il Dong Pharmaceutical Co. Ltd.	67,587
9,780	Iljin Electric Co. Ltd.	56,610
803	Ilshin Spinning Co. Ltd.	83,650
266	Ilsung Pharmaceuticals Co. Ltd.	19,560
1,628	Ilyang Pharmaceutical Co. Ltd.	43,357
2,000	iMarketKorea, Inc.	47,608
37,510	Industrial Bank of Korea	433,182
1,718	Innox Corp.(b)	41,300
2,032	Interflex Co. Ltd.(b)	60,725
430	Intergis Co. Ltd.	2,886
8,362	Interpark Corp.	79,619
2,195	INTOPS Co. Ltd.	46,766
2,410	Inzi Controls Co. Ltd.	12,019
7,005	IS Dongseo Co. Ltd.(b)	108,633
6,310	ISU Chemical Co. Ltd.	98,152
10,380	IsuPetasys Co. Ltd.	68,988
2,800	Jahwa Electronics Co. Ltd.	55,696
24,959	JB Financial Group Co. Ltd.(b)	170,825
3,330	Jeil Pharmaceutical Co.	40,497
2,973	JW Pharmaceutical Corp.	43,162
24,810	Kangwon Land, Inc.	681,793
10,532	KC Tech Co. Ltd.	48,254
1,290	KCC Corp.	517,459
790	Keangnam Enterprises Ltd.(b)	2,532
1,783	KEPCO Engineering & Construction Co., Inc.	94,634
2,519	KEPCO Plant Service & Engineering Co. Ltd.	127,761
13,960	Keyang Electric Machinery Co. Ltd.	43,035
1,340	KG Chemical Corp.	22,107
1,884	KH Vatec Co. Ltd.(b)	48,044
1,110	KISCO Corp.	29,719

50

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH KOREA (continued)
6,150	Kishin Corp.	$46,382
4,345	KISWIRE Ltd.	151,353
2,472	KIWOOM Securities Co. Ltd.	129,572
16,788	Koentec Co. Ltd.(b)	32,603
431	Koh Young Technology, Inc.	12,860
87,860	Kolao Holdings	2,571,815
1,846	Kolon Corp.	34,545
21,230	Kolon Global Corp.(b)	77,455
6,139	Kolon Industries, Inc.	343,194
583	Kolon Life Science, Inc.	42,540
2,401	Komipharm International Co. Ltd.(b)	16,229
1,256	KONA I Co. Ltd.	39,074
5,420	Kook Soon Dang Brewery Co. Ltd.	32,088
4,850	Korea Aerospace Industries Ltd.	128,023
597	Korea Circuit Co. Ltd.(b)	7,598
3,220	Korea Electric Terminal Co. Ltd.	130,530
1,360	Korea Export Packaging Industrial Co. Ltd.	31,540
1,060	Korea Flange Co. Ltd.(b)	13,490
1,152	Korea Gas Corp.	69,397
24,360	Korea Investment Holdings Co. Ltd.	949,598
5,406	Korea Kolmar Co. Ltd.	116,707
2,603	Korea Kolmar Holdings Co. Ltd.	25,398
1,564	Korea Petrochemical Industrial Co. Ltd.(b)	109,845
1,600	Korea United Pharm, Inc.	16,140
1,584	Korea Zinc Co. Ltd.	462,918
18,202	Korean Air Lines Co. Ltd.(b)	584,283
35,058	Korean Reinsurance Co.	393,297
3,712	Kortek Corp.	53,541
4,310	KPF	28,442
787	KPX Chemical Co. Ltd.	51,564
3,560	KT Skylife Co., Ltd.	94,307
30,000	KTB Investment & Securities Co. Ltd.(b)	67,311
1,913	Kukdo Chemical Co. Ltd.	91,254
630	Kumho Electric Co. Ltd.	15,590
2,220	Kumho Petrochemical Co. Ltd.	217,657
16,550	Kumho Tire Co., Inc.(b)	193,467
1,030	Kunsul Chemical Industrial Co. Ltd.	28,014
30,090	Kwang Dong Pharmaceutical Co. Ltd.	206,793
9,282	Kyobo Securities Co.	39,858
1,380	Kyung Dong Navien Co. Ltd.	23,613
92	Kyungbang Ltd.(b)	10,017
17,150	Kyung-In Synthetic Corp.	69,683
13,569	LB Semicon, Inc.(b)	27,311
860	LEENO Industrial, Inc.	17,269
3,960	LG Fashion Corp.	121,329
1,171	LG Hausys Ltd.	141,856
5,520	LG InnoTek Co. Ltd.(b)	445,971
15,154	LG International Corp.	425,726
Shares		Value
SOUTH KOREA (continued)
909	LG Life Sciences Ltd.(b)	$40,276
106,470	LG Uplus Corp.(b)	1,219,524
19,400	LIG Insurance Co. Ltd.	482,828
6,250	Livart Furniture Co. Ltd.	62,161
1,800	Lock & Lock Co. Ltd.	46,920
1,169	Lotte Chemical Corp.	239,696
497	Lotte Chilsung Beverage Co. Ltd.	737,945
536	Lotte Confectionary Co. Ltd.	919,146
314	Lotte Food Co. Ltd.	193,891
2,142	LOTTE Himart Co. Ltd.	168,614
9,473	Lotte Non-Life Insurance Co. Ltd.(b)	26,836
8,813	LS Corp.	658,846
2,821	LS Industrial Systems Co. Ltd.	176,853
8,889	Lumens Co. Ltd.(b)	79,861
39,012	Macquarie Korea Infrastructure Fund	242,733
1,074	Macrogen, Inc.(b)	30,678
326	Maeil Dairy Industry Co. Ltd.	13,476
3,135	Mando Corp.	422,630
380	Medy-Tox, Inc.	62,691
1,381	MegaStudy Co. Ltd.	96,471
16,030	Meritz Finance Group, Inc.	82,360
23,309	Meritz Fire & Marine Insurance Co. Ltd.	328,512
112,180	Meritz Securities Co. Ltd.	177,669
44	Mi Chang Oil Industrial Co. Ltd.	3,256
11,680	Mirae Asset Securities Co. Ltd.	394,197
10,335	MK Electron Co. Ltd.	45,890
6,602	MNTech Co. Ltd.	47,862
19,700	Moorim P&P Co. Ltd.	116,074
7,820	Moorim Paper Co. Ltd.(b)	17,656
8,590	Motonic Corp.	77,174
1,150	Muhak Co. Ltd.	20,815
4,750	Namhae Chemical Corp.	32,465
46	Namyang Dairy Products Co. Ltd.	37,598
2,740	National Plastic Co.	13,535
2,862	NCSoft Corp.	554,458
5,453	Neowiz Games Corp.(b)	88,934
933	Neowiz Holdings Corp.(b)	9,851
3,138	Nexen Corp.(d)	220,687
8,260	Nexen Tire Corp.	123,812
9,100	NH Investment & Securities Co. Ltd.	41,178
4,200	NICE Holdings Co. Ltd.	51,275
6,790	NK Co. Ltd.	23,716
799	Nong Shim Holdings Co. Ltd.	57,322
2,181	NongShim Co. Ltd.	528,416
800	Noroo Holdings Co. Ltd.	14,707
5,249	OCI Co. Ltd.	950,090
2,138	OCI Materials Co. Ltd.	66,916
828	OPTRON-TEC, Inc.(b)	8,977
804	Orion Corp.	784,483
1,987	Osstem Implant Co. Ltd.(b)	50,764

51

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH KOREA (continued)
515	Ottogi Corp.	$166,286
2,770	Paik Kwang Industrial Co. Ltd.	9,819
22,380	PaperCorea, Inc.(b)	16,921
4,525	Paradise Co. Ltd.	116,031
7,561	Partron Co. Ltd.	122,245
12,196	Poongsan Corp.	339,177
2,723	Poongsan Holdings Corp.	72,134
344	POSCO Chemtech Co. Ltd.	42,321
7,672	Posco ICT Co. Ltd.	59,235
1,991	Posco M-Tech Co. Ltd.	13,289
1,940	Posco Plantec Co. Ltd.(b)	16,917
4,462	Power Logics Co. Ltd.(b)	21,621
8,538	PSK, Inc.(b)	81,295
450	Pulmuone Holdings Co. Ltd.	22,230
112,293	Pyeong Hwa Automotive Co. Ltd.	2,604,202
13,621	S&T Dynamics Co. Ltd.	182,341
3,150	S&T Holdings Co. Ltd.	58,798
4,800	S&T Motiv Co. Ltd.	135,753
3,832	S1 Corp.	228,674
1,110	Sajo Industries Co. Ltd.(b)	30,922
4,770	Sam Young Electronics Co. Ltd.	42,495
3,017	Sam Yung Trading Co. Ltd.	48,209
480	Samchully Co. Ltd.	59,279
1,220	SAMHWA Paints Industrial Co. Ltd.	10,616
23,040	Samick Musical Instruments Co. Ltd.(b)	39,640
4,310	Samick THK Co. Ltd.	32,140
5,671	Samjin Pharmaceutical Co. Ltd.	72,174
670	Samkwang Glass Co. Ltd.	33,539
590	Samlip General Foods Co. Ltd.	27,644
6,550	Samsung Fine Chemicals Co. Ltd.	296,394
12,457	Samsung SDI Co. Ltd.	2,078,613
20,297	Samsung Securities Co. Ltd.	900,282
4,627	Samsung Techwin Co. Ltd.	252,560
1,040	Samyang Foods Co. Ltd.(b)	23,923
412	Samyang Genex Co. Ltd.	33,442
3,916	Samyang Holdings Corp.	326,718
19,700	Samyoung Chemical Co. Ltd.	45,501
10,570	Savezone I&C Corp.	46,635
21,510	SBS Media Holdings Co. Ltd.	93,685
28,160	SBW(b)	20,494
7,830	Seah Besteel Corp.	204,839
485	SeAH Holdings Corp.	44,945
1,408	SeAH Steel Corp.	119,861
5,840	Sebang Co. Ltd.	105,156
35,374	Seegene, Inc.(b)	1,927,520
5,490	Sejong Industrial Co. Ltd.	86,173
140	Sempio Foods Co.	2,824
3,728	S-Energy Co. Ltd.	44,986
3,221	Seobu T&D(b)	64,071
44,667	Seohee Construction Co. Ltd.(b)	28,171
3,989	Seoul Semiconductor Co. Ltd.	166,216
Shares		Value
SOUTH KOREA (continued)
7,340	Seowon Co. Ltd.	$12,871
2,690	Sewon Cellontech Co. Ltd.(b)	7,468
1,675	SFA Engineering Corp.	71,374
50,350	SG Corp.(b)	33,226
14,720	Shin Poong Pharmaceutical Co. Ltd.	70,773
2,084	Shinsegae Co. Ltd.	525,543
26,713	Shinsung Solar Energy Co. Ltd.(b)	29,968
22,990	Shinsung Tongsang Co. Ltd.(b)	23,841
15,480	Shinwon Corp.(b)	18,242
2,240	Shinyoung Securities Co. Ltd.	88,270
11,434	Signetics Corp.(b)	27,379
2,162	Silicon Works Co. Ltd.	48,916
2,200	Silla Co. Ltd.	60,665
6,723	Simm Tech Co. Ltd.	49,943
3,870	SIMPAC, Inc.	23,021
971	Sindoh Co. Ltd.	64,077
2,720	SJM Co. Ltd.	26,668
71,993	SK Broadband Co. Ltd.(b)	307,790
2,799	SK C&C Co. Ltd.	302,131
5,115	SK Chemicals Co. Ltd.	250,265
5,137	SK Communications Co. Ltd.(b)	25,764
1,852	SK Gas Ltd.	130,770
8,402	SK Holdings Co. Ltd.	1,524,756
4,930	SK Networks Co. Ltd.	30,953
164,110	SK Securities Co. Ltd.(b)	124,233
8,900	SKC Co. Ltd.	270,167
5,580	SL Corp.	77,854
5,310	Songwon Industrial Co. Ltd.	57,317
23,409	Soulbrain Co. Ltd.	1,169,622
9,930	Ssangyong Cement Industrial Co. Ltd.(b)	55,325
18,069	STS Semiconductor & Telecommunications(b)	67,626
20,638	STX Corp. Co. Ltd.	34,729
32,420	STX Pan Ocean Co. Ltd(b)	34,537
2,270	Suheung Capsule Co. Ltd.	80,999
579	Sun Kwang Co. Ltd.	9,771
3,202	Sung Kwang Bend Co. Ltd.	87,691
2,100	Sungchang Enterprise Holdings Ltd.(b)	35,041
5,670	Sungshin Cement Co. Ltd.(b)	29,934
16,513	Sungwoo Hitech Co. Ltd.	256,082
214	Sunjin Co. Ltd.	4,317
422	Suprema, Inc.(b)	9,568
6,520	Tae Kyung Industrial Co. Ltd.	28,828
245	Taekwang Industrial Co. Ltd.	302,569
2,079	Taewoong Co. Ltd.(b)	62,032
23,300	Taeyoung Engineering & Construction Co. Ltd.	125,643
16,710	Tailim Packaging Industrial Co. Ltd.	40,958
2,386	TCC Steel	8,210
16,216	Tera Resource Co. Ltd.(b)(c)(d)	7,277
16,250	TK Chemical Corp.(b)	25,660

52

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SOUTH KOREA (continued)
20,170	TONGYANG Life Insurance	$213,917
200	TONGYANG Moolsan Co. Ltd.	1,769
5,875	Top Engineering Co. Ltd.(b)	26,086
1,970	TS Corp.	52,001
1,709	Uju Electronics Co. Ltd.	30,611
2,047	Unid Co. Ltd.	128,329
250	Union Steel	3,641
1,880	Visang Education, Inc.	21,977
5,350	Whanin Pharmaceutical Co. Ltd.	55,480
40,830	Willbes & Co. (The)(b)	41,571
5,906	Wonik IPS Co. Ltd.(b)	48,885
6,197	Woongjin Chemical Co. Ltd.(b)	55,500
23,490	Woongjin Energy Co. Ltd.(b)	47,722
9,260	Woongjin Thinkbig Co. Ltd.(b)	52,902
12,750	Wooree ETI Co. Ltd.	36,841
6,008	Woori Financial Co. Ltd.	125,456
69,483	Woori Investment & Securities Co. Ltd.	733,641
1,620	Y G-1 Co. Ltd.	18,708
1,080	YESCO Co. Ltd.	35,584
9,270	Yoosung Enterprise Co. Ltd.	44,307
6,970	Youlchon Chemical Co. Ltd.	81,807
18,290	Young Heung Iron & Steel Co. Ltd.	39,141
345	Young Poong Corp.	458,591
4,080	Young Poong Precision Corp.	38,425
4,952	Youngone Corp.	167,595
2,598	Youngone Holdings Co. Ltd.	157,974
1,184	Yuhan Corp.	208,728
		91,776,778
SPAIN — 0.5%
25,804	Abengoa SA	79,986
43,220	Abengoa SA - B Shares	104,865
9,663	Acciona SA	613,097
40,068	Acerinox SA	528,520
20,763	ACS Actividades de Construccion y Servicios SA	681,519
2,892	Adveo Group International SA	54,148
20,739	Almirall SA	310,025
7,185	Atresmedia Corp. de Medios de Comunicaion SA	120,480
3,330	Azkoyen SA(b)	8,771
1,745,992	Banco de Sabadell SA	4,480,489
283,263	Banco Popular Espanol SA(b)	1,612,250
3,426	Banco Santander SA	30,417
83	Banco Santander SA(b)(d)	737
167,120	Bankinter SA	1,020,405
1,315	Baron de Ley(b)	110,519
18,045	Bolsas y Mercados Espanoles SA	675,361
20,024	Caja de Ahorros del Mediterraneo(b)(c)(d)	0
16,842	Cie Automotive SA	182,938
485	Construcciones y Auxiliar de Ferrocarriles SA	252,111
Shares		Value
SPAIN (continued)
332,485	Deoleo SA(b)	$189,602
113,832	Distribuidora Internacional de Alimentacion SA	1,040,625
8,393	Duro Felguera SA	54,927
26,493	Ebro Foods SA	598,557
158,336	EDP Renovaveis SA(b)	872,610
9,048	Elecnor SA	132,555
95,049	Enagas SA	2,541,058
68,381	Ence Energia y Celulosa SA	274,820
25,768	Ercros SA(b)	19,697
46,121	Faes Farma SA	166,259
12,842	Fluidra SA	43,939
11,950	Fomento de Construcciones y Contratas SA(b)	275,503
116,565	Gamesa Corp. Tecnologica SA(b)	1,130,024
31,966	Grupo Catalana Occidente SA	1,082,880
37,122	Grupo Ezentis SA(b)	20,816
2,010	Iberpapel Gestion SA	41,755
46,815	Indra Sistemas SA	773,565
893	Inmobiliaria Colonial SA(b)	1,474
5,819	Laboratorios Farmaceuticos Rovi SA	70,159
124,222	Mapfre SA	499,917
51,556	Mediaset Espana Comunicacion SA(b)	630,004
11,410	Melia Hotels International SA	129,513
2,756	Miquel y Costas & Miquel SA	104,887
54,285	NH Hoteles SA(b)	283,767
34,034	Obrascon Huarte Lain SA	1,427,884
13,901	Papeles y Cartones de Europa SA	74,647
9,252	Pescanova SA(b)(c)(d)	0
1,765	Prim SA	13,564
147,552	Promotora de Informaciones SA - Class A(b)	75,127
1,096,094	Prosegur Cia de Seguridad SA	6,518,434
26,928	Red Electrica Corp. SA	1,678,544
64,394	Sacyr SA(b)	347,364
2,247	Tecnicas Reunidas SA	115,781
41,405	Tubacex SA	159,659
34,984	Tubos Reunidos SA	87,399
8,830	Vidrala SA	378,372
15,581	Viscofan SA	827,062
25,837	Zardoya Otis SA	450,080
30,974	Zeltia SA(b)	107,240
		34,106,708
SWEDEN — 0.8%
11,929	AarhusKarlshamn AB	705,978
24,738	Acando AB	48,674
3,083	AddNode Group AB	17,841
2,555	AddTech AB - Class B	116,512
307,610	AF AB - B Shares(d)	9,731,414
2,158	Arise AB(b)	7,893
794	Atrium Ljungberg AB - B Shares	10,826

53

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SWEDEN (continued)
1,644	Avanza Bank Holding AB	$52,897
8,149	Axfood AB	421,909
14,516	Axis Communications AB	501,336
5,502	B&B Tools AB - Class B	75,355
2,816	Beijer AB G&L - Class B	59,101
6,098	Beijer Alma AB	159,507
2,038	Beijer Electronics AB	21,465
11,117	Betsson AB	349,977
17,184	Bilia AB - A Shares	416,338
103,419	BillerudKorsnas AB	1,214,525
4,165	BioGaia AB - Class B	142,046
24,799	Biotage AB	38,652
1,759	Bjoern Borg AB	7,845
293,940	Boliden AB	4,186,798
42,950	Bure Equity AB	166,364
11,928	Byggmax Group AB	89,643
18,040	Castellum AB	276,723
2,600	Catena AB	41,227
5,320	Clas Ohlson AB - Class B	83,740
10,828	Concordia Maritime AB - Class B	19,300
19,770	CyberCom Group AB(b)	7,231
13,655	Duni AB	153,828
55,809	Electrolux AB - Class B	1,377,989
123,512	Elekta AB - Class B	1,822,169
1,207	Enea AB	10,105
53,430	Eniro AB(b)	232,930
15,073	Fabege AB	173,524
741	Fagerhult AB	22,756
6,050	Fastighets AB Balder - Class B(b)	53,451
96,813	Getinge AB - Class B	3,070,203
25,488	Gunnebo AB	146,319
28,421	Haldex AB	206,138
11,372	Hexpol AB	854,648
8,094	HIQ International AB	46,965
440	HMS Networks AB	9,829
26,976	Holmen AB - Class B	896,279
7,179	Hufvudstaden AB - Class A	94,002
22,054	Husqvarna AB - Class A	129,498
139,162	Husqvarna AB - Class B	818,644
24,085	ICA Gruppen AB(b)	728,120
11,328	Industrial & Financial Systems - Class B	260,472
5,489	Indutrade AB	214,730
31,357	Intrum Justitia AB	834,729
39,593	JM AB	1,130,347
18,518	KappAhl AB(b)	109,450
264	Karolinska Development AB - Class B(b)	1,357
6,105	Klovern AB	27,133
18,031	KNOW IT AB	153,735
14,357	Kungsleden AB	105,461
2,706	Lagercrantz AB - Class B	46,979
21,175	Lindab International AB(b)	206,357
31,173	Loomis AB - Class B	748,050
Shares		Value
SWEDEN (continued)
75,113	Lundin Petroleum AB(b)	$1,550,932
139,081	Meda AB - Class A	1,562,503
2,363	Medivir AB - Class B(b)	30,996
7,277	Mekonomen AB	240,319
29,549	Micronic Mydata AB(b)	59,280
5,182	Modern Times Group AB - Class B	282,929
1,715	MQ Holding AB	4,764
2,499	Munksjo Oyj(b)	15,947
1,241	NCC AB - A Shares	38,877
39,737	NCC AB - B Shares	1,223,988
2,159	Nederman Holding AB	55,640
3,937	Net Entertainment NE AB - B shares	76,248
49,418	New Wave Group AB - Class B	280,643
11,629	Nibe Industrier AB - Class B	223,067
61,798	Nobia AB	538,821
8,614	Nolato AB - Class B	175,801
17,542	Nordnet AB - Class B	74,986
3,858	Orexo AB(b)	77,398
76,747	Peab AB	451,833
54,154	Pricer AB - Class B	61,006
1,152	Proact IT Group AB	12,622
23,300	Proffice AB - Class B	88,813
82,544	Ratos AB - Class B	715,248
4,226	ReadSoft AB - Class B	12,782
8,898	Rezidor Hotel Group AB(b)	50,669
30,024	Saab AB - Class B	602,329
1,150	Sagax AB - Class B	4,188
91,584	SAS AB(b)	275,598
4,652	Sectra AB - Class B(b)	49,355
72,775	Securitas AB - Class B	831,066
5,219	Semcon AB	56,982
39,832	Skanska AB - Class B	767,744
6,034	SkiStar AB	80,546
128,873	SSAB AB - Class A	849,601
8,924	Sweco AB - Class B	112,926
15,079	Swedish Match AB	497,510
21,190	Swedish Orphan Biovitrum AB(b)	202,742
2,770	Systemair AB	48,838
196,393	Tele2 AB - B Shares	2,370,033
7,542	TradeDoubler AB(b)	20,833
95,263	Trelleborg AB - Class B	1,800,868
3,694	Vitrolife AB	45,177
8,602	Wallenstam AB - Class B	119,538
6,774	Wihlborgs Fastigheter AB	117,081
		50,416,381
SWITZERLAND — 1.5%
679	Acino Holding AG(b)	85,983
12,835	Actelion Ltd.	993,728
564	Advanced Digital Broadcast Holdings SA(b)	10,505
9,604	AFG Arbonia-Forster Holding AG(b)	333,946

54

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SWITZERLAND (continued)
185,000	Allied World Assurance Co. Holdings AG	$20,033,650
8,646	Allreal Holding AG	1,188,247
55	Alpiq Holding AG	7,274
934	ALSO Holding AG	48,844
314	APG SGA SA	83,055
45,586	Aryzta AG	3,406,327
4,837	Ascom Holding AG	71,434
1,374	Autoneum Holding AG	183,230
1,807	Bachem Holding AG - Class B	103,559
32,904	Baloise Holding AG	3,829,462
1,857	Bank Coop AG	97,521
277	Banque Cantonale de Geneve	70,826
2,108	Banque Cantonale Vaudoise	1,173,241
6	Banque Privee Edmond de Rothschild SA	104,976
728	Barry Callebaut AG	760,615
215	Basilea Pharmaceutica	23,458
1,631	Basler Kantonalbank	137,063
99	Belimo Holding AG	255,315
39	Bell AG	95,421
1,916	Berner Kantonalbank AG	477,443
1,473	Bobst Group AG(b)	51,949
1,198	Bossard Holding AG	243,733
3,886	Bucher Industries AG	1,078,195
23,299	Burckhardt Compression Holding AG(d)	9,333,980
36	Carlo Gavazzi Holding AG	8,257
48	Centralschweizerische Kraftwerke AG	15,341
178	Cham Paper Holding AG	47,023
1,088	Charles Voegele Holding AG - Class A(b)	14,029
131	Cicor Technologies	4,671
40	Cie Financiere Tradition SA	2,160
154,090	Clariant AG	2,717,187
34,335	Coca-Cola HBC AG - CDI	992,058
1,178	Coltene Holding AG	60,890
35	Conzzeta AG	72,750
2,750	Daetwyler Holding AG	350,058
3,496	Dufry AG(b)	565,232
1,896	EFG International AG	27,896
1,140	Emmi AG	327,922
2,683	EMS-Chemie Holding AG	978,015
4,343	Energiedienst Holding AG	148,380
2,933	Flughafen Zuerich AG	1,625,943
530	Forbo Holding AG	415,892
1,617	Galenica AG	1,430,145
89,347	GAM Holding AG	1,673,995
1,495	Gategroup Holding AG(b)	39,214
8,060	Geberit AG	2,409,961
3,379	Georg Fischer AG	2,331,244
598	Givaudan SA	848,872
284	Gurit Holding AG	132,007
4,832	Helvetia Holdings AG	2,280,602
4,946	Highlight Communications AG	25,405
Shares		Value
SWITZERLAND (continued)
1,239	Huber & Suhner AG	$67,730
5,293	Implenia AG	356,133
249	Inficon Holding AG	77,662
236,028	Informa Plc	2,117,428
136	Interroll Holding AG	65,463
104	Intershop Holdings AG	37,710
178,605	Julius Baer Group Ltd.	8,777,205
1	Jungfraubahn Holding AG	72
821	Kaba Holding AG - Class B(b)	351,301
1,015	Kardex AG	44,019
2,133	Komax Holding AG	291,499
11,473	Kudelski SA(b)	158,689
836	Kuoni Reisen Holding AG	353,804
161	LEM Holding SA	118,796
15	Lindt & Spruengli AG	754,505
13,174	Logitech International SA	134,883
16,086	Lonza Group AG	1,437,785
1,434	Luzerner Kantonalbank AG	572,114
16	Mch Group AG	1,067
52	Metall Zug AG - Class B	124,821
24,650	Meyer Burger Technology AG(b)	289,329
20,313	Micronas Semiconductor Holding AG	166,561
677	Mikron Holding AG	3,962
9,148	Mobilezone Holding AG	94,772
3,918	Mobimo Holding AG	820,433
726	Nobel Biocare Holding AG	12,002
111,727	OC Oerlikon Corp AG(b)	1,563,821
417	Orell Fuessli Holding AG(b)	41,914
1,137	Orior AG	63,908
3,289	Panalpina Welttransport Holding AG	492,616
3,238	Partners Group Holding AG	838,986
281	Phoenix Mecano AG	168,163
3,798	PSP Swiss Property AG	326,494
78	PubliGroupe SA	7,737
352	Rieter Holding AG	73,826
154	Romande Energie Holding SA	192,638
78	Schaffner Holding AG	21,706
129,528	Schmolz & Bickenbach AG(b)	164,167
472	Schweiter Technologies AG	316,799
8,630	Schweizerische National-Versicherungs-Gesellsschaft AG	426,578
845	Siegfried Holding AG	139,320
894	Sika AG	2,818,906
120	Societa Elettrica Sopracenerina SA	19,706
4,882	Sonova Holding AG	635,437
1,426	St. Galler Kantonalbank AG	580,710
308,724	STMicroelectronics NV	2,387,601
78	Straumann Holding AG	15,525
12,312	Sulzer AG	1,928,181
14,784	Swiss Life Holding AG	2,937,736
121,186	Swisslog Holding AG	141,574

55

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
SWITZERLAND (continued)
2,762	Swissquote Group Holding SA	$113,086
955	Tamedia AG	113,566
2,356	Tecan Group AG	246,674
5,017	Temenos Group AG	128,003
1,732	U-Blox AG	156,526
43	Valartis Group AG	879
4,581	Valiant Holding AG	428,136
2,156	Valora Holding AG	532,020
380	Vaudoise Assurances Holding SA	160,925
47	Vetropack Holding AG	93,860
19,524	Vontobel Holding AG	782,165
3	Walliser Kantonalbank	2,510
1,950	Walter Meier AG	124,111
915	Ypsomed Holding AG	58,489
3,700	Zehnder Group AG	174,326
1,427	Zueblin Immobilien Holding AG(b)	3,208
52	Zug Estates Holding AG - B Shares	67,454
31	Zuger Kantonalbank AG	162,149
		100,710,010
TAIWAN — 1.2%
65,000	Ability Enterprise Co. Ltd.	49,005
66,000	AcBel Polytech, Inc.	66,720
169,000	Accton Technology Corp.	92,325
1,162,000	Acer, Inc.(b)	759,387
62,000	Achem Technology Corp.	35,664
79,497	Action Electronics Co. Ltd.(b)	16,803
43,000	A-DATA Technology Co. Ltd.	126,748
18,400	Adlink Technology, Inc.	34,195
54,060	Advancetek Enterprise Co. Ltd.	64,770
79,637	Advantech Co. Ltd.	510,954
183,027	AGV Products Corp.(b)	59,806
20,000	ALI Corp.	21,716
18,000	Alltek Technology Corp.	12,713
136,000	Alpha Networks, Inc.	88,415
147,215	Altek Corp.	111,992
120,000	Ambassador Hotel (The)	119,471
18,000	AMPOC Far-East Co. Ltd.	15,317
161,830	AmTRAN Technology Co. Ltd.	103,555
32,000	Anpec Electronics Corp.	22,111
52,000	APCB, Inc.	32,390
22,552	Apex Biotechnology Corp.	60,104
36,036	Apex Science & Engineering	20,422
114,700	Ardentec Corp.	76,910
83,427	Arima Communications Corp.(b)	42,594
155,000	Asia Optical Co., Inc.(b)	153,525
113,000	Asia Polymer Corp.	99,040
103,100	Asia Vital Components Co. Ltd.	59,833
9,000	ASROCK, Inc.	30,265
11,000	Aten International Co. Ltd.	28,717
12,000	AU Optronics Corp.(b)	3,974
56,000	Audix Corp.	59,470
Shares		Value
TAIWAN (continued)
19,000	Aurora Corp.	$39,708
13,000	AV Tech Corp.	39,248
47,270	Avermedia Technologies, Inc.	23,008
9,000	Avision, Inc.(b)	3,508
28,000	AVY Precision Technology, Inc.	47,748
17,850	Awea Mechantronic Co. Ltd.	21,508
138,431	Bank of Kaohsiung	44,715
13,000	Basso Industry Corp.	15,067
1,293,350	BES Engineering Corp.	396,200
48,000	Biostar Microtech International Corp.	17,563
62,000	C Sun Manufacturing Ltd.	43,895
390,781	Capital Securities Corp.	133,677
117,000	Carnival Industrial Corp.	35,284
7,000	Cathay Chemical Works	4,170
226,000	Cathay No. 1 REIT	153,387
23,000	Cathay No. 2 REIT	13,269
189,000	Cathay Real Estate Development Co. Ltd.	131,878
38,760	Central Reinsurance Co. Ltd.	17,481
47,000	ChainQui Construction Development Co. Ltd.	34,235
179,000	Champion Building Materials Co. Ltd.(b)	80,423
10,366	Chang Wah Electromaterials, Inc.	28,226
127,000	Charoen Pokphand Enterprise	66,570
19,000	Chaun-Choung Technology Corp.	36,668
13,000	CHC Resources Corp.	26,461
811,920	Cheng Loong Corp.	384,135
169,797	Cheng Uei Precision Industry Co. Ltd.	356,013
19,000	Chenming Mold Industry Corp.(b)	15,521
41,000	Chia Chang Co. Ltd.	53,309
380,659	Chia Hsin Cement Corp.(b)	194,349
182,028	Chicony Electronics Co. Ltd.	452,909
120,120	Chien Kuo Construction Co. Ltd.	57,853
11,960	Chilisin Electronics Corp.	11,480
1,096,744	China Airlines Ltd.(b)	397,567
103,000	China Chemical & Pharmaceutical Co. Ltd.	87,997
984,000	China Development Financial Holding Corp.	293,731
14,000	China Ecotek Corp.	37,455
48,000	China Electric Manufacturing Corp.	22,873
268,180	China General Plastics Corp.	165,676
22,000	China Glaze Co. Ltd.	10,633
816,685	China Life Insurance Co. Ltd.	800,576
1,005,505	China Man-Made Fiber Corp.(b)	427,809
59,978	China Metal Products	89,111
521,391	China Motor Corp.	498,684

56

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TAIWAN (continued)
716,881	China Petrochemical Development Corp.	$359,911
42,114	China Steel Chemical Corp.	252,287
37,000	China Steel Structure Co. Ltd.	45,967
194,616	China Synthetic Rubber Corp.	188,459
96,000	China Wire & Cable Co. Ltd.(b)	44,929
28,000	Chinese Maritime Transport Ltd.	36,120
96,883	Chin-Poon Industrial Co. Ltd.	161,584
106,000	Chipbond Technology Corp.	214,313
33,574	Chong Hong Construction Co.	110,163
35,876	Chroma ATE, Inc.	76,442
92,000	Chun Yu Works & Co. Ltd.(b)	34,916
338,779	Chun Yuan Steel	129,725
79,000	Chung Hsin Electric & Machinery Manufacturing Corp.	61,577
156,339	Chung Hung Steel Corp.(b)	44,806
224,240	Chung Hwa Pulp Corp.(b)	72,280
228,000	Chunghwa Picture Tubes Ltd.(b)	12,494
153,348	Clevo Co.	326,222
940,000	CMC Magnetics Corp.(b)	158,696
48,300	CoAsia Microelectronics Corp.	26,386
127,182	Collins Co. Ltd.	47,402
87,150	Compal Communications, Inc.	149,504
643,000	Compal Electronics, Inc.	503,378
810,000	Compeq Manufacturing Co. Ltd.	409,418
191,689	Continental Holdings Corp.	69,813
326,000	Coretronic Corp.	286,281
39,560	Cosmos Bank Taiwan(b)	19,726
36,000	Coxon Precise Industrial Co. Ltd.	63,350
203,838	CTCI Corp.	356,618
11,660	Cyberlink Corp.	33,973
10,000	Cyberpower Systems, Inc.	19,265
15,460	CyberTAN Technology, Inc.	17,655
76,000	DA CIN Construction Co. Ltd.	67,516
169,000	Darfon Electronics Corp.	127,989
66,201	Delpha Construction Co. Ltd.	26,927
24,000	Depo Auto Parts Industrial Co. Ltd.	84,140
17,000	DFI, Inc.	18,690
90,712	D-Link Corp.	54,959
62,183	Dynamic Electronics Co. Ltd.(b)	24,340
14,000	Dynapack International Technology Corp.	39,933
3,376,078	E.Sun Financial Holding Co. Ltd.	2,258,035
462,000	Eastern Media International Corp.(b)(c)	76,267
87,675	Eclat Textile Co. Ltd.	965,396
102,448	Edimax Technology Co. Ltd.	45,680
11,000	Edom Technology Co. Ltd.	5,317
34,320	Elan Microelectronics Corp.	51,983
14,000	E-LIFE MALL Corp.	32,118
Shares		Value
TAIWAN (continued)
21,000	Elite Advanced Laser Corp.	$51,250
64,967	Elite Material Co. Ltd.	53,735
38,000	Elite Semiconductor Memory Technology, Inc.	50,055
284,789	Elitegroup Computer Systems Co. Ltd.	122,622
39,000	ENG Electric Co. Ltd.	32,655
160,000	Entie Commercial Bank	82,234
36,000	Episil Technologies, Inc.(b)	12,499
214,000	Epistar Corp.	372,212
210,492	Eternal Chemical Co. Ltd.	192,369
111,000	E-Ton Solar Tech Co. Ltd.(b)	68,762
28,000	Etron Technology, Inc.(b)	13,581
676,609	Eva Airways Corp.(b)	376,540
40,000	Everest Textile Co. Ltd.(b)	11,722
148,000	Evergreen International Storage & Transport Corp.	100,499
659,197	Evergreen Marine Corp. Taiwan Ltd.(b)	388,165
126,152	Everlight Chemical Industrial Corp.	116,579
51,643	Everlight Electronics Co. Ltd.	97,733
1,000	Everspring Industry Co. Ltd.(b)	594
59,373	Excelsior Medical Co. Ltd.	131,358
400,865	Far Eastern Department Stores Ltd.	431,162
1,065,422	Far Eastern International Bank	442,422
34,797	Faraday Technology Corp.	39,677
43,000	Farglory F T Z Investment Holding Co. Ltd.(b)	32,931
133,000	Farglory Land Development Co. Ltd.	244,003
304,469	Federal Corp.	239,911
143,320	Feng Hsin Iron & Steel Co.	261,473
37,656	Feng TAY Enterprise Co. Ltd.	98,820
19,000	First Copper Technology Co. Ltd.(b)	6,176
54,821	First Hotel	35,267
119,000	First Insurance Co. Ltd.	78,781
186,256	First Steamship Co. Ltd.	128,695
57,643	FLEXium Interconnect, Inc.	179,721
8,351	Flytech Technology Co. Ltd.	30,983
13,000	Formosa Advanced Technologies Co. Ltd.	8,031
214,000	Formosa Epitaxy, Inc.(b)	130,383
11,826	Formosa International Hotels Corp.	142,293
48,203	Formosa Oilseed Processing	23,298
729,000	Formosa Taffeta Co. Ltd.	906,923
347,000	Formosan Rubber Group, Inc.	328,935
187,628	Formosan Union Chemical	90,048
33,000	Fortune Electric Co. Ltd.	20,611
70,811	Founding Construction & Development Co. Ltd.	46,517
86,000	Froch Enterprise Co. Ltd.(b)	28,101
100,022	FSP Technology, Inc.	92,602
35,000	Fubon No. 1 REIT	20,216

57

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TAIWAN (continued)
89,000	Fubon No. 2 REIT	$41,411
57,800	Fullerton Technology Co. Ltd.	47,512
93,422	Fulltech Fiber Glass Corp.(b)	37,840
115,549	Fwusow Industry Co. Ltd.	71,187
47,000	G Shank Enterprise Co. Ltd.	29,116
128,101	Gemtek Technology Corp.	124,702
2,982	Genius Electronic Optical Co. Ltd.	12,129
6,228	GeoVision, Inc.	40,807
180,000	Getac Technology Corp.	99,253
512,143	Giant Manufacturing Co. Ltd.	3,843,753
5,000	Giantplus Technology Co. Ltd.(b)	1,511
154,781	Gigabyte Technology Co. Ltd.	172,801
176,000	Ginko International Co. Ltd.	3,360,711
180,297	Gintech Energy Corp.(b)	194,231
115,133	Global Brands Manufacture Ltd.(b)	41,148
23,000	Global Lighting Technologies, Inc.	23,329
102,000	Globe Union Industrial Corp.(b)	77,421
156,250	Gloria Material Technology Corp.	107,164
293,770	Gold Circuit Electronics Ltd.(b)	76,593
394,852	Goldsun Development & Construction Co. Ltd.	163,292
19,845	Good Will Instrument Co. Ltd.	12,192
7,000	Gourmet Master Co. Ltd.	46,699
886,000	Grand Pacific Petrochemical	684,566
19,000	Grape King Bio Ltd.	91,833
59,000	Great China Metal Industry	69,986
66,000	Great Taipei Gas Co. Ltd.	49,872
163,036	Great Wall Enterprise Co. Ltd.	146,779
55,353	Green Energy Technology, Inc.(b)	49,080
27,000	GTM Corp.(b)	14,612
606,000	HannStar Display Corp.(b)	203,172
119,115	HannsTouch Solution, Inc.(b)	38,679
168,000	Hey Song Corp.(c)	192,706
145,188	Highwealth Construction Corp.	313,311
69,620	Hitron Technology, Inc.	37,322
23,109	Hiwin Technologies Corp.	182,484
299,720	Ho Tung Chemical Corp.	146,394
139,000	Hocheng Corp.(b)	53,462
28,800	Holiday Entertainment Co. Ltd.	35,045
86,135	Holy Stone Enterprise Co. Ltd.(c)(d)	84,876
62,000	Hong Tai Electric Industrial	21,103
111,000	Horizon Securities Co. Ltd.	33,739
12,000	Howarm Construction Co. Ltd.(b)	7,270
122,678	Hsin Kuang Steel Co. Ltd.	78,293
63,326	Hsing TA Cement Co.	23,925
316,000	HUA ENG Wire & Cable Co. Ltd.	125,305
Shares		Value
TAIWAN (continued)
1,710	Hua Yu Lien Development Co. Ltd.(b)	$3,096
35,479	Huaku Development Co. Ltd.	99,386
39,000	Huang Hsiang Construction Co.	78,585
138,514	Hung Poo Real Estate Development Corp.	144,504
102,000	Hung Sheng Construction Ltd.	87,142
78,000	Hwa Fong Rubber Co. Ltd.(b)	35,443
193,341	Ichia Technologies, Inc.	101,674
77,500	IEI Integration Corp.	106,835
17,000	Infortrend Technology, Inc.	10,213
171,000	Innolux Corp.(b)	67,807
523,000	Inotera Memories, Inc.(b)	337,339
608,155	Inventec Corp.	544,409
24,000	I-Sheng Electric Wire & Cable Co. Ltd.	35,127
54,691	ITE Technology, Inc.	46,259
83,000	ITEQ Corp.	92,381
27,000	Jess-Link Products Co. Ltd.	25,135
283,165	Jih Sun Financial Holdings Co. Ltd.	81,346
3,105	Johnson Health Tech Co. Ltd.	8,867
44,000	Kang Na Hsiung Enterprise Co. Ltd.	26,134
35,000	Kaulin Manufacturing Co. Ltd.	28,949
134,823	KEE TAI Properties Co. Ltd.	96,828
185,067	Kenda Rubber Industrial Co. Ltd.	363,463
24,000	Kenmec Mechanical Engineering Co. Ltd.(b)	12,376
87,000	Kerry TJ Logistics Co. Ltd.	122,152
171,000	King Slide Works Co. Ltd.	1,513,300
544,184	King Yuan Electronics Co. Ltd.	378,787
171,000	Kingdom Construction Co. Ltd.	210,698
407,185	King’s Town Bank	361,733
49,532	King’s Town Construction Co. Ltd.(b)	47,881
47,000	Kinik Co.	117,902
37,000	Kinko Optical Co. Ltd.	38,033
543,343	Kinpo Electronics, Inc.	242,271
102,000	Kinsus Interconnect Technology Corp.	364,540
16,328	KS Terminals, Inc.	15,839
16,000	Kung Long Batteries Industrial Co. Ltd.	43,895
40,000	Kung Sing Engineering Corp.	20,014
200,983	Kuoyang Construction Co. Ltd.	134,424
238,800	Kwong Fong Industries(c)(d)	158,498
131,000	KYE Systems Corp.	56,405
62,000	L&K Engineering Co. Ltd.	64,787
3,000	Largan Precision Co. Ltd.	102,112
94,478	LCY Chemical Corp.	124,772
4,828	Leader Electronics, Inc.	2,399
345,410	Lealea Enterprise Co. Ltd.	126,974
21,826	Ledtech Electronics Corp.	13,781
63,000	LEE CHI Enterprises Co. Ltd.	31,308

58

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TAIWAN (continued)
146,638	Leofoo Development Co. Ltd.(b)	$62,390
8,500	Lextar Electronics Corp.	7,262
332,545	Li Peng Enterprise Co. Ltd.(b)	165,257
28,643	Lian Hwa Food Corp.	38,217
446,362	Lien Hwa Industrial Corp.	288,667
235,000	Lingsen Precision Industries Ltd.	121,981
104,000	Lite-On Semiconductor Corp.	62,656
97,661	Lite-On Technology Corp.	170,860
118,000	Long Bon International Co. Ltd.	94,987
278,720	Long Chen Paper Co. Ltd.	110,048
18,000	Longwell Co.	16,021
14,451	Lotes Co. Ltd.	35,513
69,000	Lucky Cement Corp.(b)	18,953
30,939	Lumax International Corp. Ltd.	78,981
6,000	Lung Yen Life Service Corp.	18,176
1,668,936	Macronix International(b)	390,258
27,000	Makalot Industrial Co. Ltd.	163,124
67,000	Marketech International Corp.	40,935
368,000	Masterlink Securities Corp.	121,500
13,152	Mayer Steel Pipe Corp.	6,357
9,000	Maywufa Co. Ltd.	5,085
75,440	Meiloon Industrial Co. Ltd.	58,160
146,188	Mercuries & Associates Ltd.	109,966
50,600	Merida Industry Co. Ltd.	384,071
25,801	Merry Electronics Co. Ltd.	88,259
43,043	Microbio Co. Ltd.(b)	50,838
55,219	Microelectronics Technology, Inc.(b)	35,711
312,404	Micro-Star International Co. Ltd.	210,010
46,000	MIN AIK Technology Co. Ltd.	231,726
54,590	Mirle Automation Corp.	46,545
146,500	Mitac Holdings Corp.(b)	134,635
125,822	Mosel Vitelic, Inc.(b)	28,779
111,000	Motech Industries Inc.(b)	207,042
4,000	Nak Sealing Technologies Corp.	10,307
8,000	Namchow Chemical Industrial Co. Ltd.	13,492
152,590	Nan Kang Rubber Tire Co. Ltd.	196,064
49,000	Nan Ren Lake Leisure Amusement Co. Ltd.(b)	22,516
104,897	Nantex Industry Co. Ltd.	74,622
32,000	National Petroleum Co. Ltd.	30,661
143,250	Neo Solar Power Corp.(b)	152,858
7,476	New Asia Construction & Development Corp.	1,977
10,000	New Era Electronics Co. Ltd.	12,832
28,949	Nichidenbo Corp.	25,422
67,267	Nien Hsing Textile Co. Ltd.	73,038
67,000	Novatek Microelectronics Corp.	265,678
34,000	Ocean Plastics Co. Ltd.(b)	42,588
220,000	OptoTech Corp.	90,982
71,000	Orient Semiconductor Electronics Ltd.(b)	12,301
Shares		Value
TAIWAN (continued)
133,500	Oriental Union Chemical Corp.	$142,227
600,000	Pacific Hospital Supply Co. Ltd.(d)	2,236,253
165,453	Pan Jit International, Inc.(b)	71,521
53,616	Pan-International Industrial	42,886
4,242	Paragon Technologies Co. Ltd.	5,436
11,000	PChome Online, Inc.	64,024
98,746	Phihong Technology Co. Ltd.	61,003
16,000	Phison Electronics Corp.	115,455
18,890	Phytohealth Corp.(b)	27,969
14,000	Pihsiang Machinery Manufacturing Co. Ltd.(b)	15,153
30,000	Pixart Imaging, Inc.	56,979
21,000	Portwell, Inc.	19,657
309,715	Pou Chen Corp.	377,399
13,000	Powertech Industrial Co. Ltd.	7,500
282,200	Powertech Technology, Inc.	509,083
603,807	President Securities Corp.	340,135
13,650	Prime Electronics Satellitics, Inc.	10,686
369,721	Prince Housing & Development Corp.	238,473
121,000	Prodisc Technology, Inc.(b)(c)(d)	0
26,000	Promate Electronic Co. Ltd.	27,213
34,000	Promise Technology, Inc.	38,884
596,520	Qisda Corp.(b)	138,473
95,000	Quanta Storage, Inc.	99,270
151,084	Quintain Steel Co. Ltd.(b)	35,020
152,008	Radiant Opto-Electronics Corp.	569,134
389,335	Radium Life Tech Co. Ltd.	341,900
10,000	Ralec Electronic Corp.	14,704
75,825	Realtek Semiconductor Corp.	176,532
88,128	Rechi Precision Co. Ltd.	87,890
29,348	Rexon Industrial Corp. Ltd.(b)	12,936
163,616	Rich Development Co. Ltd.	70,170
11,370	Richtek Technology Corp.	51,278
1,186,398	Ritek Corp.(b)	192,218
233,945	Ruentex Development Co. Ltd.	489,716
129,472	Ruentex Industries Ltd.	334,042
218,335	Sampo Corp.	76,545
32,574	San Fang Chemical Industry Co. Ltd.	31,155
508,080	Sanyang Industrial Co. Ltd.	890,625
17,680	ScinoPharm Taiwan Ltd.	58,974
7,000	Senao International Co. Ltd.	22,349
37,000	Sercomm Corp.	51,698
21,000	Sesoda Corp.	22,587
33,000	Sheng Yu Steel Co. Ltd.	25,273
16,360	ShenMao Technology, Inc.	19,072
47,000	Shih Wei Navigation Co. Ltd.	33,755
119,000	Shihlin Electric & Engineering Corp.	150,474
32,000	Shihlin Paper Corp.(b)	50,974
5,614,425	Shin Kong Financial Holding Co. Ltd.	1,949,221

59

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TAIWAN (continued)
85,000	Shin Kong No.1 REIT	$41,025
9,000	Shin Zu Shing Co. Ltd.	19,820
75,985	Shining Building Business Co. Ltd.(b)	59,227
119,000	Shinkong Insurance Co. Ltd.	92,755
593,314	Shinkong Synthetic Fibers Corp.	204,978
79,000	Shinkong Textile Co. Ltd.	105,945
76,000	Shuttle, Inc.	33,241
173,000	Sigurd Microelectronics Corp.	167,821
268,000	Silicon Integrated Systems Corp.(b)	83,284
122	Silitech Technology Corp.	158
9,000	Simplo Technology Co. Ltd.	44,266
85,000	Sinbon Electronics Co. Ltd.	101,116
140,170	Sincere Navigation Corp.	130,726
23,000	Singatron Enterprise Co. Ltd.	12,369
126,000	Sino-American Silicon Products, Inc.(b)	174,979
107,000	Sinon Corp.	59,911
13,486	Sinphar Pharmaceutical Co. Ltd.	23,686
50,158	Sinyi Realty Co.	91,679
14,000	Sirtec International Co. Ltd.	26,971
20,000	Sitronix Technology Corp.	33,357
97,000	Siward Crystal Technology Co. Ltd.(b)	45,727
23,000	Soft-World International Corp.	51,904
35,000	Solar Applied Materials Technology Co.	29,842
43,000	Solartech Energy Corp.(b)	36,590
48,500	Solomon Technology Corp.	21,130
93,000	Solytech Enterprise Corp.(b)	34,504
15,000	Sonix Technology Co. Ltd.	20,422
132,000	Southeast Cement Co. Ltd.	76,380
6,000	St Shine Optical Co. Ltd.	176,654
8,560	Standard Chemical & Pharmaceutical Co. Ltd.	14,976
88,142	Standard Foods Corp.	270,011
33,000	Stark Technology, Inc.	34,146
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	12,767
101,399	Sunplus Technology Co. Ltd.(b)	37,102
43,000	Sunrex Technology Corp.	18,002
24,000	Sunspring Metal Corp.	71,070
73,000	Supreme Electronics Co. Ltd.	37,147
85,659	Sweeten Construction Co. Ltd.	55,542
157,000	Synnex Technology International Corp.	250,894
145,322	TA Chen Stainless Pipe Co. Ltd.	69,744
580,254	TA Chong Bank Ltd.(b)	203,428
253,340	Ta Ya Electric Wire & Cable	60,189
70,000	Tah Hsin Industrial Corp.	68,381
42,041	TA-I Technology Co. Ltd.	21,751
602,991	Taichung Commercial Bank	223,714
11,000	Taiflex Scientific Co. Ltd.	22,839
78,000	Tainan Enterprises Co. Ltd.	88,143
Shares		Value
TAIWAN (continued)
922,672	Tainan Spinning Co. Ltd.	$695,627
2,051,486	Taishin Financial Holding Co. Ltd.	1,036,933
71,716	Taisun Enterprise Co. Ltd.(b)	36,859
168,924	Taita Chemical Co. Ltd.(b)	72,159
12,000	Taiwan Acceptance Corp.	30,143
2,602,191	Taiwan Business Bank(b)	798,916
137,088	Taiwan Cogeneration Corp.	84,923
127,000	Taiwan Fertilizer Co. Ltd.	302,592
103,320	Taiwan Fire & Marine Insurance Co.	82,292
65,000	Taiwan FU Hsing Industrial Co. Ltd.	73,010
324,223	Taiwan Glass Industrial Corp.	328,312
59,468	Taiwan Hon Chuan Enterprise Co. Ltd.	125,496
50,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	37,952
217,734	Taiwan Land Development Corp.(b)	83,375
141,114	Taiwan Life Insurance Co. Ltd.(b)	125,362
92,150	Taiwan Mask Corp.	30,017
82,544	Taiwan Navigation Co. Ltd.	76,701
190,032	Taiwan Paiho Ltd.	263,902
51,000	Taiwan PCB Techvest Co. Ltd.	58,500
22,000	Taiwan Prosperity Chemical Corp.	22,540
95,120	Taiwan Pulp & Paper Corp.(b)	41,604
18,360	Taiwan Sakura Corp.	11,842
17,850	Taiwan Sanyo Electric Co. Ltd.	23,452
86,117	Taiwan Secom Co. Ltd.	208,701
105,000	Taiwan Semiconductor Co. Ltd.	86,310
101,000	Taiwan Sogo Shin Kong Security Co. Ltd.	125,651
81,429	Taiwan Styrene Monomer(b)	62,084
95,250	Taiwan Surface Mounting Technology Co. Ltd.	135,680
175,469	Taiwan TEA Corp.(b)	144,236
71,000	Taiwan Union Technology Corp.	54,375
95,000	Taiyen Biotech Co. Ltd.	81,162
1,553,000	Teco Electric and Machinery Co. Ltd.	1,657,161
10,000	Tecom Co. Ltd.(b)	1,021
10,000	Tekcore Co. Ltd.(b)	4,510
13,000	Ten Ren Tea Co. Ltd.	19,248
31,000	Test Research, Inc.	42,206
41,000	ThaiLin Semiconductor Corp.	24,701
17,000	Thinking Electronic Industrial Co. Ltd.	19,731
60,525	Thye Ming Industrial Co, Ltd.	69,838
359,100	Ton Yi Industrial Corp.	397,241
23,000	Tong Hsing Electronic Industries Ltd.	121,735
67,834	Tong Yang Industry Co. Ltd.	105,516

60

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TAIWAN (continued)
79,694	Tong-Tai Machine & Tool Co. Ltd.	$76,630
73,370	Topco Scientific Co. Ltd.	128,362
68,049	Topoint Technology Co. Ltd.	52,230
24,137	Transcend Information, Inc.	76,241
36,122	Tripod Technology Corp.	71,434
27,988	Tsann Kuen Enterprise Co. Ltd.	39,344
104,802	TSRC Corp.	193,698
22,000	TTET Union Corp.	50,171
14,157	TTY Biopharm Co. Ltd.	55,174
560,315	Tung Ho Steel Enterprise Corp.	502,537
27,815	TXC Corp.	34,367
251,303	Tycoons Group Enterprise(b)	50,125
104,253	Tyntek Corp.(b)	25,549
27,734	TZE Shin International Co. Ltd.	11,139
26,000	U-Ming Marine Transport Corp.	42,788
757,288	Unimicron Technology Corp.	599,294
314,576	Union Bank of Taiwan(b)	115,104
30,769	Union Insurance Co. Ltd.(b)	23,564
285,037	Unitech Printed Circuit Board Corp.(b)	122,729
74,000	United Integrated Services Co. Ltd.	81,734
283,000	Universal Cement Corp.	260,079
53,416	Unizyx Holding Corp.(b)	27,818
268,922	UPC Technology Corp.	129,978
253,337	USI Corp.	185,824
9,000	U-Tech Media Corp.(b)	1,905
129,000	Vanguard International Semiconductor Corp.	139,628
56,800	Ve Wong Corp.	47,946
16,000	Visual Photonics Epitaxy Co. Ltd.	16,175
83,000	Wafer Works Corp.(b)	44,919
117,000	Wah Lee Industrial Corp.	187,171
1,087,000	Walsin Lihwa Corp.(b)	337,057
235,947	Walsin Technology Corp.(b)	63,124
185,000	Walton Advanced Engineering, Inc.(b)	66,118
262,300	Wan Hai Lines Ltd.	141,509
924,801	Waterland Financial Holdings Co. Ltd.	317,925
114,000	Wei Chuan Foods Corp.	216,130
125,321	Wei Mon Industry Co. Ltd(b)	41,163
65,100	Weikeng Industrial Co. Ltd.	48,305
15,606	Well Shin Technology Co. Ltd.	26,559
45,000	Weltrend Semiconductor, Inc.	43,117
166,000	Win Semiconductors Corp.	146,623
1,394,977	Winbond Electronics Corp.(b)	353,736
1,080,673	Wintek Corp.(b)	402,776
21,000	Wisdom Marine Lines Co. Ltd.	25,232
990,402	Wistron Corp.	930,414
63,928	Wistron NeWeb Corp.	153,839
575,865	WPG Holdings Co. Ltd.	701,713
110,348	WT Microelectronics Co. Ltd.	131,834
46,000	WUS Printed Circuit Co. Ltd.	20,667
Shares		Value
TAIWAN (continued)
12,000	Xxentria Technology Materials Corp.	$22,996
398,300	Yageo Corp.	135,435
1,163,600	Yang Ming Marine Transport Corp.(b)	516,856
95,144	YC Co. Ltd.	72,541
211,077	YC INOX Co. Ltd.	148,001
26,995	YeaShin International Development Co. Ltd.	21,133
524,624	YFY, Inc.	278,566
81,159	Yi Jinn Industrial Co. Ltd.(b)	22,044
365,596	Yieh Phui Enterprise Co. Ltd.(b)	115,728
63,000	Young Fast Optoelectronics Co. Ltd.	69,048
352,000	Yulon Motor Co. Ltd.	621,821
29,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	68,602
61,000	YungShin Global Holding Corp.	118,971
130,000	Yungtay Engineering Co. Ltd.	382,750
92,000	Zenitron Corp.	59,810
55,000	Zhen Ding Technology Holding Ltd.	129,172
68,826	Zig Sheng Industrial Co. Ltd.(b)	24,715
50,169	Zinwell Corp.	53,961
4,000	Zippy Technology Corp.	3,982
		78,224,790
THAILAND — 0.3%
272,500	Amata Corp. Public Co. Ltd. - FOR	149,711
413,880	AP Thailand Public Co. Ltd. - FOR	72,471
179,700	AP Thailand Public Co. Ltd. - NVDR	31,466
369,200	Asia Plus Securities Public Co. Ltd. - FOR	44,838
404,300	Bangchak Petroleum Public Co. Ltd. (The) - FOR	431,903
6,500	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	5,325
13,235,850	Bangkok Chain Hospital Public Co. Ltd. - FOR(d)	2,700,326
2,302,500	Bangkok Expressway Public Co. Ltd. - FOR	2,681,626
22,000	Bangkok Insurance Public Co. Ltd. - FOR(d)	261,526
1,742,100	Bangkokland Public Co. Ltd. - FOR	96,270
113,000	Banpu Pcl	105,285
6,000	Big C Supercenter Public Co Ltd. - FOR	37,590
62,700	Bumrungrad Hospital Public Co. Ltd. - FOR	175,258
1,158,900	CalComp Electronics Public Co. Ltd. - FOR	115,425

61

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
THAILAND (continued)
211,000	Central Plaza Hotel Public Co. Ltd. - FOR	$266,080
252,900	CH Karnchang Public Co. Ltd. - FOR	180,382
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	10,053
307,400	Delta Electronics Thailand Public Co. Ltd. - FOR	471,594
31,200	Dynasty Ceramic Public Co. Ltd. - FOR	53,629
6,497,000	Eastern Water Resources Development and Management Public Co. Ltd. - FOR(d)	2,650,985
40,000	Electricity Generating Public Co. Ltd. - FOR	164,498
12,801,000	G J Steel Public Co. Ltd. - FOR(b)	28,789
1,289,700	G Steel Public Co. Ltd. - FOR(b)	5,801
143,500	GFPT Public Co. Ltd. - FOR(b)	43,799
116,000	Glow Energy Public Co. Ltd. - FOR	271,133
233,500	Hana Microelectronics Public Co. Ltd. - FOR	171,046
1,398,600	Hemaraj Land and Development Public Co. Ltd. - FOR	156,374
1,121,929	Home Product Center Public Co. Ltd. - FOR	418,133
63,100	ICC International Public Co. Ltd. - FOR(d)	81,092
2,393,600	IRPC Public Co. Ltd. - FOR	275,312
769,691	Italian-Thai Development Public Co. Ltd. - FOR(b)	144,665
930,500	Jasmine International Public Co. Ltd. - FOR	252,618
240,600	KGI Securities Thailand Public Co. Ltd. - FOR	22,263
155,100	Khon Kaen Sugar Industry Public Co. Ltd.	62,787
150,800	Kiatnakin Bank Public Co. Ltd. - FOR	202,278
225,100	Land and Houses Public Co. Ltd. - FOR	79,553
452,800	Land and Houses Public Co. Ltd. - NVDR	160,026
21,900	Lanna Resources Public Co. Ltd. - FOR	8,725
420,630	Loxley Public Co. Ltd. - FOR	64,328
124,500	LPN Development Public Co. Ltd. - FOR	87,599
85,600	Major Cineplex Group Public Co. Ltd. - FOR	52,529
36,900	MBK Public Co. Ltd. - FOR	177,831
71,100	MCOT Public Co. Ltd. - FOR	79,381
34,000	Mermaid Maritime Public Co. Ltd.	8,896
Shares		Value
THAILAND (continued)
143,770	Minor International Public Co. Ltd. - FOR	$128,180
160,800	Polyplex Public Co. Ltd. - FOR	52,696
240,500	Precious Shipping Public Co. Ltd. - FOR	148,357
290,700	Pruksa Real Estate Public Co. Ltd. - FOR	208,277
805,141	Quality Houses Public Co. Ltd. - FOR	78,639
118,700	Ratchaburi Electricity Generating Holding Public Co. Ltd. - FOR	192,590
34,100	Regional Container Lines Public Co. Ltd. - FOR(b)	7,231
129,100	Robinson Department Store Public Co. Ltd. - FOR	218,796
28,500	Rojana Industrial Park Public Co. Ltd. - FOR	7,005
69,300	Saha-Union Public Co. Ltd. - FOR	84,607
140,200	Samart Corp. Public Co. Ltd. - FOR	90,989
35,700	Samart Telcoms Public Co. Ltd. - FOR	19,384
1,921,500	Sansiri Public Co. Ltd. - FOR	138,286
947,812	SC Asset Corp Public Co. Ltd. - FOR	114,499
15,100	Siam City Cement Public Co. Ltd. - FOR	193,086
41,512	Siam Future Development Public Co. Ltd. - FOR	8,869
44,000	SNC Former Public Co. Ltd. - FOR	27,849
92,817	Somboon Advance Technology Public Co. Ltd. - FOR	48,906
119,100	Sri Trang Agro-Industry Public Co. Ltd. - FOR	51,658
48,100	STP & I Public Co. Ltd. - FOR	31,371
263,800	Supalai Public Co. Ltd. - FOR	150,016
1,330,700	Tata Steel Thailand Public Co. Ltd. - FOR(b)	36,340
240,200	Thai Airways International Public Co. Ltd. - FOR	156,661
22,200	Thai Carbon Black Public Co. Ltd. - FOR(b)	16,120
15,000	Thai Central Chemical Public Co. Ltd. - FOR	13,494
18,000	Thai Oil Public Co. Ltd. - FOR	36,434
18,200	Thai Stanley Electric Public Co. Ltd. - FOR	134,490
33,400	Thai Tap Water Supply Public Co. Ltd. - FOR	11,053
200,718	Thai Union Frozen Products Public Co. Ltd. - FOR	362,743
86,300	Thai Vegetable Oil Public Co. Ltd. - FOR	50,463
204,400	Thaicom Public Co. Ltd. - FOR	261,041

62

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
THAILAND (continued)
425,100	Thanachart Capital Public Co. Ltd. - FOR	$471,195
32,700	Thitikorn Public Co. Ltd. - FOR	12,082
268,464	Thoresen Thai Agencies Public Co. Ltd. - FOR(b)	152,669
5,033,137	Ticon Industrial Connection Public Co. Ltd. - FOR	2,878,388
18,500	Tipco Asphalt Public Co. Ltd. - FOR	35,365
195,000	Tisco Financial Group Public Co. Ltd. - FOR	275,663
5,285,900	TMB Bank Public Co. Ltd. - FOR	465,329
137,000	Total Access Communication Public Co. Ltd. - FOR	495,181
17,500	Toyo-Thai Corp. Public Co. Ltd. - FOR	21,647
600,000	TPI Polene Public Co. Ltd. - FOR	248,675
1,863,445	True Corp. Public Co. Ltd. - FOR(b)	529,847
256,900	Vinythai Public Co. Ltd. - FOR	96,570
		22,323,940
TURKEY — 0.1%
13,325	Adana Cimento Sanayii T.A.S. - Class A	27,367
2,248	Adese Alisveris Merkezleri Ticaret AS(b)	9,887
13,070	Akcansa Cimento AS	73,003
54,299	Akenerji Elektrik Uretim AS - Placement Shares(b)	36,449
325	Akmerkez Gayrimenkul Yatirim Ortakligi AS REIT	2,591
61,656	Aksa Akrilik Kimya Sanayii	255,117
73,605	Aksigorta AS	102,503
20,024	Alarko Holding AS	59,381
29,526	Albaraka Turk Katilim Bankasi AS(b)	26,327
9,663	Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	240,819
92,536	Anadolu Anonim Tuerk Sigorta Sirketi(b)	61,188
1	Anadolu Cam Sanayii AS	1
36,333	Anadolu Hayat Emeklilik AS	89,366
42,132	Arcelik AS	269,095
12,441	Aselsan Elektronik Sanayi Ve Ticaret AS	58,832
356,187	Asya Katilim Bankasi AS(b)	362,209
46,890	Aygaz AS	214,690
679	Bagfas Bandirma Gubre Fabrik	14,286
846	Baticim Bati Anadolu Cimento Sanayii AS(b)	2,797
0	Bolu Cimento Sanayii AS	0
2,472	Borusan Mannesmann Boru Sanayi ve Ticaret AS	40,865

Shares		Value
TURKEY (continued)
21,074	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	$62,074
16,881	Bursa Cimento Fabrikasi AS	37,377
0	Celebi Hava Servisi AS	3
29,087	Cimsa Cimento Sanayi ve Ticaret AS	188,692
21,156	Deva Holding AS(b)	22,361
259,431	Dogan Sirketler Grubu Holdings AS(b)	116,963
111,141	Dogan Yayin Holding AS(b)	38,416
55,895	Dogus Otomotiv Servis ve Ticaret AS	268,800
13,370	Eczacibasi Yatirim Holding Ortakligi AS	42,998
24,801	EGE Seramik Sanayi ve Ticaret AS	33,296
144,670	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	183,351
29,868	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	42,642
410,343	Eregli Demir ve Celik Fabrikalari TAS	569,392
17,827	Ford Otomotiv Sanayi AS	250,940
66,324	Gentas Genel Metal Sanayi ve Ticaret AS	38,540
67,762	Global Yatirim Holding AS	46,844
276	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	7,915
1,774	Goodyear Lastikleri TAS	55,764
15,728	Gozde Girisim Sermayesi Yatirim Ortakligi AS(b)	47,430
74,533	GSD Holding AS(b)	47,044
5,261	Gubre Fabrikalari TAS(b)	44,144
1	Hurriyet Gazetecilik AS(b)	0
111,480	Ihlas Holding AS(b)	41,325
51,657	Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	131,455
39,541	IS Finansal Kiralama AS(b)	19,411
9,908	IS Yatirim Menkul Degerler AS	7,147
25,002	Izmir Demir Celik Sanayi AS(b)	34,568
28,550	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(b)	27,745
24,485	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(b)	53,232
187,769	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(b)	118,517
428	Kartonsan Karton Sanayi ve Ticaret AS	54,080
496	Konya Cimento Sanayii AS	72,304
57,679	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	104,595
7,551	Koza Altin Isletmeleri AS	133,904

63

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
TURKEY (continued)
36,000	Koza Anadolu Metal Madencilik Isletmeleri AS(b)	$78,627
18,103	Mardin Cimento Sanayii ve Ticaret AS	41,261
71,042	Menderes Tekstil Sanayi ve Ticaret AS(b)	18,862
13,216	Metro Ticari ve Mali Yatirimlar Holding AS(b)	4,436
4,419	Migros Ticaret AS(b)	39,403
37,052	NET Holding AS	44,361
4,289	Netas Telekomunikasyon AS	15,985
5,026	Otokar Otomotiv Ve Savunma Sanayi AS	163,022
113,035	Petkim Petrokimya Holding AS(b)	178,365
133	Pinar Entegre Et ve Un Sanayi AS	513
7,882	Pinar SUT Mamulleri Sanayii AS	68,505
82,244	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	126,070
84,071	Sasa Polyester Sanayi(b)	46,747
166,410	Sekerbank TAS(b)	157,553
131,825	Selcuk Ecza Deposu Ticaret ve Sanayi AS	131,412
37,937	Soda Sanayii AS	50,171
9,473	TAT Konserve Sanayii AS(b)	12,148
17,779	TAV Havalimanlari Holding AS	129,140
5,679	Teknosa Ic Ve Dis Ticaret AS(b)	37,552
62,692	Tekstil Bankasi AS(b)	48,363
20,247	Tofas Turk Otomobil Fabrikasi AS	134,389
9,410	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	18,007
161,759	Trakya Cam Sanayii AS	200,957
44,783	Turcas Petrol AS	70,441
121,587	Turk Hava Yollari	476,297
1,592	Turk Traktor ve Ziraat Makineleri AS	52,635
448,792	Turkiye Sinai Kalkinma Bankasi AS	438,395
362,888	Turkiye Sise ve Cam Fabrikalari AS	534,447
70,778	Ulker Biskuvi Sanayi AS	542,468
16,077	Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	23,919
55,650	Vestel Elektonik Sanayi ve Ticaret AS(b)	57,148
11,836	Yapi Kredi Sigorta AS(b)	111,468
34,098	Zorlu Enerji Elektrik Uretim AS(b)	22,547
		8,965,656
UNITED ARAB EMIRATES — 0.0%
121,294	Al Noor Hospitals Group Plc(b)	1,653,116
92,629	Dragon Oil Plc(b)(d)	860,250
138,428	Lamprell Plc(b)	364,010
		2,877,376

Shares		Value
UNITED KINGDOM — 8.4%
929	4imprint Group Plc	$9,347
278,982	Aberdeen Asset Management Plc	1,981,194
7,449	Acal Plc	40,012
35,783	Admiral Group Plc	733,825
699,021	Afren Plc(b)	1,767,531
4,696	Aga Rangemaster Group Plc(b)	9,732
172,698	Alent Plc	959,756
148,020	AMEC Plc	2,793,457
225,854	Amlin Plc	1,543,066
40,996	Anglo Pacific Group Plc	145,928
3,737	Anglo-Eastern Plantations	40,446
68,300	Anite Plc	98,836
94,585	Ashmore Group Plc	613,460
273,530	Ashtead Group Plc	2,872,707
6,071	Avon Rubber Plc	53,052
115,161	Babcock International Group Plc	2,354,294
423,852	Balfour Beatty Plc	1,941,644
1,613	Bank of Georgia Holdings Plc	51,054
22,893	BARR (A.G.) Plc	192,161
585,612	Barratt Developments Plc	3,146,513
142,558	BBA Aviation Plc	773,283
78,149	Bellway Plc	1,884,588
49,371	Berendsen Plc	768,268
108,436	Berkeley Group Holdings Plc	4,068,501
1,309	Betfair Group Plc	21,094
16,127	Big Yellow Group Plc REIT	120,835
7,438	Bloomsbury Publishing Plc	20,573
1,128,123	Bodycote Plc(d)	11,902,206
104,197	Booker Group Plc	250,773
11,496	Boot (Henry) Plc	33,363
83,542	Bovis Homes Group Plc	1,051,525
5,675	Braemar Shipping Services Plc	48,864
9,901	Brammer Plc	76,837
81,352	Brewin Dolphin Holdings Plc	370,452
70,097	British Land Co. Plc REIT	699,093
3,462	British Polythene Industries Plc	38,024
23,921	Britvic Plc	239,720
71,760	BTG Plc(b)	482,795
150,395	Bunzl Plc	3,320,569
76,492	Cable & Wireless Communications Plc	57,387
11	Camellia Plc	1,542
107,175	Capita Plc	1,694,398
74,940	Capital & Counties Properties Plc	416,714
91,052	Capital & Regional Plc	63,142
11,197	Carclo Plc	67,415
349,116	Carillion Plc	1,701,721
3,699	Charles Stanley Group Plc	27,045
3,384	Charles Taylor Plc	12,100
42,704	Chemring Group Plc	148,927
48,647	Chesnara Plc	227,763
23,254	Chime Communications Plc	118,009
48,468	Cineworld Group Plc	288,125

64

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED KINGDOM (continued)
4,407	Clarkson Plc	$142,455
61,525	Close Brothers Group Plc	1,247,922
1,610,820	Cobham Plc	7,443,653
170,165	Colt Group SA(b)	336,417
27,870	Communisis Plc	28,153
57,481	Computacenter Plc	547,004
23,566	Concentric AB	242,750
6,595	Consort Medical Plc	94,325
5,190	Costain Group Plc	23,467
16,173	Cranswick Plc	277,732
4,000	Creston Plc	6,430
617,462	Croda International Plc	24,117,520
73,400	CSR Plc	646,709
102,197	Daily Mail & General Trust Plc - Class A	1,333,852
54,059	Dairy Crest Group Plc	465,465
906,298	De La Rue Plc(d)	12,417,330
679,815	Debenhams Plc	1,110,734
10,051	Dechra Pharmaceuticals Plc	111,200
31,032	Derwent London Plc REIT	1,245,917
29,907	Development Securities Plc	112,450
89,965	Devro Plc	456,266
4,817	Dignity Plc	107,590
1,008,908	Diploma Plc(d)	11,210,628
1,041,571	Dixons Retail Plc(b)	817,331
981,326	Domino Printing Sciences Plc(d)	10,880,544
42,149	Domino’s Pizza Group Plc	396,032
295,471	Drax Group Plc	3,013,125
178,517	DS Smith Plc	866,151
6,273	Dunelm Group Plc	89,015
25,606	E2V Technologies Plc	59,122
79,189	easyJet Plc	1,662,071
230,794	Electrocomponents Plc	1,103,883
229,079	Elementis Plc	951,695
440,335	EnQuest Plc(b)	942,561
1,895,000	Ensco Plc - Class A	109,246,750
367,016	Enterprise Inns Plc(b)	891,544
14,750	Erinaceous Group Plc(b)(c)(d)	0
97,005	Essentra Plc	1,218,648
8,205	Euromoney Institutional Investor Plc	141,427
304,900	F&C Asset Management Plc	496,214
1,043,379	Fenner Plc(d)	6,691,866
81,288	Fiberweb Plc	132,456
9,707	Fidessa Group Plc	315,177
792	Findel Plc(b)	3,238
215,070	Firstgroup Plc	398,297
3,248	Fuller Smith & Turner - Class A	47,288
539,467	G4S Plc	2,261,943
28,463	Galliford Try Plc	523,011
5,558	Games Workshop Group Plc	69,512
36,597	Gem Diamonds Ltd.(b)	93,595
24,405	Genus Plc	516,533
1,111,091	GKN Plc	6,554,273
14,268	Go-Ahead Group Plc	384,799

Shares		Value
UNITED KINGDOM (continued)
38,840	Great Portland Estates Plc REIT	$356,844
647,781	Greene King Plc	8,568,944
39,885	Greggs Plc	294,180
89,848	Halfords Group Plc	610,108
1,057,069	Halma Plc(d)	9,296,620
84,204	Hammerson Plc REIT	714,222
73,847	Hansteen Holdings Plc REIT	122,670
78,688	Hargreaves Lansdown Plc	1,501,414
73,639	Hays Plc	147,002
7,301	Headlam Group Plc	46,416
45,677	Helical Bar Plc	219,717
359,922	Henderson Group Plc	1,237,309
71,298	Hikma Pharmaceuticals Plc	1,372,984
38,157	Hill & Smith Holdings Plc	294,588
337	Hilton Food Group Plc	2,313
26,318	Hochschild Mining Plc	69,839
5,026	Hogg Robinson Group Plc	6,165
454,892	Home Retail Group Plc	1,451,465
113,342	Homeserve Plc	425,984
211,194	Howden Joinery Group Plc	1,092,762
62,365	Hunting Plc	891,971
11,841	Huntsworth Plc	12,436
3,454	Hyder Consulting Plc	30,211
273,898	ICAP Plc	1,691,688
57,705	IG Group Holdings Plc	567,640
14,815	Imagination Technologies Group Plc(b)	66,014
102,510	IMI Plc	2,496,716
323,638	Inchcape Plc	3,300,363
59,469	Inmarsat Plc	687,021
497,362	Innovation Group Plc(b)	253,199
82,005	InterContinental Hotels Group Plc	2,389,133
335,718	International Consolidated Airlines Group(b)	1,872,726
944,593	Interserve Plc(d)	9,299,471
41,164	Intertek Group Plc	2,199,215
44,575	Intu Properties Plc REIT	246,007
215,268	Invensys Plc	1,736,171
236,494	Investec Plc	1,655,575
70,424	IP Group Plc(b)	165,990
30,590	ITE Group Plc	158,083
1,283,644	ITV Plc	3,929,123
8,667	James Fisher & Sons Plc	154,532
28,273	Jardine Lloyd Thompson Group Plc	453,786
63,090	Jazztel Plc(b)	692,139
7,378	JD Sports Fashion Plc	134,389
4,183	John Menzies Plc	54,931
243,164	John Wood Group Plc	3,165,924
41,414	Johnson Matthey Plc	1,994,767
84,713	Johnston Press Plc(b)	18,337
35,089	Jupiter Fund Management Plc	224,317
172,730	Kcom Group Plc	278,619
26,714	Keller Group Plc	450,181
13,679	Kier Group Plc	396,769

65

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED KINGDOM (continued)
51,645	Kofax Plc(b)	$313,843
98,592	Ladbrokes Plc	302,098
2,090,114	Laird Plc(d)	8,378,285
122,471	Lancashire Holdings Ltd.	1,594,536
17,906	Lavendon Group Plc	52,828
73,615	London Stock Exchange Group Plc	1,938,138
67,669	Londonmetric Property Plc REIT	139,967
60,992	Lonmin Plc(b)	315,488
46,523	Lookers Plc	96,974
35,957	Low & Bonar Plc	44,538
1,283	LSL Property Services Plc	9,319
6,088	Management Consulting Group Plc	2,392
43,460	Marshalls Plc	121,251
402,517	Marston’s Plc	981,009
1,593,867	McBride - Redeemable B Shares(b)(c)(d)	2,556
48,299	McBride Plc	84,800
1,244	McKay Securities Plc REIT	3,690
28,145	Mears Group Plc	193,148
303,083	Meggitt Plc	2,782,161
98,125	Michael Page International Plc	762,444
774	Micro Focus International Plc	10,158
71,806	Millennium & Copthorne Hotels Plc	655,692
85,940	Mitchells & Butlers Plc(b)	552,567
165,675	Mitie Group Plc	835,986
231,628	Mondi Plc	4,137,342
112,692	Moneysupermarket.com Group Plc	277,181
153,617	Morgan Advanced Materials Plc	748,786
15,010	Morgan Sindall Group Plc	190,612
11,794	Mothercare Plc(b)	72,428
80,593	N Brown Group Plc	677,779
209,558	National Express Group Plc	878,996
3,594	NCC Group Plc	9,451
990,480	New Melrose Plc(b)	5,085,248
69,409	Northgate Plc	504,149
23,821	Novae Group Plc	211,982
9,252	Ocado Group Plc(b)	64,383
6,950	Optos Plc(b)	17,412
2,971	Oxford Instruments Plc	61,929
129,075	Pace Plc	630,401
4,258	PayPoint Plc	71,072
149,749	Pendragon Plc	91,242
114,551	Pennon Group Plc	1,250,809
256,487	Persimmon Plc	5,202,367
33,631	Petrofac Ltd.	788,913
36,290	Photo-Me International Plc	77,390
131,010	Premier Farnell Plc	474,532
263,486	Premier Oil Plc	1,465,571
279,236	Punch Taverns Plc(b)	60,444
78,418	PZ Cussons Plc	495,024
195,364	QinetiQ Group Plc	619,920

Shares		Value
UNITED KINGDOM (continued)
102,443	Quintain Estates & Development Plc(b)	$159,331
4,954	Rathbone Brothers Plc	129,794
139,415	Redrow Plc	592,380
9,324	Renishaw Plc	242,492
51,233	Renold Plc(b)	35,323
171,499	Rentokil Initial Plc	287,358
69,193	Restaurant Group Plc	639,043
1,425,223	Rexam Plc	11,871,716
9,385	Ricardo Plc	91,868
30,878	Rightmove Plc	1,313,009
5,585	RM Plc	10,209
26,258	Robert Walters Plc	136,833
605,779	Rotork Plc(d)	27,808,700
76,966	RPC Group Plc	629,382
136,419	RPS Group Plc	634,334
1,549,834	RSA Insurance Group Plc	3,190,769
627,144	Sage Group Plc (The)	3,389,777
52,290	Salamander Energy Plc(b)	89,921
45,100	Savills Plc	470,040
101,874	Schroders Plc	4,212,693
42,407	Schroders Plc - Non Voting	1,448,992
24,967	SDL Plc	100,882
71,325	Segro Plc REIT	373,739
186,503	Senior Plc	890,545
938,143	Serco Group Plc	8,378,560
80,799	Severfield-Rowen Plc	82,591
85,981	Severn Trent Plc	2,560,115
87,706	Shaftesbury Plc REIT	835,335
298,622	Shanks Group Plc	505,149
337,160	SIG Plc	1,113,649
13,544	Smith & Nephew Plc	173,081
59,277	Smiths Group Plc	1,363,902
22,043	Smiths News Plc	74,222
89,620	Soco International Plc	572,061
340,807	Spectris Plc	12,634,017
102,222	Speedy Hire Plc	106,538
263,371	Spirax-Sarco Engineering Plc(d)	12,322,487
207,268	Spirent Communications Plc	368,561
213,939	Spirit Pub Co. Plc	250,414
4,982	Sportech Plc(b)	6,950
94,269	Sports Direct International Plc(b)	1,058,064
15,097	St. Ives Plc	43,814
96,548	St. James’s Place Plc	1,046,490
86,519	St. Modwen Properties Plc	488,730
140,523	Stagecoach Group Plc	793,113
32,005	Sthree Plc	184,485
7,742	Stolt-Nielsen Ltd.	219,136
8,341	SuperGroup Plc(b)	156,744
30,559	Synergy Health Plc	508,116
48,112	Synthomer Plc	187,844
235,743	Talktalk Telecom Group Plc	1,008,486
214,060	Tate & Lyle Plc	2,716,637
2,231,492	Taylor Wimpey Plc	3,942,957
5,162	Ted Baker Plc	141,285

66

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED KINGDOM (continued)
38,081	Telecity Group Plc	$465,579
10,616	Telecom Plus Plc	262,647
154,113	Thomas Cook Group Plc(b)	356,081
3,226	Topps Tiles Plc	4,578
8,024	Torotrak Plc(b)	3,506
110,801	Travis Perkins Plc	3,297,363
164,257	Trinity Mirror Plc(b)	351,601
1,359,757	TT electronics Plc(d)	4,338,699
41,206	TUI Travel Plc	254,370
100,062	Tullett Prebon Plc	510,201
12,271	UBM Plc	134,482
970	UK Mail Group Plc	9,099
411,658	Ultra Electronics Holdings Plc(d)	12,765,510
19,240	Unite Group Plc	122,165
219,347	United Utilities Group Plc	2,477,752
2,716	UTV Media Plc	9,886
197,460	Vectura Group Plc(b)	348,271
136,756	Vedanta Resources Plc	2,330,906
199,220	Vesuvius Plc	1,550,522
553,801	Victrex Plc(d)	14,651,524
11,826	Vitec Group Plc (The)	133,208
376	Vp Plc	2,999
81,025	Weir Group Plc (The)	2,929,616
50,439	Wetherspoon (J.D.) Plc	570,165
43,316	WH Smith Plc	625,775
130,500	Whitbread Plc	7,183,390
721,708	William Hill Plc	4,639,196
15,003	Wilmington Group Plc	52,021
21,070	Wincanton Plc(b)	42,989
554,279	WM Morrison Supermarkets Plc	2,502,685
79,245	Wolfson Microelectronics Plc(b)	178,523
32,930	Workspace Group Plc REIT	258,405
4,440	WS Atkins Plc	87,850
14,163	Xaar Plc	191,097
68,682	Xchanging Plc	139,859
		557,051,140
UNITED STATES — 42.8%
2,550,000	Abercrombie & Fitch Co. - Class A	95,574,000
602,000	Actuant Corp. - Class A	22,611,120
69,000	ADT Corp. (The)	2,992,530
1,723,407	Advance Auto Parts, Inc.(d)	170,927,506
22,860	AgJunction, Inc.(b)	22,583
114,185	Alacer Gold Corp.	316,496
1,810,000	Albemarle Corp.(d)	119,803,900
115,000	Altera Corp.	3,864,000
1,775,000	AmerisourceBergen Corp.	115,960,750
22,000	AMETEK, Inc.	1,052,260
100,000	Amtrust Financial Services, Inc.	3,836,000
400,000	Approach Resources Inc.(b)	11,260,000
228,000	Aptargroup, Inc.	14,628,480
78,840	Argonaut Gold, Inc.(b)	438,567
87,000	Arthur J Gallagher & Co.	4,128,150
31,621	Atna Resources Ltd.(b)	4,397
Shares		Value
UNITED STATES (continued)
78,600	B&G Foods, Inc.	$2,660,610
3,003	Bauer Performance Sports Ltd.(b)	36,952
36,000	Beam, Inc.	2,422,800
40,000	Bed Bath & Beyond, Inc.(b)	3,092,800
129,000	Bio-Rad Laboratories, Inc. - Class A(b)	15,934,080
252,700	BJ’s Restaurants, Inc.(b)	6,838,062
26,100	BNK Petroleum, Inc.(b)	40,552
400,000	Bottomline Technologies, Inc.(b)(d)	12,568,000
300,000	Brady Corp. - Class A	8,757,000
180,000	Bryn Mawr Bank Corp.(d)	5,014,800
400,000	Cardtronics, Inc.(b)(d)	15,700,000
2,441,200	CareFusion Corp.(b)	94,645,324
225,000	Casey’s General Stores, Inc.	16,398,000
373,000	Cepheid, Inc.(b)	15,188,560
16,000	Church & Dwight Co., Inc.	1,042,400
273,000	CLARCOR, Inc.	15,965,040
29,000	Clorox Co. (The)	2,615,510
200,000	Community Bank System, Inc.	7,262,000
29,000	Concho Resources, Inc.(b)	3,207,690
29,000	CR Bard, Inc.	3,950,380
2,510,000	Crown Holdings, Inc.(b)(d)	109,436,000
603,000	CST Brands, Inc.	19,440,720
36,000	Cullen/Frost Bankers, Inc.	2,548,440
350,000	CVB Financial Corp.	5,089,000
232,000	Denbury Resources, Inc.(b)	4,405,680
55,000	Dover Corp.	5,048,450
34,000	Edwards Lifesciences Corp.(b)	2,216,460
150,000	Elizabeth Arden, Inc.(b)	5,428,500
1,027,000	Energizer Holdings, Inc.(d)	100,758,970
200,000	EnPro Industries, Inc.(b)	11,934,000
154,000	Esterline Technologies Corp.(b)	12,344,640
500,000	Fiserv, Inc.(b)	52,365,000
125,000	Flotek Industries, Inc.(b)	2,672,500
1,825,000	Flowserve Corp.	126,782,750
179,000	Forum Energy Technologies, Inc.(b)	5,237,540
120,000	Fresh Market, Inc. (The)(b)	6,109,200
225,000	Genomic Health, Inc.(b)(d)	6,732,000
300,000	Globus Medical, Inc. - Class A(b)	5,760,000
73,730	Golden Star Resources Ltd.(b)	36,771
253,500	Guidewire Software, Inc.(b)	12,857,520
250,000	Haemonetics Corp.(b)	10,140,000
350,000	Harris Teeter Supermarkets, Inc.	17,262,000
563,519	Henry Schein, Inc.(b)	63,356,441
200,000	Hub Group, Inc. - Class A(b)	7,346,000
860,500	Hubbell, Inc. - Class B(d)	92,538,170
142,000	IDEX Corp.	9,819,300
20,000	IHS, Inc. - Class A(b)	2,181,000
23,000	Illumina, Inc.(b)	2,150,730
100,000	Independent Bank Corp.	3,588,000
72,000	Informatica Corp.(b)	2,779,200

67

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
UNITED STATES (continued)
300,000	Integra LifeScience Holdings Corp.(b)(d)	$13,734,000
1,500	International Minerals Corp.	4,071
83,000	Intuit, Inc.	5,927,030
294,000	John Wiley & Sons, Inc. - Class A	14,785,260
29,000	Kellogg Co.	1,834,250
250,000	Key Energy Services, Inc.(b)	1,955,000
200,000	Kodiak Oil & Gas Corp.(b)	2,594,000
163,200	Lancaster Colony Corp.(d)	13,543,968
200,000	Landstar System, Inc.	11,058,000
330,000	LogMein, Inc.(b)(d)	10,659,000
350,000	Luminex Corp.(b)(d)	6,825,000
450,000	Masimo Corp.	11,529,000
15,000	McCormick & Co., Inc. - Non Voting	1,037,250
19,000	Mead Johnson Nutrition Co.	1,551,540
175,000	Measurement Specialties, Inc.(b)(d)	9,752,750
93,000	MICROS Systems, Inc.(b)	5,045,250
150,000	Mistras Group, Inc.(b)	2,754,000
63,000	Molson Coors Brewing Co. - Class B	3,402,000
677	Movie Gallery, Inc.(b)(c)(d)	0
806,705	MSC Industrial Direct Co., Inc. - Class A(d)	61,608,061
433,000	National Instruments Corp.	12,578,650
125,000	Navigators Group, Inc. (The)(b)(d)	7,030,000
2,655,746	NetApp, Inc.	103,069,502
275,000	Northern Oil and Gas, Inc.(b)	4,518,250
72,000	Northern Trust Corp.	4,062,240
400,000	NuVasive, Inc.(b)	12,712,000
75,000	Omnicell, Inc.(b)	1,730,250
1,324,200	Omnicom Group, Inc.	90,191,262
100,000	Owens & Minor, Inc.	3,742,000
14,000	Pall Corp.	1,127,280
47,000	Parker Hannifin Corp.	5,485,840
29,000	Pentair Ltd.	1,945,610
41,000	PetSmart, Inc.	2,983,160
105,000	Post Holdings, Inc.(b)	4,509,750
41,800	Prestige Brands Holdings, Inc.(b)	1,305,414
155,000	PROS Holdings, Inc.(b)(d)	5,479,250
193,000	Prosperity Bancshares, Inc.	12,052,850
350,000	QLIK Technologies, Inc.(b)	8,869,000
172,200	Qualys, Inc.(b)	3,581,760
400,000	Raven Industries, Inc.(d)	13,344,000
120,600	RBC Bearings, Inc.(b)	8,296,074
575,000	RealPage, Inc.(b)(d)	14,104,750
65,000	Red Hat, Inc.(b)	2,812,550
485,000	Resolute Energy Corp.(b)	4,549,300
29,000	Rockwell Automation, Inc.	3,201,890
1,000,000	Rockwell Collins, Inc.	69,830,000
29,590,700	Samsonite International SA(d)	80,913,561
400,000	Sensient Technologies Corp.(d)	20,852,000
Shares		Value
UNITED STATES (continued)
22,000	Sigma-Aldrich Corp.	$1,901,460
200,000	Silgan Holdings, Inc.	9,014,000
28,426	Sims Metal Management Ltd.(b)	267,595
350,000	Snyders-Lance, Inc.(d)	10,496,500
24,000	SolarWinds, Inc.(b)	868,560
62,000	Solera Holdings, Inc.	3,485,640
88,000	St. Jude Medical, Inc.	5,050,320
53,900	Standex International Corp.	3,315,389
250,000	STERIS Corp.	11,297,500
11,000	SVB Financial Group(b)	1,053,580
25,000	T Rowe Price Group, Inc.	1,935,250
50,000	Techne Corp.	4,369,500
158,000	Teleflex, Inc.	14,564,440
375,000	TETRA Technologies, Inc.(b)	4,863,750
85,386	Thompson Creek Metals Co., Inc.(b)	275,161
141,000	TIBCO Software, Inc.(b)	3,462,960
250,000	TreeHouse Foods, Inc.(b)	18,315,000
500,000	Trimas Corp.(b)(d)	18,930,000
1,268,690	Tupperware Brands Corp.(d)	113,738,059
350,000	UMB Financial Corp.(d)	20,622,000
39,856	Ur-Energy, Inc.(b)	42,430
40,900	UTi Worldwide, Inc.	621,680
1,645,000	Varian Medical Systems, Inc.(b)(d)	119,394,100
250,000	VCA Antech, Inc.(b)	7,112,500
505,800	Volcano Corp.(b)	9,696,186
180,000	Washington Trust Bancorp, Inc.(d)	5,920,200
500	WaterFurnace Renewable Energy, Inc.	11,025
1,131,151	Waters Corp.(b)(d)	114,155,759
222,000	West Pharmaceutical Services, Inc.	10,733,700
1,100,000	Western Digital Corp.	76,593,000
154,300	WEX, Inc.(b)	14,403,905
77,000	Whiting Petroleum Corp.(b)	5,150,530
200,000	Wolverine World Wide, Inc.	11,548,000
300,000	Woodward, Inc.	12,027,000
44,000	Xilinx, Inc.	1,998,480
28,000	Zimmer Holdings, Inc.	2,449,160
87,000	Zoetis, Inc.	2,754,420
		2,836,042,643
Total Common Stocks (Cost $4,171,906,131)		5,815,599,739
INVESTMENT COMPANY — 0.4%
26,264,500	SEI Daily Income Trust Government II Fund, Class A, 0.01% (g)	26,264,500
Total Investment Company (Cost $26,264,500)		26,264,500

68

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

Shares		Value
EXCHANGE TRADED FUNDS — 9.6%
1,825,000	iShares Core S&P Small Cap ETF	$188,723,250
2,415,400	iShares MSCI EAFE Small Cap Index Fund	120,673,384
174,861	iShares MSCI Japan Small Cap Index Fund	9,615,624
310,000	iShares Russell Mid-Cap ETF	44,630,700
196,000	SPDR Russell Nomura Small Cap Japan Fund	10,111,444
980,000	SPDR S&P Emerging Markets Small Cap Fund	46,314,800
1,889,800	SPDR S&P International Small Cap Fund	63,270,504
400,000	Vanguard FTSE All World ex-US Small-Cap ETF	41,156,000
400,000	Vanguard Small-Cap ETF	42,300,000
1,300,000	WisdomTree Japan Hedged Equity Fund	61,984,000
160,000	WisdomTree Japan Small Cap Dividend Fund	8,219,200
Total Exchange Traded Funds (Cost $580,329,905)		636,998,906
RIGHTS/WARRANTS — 0.0%
Consumer Discretionary — 0.0%
1,710	Centrebet Litigation Rights(b)(c)(d)	0
1,710	Centrebet Litigation Units(b)(c)(d)	0
159,274	Seat Pagine Gialles SpA Warrants, Expire 9/8/14(b)(c)(d)	0
		0
Diversified Financials — 0.0%
44	Emperor Capital Group Rights, Expire 11/28/13(b)(c)(d)	0
Health Care — 0.0%
177,380	Hartalega Holdings Berhad Warrants, Expire 5/29/15(b)(d)	175,382
9,812	Intercell Contigent Value Rights(b)(c)(d)	0
9,600	Ligand Pharmaceuticals Contingent Value Rights, Expire 12/23/12(b)(c)(d)	0
		175,382
Industrials — 0.0%
212,660	Dialog Group Berhad Warrants, Expire 2/12/17(b)	39,088
93,126	Polimex - Mostostal SA Rights, Expire 10/4/13(b)(d)	0
		39,088
Shares		Value
Real Estate — 0.0%
25,481	FKP Property Group Rights, Expire 11/27/13(b)(d)	$13,366
Telecommunication Services — 0.0%
5,008	Loxley Public Co. Ltd. Warrants(b)(d)	0
Utilities — 0.0%
800	Cia de Saneamento do Parana Rights, Expire 11/19/13(b)	0
54,823	Hera SpA Rights, Expire 11/29/13(b)	989
		989
Total Rights/Warrants (Cost $745)		228,825

Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.0%
Federal Home Loan Bank — 0.0%
$3,000,000	0.04%, 12/13/2013(h)	2,999,860
Total U.S. Government Agencies (Cost $2,999,860)		2,999,860

Shares
CASH SWEEP — 2.1%
138,877,902	Citibank - US Dollars on Deposit in Custody Account, 0.02%(g)	138,877,902
Total Cash Sweep (Cost $138,877,902)		138,877,902
TOTAL INVESTMENTS — 99.9% (Cost $4,920,379,043)(a)		6,620,969,732
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,681,107
NET ASSETS — 100.0%		$6,624,650,839

(a)	Cost for federal income tax purposes is $4,945,453,080 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,785,338,005
Unrealized depreciation	(109,821,353)
Net unrealized appreciation	$1,675,516,652

(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $3,765,031, which is 0.06% of net assets and the cost is $5,313,595.
(d)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $710,334,513 or 10.72% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to

69

Old Westbury Funds, Inc.
Global Small & Mid Cap Fund
Portfolio of Investments - (Continued)	October 31, 2013

qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $11,605, which is less than 0.01% of net assets.
(f)	Securities incorporated in the same country but traded on different exchanges.
(g)	Rate shown represents current yield at October 31, 2013.
(h)	The rate represents the annualized yield at time of purchase.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CDI — CHESS Depositary Interests

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

PDR — Phillippine Depositary Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

VVPR — Voter Verified Paper Record

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Banks	2.3%
Consumer Discretionary	15.2%
Consumer Staples	5.4%
Diversified Financials	1.2%
Energy	4.0%
Health Care	12.5%
Industrials	19.3%
Information Technology	10.8%
Insurance	3.9%
Materials	9.3%
Real Estate	2.5%
Telecommunication Services	0.5%
Utilities	0.9%
Other*	12.2%
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids, and accrued expenses payable.

70

Old Westbury Funds, Inc.

To the Shareholders and Board of Directors of
Old Westbury Funds, Inc., Global Small & Mid Cap Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Global Small & Mid Cap Fund (the Fund) (one of the funds comprising Old Westbury Funds, Inc.), as of October 31, 2013, and for the year then ended, and have issued our unqualified report thereon dated December 23, 2013 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Fund’s portfolio of investments (the Schedule) as of October 31, 2013 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements and financial highlights of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

New York, New York
December 23, 2013

71

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	12/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date	12/24/13

By (Signature and Title)*	/s/ Peter C. Artemiou
Peter C. Artemiou, Treasurer
(Principal Financial Officer)

Date	12/24/13

* Print the name and title of each signing officer under his or her signature.